UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA		01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/10

Date of reporting period:	7/31/10

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 101.6%
Commercial Paper – 87.0%
Abbey National North America LLC 0.310% 8/04/10	$5,625,000	$5,624,806
Abbey National North America LLC 0.310% 8/10/10	7,700,000	7,699,337
Abbey National North America LLC 0.360% 9/22/10	5,000,000	4,997,350
Abbot Laboratories (a) 0.200% 8/23/10	5,000,000	4,999,361
American Honda Finance Corp. 0.200% 8/18/10	17,000,000	16,998,300
Baker Hughes, Inc. (a) 0.180% 8/04/10	7,625,000	7,624,848
Bank of America Corp. 0.180% 8/10/10	9,500,000	9,499,525
Bank of America Corp. 0.220% 8/04/10	7,475,000	7,474,817
BASF SE (a) 0.240% 9/28/10	6,400,000	6,397,483
BASF SE (a) 0.250% 9/08/10	7,900,000	7,897,860
Basin Electric Power Cooperative (a) 0.240% 8/17/10	17,000,000	16,998,073
BG Energy Finance, Inc. (a) 0.530% 9/20/10	2,000,000	1,998,498
Cargill, Inc. (a) 0.200% 8/02/10	12,715,000	12,714,859
Cargill, Inc. (a) 0.200% 8/12/10	4,000,000	3,999,733
Caterpillar Financial Services Corp. 0.270% 9/27/10	13,000,000	12,994,345
Citigroup Funding, Inc. 0.250% 8/27/10	17,000,000	16,996,812
Coca-Cola Co. (The) (a) 0.300% 9/01/10	17,000,000	16,995,467
Conocophillips Qatar, Ltd. (a) 0.220% 9/28/10	1,900,000	1,899,315
Covidien International Finance SA (a) 0.320% 8/04/10	5,000,000	4,999,822
Covidien International Finance SA (a) 0.320% 8/05/10	11,250,000	11,249,500
Covidien International Finance SA (a) 0.400% 8/13/10	700,000	699,899
Dell, Inc. 0.180% 8/03/10	7,500,000	7,499,888
Emerson Electric Co. (a) 0.200% 8/19/10	5,000,000	4,999,472
Emerson Electric Co. (a) 0.200% 8/23/10	7,684,000	7,683,018
Emerson Electric Co. (a) 0.210% 8/11/10	4,216,000	4,215,729
General Electric Capital Corp. 0.200% 8/16/10	6,500,000	6,499,422
General Electric Capital Corp. 0.250% 8/03/10	2,374,000	2,373,951
General Electric Co. 0.180% 8/04/10	7,900,000	7,899,842
Google, Inc. 0.230% 10/20/10	9,775,000	9,769,941
Google, Inc. 0.230% 10/26/10	7,000,000	6,996,109
Hewlett-Packard Co. (a) 0.200% 8/12/10	16,500,000	16,498,900
HSBC Finance Corp. 0.480% 9/07/10	16,500,000	16,491,640
Illinois Tool Works, Inc. (a) 0.200% 8/13/10	6,285,000	6,284,546
Illinois Tool Works, Inc. (a) 0.210% 9/01/10	5,000,000	4,999,067
Johnson & Johnson (a) 0.240% 8/03/10	10,600,000	10,599,788
Johnson & Johnson (a) 0.290% 8/06/10	8,000,000	7,999,613
JPMorgan Chase & Co. 0.220% 8/09/10	17,000,000	16,999,065
Kimberly-Clark Worldwide, Inc. (a) 0.230% 8/05/10	17,000,000	16,999,457
Medtronic, Inc. (a) 0.220% 10/26/10	8,925,000	8,920,255
Merck & Co., Inc. (a) 0.190% 8/25/10	8,725,000	8,723,849
Merck & Co., Inc. (a) 0.220% 8/30/10	4,850,000	4,849,111
National Rural Utilities Cooperative Finance Corp. 0.210% 8/20/10	4,000,000	3,999,533
National Rural Utilities Cooperative Finance Corp. 0.230% 8/19/10	12,600,000	12,598,470
Nestle Capital Corp. (a) 0.300% 9/22/10	17,500,000	17,492,271
Nokia Corp. (a) 0.230% 8/06/10	16,500,000	16,499,367
NSTAR Electric Co. 0.200% 8/10/10	1,305,000	1,304,928
NSTAR Electric Co. 0.210% 8/11/10	10,775,000	10,774,309
Procter & Gamble Co. (The) (a) 0.250% 10/06/10	16,500,000	16,492,323
Rabobank USA Finance Corp. 0.300% 8/23/10	9,500,000	9,498,179
Rabobank USA Finance Corp. 0.480% 9/24/10	5,910,000	5,905,666
Roche Holdings, Inc. (a) 0.210% 8/02/10	17,000,000	16,999,802
Royal Bank of Scotland Group PLC (a) 0.430% 8/16/10	2,000,000	1,999,618
Royal Bank of Scotland Group PLC (a) 0.520% 8/09/10	16,500,000	16,497,855
Siemens Capital Co. LLC (a) 0.180% 8/11/10	15,890,000	15,889,126
Sigma-Aldrich Corp. (a) 0.180% 8/05/10	10,500,000	10,499,738
Sigma-Aldrich Corp. (a) 0.200% 8/03/10	3,000,000	2,999,950
Sigma-Aldrich Corp. (a) 0.200% 8/10/10	3,500,000	3,499,806
United Technologies Corp. (a) 0.190% 8/24/10	9,000,000	8,998,860

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wal-Mart Stores, Inc. (a) 0.180% 8/03/10	$3,725,000	$3,724,944
Wal-Mart Stores, Inc. (a) 0.190% 8/10/10	2,750,000	2,749,855
Walt Disney Co. (The) (a) 0.180% 8/09/10	10,304,000	10,303,536
Wells Fargo & Co. FRN 0.685% 8/20/10	15,000,000	15,001,149
Wisconsin Gas LLC 0.240% 8/06/10	7,725,000	7,724,691
		569,516,649
Discount Notes – 8.1%
Federal Farm Credit Bank 0.250% 10/26/10	4,000,000	3,997,583
Federal Farm Credit Bank 0.360% 3/18/11	1,000,000	997,700
Federal Home Loan Bank 0.230% 11/26/10	925,000	924,303
Federal Home Loan Bank 0.245% 9/30/10	300,000	299,875
Federal Home Loan Bank 0.270% 10/29/10	7,000,000	6,999,415
Federal Home Loan Bank 0.300% 8/27/10	100,000	99,977
Federal Home Loan Bank 0.300% 9/22/10	175,000	174,923
Federal Home Loan Mortgage Corp. 0.210% 8/13/10	1,100,000	1,099,917
Federal Home Loan Mortgage Corp. 0.210% 9/01/10	385,000	384,928
Federal Home Loan Mortgage Corp. 0.215% 9/13/10	275,000	274,928
Federal Home Loan Mortgage Corp. 0.220% 10/05/10	600,000	599,758
Federal Home Loan Mortgage Corp. 0.230% 10/20/10	1,400,000	1,399,275
Federal Home Loan Mortgage Corp. 0.240% 10/06/10	500,000	499,777
Federal Home Loan Mortgage Corp. 0.245% 9/14/10	900,000	899,724
Federal Home Loan Mortgage Corp. 0.250% 9/08/10	500,000	499,865
Federal Home Loan Mortgage Corp. 0.250% 9/21/10	4,375,000	4,373,420
Federal Home Loan Mortgage Corp. 0.250% 11/15/10	255,000	254,810
Federal Home Loan Mortgage Corp. 0.250% 11/16/10	2,200,000	2,198,350
Federal Home Loan Mortgage Corp. 0.280% 10/18/10	3,000,000	2,998,157
Federal Home Loan Mortgage Corp. 0.285% 9/20/10	1,925,000	1,924,223
Federal Home Loan Mortgage Corp. 0.300% 8/23/10	140,000	139,973
Federal Home Loan Mortgage Corp. 0.320% 1/10/11	500,000	499,276
Federal National Mortgage Association 0.250% 8/10/10	433,000	432,970
Federal National Mortgage Association 0.250% 10/13/10	900,000	899,537
Federal National Mortgage Association 0.250% 10/18/10	1,000,000	999,451
Federal National Mortgage Association 0.260% 9/30/10	475,000	474,791
Federal National Mortgage Association 0.260% 11/10/10	950,000	949,300
Federal National Mortgage Association 0.265% 12/29/10	3,000,000	2,996,665
Federal National Mortgage Association 0.300% 12/30/10	100,000	99,873
Federal National Mortgage Association 0.300% 2/17/11	8,550,000	8,535,679
Federal National Mortgage Association 0.305% 1/18/11	600,000	599,131
Federal National Mortgage Association 0.330% 12/20/10	700,000	699,089
Federal National Mortgage Association 0.350% 12/01/10	733,000	732,124
Federal National Mortgage Association 0.380% 1/18/11	450,000	449,188
Federal National Mortgage Association 0.430% 12/01/10	1,985,000	1,982,084
Federal National Mortgage Association 0.460% 12/01/10	1,300,000	1,297,957
		52,687,996
U.S. Treasury Bills – 6.5%
U.S. Treasury Bill 0.150% 8/26/10	20,000,000	19,997,833
U.S. Treasury Bill 0.171% 12/16/10	2,570,000	2,568,320
U.S. Treasury Bill 0.195% 2/10/11	3,400,000	3,396,436
U.S. Treasury Bill 0.206% 11/18/10	6,675,000	6,670,809
U.S. Treasury Bill 0.210% 11/04/10	5,000,000	4,997,207
U.S. Treasury Bill 0.220% 11/12/10	4,950,000	4,946,854
		42,577,459
Time Deposits – 0.0%
Euro Time Deposit 0.010% 8/02/10	14,558	14,558
TOTAL SHORT-TERM INVESTMENTS (Cost $664,796,662)		664,796,662
TOTAL INVESTMENTS – 101.6% (Cost $664,796,662) (b)		664,796,662
Other Assets/ (Liabilities) – (1.6)%		(10,539,431)
NET ASSETS – 100.0%		$654,257,231

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $345,894,574 or 52.87% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
CONVERTIBLE PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $550,000) (a) (b) (c) (d)	5,500	$433,496
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $550,000)		433,496
TOTAL EQUITIES (Cost $550,000)		433,496
	Principal Amount
BONDS & NOTES – 74.9%
CORPORATE DEBT – 37.0%
Advertising – 0.2%
WPP Finance 8.000% 9/15/14	$765,000	907,494
Aerospace & Defense – 0.1%
Goodrich Corp. 6.125% 3/01/19	185,000	214,897
L-3 Communications Corp. 4.750% 7/15/20	50,000	51,085
		265,982
Agriculture – 0.6%
Altria Group, Inc. 9.700% 11/10/18	105,000	137,566
BAT International Finance PLC (b) 8.125% 11/15/13	1,085,000	1,281,470
Cargill, Inc. (b) 5.200% 1/22/13	1,200,000	1,293,822
		2,712,858
Banks – 2.8%
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,537,396
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,585,134
Bank of America Corp. 7.375% 5/15/14	1,100,000	1,261,307
Barclays Bank PLC 6.750% 5/22/19	380,000	439,125
Capital One Financial Corp. 7.375% 5/23/14	270,000	313,833
Citibank NA FRN 0.683% 3/30/11	750,000	751,612
Credit Suisse AG 5.400% 1/14/20	200,000	210,852
Credit Suisse New York 5.500% 5/01/14	760,000	836,661
ICICI Bank Ltd. (b) 5.500% 3/25/15	585,000	608,057
PNC Funding Corp. FRN 0.733% 4/01/12	1,000,000	1,005,338
State Street Corp. 2.150% 4/30/12	450,000	461,528
Union Bank NA FRN 0.737% 3/16/12	1,250,000	1,255,992
Wachovia Bank NA 7.800% 8/18/10	600,000	601,784
Wells Fargo & Co. FRN 0.757% 6/15/12	1,000,000	1,006,307
Wells Fargo & Co. 5.625% 12/11/17	65,000	72,189
		11,947,115
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	473,367
Foster's Finance Corp. (b) 6.875% 6/15/11	1,000,000	1,044,466
PepsiCo, Inc. 7.900% 11/01/18	500,000	653,824
		2,171,657
Building Materials – 0.6%
CRH America, Inc. 5.300% 10/15/13	425,000	456,353
CRH America, Inc. 8.125% 7/15/18	55,000	65,809
Lafarge SA (b) 5.500% 7/09/15	1,100,000	1,153,220
Masco Corp. 7.125% 8/15/13	400,000	424,264
Masco Corp. 7.125% 3/15/20	325,000	330,953
		2,430,599
Chemicals – 1.4%
Airgas, Inc. 4.500% 9/15/14	425,000	448,644
Ashland, Inc. 9.125% 6/01/17	250,000	284,063
Cytec Industries, Inc. 8.950% 7/01/17	125,000	153,653
The Dow Chemical Co. 4.850% 8/15/12	325,000	344,177
The Dow Chemical Co. 5.900% 2/15/15	860,000	953,370
The Dow Chemical Co. 7.600% 5/15/14	525,000	612,916
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,733
Ecolab, Inc. 4.875% 2/15/15	1,400,000	1,546,633
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,417,702
Valspar Corp. 7.250% 6/15/19	175,000	208,293
		5,988,184
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	275,000	295,625
Commercial Services – 0.7%
Brambles USA, Inc. (b) 3.950% 4/01/15	510,000	521,972
Deluxe Corp. 7.375% 6/01/15	180,000	184,050
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	479,722
Equifax, Inc. 6.300% 7/01/17	800,000	886,582
ERAC USA Finance LLC (b) 5.800% 10/15/12	1,000,000	1,082,926
		3,155,252
Computers – 0.3%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	80,000	81,600
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	40,000	40,900
Computer Sciences Corp. 5.500% 3/15/13	250,000	271,419

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EMC Corp., Convertible 1.750% 12/01/13	$400,000	$539,000
HP Enterprise Services LLC, Series B 6.000% 8/01/13	475,000	539,655
		1,472,574
Diversified Financial – 6.7%
American Express Co. 7.250% 5/20/14	545,000	632,632
American Express Co. 8.125% 5/20/19	200,000	254,157
American Express Credit Corp. 7.300% 8/20/13	860,000	985,759
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,191,451
BlackRock, Inc. 2.250% 12/10/12	950,000	973,793
BlackRock, Inc. 5.000% 12/10/19	300,000	322,491
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,230,224
Citigroup, Inc. 5.500% 10/15/14	320,000	338,957
Citigroup, Inc. 5.500% 2/15/17	840,000	849,220
Citigroup, Inc. 6.375% 8/12/14	585,000	636,393
Citigroup, Inc. 6.500% 8/19/13	720,000	789,671
Eaton Vance Corp. 6.500% 10/02/17	575,000	662,107
General Electric Capital Corp. FRN 1.467% 12/09/11	1,375,000	1,397,162
General Electric Capital Corp. 3.500% 8/13/12	590,000	611,409
General Electric Capital Corp. 5.900% 5/13/14	485,000	542,159
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,794,460
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	266,405
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	283,634
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	744,763
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	415,327
HSBC Finance Corp. 6.375% 10/15/11	175,000	184,271
International Lease Finance Corp. 5.625% 9/20/13	300,000	283,500
JP Morgan Chase & Co. FRN 0.767% 6/15/12	1,350,000	1,358,023
JP Morgan Chase & Co. 4.400% 7/22/20	950,000	952,285
Lazard Group LLC 6.850% 6/15/17	650,000	672,822
Lazard Group LLC 7.125% 5/15/15	805,000	859,664
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,919,864
Morgan Stanley FRN 0.691% 2/10/12	1,500,000	1,509,753
Morgan Stanley FRN 0.736% 3/13/12	1,250,000	1,256,389
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	50,000	70,429
SLM Corp. 5.000% 10/01/13	1,100,000	1,040,443
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	161,893
Textron Financial Corp. 5.125% 11/01/10	1,130,000	1,136,438
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	860,000	890,100
		29,218,048
Electric – 3.4%
Allegheny Energy Supply (b) 8.250% 4/15/12	975,000	1,062,345
Ameren Corp. 8.875% 5/15/14	545,000	632,180
Carolina Power & Light Co. 5.125% 9/15/13	780,000	865,064
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	292,001
CMS Energy Corp. 6.250% 2/01/20	325,000	323,689
CMS Energy Corp. 6.300% 2/01/12	65,000	67,331
CMS Energy Corp. 8.500% 4/15/11	1,115,000	1,153,335
Entergy Gulf States, Inc. 5.250% 8/01/15	306,000	306,446
IPALCO Enterprises, Inc. 8.625% 11/14/11	800,000	837,000
Kansas Gas & Electric Co. 5.647% 3/29/21	464,999	501,293
Kiowa Power Partners LLC (b) 4.811% 12/30/13	229,575	237,156
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,034,106
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	328,782	337,002
Monongahela Power 6.700% 6/15/14	500,000	562,196
Nevada Power Co., Series L 5.875% 1/15/15	650,000	734,559
NRG Energy, Inc. 8.500% 6/15/19	400,000	420,000
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,044,876
PPL Energy Supply LLC 6.300% 7/15/13	600,000	667,548
Tampa Electric Co. 6.375% 8/15/12	750,000	815,689
Tenaska Oklahoma (b) 6.528% 12/30/14	268,641	261,923
TransAlta Corp. 5.750% 12/15/13	1,250,000	1,380,885
TransAlta Corp. 6.650% 5/15/18	300,000	339,251
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	482,713	526,132

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$450,000	$491,611
		14,893,618
Electronics – 0.3%
Agilent Technologies, Inc. 2.500% 7/15/13	550,000	557,796
Amphenol Corp. 4.750% 11/15/14	180,000	191,961
Arrow Electronics, Inc. 6.000% 4/01/20	335,000	350,972
		1,100,729
Entertainment – 0.2%
International Game Technology 5.500% 6/15/20	250,000	260,410
Peninsula Gaming LLC 8.375% 8/15/15	515,000	535,600
		796,010
Environmental Controls – 0.3%
Allied Waste North America, Inc., Series B 5.750% 2/15/11	590,000	602,804
Republic Services, Inc. (b) 5.000% 3/01/20	750,000	789,202
Waste Management, Inc. 6.100% 3/15/18	35,000	40,078
		1,432,084
Foods – 0.9%
Delhaize Group 6.500% 6/15/17	1,180,000	1,381,559
Kellogg Co. 5.125% 12/03/12	855,000	928,693
Kraft Foods, Inc. 4.125% 2/09/16	525,000	561,506
Kraft Foods, Inc. 5.375% 2/10/20	540,000	590,680
The Kroger Co. 7.500% 1/15/14	260,000	305,945
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	280,216
Sara Lee Corp. 3.875% 6/15/13	60,000	63,547
		4,112,146
Forest Products & Paper – 0.4%
International Paper Co. 9.375% 5/15/19	105,000	136,526
Rock-Tenn Co. 5.625% 3/15/13	180,000	183,600
Rock-Tenn Co. 8.200% 8/15/11	650,000	676,000
Rock-Tenn Co. 9.250% 3/15/16	375,000	407,344
Verso Paper Holdings LLC 11.500% 7/01/14	200,000	218,500
		1,621,970
Gas – 0.1%
Southwest Gas Corp. 8.375% 2/15/11	375,000	388,369
Hand & Machine Tools – 0.4%
Black & Decker Corp. 8.950% 4/15/14	750,000	919,724
Kennametal, Inc. 7.200% 6/15/12	950,000	1,009,061
		1,928,785
Health Care - Products – 0.7%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	334,465
Beckman Coulter, Inc. 7.000% 6/01/19	235,000	280,027
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,277,665
Boston Scientific Corp. 6.000% 1/15/20	315,000	326,238
Covidien International Finance SA 5.450% 10/15/12	600,000	654,793
		2,873,188
Health Care - Services – 0.2%
CIGNA Corp. 5.125% 6/15/20	200,000	210,636
Roche Holdings, Inc. (b) 5.000% 3/01/14	500,000	555,447
Roche Holdings, Inc. (b) 6.000% 3/01/19	110,000	129,770
		895,853
Holding Company - Diversified – 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	380,000	413,451
Leucadia National Corp. 7.000% 8/15/13	460,000	476,100
		889,551
Home Furnishing – 0.0%
Whirlpool Corp. 8.600% 5/01/14	135,000	161,046
Insurance – 1.2%
Aflac, Inc. 8.500% 5/15/19	170,000	209,113
Berkshire Hathaway, Inc. 3.200% 2/11/15	975,000	1,019,042
CNA Financial Corp. 7.350% 11/15/19	320,000	347,734
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	514,983
Lincoln National Corp. 4.300% 6/15/15	200,000	207,307
Metropolitan Life Global Funding I (b) 2.875% 9/17/12	465,000	476,778
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	218,588
Prudential Financial, Inc. 3.625% 9/17/12	480,000	497,676
Prudential Financial, Inc. 4.750% 9/17/15	640,000	678,631
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,070,172
		5,240,024
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	335,000	362,433
Iron & Steel – 0.7%
AK Steel Corp. 7.625% 5/15/20	265,000	265,994
ArcelorMittal 9.000% 2/15/15	1,290,000	1,553,229
ArcelorMittal 9.850% 6/01/19	165,000	213,190
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	476,107
Steel Dynamics, Inc. 7.375% 11/01/12	560,000	595,700
		3,104,220
Lodging – 0.2%
Marriott International, Inc. 5.810% 11/10/15	150,000	164,064
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	56,565

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wyndham Worldwide Corp. 6.000% 12/01/16	$375,000	$380,161
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b) 7.750% 8/15/20	350,000	354,812
		955,602
Machinery - Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	855,000	879,581
Roper Industries, Inc. 6.625% 8/15/13	720,000	813,674
		1,693,255
Manufacturing – 1.1%
Cooper US, Inc. 6.100% 7/01/17	750,000	864,463
General Electric Co. 5.250% 12/06/17	1,000,000	1,102,314
Illinois Tool Works, Inc. 5.150% 4/01/14	1,320,000	1,493,089
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	350,000	432,325
Tyco Electronics Group SA 6.000% 10/01/12	375,000	406,819
Tyco Electronics Group SA 6.550% 10/01/17	325,000	371,624
		4,670,634
Media – 1.3%
CBS Corp. 6.625% 5/15/11	62,000	64,534
Comcast Corp. 5.500% 3/15/11	1,860,000	1,910,562
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	796,852
NBC Universal, Inc. (b) 5.150% 4/30/20	475,000	504,875
Rogers Communications, Inc. 5.500% 3/15/14	260,000	289,672
Scholastic Corp. 5.000% 4/15/13	575,000	558,469
Thomson Corp. 5.700% 10/01/14	930,000	1,054,008
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	540,315
		5,719,287
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	335,000	368,838
Mining – 1.1%
Alcoa, Inc. 6.150% 8/15/20	350,000	354,692
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,206,900
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	480,000	533,481
Teck Resources Ltd. 7.000% 9/15/12	250,000	269,236
Teck Resources Ltd. 9.750% 5/15/14	585,000	711,115
Teck Resources Ltd. 10.250% 5/15/16	500,000	605,000
Teck Resources Ltd. 10.750% 5/15/19	325,000	405,860
Vale Overseas Ltd. 6.250% 1/23/17	535,000	593,143
		4,679,427
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	263,719
Xerox Corp. 5.500% 5/15/12	280,000	298,045
		561,764
Office Furnishings – 0.3%
Steelcase, Inc. 6.500% 8/15/11	1,210,000	1,233,369
Oil & Gas – 1.4%
Cenovus Energy, Inc. 4.500% 9/15/14	650,000	700,586
Devon Energy Corp. 6.300% 1/15/19	215,000	252,503
Marathon Oil Corp. 6.500% 2/15/14	520,000	589,716
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	455,000	515,570
Motiva Enterprises LLC (b) 5.750% 1/15/20	385,000	433,888
Noble Holding International Ltd. 7.375% 3/15/14	735,000	845,765
Shell International Finance 5.625% 6/27/11	100,000	104,632
Tesoro Corp. 6.500% 6/01/17	400,000	386,000
Transocean, Inc., Convertible 1.500% 12/15/37	400,000	368,000
Valero Energy Corp. 4.500% 2/01/15	440,000	464,704
Valero Energy Corp. 6.125% 2/01/20	380,000	412,277
XTO Energy, Inc. (e) 4.900% 2/01/14	1,000,000	1,115,894
		6,189,535
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	220,000	197,450
Packaging & Containers – 0.8%
Packaging Corporation of America 5.750% 8/01/13	1,400,000	1,515,517
Pactiv Corp. 5.875% 7/15/12	280,000	291,380
Pactiv Corp. 6.400% 1/15/18	200,000	210,415
Sealed Air Corp. (b) 5.625% 7/15/13	1,200,000	1,260,959
		3,278,271
Pharmaceuticals – 0.9%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,940,694
Express Scripts, Inc. 6.250% 6/15/14	900,000	1,028,815
Mylan, Inc. (b) 7.625% 7/15/17	275,000	292,188
Pfizer, Inc. FRN 2.487% 3/15/11	750,000	759,974
		4,021,671
Pipelines – 2.0%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	140,000	148,587
DCP Midstream LLC (b) 9.750% 3/15/19	25,000	32,396
Enbridge, Inc. 5.800% 6/15/14	1,360,000	1,548,652
Enogex LLC (b) 6.875% 7/15/14	930,000	1,030,395
Enterprise Products Operating LP 7.500% 2/01/11	210,000	215,794

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	$275,000	$295,532
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	195,596
Magellan Midstream Partners LP 6.550% 7/15/19	330,000	384,389
NGPL PipeCo LLC (b) 6.514% 12/15/12	950,000	995,562
Plains All American Pipeline LP 4.250% 9/01/12	800,000	834,748
Plains All American Pipeline LP 5.625% 12/15/13	685,000	743,379
Southern Natural Gas Co. (b) 5.900% 4/01/17	420,000	448,326
Texas Eastern Transmission LP (b) 6.000% 9/15/17	275,000	316,971
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	680,810
Williams Partners LP 5.250% 3/15/20	665,000	710,128
		8,581,265
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	175,000	183,531
Simon Property Group LP 4.200% 2/01/15	100,000	106,305
		289,836
Retail – 0.5%
J.C. Penney Co., Inc. 5.650% 6/01/20	650,000	653,250
J.C. Penney Co., Inc. 7.950% 4/01/17	200,000	221,000
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	465,101
Macy's Retail Holdings, Inc. 7.500% 6/01/15	600,000	636,000
Nordstrom, Inc. 6.750% 6/01/14	150,000	174,264
		2,149,615
Savings & Loans – 0.2%
Glencore Funding LLC (b) 6.000% 4/15/14	665,000	671,824
Software – 0.5%
CA, Inc. 5.375% 12/01/19	170,000	180,417
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,644,025
Oracle Corp. (b) 3.875% 7/15/20	350,000	357,985
		2,182,427
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	940,000	987,000
Telecommunications – 2.1%
America Movil SAB de CV (b) 5.000% 3/30/20	120,000	127,579
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,105,790
British Telecommunications PLC STEP 9.375% 12/15/10	1,125,000	1,158,258
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	735,000	873,352
CenturyLink, Inc. 5.500% 4/01/13	390,000	409,869
CenturyLink, Inc. 6.150% 9/15/19	235,000	232,452
Embarq Corp. 7.082% 6/01/16	35,000	37,911
Qwest Corp. 7.875% 9/01/11	1,900,000	1,985,500
Qwest Corp. 8.875% 3/15/12	400,000	432,500
Rogers Communications, Inc. 6.375% 3/01/14	450,000	513,626
Telecom Italia Capital 6.175% 6/18/14	535,000	581,389
Verizon Communications, Inc. 8.750% 11/01/18	540,000	712,855
Verizon New England, Inc. 6.500% 9/15/11	500,000	526,908
Windstream Corp. 7.875% 11/01/17	535,000	544,362
		9,242,351
Transportation – 0.4%
Bristow Group, Inc. 7.500% 9/15/17	1,255,000	1,248,725
Canadian National Railway Co. 5.850% 11/15/17	245,000	283,291
Ryder System, Inc. 5.000% 6/15/12	225,000	237,993
		1,770,009
Trucking & Leasing – 0.2%
GATX Corp. 4.750% 5/15/15	150,000	157,565
GATX Corp. 8.750% 5/15/14	695,000	824,104
		981,669
TOTAL CORPORATE DEBT (Cost $149,130,082)		160,790,513
MUNICIPAL OBLIGATIONS – 0.1%
Access Group, Inc., Delaware VRN 0.470% 9/01/37	400,000	359,000
State of California 5.950% 4/01/16	245,000	265,492
		624,492
TOTAL MUNICIPAL OBLIGATIONS (Cost $606,240)		624,492
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 14.3%
Automobile ABS – 2.5%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	1,000,000	1,002,142
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.478% 8/20/13	675,000	646,564

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.558% 3/20/12	$825,000	$817,833
Bank of America Auto Trust, Series 2009-3A, Class A2 (b) 0.890% 4/16/12	895,063	895,745
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	272,113	272,448
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	1,050,000	1,052,303
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	429,823	430,305
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6 (b) 5.080% 11/25/11	750,000	754,431
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	775,000	777,540
New York City Tax Lien, Series 2010-AA, Class A (b) 1.680% 1/10/13	675,000	674,934
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	174,641	174,776
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	850,000	851,882
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 7/16/12	750,000	750,874
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	547,709	547,883
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	306,957	307,850
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (b) 1.750% 12/17/12	730,020	730,020
		10,687,530
Commercial MBS – 5.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.744% 2/10/51	2,000,000	2,074,913
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,331,180
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	785,622
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,569,318
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	1,025,866
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	730,104
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,100,000	1,131,927
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,600,000	1,632,400
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,125,000	1,194,786
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	850,000	878,323
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.215% 2/15/41	1,350,000	588,450
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	526,125
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.232% 5/15/41	1,375,000	1,443,766
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	1,017,308
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	250,000	264,920
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	981,161

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	$825,000	$831,558
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,050,000	2,136,535
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.282% 1/11/43	625,000	687,062
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.071% 8/15/39	750,000	824,869
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,367,345
		23,023,538
Home Equity ABS – 0.5%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.689% 7/25/35	550,503	488,254
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.829% 1/25/36	225,000	177,863
Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.859% 1/25/35	467,694	439,509
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.919% 12/25/34	219,392	198,583
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV2 FRN 0.959% 3/25/35	270,000	240,648
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.989% 3/25/35	660,000	473,501
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.779% 3/25/35	425,000	340,645
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,202	2,106
		2,361,109
Student Loans ABS – 4.6%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.718% 9/25/25	947,346	942,178
Access Group, Inc., Series 2003-1, Class A2 FRN 0.798% 12/27/16	248,327	247,354
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $788,563), Series 2005-2A, Class 2B1 FRN (b) (c) 1.254% 9/20/10	775,000	767,250
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.429% 5/25/36	219,687	209,656
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	885,570	879,302
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 0.021% 1/25/47	950,000	907,846
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.363% 1/25/47	1,075,000	901,547
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	400,000	386,000
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.837% 12/15/17	1,275,998	1,275,740
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.359% 3/25/25	1,227,314	1,212,918
National Collegiate Student Loan Trust, Series 2005-1, Class A2 FRN 0.419% 2/26/24	914,325	910,644
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.341% 2/25/39	100,000	90,375
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.341% 2/25/39	150,000	135,562
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.667% 5/25/27	869,522	853,706
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (b) (c) 1.139% 6/20/14	1,600,000	684,160
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.588% 10/28/26	1,017,374	1,010,096
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.588% 7/25/22	373,973	372,855
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.898% 7/27/20	846,487	847,796
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	800,000	696,005

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	$445,071	$369,033
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.187% 6/15/38	553,762	459,747
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.187% 12/15/38	985,838	804,487
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.781% 12/15/16	475,000	474,763
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.830% 12/15/16	1,975,000	1,974,013
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (b) 1.983% 2/15/13	850,000	846,820
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.678% 10/28/28	365,607	359,821
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.728% 4/30/29	869,929	864,908
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 1.728% 7/01/42	400,000	295,000
		19,779,582
WL Collateral CMO – 1.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.418% 7/20/36	229,007	221,557
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.195% 8/25/34	315,553	280,591
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	59,298	49,820
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.704% 9/25/33	33,429	25,944
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.969% 8/25/34	69,688	63,435
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.531% 1/19/38	988,624	565,059
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.439% 5/25/37	985,944	453,542
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.994% 8/25/34	157,485	109,911
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.579% 8/25/36	356,893	255,918
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.799% 2/25/34	495,030	438,472
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.807% 7/25/33	11,714	11,349
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	23,714	21,686
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	1,208	1,091
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,237,341	2,219,822
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.509% 6/25/46	1,765,804	727,931
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.519% 4/25/46	1,139,658	572,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.818% 3/25/34	101,132	89,410
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.813% 4/25/44	273,618	164,303
		6,272,145
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.690% 6/25/32	94,820	81,291
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,382,189)		62,205,195
SOVEREIGN DEBT OBLIGATIONS – 0.4%
Brazilian Government International Bond 5.875% 1/15/19	711,000	805,207
Colombia Government International Bond 7.375% 3/18/19	356,000	434,320

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Poland Government International Bond 6.375% 7/15/19	$380,000	$428,925
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,429,858)		1,668,452
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 18.7%
Pass-Through Securities – 18.7%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 3.416% 3/01/37	1,222,424	1,279,367
Pool #E00856 7.500% 6/01/15	12,291	13,277
Federal Home Loan Mortgage Corp. TBA Pool#5159 4.500% 12/01/38 (f)	18,692,000	19,460,124
Federal National Mortgage Association
Pool #775539 VRN 2.491% 5/01/34	450,852	470,873
Pool #725692 VRN 3.324% 10/01/33	396,429	410,664
Pool #888586 VRN 3.461% 10/01/34	929,749	967,299
Pool #684154 5.500% 2/01/18	46,988	51,063
Pool #702331 5.500% 5/01/18	557,182	605,043
Pool #725796 5.500% 9/01/19	3,498,238	3,797,092
Pool #844564 5.500% 12/01/20	757,832	822,573
Federal National Mortgage Association TBA
Pool#4815 4.000% 8/01/23 (f)	25,383,000	26,551,014
Pool #10725 4.500% 12/01/20 (f)	19,700,000	20,871,226
Government National Mortgage Association Pool #507545 7.500% 8/15/29	38,119	43,812
Government National Mortgage Association TBA Pool #6669 4.500% 6/01/39 (f)	5,813,000	6,129,536
		81,472,963
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $80,598,166)		81,472,963
U.S. TREASURY OBLIGATIONS – 4.4%
U.S. Treasury Bonds & Notes – 4.4%
U.S. Treasury Note (e) 1.375% 2/15/12	1,070,000	1,085,486
U.S. Treasury Note 2.500% 3/31/13	590,000	618,855
U.S. Treasury Note 2.625% 2/29/16	3,755,000	3,909,307
U.S. Treasury Note 2.750% 11/30/16	2,020,000	2,092,357
U.S. Treasury Note (e) 3.500% 2/15/18	10,500,000	11,338,360
		19,044,365
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,210,146)		19,044,365
TOTAL BONDS & NOTES (Cost $315,356,681)		325,805,980
TOTAL LONG-TERM INVESTMENTS (Cost $315,906,681)		326,239,476
SHORT-TERM INVESTMENTS – 38.5%
Commercial Paper – 38.5% (g)
Altria Group, Inc. 0.450% 8/06/10	9,000,000	8,999,325
BAE Systems Holdings, Inc. (b) 0.550% 9/01/10	4,000,000	3,998,044
BAE Systems Holdings, Inc. (b) 0.550% 9/09/10	5,000,000	4,996,944
Bemis Co., Inc. (b) 0.400% 8/11/10	3,200,000	3,199,609
BMW US Capital LLC (b) 0.400% 8/02/10	7,000,000	6,999,844
Covidien International Finance (b) 0.500% 10/04/10	7,660,000	7,653,085
CVS Caremark Corp. (b) 0.470% 9/21/10	3,500,000	3,497,624
Duke Energy Corp. (b) 0.390% 8/11/10	5,455,000	5,454,350
Duke Energy Corp. (b) 0.440% 8/24/10	2,680,000	2,679,214
Elsevier Finance SA (b) 0.420% 8/12/10	4,500,000	4,499,370
Elsevier Finance SA (b) 0.500% 9/02/10	5,000,000	4,997,708
ERAC USA Finance Co. (b) 0.420% 8/17/10	4,717,000	4,716,064
FPL Group Capital, Inc. (b) 0.420% 8/30/10	2,285,000	2,284,200
FPL Group Capital, Inc. (b) 0.440% 8/30/10	4,500,000	4,498,350
FPL Group Capital, Inc. (b) 0.500% 8/18/10	2,000,000	1,999,500
General Mills, Inc. (b) 0.500% 10/12/10	8,000,000	7,991,889
H.J. Heinz Financial Co. (b) 0.480% 10/20/10	8,000,000	7,991,360
Lincoln National Corp. (b) 0.490% 8/23/10	2,499,000	2,498,218
Lincoln National Corp. (b) 0.500% 8/09/10	2,250,000	2,249,719
Lincoln National Corp. (b) 0.500% 10/18/10	3,450,000	3,446,215
Omnicom Capital, Inc. (b) 0.550% 9/30/10	9,000,000	8,991,613
ONEOK Partners (b) 0.420% 8/13/10	4,000,000	3,999,393
ONEOK Partners (b) 0.440% 8/13/10	5,990,000	5,989,048
Pacific Gas & Electric Co. (b) 0.400% 8/11/10	8,450,000	8,448,967
Ryder System, Inc. 0.410% 8/18/10	4,000,000	3,999,180
Ryder System, Inc. 0.420% 8/25/10	5,750,000	5,748,323

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Electric & Gas 0.400% 8/27/10	$2,900,000	$2,899,130
Southern Power Co. (b) 0.400% 8/10/10	6,924,000	6,923,231
The Stanley Works, Inc. (b) 0.520% 8/23/10	8,950,000	8,947,027
Volkswagen Grouup of America, Inc (b) 0.470% 9/08/10	4,200,000	4,197,862
Volkswagen Grouup of America, Inc (b) 0.520% 8/05/10	4,385,000	4,384,683
Wellpoint, Inc. (b) 0.540% 9/14/10	8,000,000	7,994,600
		167,173,689
Time Deposits – 0.0%
Euro Time Deposit 0.010% 8/02/10	4,773	4,773
TOTAL SHORT-TERM INVESTMENTS (Cost $167,178,462)		167,178,462
TOTAL INVESTMENTS – 113.5% (Cost $483,085,143) (h)		493,417,938
Other Assets/ (Liabilities) – (13.5)%		(58,569,002)
NET ASSETS – 100.0%		$434,848,936

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $180,129,651 or 41.42% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2010, these securities amounted to a value of $1,884,906 or 0.43% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 122.9%
CORPORATE DEBT – 7.7%
Beverages – 0.3%
SABMiller PLC (a) 6.200% 7/01/11	$800,000	$834,583
Chemicals – 0.4%
The Dow Chemical Co. FRN 2.624% 8/08/11	1,000,000	1,014,241
Computers – 0.4%
Hewlett-Packard Co. FRN 1.586% 5/27/11	1,000,000	1,009,118
Diversified Financial – 2.7%
American Express Credit Corp. FRN 0.498% 10/04/10	4,000,000	4,000,332
American Honda Finance Corp. (a) 3.036% 6/02/11	1,000,000	1,019,703
General Electric Capital Corp. 3.500% 8/13/12	575,000	595,865
HSBC Finance Corp. FRN 0.584% 8/09/11	800,000	793,410
JP Morgan Chase & Co. FRN 0.695% 1/17/11	650,000	650,558
		7,059,868
Environmental Controls – 0.2%
Republic Services, Inc. 6.750% 8/15/11	620,000	652,345
Health Care - Services – 0.3%
UnitedHealth Group, Inc. FRN 1.660% 2/07/11	800,000	803,607
Insurance – 0.7%
Berkshire Hathaway, Inc. FRN 0.858% 2/11/13	1,700,000	1,705,863
Metropolitan Life Global Funding I (a) 2.875% 9/17/12	250,000	256,333
		1,962,196
Office Equipment/Supplies – 0.2%
Xerox Corp. 6.875% 8/15/11	600,000	632,192
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	750,000	755,885
Pharmaceuticals – 0.6%
Merck & Co., Inc. 1.875% 6/30/11	1,000,000	1,010,852
Wyeth VRN 6.950% 3/15/11	500,000	519,074
		1,529,926
Pipelines – 0.6%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	305,000	323,708
Duke Energy Field Services Corp. 7.875% 8/16/10	800,000	801,798
Transcontinental Gas Pipe Line Corp. Series B 7.000% 8/15/11	570,000	601,610
		1,727,116
Telecommunications – 1.0%
British Telecommunications PLC STEP 9.375% 12/15/10	800,000	823,650
Cellco Partnership/Verizon Wireless Capital LLC FRN 3.065% 5/20/11	1,000,000	1,020,587
Telefonica Emisiones SAU FRN 0.674% 2/04/13	725,000	701,411
		2,545,648
TOTAL CORPORATE DEBT (Cost $19,423,803)		20,526,725
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.9%
Automobile ABS – 3.5%
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2 1.220% 10/08/13	20,000	20,063
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	675,000	676,446
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	671,297	671,809
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	847,247	848,130
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	172,338	172,550
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	675,000	676,481
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	558,770	559,396
CPS Auto Receivables Trust, Series 2007-C, Class A3 (a) 5.430% 5/15/12	490,006	493,101
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	300,000	300,534
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6 (a) 5.080% 11/25/11	483,333	486,189

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	$393,950	$394,503
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	500,000	501,639
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	425,000	424,958
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	116,934	117,024
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 7/16/12	500,000	500,583
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	631,972	632,172
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	94,996	95,455
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	82,329	83,447
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	91,905	93,360
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	363,336	364,395
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	456,263	456,263
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A2 1.020% 1/16/12	748,428	749,074
		9,317,572
Credit Card ABS – 0.3%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.381% 10/15/12	350,000	349,994
Chase Issuance Trust, Series 2005-A13, Class A13 FRN 0.381% 2/15/13	500,000	499,834
		849,828
Home Equity ABS – 0.3%
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A3 FRN 0.529% 2/25/36	740,659	728,184
Student Loans ABS – 9.3%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.718% 9/25/25	599,341	596,072
Access Group, Inc., Series 2003-1, Class A2 FRN 0.798% 12/27/16	335,242	333,927
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	598,358	594,123
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class A2D FRN 0.689% 7/25/35	47,981	47,775
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	200,000	191,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	675,000	645,048
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	675,000	566,088
DB Master Finance LLC, Series 2006-1, Class A2 (a) 5.779% 6/20/31	265,000	255,725
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.837% 12/15/17	1,498,983	1,498,680
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.359% 3/25/25	775,990	766,889
National Collegiate Student Loan Trust, Series 2005-1, Class A2 FRN 0.419% 2/26/24	1,097,939	1,093,520
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.667% 5/25/27	588,206	577,507
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.588% 10/28/26	629,803	625,297
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.658% 4/28/17	697,200	696,370
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 0.116% 4/25/44	775,000	604,500
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A1 FRN 0.498% 7/25/19	509,182	507,468
SLC Student Loan Trust, Series 2005-1, Class A1 FRN 0.446% 2/15/18	663,484	662,981

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-1, Class A2 FRN 0.537% 6/15/15	$354,277	$354,207
SLC Student Loan Trust, Series 2008-2, Class A1 FRN 0.937% 9/15/14	61,836	61,890
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.488% 10/25/18	67,132	67,037
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.498% 1/25/16	221,983	221,817
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.498% 10/25/16	34,138	34,107
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.498% 4/25/17	17,625	17,612
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.518% 7/25/18	8,112	8,104
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.578% 4/25/17	181,441	181,070
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.588% 4/25/22	205,195	204,802
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.588% 4/25/22	46,417	46,255
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.588% 7/25/22	786,050	783,699
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.608% 4/25/17	83,480	83,343
SLM Student Loan Trust, Series 2007-7, Class A1 FRN 0.638% 10/25/12	7,777	7,775
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.698% 1/25/16	135,000	134,671
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.717% 3/15/19	645,318	643,828
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.737% 3/15/19	412,780	412,654
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.748% 7/25/13	234,152	234,206
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.757% 12/15/17	698,103	697,002
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.798% 1/26/15	396,731	396,951
SLM Student Loan Trust, Series 2004-4, Class B FRN 0.878% 1/27/25	475,000	404,810
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.898% 10/27/14	515,110	515,760
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (a) 0.900% 7/27/20	1,100,434	1,102,135
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	500,000	435,003
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.998% 10/25/17	245,000	245,994
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.998% 1/25/21	375,000	334,904
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.100% 12/15/16	2,700,000	2,698,651
SLM Student Loan Trust, Series 2003-7, Class B FRN 1.107% 9/15/39	856,577	705,614
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	289,296	239,872
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.187% 6/15/38	340,776	282,921
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.187% 12/15/38	672,162	548,514
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.983% 12/15/17	550,000	547,942
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.998% 4/25/23	172,200	180,375
SLM Student Loan Trust, Series 2003-5, Class B FRN 2.841% 9/15/39	850,000	718,250
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.608% 7/28/26	24,749	24,455
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.678% 10/28/28	240,531	236,724
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.728% 4/30/29	628,120	624,495
		24,700,544
WL Collateral CMO – 0.5%
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,446,556	1,435,230
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,417,237)		37,031,358

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 101.3%
U.S. Treasury Bonds & Notes – 101.3%
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	$6,654,353	$6,773,050
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	5,160,900	5,280,619
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	6,917,138	7,239,604
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	7,744,717	8,047,874
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	9,796,225	10,053,896
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	11,277,067	11,932,547
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,263,695	7,674,820
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,144,201	6,154,416
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	9,972,085	10,564,614
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	10,010,548	10,758,430
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,687,485	7,181,272
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	8,837,569	9,161,797
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,031,537	12,837,545
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	12,251,079	13,155,285
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	9,359,688	10,120,865
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	9,958,752	10,426,191
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,610,964	8,325,125
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	4,305,006	4,567,557
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	8,151,589	9,007,608
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	14,716,341	16,175,806
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	8,092,088	8,865,794
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	9,360,713	10,442,954
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,417,895	8,273,178
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	8,015,854	9,053,169
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	12,176,369	12,954,265
U.S. Treasury Inflation Index 3.375% 1/15/12	3,685,980	3,878,734
U.S. Treasury Inflation Index 3.375% 4/15/32	2,341,455	2,995,046
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,860,313	12,587,683
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	11,426,331	15,158,885
		269,648,629
TOTAL U.S. TREASURY OBLIGATIONS (Cost $256,826,967)		269,648,629
TOTAL BONDS & NOTES (Cost $312,668,007)		327,206,712
TOTAL LONG-TERM INVESTMENTS (Cost $312,668,007)		327,206,712
SHORT-TERM INVESTMENTS – 58.0%
Commercial Paper – 58.0%
Abbey National North America LLC 0.530% 9/08/10	4,300,000	4,297,531
Altria Group, Inc. 0.450% 8/10/10	4,000,000	3,999,500
Avery Dennison Corp. (a) 0.420% 8/06/10	4,000,000	3,999,720
BAE Systems Holdings Inc. (a) 0.550% 9/03/10	4,000,000	3,997,922
Barclays U.S. Funding LLC 0.320% 8/23/10	1,800,000	1,799,632
Barclays U.S. Funding LLC 0.520% 9/15/10	3,750,000	3,747,508
Bemis Co., Inc. (a) 0.410% 8/11/10	1,650,000	1,649,793
BG Energy Finance, Inc. (a) 0.510% 8/05/10	6,500,000	6,499,540
BMW US Capital LLC (a) 0.410% 8/10/10	4,000,000	3,999,544
Citigroup Funding, Inc. 0.530% 9/01/10	4,900,000	4,897,692
Citigroup Funding, Inc. 0.550% 9/01/10	1,650,000	1,649,193
Covidien International Finance SA (a) 0.510% 10/05/10	6,500,000	6,493,922
CVS Caremark Corp. (a) 0.570% 10/12/10	4,000,000	3,995,377
Danske Corp. (a) 0.510% 9/01/10	3,750,000	3,748,300
Deutsche Bank Financial LLC 0.510% 9/02/10	2,950,000	2,948,621
Duke Energy Corp. (a) 0.450% 8/24/10	3,050,000	3,049,085
Eaton Corp. (a) 0.390% 8/04/10	3,700,000	3,699,840
Elsevier Finance SA (a) 0.500% 9/02/10	4,000,000	3,998,167
ERAC USA Finance Co. (a) 0.440% 8/17/10	825,000	824,829
ERAC USA Finance Co. (a) 0.450% 9/10/10	3,000,000	2,998,462

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FPL Group Capital, Inc. (a) 0.500% 8/18/10	$4,000,000	$3,999,000
General Mills, Inc. (a) 0.450% 8/16/10	750,000	749,850
General Mills, Inc. (a) 0.500% 10/12/10	3,250,000	3,246,705
Harris Corp. 0.400% 8/09/10	3,350,000	3,349,665
Henkel of America, Inc. (a) 0.490% 8/02/10	4,925,000	4,924,866
HSBC Finance Corp. 0.500% 9/13/10	5,000,000	4,996,944
ING US Funding LLC 0.450% 8/16/10	1,950,000	1,949,610
ING US Funding LLC 0.470% 10/08/10	1,625,000	1,623,536
ING US Funding LLC 0.480% 10/06/10	2,900,000	2,897,409
Lincoln National Corp. (a) 0.520% 9/13/10	4,100,000	4,097,394
Nissan Motor Acceptance Corp. (a) 0.410% 8/12/10	4,000,000	3,999,453
Omnicom Capital, Inc. (a) 0.470% 8/13/10	4,000,000	3,999,321
ONEOK Partners (a) 0.450% 8/13/10	4,000,000	3,999,350
Paccar Financial Corp. 0.410% 8/13/10	3,000,000	2,999,556
Paccar Financial Corp. 0.430% 8/16/10	1,200,000	1,199,771
Pacific Gas & Electric Co. (a) 0.410% 8/26/10	800,000	799,763
Pacific Gas & Electric Co. (a) 0.420% 8/24/10	1,150,000	1,149,678
Royal Bank Of Scotland Group PLC (a) 0.500% 8/11/10	6,750,000	6,748,969
Ryder System, Inc. 0.430% 8/02/10	850,000	849,980
Ryder System, Inc. 0.450% 8/03/10	3,150,000	3,149,882
Societe Generale North America, Inc. 0.500% 8/27/10	1,800,000	1,799,325
South Carolina Electric & Gas 0.410% 8/19/10	2,200,000	2,199,524
South Carolina Electric & Gas 0.410% 8/23/10	4,000,000	3,998,952
The Stanley Works, Inc. (a) 0.440% 8/11/10	3,050,000	3,049,590
The Stanley Works, Inc. (a) 0.520% 8/23/10	900,000	899,701
Volkswagen Group of America, Inc. (a) 0.460% 8/16/10	3,000,000	2,999,387
Wellpoint, Inc. (a) 0.500% 10/29/10	5,000,000	4,993,750
Wellpoint, Inc. (a) 0.540% 9/14/10	1,500,000	1,498,988
		154,464,097
Repurchase Agreement – 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (c)	15,139	15,139
TOTAL SHORT-TERM INVESTMENTS (Cost $154,479,236)		154,479,236
TOTAL INVESTMENTS – 180.9% (Cost $467,147,243) (d)		481,685,948
Other Assets/ (Liabilities) – (80.9)%		(215,425,704)
NET ASSETS – 100.0%		$266,260,244

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $110,879,977 or 41.64% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $15,139. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $15,934.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
CONVERTIBLE PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c) (d)	12,500	$985,217
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,250,000)		985,217
TOTAL EQUITIES (Cost $1,250,000)		985,217
	Principal Amount
BONDS & NOTES – 98.7%
CORPORATE DEBT – 40.1%
Advertising – 0.2%
WPP Finance 8.000% 9/15/14	$2,405,000	2,852,972
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	1,375,000	1,570,650
General Dynamics Corp. 5.250% 2/01/14	2,050,000	2,317,144
Goodrich Corp. 6.125% 3/01/19	595,000	691,155
L-3 Communications Corp. 4.750% 7/15/20	105,000	107,278
Lockheed Martin Corp. 5.500% 11/15/39	240,000	257,169
United Technologies Corp. 6.125% 7/15/38	465,000	544,106
		5,487,502
Agriculture – 0.3%
Cargill, Inc. (b) (e) 5.200% 1/22/13	3,875,000	4,177,967
Philip Morris International, Inc. 6.375% 5/16/38	225,000	268,102
		4,446,069
Airlines – 0.0%
United Air Lines, Inc. (f) 10.110% 12/31/49	314,935	111,015
Banks – 1.8%
Bank of America Corp. (e) 2.100% 4/30/12	3,250,000	3,331,026
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,033,263
Bank of America Corp. 5.625% 7/01/20	10,000	10,318
Bank of America Corp. (e) 5.750% 12/01/17	1,555,000	1,643,256
Bank of America Corp. 7.400% 1/15/11	121,248	124,656
Bank of America Corp. Series L (e) 5.650% 5/01/18	300,000	314,047
Barclays Bank PLC (e) 5.200% 7/10/14	700,000	759,791
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,502,268
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,080,980
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,145,415
Credit Suisse New York 5.500% 5/01/14	585,000	644,009
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	2,161,485
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,880,000	1,954,098
Royal Bank of Scotland Group PLC (b) 4.875% 8/25/14	1,450,000	1,497,224
UBS AG 5.750% 4/25/18	1,500,000	1,635,369
Wachovia Bank NA 6.600% 1/15/38	690,000	754,314
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,768,963
Wachovia Corp. 5.750% 6/15/17	220,000	242,745
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,139,855
Wells Fargo & Co. 5.625% 12/11/17	575,000	638,594
		24,381,676
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,380,927
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	968,000	1,077,323
The Coca-Cola Co. 5.350% 11/15/17	550,000	635,658
Foster's Finance Corp. (b) 6.875% 6/15/11	872,000	910,775
		4,004,683
Building Materials – 0.6%
CRH America, Inc. (e) 8.125% 7/15/18	230,000	275,201
Lafarge SA (b) 5.500% 7/09/15	3,300,000	3,459,660
Lafarge SA 6.150% 7/15/11	600,000	618,384
Masco Corp. 7.125% 8/15/13	1,250,000	1,325,824
Masco Corp. 7.125% 3/15/20	1,000,000	1,018,318
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,478,896
		8,176,283
Chemicals – 0.9%
Airgas, Inc. 4.500% 9/15/14	1,365,000	1,440,939
Ashland, Inc. 9.125% 6/01/17	835,000	948,769
Cytec Industries, Inc. 8.950% 7/01/17	450,000	553,150
The Dow Chemical Co. 7.600% 5/15/14	170,000	198,468
The Dow Chemical Co. 8.550% 5/15/19	375,000	468,327
The Dow Chemical Co. 9.400% 5/15/39	900,000	1,263,713
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	188,669

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ecolab, Inc. (e) 4.875% 2/15/15	$4,540,000	$5,015,511
Ecolab, Inc. 6.875% 2/01/11	110,000	113,175
Praxair, Inc. (e) 5.250% 11/15/14	545,000	618,118
Valspar Corp. 7.250% 6/15/19	650,000	773,658
		11,582,497
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	850,000	913,750
Commercial Services – 0.5%
Brambles USA, Inc. (b) 3.950% 4/01/15	1,400,000	1,432,865
Deluxe Corp. 7.375% 6/01/15	500,000	511,250
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,032,372
Equifax, Inc. 7.000% 7/01/37	1,370,000	1,465,685
ERAC USA Finance LLC (b) 6.700% 6/01/34	1,620,000	1,731,156
		7,173,328
Computers – 0.4%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	230,000	234,600
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	115,000	117,588
Computer Sciences Corp. 5.500% 3/15/13	800,000	868,540
EMC Corp., Convertible 1.750% 12/01/13	1,300,000	1,751,750
HP Enterprise Services LLC, Series B 6.000% 8/01/13	1,646,000	1,870,047
International Business Machines Corp. 5.600% 11/30/39	825,000	915,669
		5,758,194
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	309,939
Diversified Financial – 8.4%
American Express Co. 6.150% 8/28/17	1,060,000	1,190,064
American Express Co. 7.250% 5/20/14	715,000	829,967
American Express Co. (e) 8.125% 5/20/19	610,000	775,179
American Express Credit Corp. (e) 7.300% 8/20/13	4,125,000	4,728,207
American General Finance Corp. 6.500% 9/15/17	1,155,000	961,538
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,811,006
BlackRock, Inc. 5.000% 12/10/19	525,000	564,359
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,256,801
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	641,666
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,085,722
Citigroup, Inc. (e) 5.500% 2/15/17	2,495,000	2,522,385
Citigroup, Inc. 5.875% 5/29/37	1,175,000	1,144,726
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,192,022
Citigroup, Inc. (e) 6.500% 8/19/13	2,300,000	2,522,559
Citigroup, Inc. 8.125% 7/15/39	225,000	273,772
Citigroup, Inc. 8.500% 5/22/19	815,000	990,402
Eaton Vance Corp. 6.500% 10/02/17	485,000	558,473
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	31,000,000	31,772,594
General Electric Capital Corp. 2.800% 1/08/13	1,985,000	2,030,504
General Electric Capital Corp. 5.500% 1/08/20	600,000	647,209
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,676,781
General Electric Capital Corp. (e) 6.875% 1/10/39	1,495,000	1,685,687
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	926,400
The Goldman Sachs Group, Inc. (e) 5.625% 1/15/17	6,240,000	6,435,924
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	453,084
The Goldman Sachs Group, Inc. 6.750% 10/01/37	920,000	937,215
HSBC Finance Corp. 5.900% 6/19/12	130,000	138,396
HSBC Finance Corp. 6.375% 10/15/11	669,000	704,440
JP Morgan Chase & Co. FRN (e) 0.767% 6/15/12	4,500,000	4,526,743
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,236,996
JPMorgan Chase & Co. 4.400% 7/22/20	3,000,000	3,007,215
JPMorgan Chase & Co. 6.400% 5/15/38	375,000	441,950
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,630,300
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,570,450
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	5,775,000	6,159,563
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	629,646
Morgan Stanley FRN 0.736% 3/13/12	2,750,000	2,764,055
Morgan Stanley 4.200% 11/20/14	4,085,000	4,147,954
Morgan Stanley 5.450% 1/09/17	1,526,000	1,580,210
Morgan Stanley 5.625% 9/23/19	1,415,000	1,438,282
SLM Corp. 5.000% 10/01/13	2,129,000	2,013,730
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	532,680
Textron Financial Corp. (e) 5.125% 11/01/10	3,540,000	3,560,167

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	$2,680,000	$2,773,800
		111,470,823
Electric – 2.8%
Allegheny Energy Supply (b) 8.250% 4/15/12	2,116,000	2,305,562
Ameren Corp. (e) 8.875% 5/15/14	1,985,000	2,302,528
Carolina Power & Light Co. 6.125% 9/15/33	37,000	42,514
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	712,482
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,050,745
CMS Energy Corp. 6.300% 2/01/12	200,000	207,172
CMS Energy Corp. 8.500% 4/15/11	3,370,000	3,485,864
Entergy Gulf States, Inc. (e) 5.250% 8/01/15	507,000	507,740
IPALCO Enterprises, Inc. 8.625% 11/14/11	2,500,000	2,615,625
Kansas Gas & Electric Co. 5.647% 3/29/21	1,537,597	1,657,608
Kiowa Power Partners LLC (b) 4.811% 12/30/13	713,060	736,605
MidAmerican Energy Co. 5.125% 1/15/13	69,000	75,555
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	982,250	1,006,806
Monongahela Power 6.700% 6/15/14	1,667,000	1,874,360
Nevada Power Co., Series L 5.875% 1/15/15	2,193,000	2,478,290
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,152,926
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,233,750
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	88,759
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	163,066
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	883,829
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,113,902
Progress Energy, Inc. 7.100% 3/01/11	79,216	81,977
Tenaska Oklahoma (b) 6.528% 12/30/14	1,006,331	981,162
TransAlta Corp. (e) 5.750% 12/15/13	4,496,000	4,966,767
TransAlta Corp. 6.650% 5/15/18	800,000	904,669
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	1,381,938	1,506,240
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,090,229
Wisconsin Public Service Corp. (e) 5.650% 11/01/17	1,405,000	1,534,918
		37,761,650
Electrical Components & Equipment – 0.2%
Anixter Inc. (e) 5.950% 3/01/15	2,800,000	2,723,000
Electronics – 0.2%
Amphenol Corp. 4.750% 11/15/14	573,000	611,076
Arrow Electronics, Inc. (e) 6.000% 4/01/20	1,195,000	1,251,975
Avnet, Inc. 5.875% 3/15/14	1,080,000	1,172,053
		3,035,104
Entertainment – 0.2%
International Game Technology 5.500% 6/15/20	750,000	781,229
Peninsula Gaming LLC 8.375% 8/15/15	1,555,000	1,617,200
		2,398,429
Environmental Controls – 0.8%
Allied Waste North America, Inc., Series B 5.750% 2/15/11	3,024,000	3,089,627
Allied Waste North America, Inc. (e) 6.500% 11/15/10	5,270,000	5,355,685
Republic Services, Inc. (b) 5.000% 3/01/20	1,300,000	1,367,950
Republic Services, Inc. (b) 5.250% 11/15/21	795,000	859,159
Republic Services, Inc. 6.750% 8/15/11	78,000	82,069
		10,754,490
Foods – 1.0%
ConAgra Foods, Inc. 6.750% 9/15/11	13,248	14,023
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,171,070
General Mills, Inc. 5.400% 6/15/40	1,100,000	1,167,750
Kellogg Co. (e) 5.125% 12/03/12	2,700,000	2,932,716
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,689,867
Kraft Foods, Inc. 5.375% 2/10/20	1,635,000	1,788,446
Kraft Foods, Inc. 6.500% 2/09/40	1,740,000	2,003,812
The Kroger Co. 7.500% 1/15/14	830,000	976,669
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	866,121
Sara Lee Corp. 3.875% 6/15/13	749,000	793,281
		13,403,755
Forest Products & Paper – 0.5%
International Paper Co. 7.300% 11/15/39	820,000	939,802
International Paper Co. 9.375% 5/15/19	290,000	377,072
The Mead Corp. 7.550% 3/01/47	1,520,000	1,353,441
Rock-Tenn Co. 5.625% 3/15/13	505,000	515,100
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,966,640
Rock-Tenn Co. 9.250% 3/15/16	530,000	575,713

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verso Paper Holdings LLC 11.500% 7/01/14	$700,000	$764,750
		6,492,518
Gas – 0.3%
Northern Natural Gas Co. (b) 7.000% 6/01/11	709,000	742,919
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,637,602
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,173,391
		3,553,912
Health Care - Products – 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,145,118
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	959,239
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	3,843,096
Boston Scientific Corp. 5.450% 6/15/14	91,000	94,677
Boston Scientific Corp. 6.000% 1/15/20	950,000	983,892
Covidien International Finance SA 6.550% 10/15/37	95,000	117,625
Johnson & Johnson 5.850% 7/15/38	245,000	289,859
		7,433,506
Health Care - Services – 0.2%
CIGNA Corp. 5.125% 6/15/20	650,000	684,567
Roche Holdings, Inc. (b) 5.000% 3/01/14	1,205,000	1,338,627
Roche Holdings, Inc. (b) 6.000% 3/01/19	370,000	436,499
Roche Holdings, Inc. (b) 7.000% 3/01/39	250,000	327,920
		2,787,613
Holding Company - Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	1,220,000	1,327,395
Leucadia National Corp. 7.000% 8/15/13	636,000	658,260
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,931,160
		3,916,815
Home Furnishing – 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	548,749
Housewares – 0.1%
Toro Co. 7.800% 6/15/27	773,000	835,155
Insurance – 1.4%
Aflac, Inc. (e) 8.500% 5/15/19	585,000	719,595
The Allstate Corp. 5.550% 5/09/35	875,000	882,514
The Allstate Corp. 7.450% 5/16/19	200,000	240,451
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	835,000	880,466
Berkshire Hathaway, Inc. (e) 3.200% 2/11/15	2,825,000	2,952,608
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,086,669
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,819,940
Lincoln National Corp. 4.300% 6/15/15	600,000	621,920
Lincoln National Corp. 6.300% 10/09/37	1,245,000	1,232,078
Lincoln National Corp. 7.000% 6/15/40	700,000	762,504
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,698,319
MetLife, Inc. Series A 6.817% 8/15/18	235,000	269,632
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	774,425
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,225,125
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,179,044
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	882,205
		18,227,495
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	1,023,000	1,106,774
Iron & Steel – 1.3%
AK Steel Corp. 7.625% 5/15/20	785,000	787,944
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	839,569
ArcelorMittal (e) 7.000% 10/15/39	2,010,000	2,160,674
ArcelorMittal (e) 9.000% 2/15/15	3,080,000	3,708,486
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,741,091
Reliance Steel & Aluminum Co. 6.850% 11/15/36	2,536,000	2,428,679
Steel Dynamics, Inc. (e) 7.375% 11/01/12	3,975,000	4,228,406
		16,894,849
Lodging – 0.5%
Marriott International, Inc. 5.810% 11/10/15	425,000	464,848
Marriott International, Inc. (e) 6.200% 6/15/16	4,038,000	4,315,572
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	165,000	172,838
Wyndham Worldwide Corp. 6.000% 12/01/16	1,150,000	1,165,826
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b) 7.750% 8/15/20	1,100,000	1,115,125
		7,234,209
Machinery - Diversified – 0.4%
Briggs & Stratton Corp. (e) 8.875% 3/15/11	2,938,000	3,022,468
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,661,390
		5,683,858
Manufacturing – 0.7%
General Electric Co. 5.250% 12/06/17	1,145,000	1,262,149
Illinois Tool Works, Inc. 5.150% 4/01/14	1,450,000	1,640,136
Ingersoll-Rand Global Holding Co. Ltd. (e) 6.875% 8/15/18	960,000	1,138,537

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Siemens Financieringsmaatschappij NV (b) 5.750% 10/17/16	$1,000,000	$1,150,451
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,318,094
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,257,803
Tyco International Finance SA 8.500% 1/15/19	800,000	1,045,343
		8,812,513
Media – 1.7%
CBS Corp. 6.625% 5/15/11	339,000	352,858
CBS Corp. 7.875% 7/30/30	970,000	1,154,715
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	140,967
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	173,626
Comcast Corp. 5.500% 3/15/11	1,142,000	1,173,044
Comcast Corp. 6.400% 5/15/38	1,035,000	1,141,964
Cox Communications, Inc. 6.750% 3/15/11	196,000	203,039
McGraw-Hill Cos., Inc. 5.375% 11/15/12	2,500,000	2,656,175
NBC Universal, Inc. (b) 5.150% 4/30/20	1,400,000	1,488,052
NBC Universal, Inc. (b) 6.400% 4/30/40	100,000	109,961
News America, Inc. 6.900% 8/15/39	525,000	605,654
Rogers Cable, Inc. (e) 7.875% 5/01/12	2,398,000	2,664,423
Rogers Communications, Inc. 5.500% 3/15/14	822,000	915,809
Rogers Communications, Inc. 7.500% 8/15/38	160,000	204,722
Scholastic Corp. 5.000% 4/15/13	2,024,000	1,965,810
Thomson Corp. (e) 5.700% 10/01/14	1,545,000	1,751,013
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	745,962
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,579,833
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	295,152
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	469,746
Time Warner, Inc. 4.700% 1/15/21	900,000	928,720
Time Warner, Inc. 6.100% 7/15/40	950,000	1,003,251
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,369,994
		23,094,490
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	400,000	440,403
Mining – 0.9%
Alcoa, Inc. 6.150% 8/15/20	1,775,000	1,798,794
Teck Resources Ltd. 9.750% 5/15/14	2,350,000	2,856,618
Teck Resources Ltd. 10.250% 5/15/16	1,700,000	2,057,000
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,373,680
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,802,710
Vale Overseas Ltd. 6.875% 11/10/39	2,460,000	2,711,892
		12,600,694
Office Equipment/Supplies – 0.2%
Xerox Corp. 4.250% 2/15/15	800,000	843,901
Xerox Corp. (e) 5.500% 5/15/12	1,175,000	1,250,725
Xerox Corp. 8.250% 5/15/14	260,000	308,455
		2,403,081
Office Furnishings – 0.4%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,258,424
Steelcase, Inc. 6.500% 8/15/11	2,694,000	2,746,029
		5,004,453
Oil & Gas – 1.6%
ConocoPhillips 6.500% 2/01/39	675,000	837,492
Devon Energy Corp. 6.300% 1/15/19	660,000	775,126
Mobil Corp. (e) 8.625% 8/15/21	201,000	281,740
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	1,520,000	1,722,342
Motiva Enterprises LLC (b) 5.750% 1/15/20	1,285,000	1,448,171
Motiva Enterprises LLC (b) 6.850% 1/15/40	945,000	1,120,601
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,721,406
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	210,060
Petroleos Mexicanos (b) 5.500% 1/21/21	1,690,000	1,739,010
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,399,399
Shell International Finance BV 5.500% 3/25/40	450,000	493,674
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,061,500
Transocean, Inc., Convertible 1.500% 12/15/37	1,300,000	1,196,000
Valero Energy Corp. 4.500% 2/01/15	1,320,000	1,394,113
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,242,255
XTO Energy, Inc. (e) 4.900% 2/01/14	3,746,000	4,180,139
		21,823,028
Oil & Gas Services – 0.2%
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	1,625,000	1,302,437
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,009,000	905,578
		2,208,015

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers – 0.6%
Ball Corp. 7.125% 9/01/16	$1,320,000	$1,419,000
Packaging Corporation of America 5.750% 8/01/13	1,050,000	1,136,637
Pactiv Corp. 5.875% 7/15/12	1,140,000	1,186,334
Pactiv Corp. 6.400% 1/15/18	1,025,000	1,078,375
Sealed Air Corp. (b) 5.625% 7/15/13	2,175,000	2,285,488
Sealed Air Corp. (b) 6.875% 7/15/33	717,000	658,012
		7,763,846
Pharmaceuticals – 0.4%
Abbott Laboratories 5.300% 5/27/40	1,900,000	2,024,541
Abbott Laboratories 5.600% 11/30/17	200,000	233,819
Eli Lilly & Co. 5.950% 11/15/37	260,000	297,684
Merck & Co., Inc. 5.850% 6/30/39	255,000	297,497
Mylan, Inc. (b) 7.625% 7/15/17	800,000	850,000
Pfizer, Inc. 7.200% 3/15/39	970,000	1,302,013
		5,005,554
Pipelines – 2.8%
Alliance Pipeline LP (b) (e) 6.996% 12/31/19	920,445	1,065,030
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	977,777
Consolidated Natural Gas Co., Series C 6.250% 11/01/11	1,050,000	1,114,405
DCP Midstream LLC (b) 9.750% 3/15/19	70,000	90,708
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	921,000	923,069
Enbridge, Inc. (e) 5.800% 6/15/14	4,010,000	4,566,247
Enogex LLC (b) (e) 6.875% 7/15/14	3,300,000	3,656,241
Enterprise Products Operating LP 7.500% 2/01/11	735,000	755,279
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	868,000	932,805
Kern River Funding Corp. (b) 4.893% 4/30/18	2,430,780	2,671,931
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	765,620
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	614,210
Kinder Morgan Energy Partners LP (e) 6.950% 1/15/38	65,000	74,414
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	63,808
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,310,416
NGPL PipeCo LLC (b) 6.514% 12/15/12	2,875,000	3,012,885
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	585,000	609,572
Plains All American Pipeline LP 5.625% 12/15/13	2,197,000	2,384,237
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	1,945,000	2,075,947
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	1,280,000	1,376,609
Southern Natural Gas Co. (b) 5.900% 4/01/17	1,345,000	1,435,711
Texas Eastern Transmission LP (b) 6.000% 9/15/17	850,000	979,729
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	912,729
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	2,076,470
Williams Partners LP 5.250% 3/15/20	2,045,000	2,183,778
		36,629,627
Real Estate – 0.1%
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	732,541
Real Estate Investment Trusts (REITS) – 0.2%
Mack-Cali Realty LP 5.250% 1/15/12	740,000	769,859
Senior Housing Properties Trust 8.625% 1/15/12	457,000	479,279
Simon Property Group LP 4.200% 2/01/15	275,000	292,338
Simon Property Group LP 5.650% 2/01/20	830,000	912,495
		2,453,971
Retail – 0.8%
CVS Caremark Corp. 6.125% 9/15/39	895,000	955,317
J.C. Penney Co., Inc. 5.650% 6/01/20	2,000,000	2,010,000
J.C. Penney Co., Inc. 7.950% 4/01/17	649,000	717,145
Lowe's Cos., Inc. 5.600% 9/15/12	1,350,000	1,477,379
Macy's Retail Holdings, Inc. 7.500% 6/01/15	1,785,000	1,892,100
McDonald's Corp. 6.300% 10/15/37	645,000	786,518
Nordstrom, Inc. 6.750% 6/01/14	480,000	557,645
Sears Roebuck Acceptance Corp. 6.750% 8/15/11	167,216	171,397
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,281,795
		10,849,296
Savings & Loans – 0.3%
Glencore Funding LLC (b) 6.000% 4/15/14	2,330,000	2,353,908
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $1,899,624) VRN (b) (c) 6.814% 1/15/12	1,348,352	1,403,405
Washington Mutual Bank (e) (f) 5.650% 8/15/14	4,038,000	20,190
		3,777,503

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software – 0.6%
CA, Inc. 5.375% 12/01/19	$530,000	$562,478
Fiserv, Inc. (e) 6.125% 11/20/12	4,565,000	5,003,318
Oracle Corp. (b) 3.875% 7/15/20	1,000,000	1,022,813
Oracle Corp. (b) 5.375% 7/15/40	900,000	915,503
Oracle Corp. 6.125% 7/08/39	565,000	634,461
		8,138,573
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	2,600,000	2,730,000
Telecommunications – 2.2%
America Movil SAB de CV (b) 5.000% 3/30/20	730,000	776,104
America Movil SAB de CV (b) 6.125% 3/30/40	760,000	821,042
AT&T, Inc. (e) 6.500% 9/01/37	1,485,000	1,691,171
British Telecom PLC STEP (e) 9.875% 12/15/30	1,050,000	1,364,234
Cellco Partnership/Verizon Wireless Capital LLC (e) 7.375% 11/15/13	2,365,000	2,810,173
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,287,410
CenturyLink, Inc. 6.150% 9/15/19	760,000	751,760
Cisco Systems, Inc. 5.500% 1/15/40	485,000	507,546
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	391,056
Embarq Corp. 7.082% 6/01/16	561,000	607,653
Embarq Corp. 7.995% 6/01/36	200,000	204,790
Qwest Corp. (e) 7.875% 9/01/11	3,715,000	3,882,175
Qwest Corp. (e) 8.875% 3/15/12	3,696,000	3,996,300
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,772,582
Telecom Italia Capital 6.000% 9/30/34	153,000	142,548
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,983,242
Verizon Communications, Inc. 8.750% 11/01/18	1,815,000	2,395,983
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	913,238
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,259,906
Verizon Virginia, Inc., Series A 4.625% 3/15/13	46,000	49,029
Windstream Corp. 7.875% 11/01/17	1,610,000	1,638,175
		29,246,117
Textiles – 0.1%
Mohawk Industries, Inc., Series D 7.200% 4/15/12	1,306,000	1,368,035
Transportation – 0.7%
Bristow Group, Inc. (e) 7.500% 9/15/17	3,707,000	3,688,465
Burlington Northern Santa Fe LLC (e) 6.750% 3/15/29	1,053,000	1,221,244
Canadian National Railway Co. 5.850% 11/15/17	725,000	838,310
Canadian National Railway Co. (e) 6.375% 11/15/37	1,070,000	1,282,766
CSX Corp. 7.250% 5/01/27	733,000	865,866
Federal Express Corp. 7.500% 7/15/19	68,066	72,833
Norfolk Southern Corp. 7.250% 2/15/31	110,000	136,078
Ryder System, Inc. 5.000% 6/15/12	650,000	687,535
Union Pacific Corp. 4.000% 2/01/21	700,000	707,978
		9,501,075
Trucking & Leasing – 0.6%
GATX Corp. 4.750% 5/15/15	905,000	950,642
GATX Corp. 8.750% 5/15/14	2,385,000	2,828,040
TTX Co. (b) (e) 4.500% 12/15/10	4,805,000	4,810,449
		8,589,131
TOTAL CORPORATE DEBT (Cost $504,338,300)		534,632,558
MUNICIPAL OBLIGATIONS – 0.5%
Access Group, Inc., Delaware VRN 0.470% 9/01/37	1,250,000	1,121,875
North Texas Tollway Authority (e) 6.718% 1/01/49	3,400,000	3,497,444
State of California 5.950% 4/01/16	895,000	969,858
State of California 7.550% 4/01/39	505,000	568,655
Tennessee Valley Authority 5.250% 9/15/39	930,000	1,032,135
		7,189,967
TOTAL MUNICIPAL OBLIGATIONS (Cost $6,932,494)		7,189,967
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.7%
Automobile ABS – 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.478% 8/20/13	2,200,000	2,107,320
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.558% 3/20/12	2,500,000	2,478,282
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	1,000,000	1,002,215
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	501,154	502,613
		6,090,430

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS – 5.1%
280 Park Ave Trust, Series 2001-280, Class A1 (b) 6.148% 2/03/16	$280,498	$284,719
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.843% 2/10/51	4,775,000	4,953,854
Banc of America Large Loan, Series 2001-FMA, Class A2 (b) 6.490% 12/13/16	1,404,000	1,422,515
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	4,051,417
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,975,000	2,068,803
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	5,025,000	5,154,134
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	3,125,000	3,205,831
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN (e) 5.694% 6/11/50	2,200,000	2,294,614
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	3,250,000	3,344,330
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	3,425,000	3,494,356
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 6.009% 12/10/49	3,570,000	3,791,454
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,500,000	2,583,303
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) (e) 6.215% 2/15/41	4,500,000	1,961,500
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN (e) 5.232% 5/15/41	4,200,000	4,410,048
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 (e) 5.429% 12/12/43	3,000,000	3,130,180
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN (e) 5.172% 12/12/49	3,050,000	3,069,273
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	5,225,000	5,445,560
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.282% 1/11/43	2,300,000	2,528,387
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN (e) 6.070% 8/15/39	1,500,000	1,649,737
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	4,525,000	4,267,059
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 5.857% 2/15/51	4,470,000	4,663,597
		67,774,671
Home Equity ABS – 0.5%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.689% 7/25/35	1,605,635	1,424,074
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.829% 1/25/36	675,000	533,590
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.919% 12/25/34	671,258	607,591
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV2 FRN 0.958% 3/25/35	825,000	735,315
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.989% 3/25/35	2,000,000	1,434,851
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 0.929% 2/25/35	1,226,173	1,114,588
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.779% 3/25/35	1,275,000	1,021,936

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	$8,480	$8,112
		6,880,057
Student Loans ABS – 2.2%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.798% 12/27/16	763,359	760,365
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $2,323,970), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.254% 9/20/10	2,284,000	2,261,160
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.429% 5/25/36	659,059	628,968
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	2,680,644	2,661,672
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	950,000	907,846
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	900,000	860,064
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	2,075,000	1,740,196
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	188,987	190,182
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	1,240,000	1,196,600
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 3/25/42	1,150,000	1,037,875
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.090% 2/25/39	375,000	338,906
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (b) (c) (e) 1.139% 6/20/14	5,000,000	2,138,000
Northstar Education Finance, Inc., Series 2007-1, Class B 1/28/47	1,200,000	756,600
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 0.116% 4/25/44	1,725,000	1,345,500
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.000% 12/15/16	1,400,000	1,399,300
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 0.000% 12/17/46	2,200,000	1,760,000
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.898% 7/27/20	2,539,462	2,543,389
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	2,450,000	2,131,514
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.998% 1/25/21	1,854,000	1,655,765
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	1,335,214	1,107,100
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.187% 6/15/38	1,703,882	1,414,606
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 7/01/42	1,150,000	848,125
		29,683,733
WL Collateral CMO – 1.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN (e) 0.418% 7/20/36	744,274	720,060
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN (e) 3.195% 8/25/34	1,094,108	972,885
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	208,808	175,432
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN (e) 3.704% 9/25/33	121,199	94,063
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.969% 8/25/34	237,969	216,614
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN (e) 0.531% 1/19/38	3,161,670	1,807,087
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.439% 5/25/37	2,976,436	1,369,184
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.994% 8/25/34	485,546	338,870
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.579% 8/25/36	1,056,951	757,912

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.807% 7/25/33	$27,422	$26,569
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	89,974	82,281
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	4,024	3,634
Morgan Stanley Reremic Trust 3.000% 7/17/56	6,731,309	6,678,603
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.509% 6/25/46	5,784,532	2,384,603
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.519% 4/25/46	3,706,886	1,861,492
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.818% 3/25/34	362,631	320,597
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.813% 4/25/44	941,245	565,202
		18,375,088
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.690% 6/25/32	337,484	289,332
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $139,273,503)		129,093,311
SOVEREIGN DEBT OBLIGATIONS – 0.8%
Brazilian Government International Bond 5.875% 1/15/19	2,243,000	2,540,197
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,433,500
Mexico Government International Bond 5.125% 1/15/20	1,110,000	1,182,150
Peruvian Government International Bond 6.550% 3/14/37	560,000	648,200
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,422,225
Province of Quebec Canada 7.500% 9/15/29	540,000	729,366
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,898,000
United Mexican States 6.750% 9/27/34	950,000	1,130,500
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,041,189)		10,984,138
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 31.9%
Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	1,078,164	1,222,124
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	712,936	758,885
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	767,079	880,555
		2,861,564
Pass-Through Securities – 31.7%
Federal Home Loan Mortgage Corp.
Pool #C01283 5.500% 11/01/31	15,432	16,690
Pool #G01563 5.500% 6/01/33	2,710,310	2,930,946
Pool #E84025 6.000% 6/01/16	376,378	408,062
Pool #G11431 6.000% 2/01/18	41,168	44,634
Pool #G11122 6.500% 5/01/16	246,284	264,886
Pool #E84450 6.500% 7/01/16	37,691	41,025
Pool #E84580 6.500% 7/01/16	128,195	139,521
Pool #E84660 6.500% 7/01/16	9,368	10,208
Pool #E90508 6.500% 7/01/17	129,832	142,098
Pool #C00836 7.000% 7/01/29	49,547	55,705
Pool #C35095 7.000% 1/01/30	30,638	34,515
Pool #C49314 7.000% 4/01/31	8,691	9,782
Pool #C51422 7.000% 5/01/31	7,360	8,286
Pool #C51550 7.000% 5/01/31	2,708	3,037
Pool #C53034 7.000% 6/01/31	16,742	18,857
Pool #C53267 7.000% 6/01/31	7,160	8,012
Pool #G01311 7.000% 9/01/31	271,763	305,600
Pool #G01317 7.000% 10/01/31	186,899	210,171
Pool #E00856 7.500% 6/01/15	33,125	35,782
Pool #G00143 7.500% 6/01/23	3,727	4,227
Pool #C55867 7.500% 2/01/30	96,855	110,626
Pool #C37986 7.500% 5/01/30	2,137	2,453
Pool #C39755 7.500% 6/01/30	1,142	1,310
Pool #C40675 7.500% 7/01/30	465	534
Pool #C41497 7.500% 9/01/30	272	313
Pool #C42340 7.500% 9/01/30	430	494
Pool #C42427 7.500% 9/01/30	1,949	2,237
Pool #C42446 7.500% 9/01/30	3,990	4,583
Pool #C42538 7.500% 9/01/30	6,903	7,918
Pool #C43930 7.500% 10/01/30	14,946	17,176

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C43962 7.500% 10/01/30	$17,389	$19,971
Pool #C44509 7.500% 11/01/30	17,047	19,597
Pool #C44732 7.500% 11/01/30	3,601	3,955
Pool #C44830 7.500% 11/01/30	132	151
Pool #C46038 7.500% 12/01/30	2,338	2,684
Pool #C45304 7.500% 12/01/30	638	733
Pool #C45235 7.500% 12/01/30	129,604	148,881
Pool #C01116 7.500% 1/01/31	5,355	6,150
Pool #C46309 7.500% 1/01/31	651	748
Pool #C46560 7.500% 1/01/31	777	889
Pool #C46566 7.500% 1/01/31	9,995	11,492
Pool #C46810 7.500% 1/01/31	2,191	2,516
Pool #C47063 7.500% 1/01/31	12,389	14,220
Pool #C47060 7.500% 1/01/31	2,308	2,650
Pool #E00842 8.000% 3/01/15	104,966	114,210
Pool #E00843 8.000% 4/01/15	42,371	46,006
Pool #E00852 8.000% 5/01/15	28,443	31,039
Pool #E80782 8.000% 7/01/15	6,988	7,655
Pool #E80998 8.000% 7/01/15	17,529	19,110
Pool #E81091 8.000% 7/01/15	19,258	21,112
Pool #E81151 8.000% 8/01/15	55,380	60,776
Pool #555481 8.250% 5/01/17	14,499	16,156
Pool #G00653 8.500% 11/01/25	57,360	66,346
Pool #554904 9.000% 3/01/17	751	844
Federal Home Loan Mortgage Corp. TBA
Pool #5159 4.500% 12/01/38 (g)	69,524,000	72,381,002
Pool #5159 4.500% 12/01/38 (g)	17,500,000	18,286,133
Federal National Mortgage Association
Pool #775539 VRN 2.491% 5/01/34	1,354,302	1,414,442
Pool #725692 VRN 3.324% 10/01/33	1,345,592	1,393,911
Pool #888586 VRN 3.461% 10/01/34	2,837,054	2,951,634
Pool #675713 5.000% 3/01/18	43,227	46,414
Pool #522294 5.625% 7/15/37	10,500,000	12,288,209
Pool #346537 6.000% 5/01/11	2,383	2,584
Pool #545636 6.500% 5/01/17	297,132	323,013
Pool #524355 7.000% 12/01/29	157	177
Pool #254379 7.000% 7/01/32	142,345	159,348
Pool #252717 7.500% 9/01/29	10,267	11,765
Pool #535996 7.500% 6/01/31	34,995	40,150
Pool #254009 7.500% 10/01/31	120,025	137,814
Pool #253394 8.000% 7/01/20	63,906	72,986
Pool #323992 8.000% 11/01/29	6,096	7,026
Pool #525725 8.000% 2/01/30	10,439	12,024
Pool #253266 8.000% 5/01/30	15,424	17,791
Pool #537433 8.000% 5/01/30	9,311	10,752
Pool #253347 8.000% 6/01/30	17,968	20,739
Pool #536271 8.000% 6/01/30	13,019	15,039
Pool #544976 8.000% 7/01/30	1,426	1,647
Pool #535428 8.000% 8/01/30	26,857	30,989
Pool #550767 8.000% 9/01/30	11,342	13,068
Pool #553061 8.000% 9/01/30	16,015	18,471
Pool #547786 8.000% 9/01/30	4,621	5,321
Pool #543290 8.000% 9/01/30	70	81
Pool #253481 8.000% 10/01/30	21,693	25,044
Pool #535533 8.000% 10/01/30	17,858	20,608
Pool #560741 8.000% 11/01/30	3,369	3,894
Pool #253644 8.000% 2/01/31	8,409	9,707
Pool #581170 8.000% 5/01/31	10,245	11,823
Pool #583916 8.000% 5/01/31	5,567	6,434
Pool #593848 8.000% 7/01/31	1,140	1,317
Pool #190317 8.000% 8/01/31	115,484	133,247
Pool #545240 8.000% 9/01/31	11,811	13,631
Pool #541202 8.500% 8/01/26	161,159	184,603
Federal National Mortgage Association TBA
Pool #4815 4.000% 8/01/23 (g)	105,986,000	110,863,009
Pool #10725 4.500% 8/01/23 (g)	96,856,000	102,614,389
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	1,874	2,040
Pool #518418 6.000% 8/15/29	18,210	19,999
Pool #404246 6.500% 8/15/28	1,282	1,438
Pool #418295 6.500% 1/15/29	1,055	1,181
Pool #781038 6.500% 5/15/29	228,398	256,324
Pool #527586 6.500% 5/15/31	2,225	2,502
Pool #781468 6.500% 7/15/32	17,757	19,848
Pool #781496 6.500% 9/15/32	87,536	98,413
Pool #363066 7.000% 8/15/23	22,989	25,571
Pool #352049 7.000% 10/15/23	12,840	14,296
Pool #354674 7.000% 10/15/23	15,584	17,331
Pool #358555 7.000% 10/15/23	15,745	17,537
Pool #345964 7.000% 11/15/23	10,160	11,304
Pool #380866 7.000% 3/15/24	2,874	3,190
Pool #781124 7.000% 12/15/29	23,336	26,187
Pool #781319 7.000% 7/15/31	516,796	579,989
Pool #581417 7.000% 7/15/32	137,641	153,899
Pool #588012 7.000% 7/15/32	44,643	49,944
Pool #565982 7.000% 7/15/32	35,585	39,789
Pool #591581 7.000% 8/15/32	12,157	13,593
Pool #307830 7.250% 7/20/21	118,088	131,326
Pool #314265 7.250% 8/20/21	149,741	165,702

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #314280 7.250% 9/20/21	$43,955	$48,425
Pool #316478 7.250% 10/20/21	50,880	56,324
Pool #332232 7.250% 7/20/22	119,850	133,583
Pool #410343 7.500% 6/15/11	3,746	3,838
Pool #398964 7.500% 11/15/11	1,168	1,203
Pool #190766 7.500% 1/15/17	33,218	36,731
Pool #187548 7.500% 4/15/17	19,970	22,100
Pool #203940 7.500% 4/15/17	64,967	71,300
Pool #181168 7.500% 5/15/17	25,224	28,026
Pool #210627 7.500% 5/15/17	7,420	8,244
Pool #201622 7.500% 5/15/17	53,292	59,091
Pool #192796 7.500% 6/15/17	7,084	7,845
Pool #357262 7.500% 9/15/23	10,272	11,688
Pool #432175 8.000% 11/15/26	274	317
Pool #441009 8.000% 11/15/26	2,209	2,541
Pool #522777 8.000% 12/15/29	7,400	8,558
Pool #523025 8.000% 2/15/30	3,464	3,992
Pool #434719 8.000% 2/15/30	243	281
Pool #523043 8.000% 3/15/30	384	444
Pool #529134 8.000% 3/15/30	2,129	2,464
Pool #508661 8.000% 3/15/30	5,453	6,307
Pool #528714 8.000% 4/15/30	2,241	2,594
Pool #477036 8.000% 4/15/30	1,566	1,812
Pool #503157 8.000% 4/15/30	48,740	56,192
Pool #544640 8.000% 11/15/30	48,618	56,048
Pool #531298 8.500% 8/15/30	3,207	3,731
Government National Mortgage Association TBA Pool #6669 4.500% 6/01/39 (g)	84,962,000	89,588,444
New Valley Generation IV 4.687% 1/15/22	1,549,543	1,631,062
		422,512,403
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $419,989,837)		425,373,967
U.S. TREASURY OBLIGATIONS – 15.7%
U.S. Treasury Bonds & Notes – 15.7%
U.S. Treasury Bond (e) 4.375% 2/15/38	12,120,000	12,983,550
U.S. Treasury Bond 4.375% 5/15/40	3,430,000	3,667,420
U.S. Treasury Bond 5.375% 2/15/31	5,000,000	6,145,313
U.S. Treasury Note (e) 1.375% 2/15/12	12,700,000	12,883,803
U.S. Treasury Note (e) 2.500% 3/31/13	66,250,000	69,490,036
U.S. Treasury Note (e) 2.625% 2/29/16	54,520,000	56,760,434
U.S. Treasury Note (e) 3.500% 2/15/18	39,565,000	42,724,020
U.S. Treasury Principal Strip (e) 0.010% 2/15/28	7,700,000	3,811,120
		208,465,696
TOTAL U.S. TREASURY OBLIGATIONS (Cost $202,298,183)		208,465,696
TOTAL BONDS & NOTES (Cost $1,282,873,506)		1,315,739,637
TOTAL LONG-TERM INVESTMENTS (Cost $1,284,123,506)		1,316,724,854
SHORT-TERM INVESTMENTS – 30.1%
Commercial Paper – 30.1% (h)
Altria Group, Inc. 0.410% 8/04/10	8,500,000	8,499,613
Avery Dennison Corp. (b) 0.420% 8/06/10	4,500,000	4,499,685
BAE Systems Holdings, Inc. (b) 0.450% 8/09/10	6,300,000	6,299,291
BAE Systems Holdings, Inc. (b) 0.500% 9/02/10	12,400,000	12,394,317
BAE Systems Holdings, Inc. (b) 0.500% 9/14/10	12,300,000	12,292,312
Bemis Co., Inc. (b) 0.400% 8/10/10	1,500,000	1,499,833
BG Energy Finance, Inc. (b) 0.420% 8/31/10	4,150,000	4,148,499
BG Energy Finance, Inc. (b) 0.430% 8/27/10	14,125,000	14,120,445
BMW US Capital LLC (b) 0.380% 8/20/10	15,600,000	15,596,707
BMW US Capital LLC (b) 0.400% 8/20/10	9,750,000	9,747,833
BMW US Capital LLC (b) 0.400% 8/27/10	2,400,000	2,399,280
Citigroup Funding, Inc. 0.400% 9/07/10	29,950,000	29,937,354
Covidien International Finance SA (b) 0.400% 8/23/10	16,825,000	16,820,700
CVS Caremark Corp. (b) 0.570% 10/12/10	3,000,000	2,996,532
Duke Energy Corp. (b) 0.380% 8/18/10	6,425,000	6,423,779
Duke Energy Corp. (b) 0.420% 9/08/10	12,000,000	11,994,540
Duke Energy Corp. (b) 0.440% 9/20/10	10,442,000	10,435,491
Elsevier Finance SA (b) 0.420% 8/16/10	14,125,000	14,122,363
ERAC USA Finance Co. (b) 0.410% 8/12/10	4,550,000	4,549,378
ERAC USA Finance Co. (b) 0.440% 8/17/10	7,025,000	7,023,540
ERAC USA Finance Co. (b) 0.450% 8/06/10	5,400,000	5,399,595
FPL Group Capital, Inc. (b) 0.420% 8/17/10	4,050,000	4,049,197
FPL Group Capital, Inc. (b) 0.420% 8/26/10	2,400,000	2,399,272
FPL Group Capital, Inc. 0.430% 8/26/10	15,000,000	14,995,342
FPL Group Capital, Inc. (b) 0.440% 9/13/10	8,000,000	7,995,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. (b) 0.380% 8/30/10	$5,000,000	$4,998,417
Lincoln National Corp. (b) 0.520% 9/13/10	2,900,000	2,898,157
Mattel, Inc. 0.360% 8/12/10	2,025,000	2,024,757
Mattel, Inc. 0.380% 8/24/10	10,000,000	9,997,467
Omnicom Capital, Inc. (b) 0.460% 8/05/10	15,000,000	14,999,042
Omnicom Capital, Inc. (b) 0.460% 8/10/10	14,275,000	14,273,176
ONEOK Partners (b) 0.360% 8/02/10	5,850,000	5,849,883
ONEOK Partners (b) 0.420% 8/03/10	700,000	699,976
ONEOK Partners (b) 0.450% 8/13/10	24,525,000	24,521,015
Ryder System, Inc. 0.400% 8/24/10	5,000,000	4,998,667
Ryder System, Inc. 0.400% 8/26/10	5,000,000	4,998,556
Ryder System, Inc. 0.410% 8/19/10	10,325,000	10,322,766
Ryder System, Inc. 0.430% 8/03/10	8,850,000	8,849,683
Societe Generale North America, Inc. 0.420% 8/27/10	10,000,000	9,996,850
Societe Generale North America, Inc. 0.460% 8/05/10	8,150,000	8,149,479
Southern Power Co. (b) 0.400% 8/25/10	3,775,000	3,773,951
The Stanley Works, Inc. (b) 0.440% 8/11/10	11,950,000	11,948,393
Volkswagen Group of America, Inc. (b) 0.460% 8/16/10	7,000,000	6,998,569
Volkswagen Group of America, Inc. (b) 0.480% 9/09/10	20,000,000	19,989,333
		400,928,733
Time Deposits – 0.0%
Euro Time Deposit 0.010% 8/02/10	4,625	4,625
TOTAL SHORT-TERM INVESTMENTS (Cost $400,933,358)		400,933,358
TOTAL INVESTMENTS – 128.9% (Cost $1,685,056,864) (i)		1,717,658,212
Other Assets/ (Liabilities) – (28.9)%		(384,753,376)
NET ASSETS – 100.0%		$1,332,904,836

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $389,173,304 or 29.20% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2010, these securities amounted to a value of $6,787,782 or 0.51% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2010, these securities amounted to a value of $131,205 or 0.01% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Telecommunications – 0.0%
Manitoba Telecom Services	1,709	$45,932
TOTAL COMMON STOCK (Cost $57,593)		45,932
CONVERTIBLE PREFERRED STOCK – 0.2%
Investment Companies – 0.2%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $750,000) (a) (b) (c) (d)	7,500	591,130
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $750,000)		591,130
TOTAL EQUITIES (Cost $807,593)		637,062
	Principal Amount
BONDS & NOTES – 98.4%
CORPORATE DEBT – 48.8%
Advertising – 0.3%
Lamar Media Corp. (b) 7.875% 4/15/18	$75,000	77,437
WPP Finance (e) 8.000% 9/15/14	595,000	705,829
		783,266
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	355,000	405,513
General Dynamics Corp. 5.250% 2/01/14	565,000	638,627
Goodrich Corp. 6.125% 3/01/19	160,000	185,857
L-3 Communications Corp. 4.750% 7/15/20	50,000	51,085
Lockheed Martin Corp. 5.500% 11/15/39	60,000	64,292
United Technologies Corp. 6.125% 7/15/38	105,000	122,863
		1,468,237
Agriculture – 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	50,000	59,578
Auto Manufacturers – 0.3%
Ford Motor Co. 6.500% 8/01/18	100,000	97,500
Ford Motor Co. 7.450% 7/16/31	310,000	300,700
Navistar International Corp. 8.250% 11/01/21	340,000	359,550
		757,750
Auto Parts & Equipment – 0.2%
Affinia Group, Inc. 9.000% 11/30/14	305,000	311,100
RSC Equipment Rental, Inc./RSC Holdings III LLC 9.500% 12/01/14	300,000	308,250
		619,350
Automotive & Parts – 0.6%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	395,250
Exide Technologies 10.500% 3/15/13	450,000	456,750
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	450,000	504,000
Tenneco, Inc. 8.625% 11/15/14	150,000	154,500
Titan International, Inc. 8.000% 1/15/12	70,000	72,800
		1,583,300
Banks – 2.5%
Ally Financial, Inc. 6.750% 12/01/14	150,000	149,250
Bank of America Corp. (e) 2.100% 4/30/12	1,250,000	1,281,164
Bank of America Corp. (e) 4.250% 10/01/10	205,000	206,133
Bank of America Corp. 5.625% 7/01/20	405,000	417,888
Bank of America Corp. (e) 6.000% 9/01/17	455,000	491,291
Barclays Bank PLC (e) 5.200% 7/10/14	160,000	173,666
Barclays Bank PLC 6.750% 5/22/19	335,000	387,123
Capital One Financial Corp. 7.375% 5/23/14	240,000	278,963
Credit Suisse AG 5.400% 1/14/20	475,000	500,772
Credit Suisse New York 5.500% 5/01/14	190,000	209,165
HSBC Holdings PLC (e) 6.500% 9/15/37	525,000	568,812
ICICI Bank Ltd. (b) 5.500% 3/25/15	475,000	493,722
Royal Bank of Scotland Group PLC (b) 4.875% 8/25/14	375,000	387,213
UBS AG 5.750% 4/25/18	550,000	599,635
Wachovia Bank NA (e) 6.600% 1/15/38	90,000	98,389
Wells Fargo & Co. (e) 3.625% 4/15/15	480,000	497,391
Wells Fargo & Co. 4.875% 1/12/11	215,000	218,958
Wells Fargo & Co. 5.625% 12/11/17	190,000	211,014
		7,170,549
Beverages – 0.7%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	65,292
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	215,000	239,281
Diageo Finance BV (e) 3.875% 4/01/11	915,000	934,632
Foster's Finance Corp. (b) 6.875% 6/15/11	390,000	407,342

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Molson Coors Capital Finance ULC 4.850% 9/22/10	$450,000	$452,766
		2,099,313
Building Materials – 0.7%
CRH America, Inc. (e) 8.125% 7/15/18	55,000	65,809
Interline Brands, Inc. 8.125% 6/15/14	150,000	153,750
Lafarge SA (b) (e) 5.500% 7/09/15	1,100,000	1,153,220
Libbey Glass, Inc. (b) 10.000% 2/15/15	120,000	127,800
Masco Corp. 6.125% 10/03/16	250,000	253,935
Masco Corp. 7.125% 8/15/13	300,000	318,198
		2,072,712
Chemicals – 1.4%
Airgas, Inc. 4.500% 9/15/14	345,000	364,194
Cytec Industries, Inc. 8.950% 7/01/17	175,000	215,114
The Dow Chemical Co. 7.600% 5/15/14	45,000	52,536
The Dow Chemical Co. 8.550% 5/15/19	100,000	124,887
The Dow Chemical Co. 9.400% 5/15/39	200,000	280,825
Ecolab, Inc. (e) 4.875% 2/15/15	1,720,000	1,900,149
Ecolab, Inc. 6.875% 2/01/11	120,000	123,463
EI du Pont de Nemours & Co. 5.000% 1/15/13	435,000	474,342
Georgia Gulf Corp. (b) 9.000% 1/15/17	155,000	163,331
Valspar Corp. 7.250% 6/15/19	250,000	297,561
		3,996,402
Coal – 0.4%
Arch Western Finance LLC 6.750% 7/01/13	460,000	462,300
International Coal Group, Inc. 9.125% 4/01/18	450,000	466,875
Peabody Energy Corp. 6.875% 3/15/13	225,000	226,688
		1,155,863
Commercial Services – 1.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	500,000	511,737
Cenveo Corp. 8.875% 2/01/18	300,000	283,500
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	294,023
Equifax, Inc. 7.000% 7/01/37	320,000	342,350
ERAC USA Finance LLC (b) 6.700% 6/01/34	225,000	240,438
ERAC USA Finance LLC (b) 7.000% 10/15/37	50,000	55,331
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	70,000	70,875
Hertz Corp. 10.500% 1/01/16	386,000	410,125
Iron Mountain, Inc. 8.375% 8/15/21	25,000	26,563
Iron Mountain, Inc. 8.750% 7/15/18	300,000	318,000
President and Fellows of Harvard 5.625% 10/01/38	450,000	497,309
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	100,700
United Rentals North America, Inc. 10.875% 6/15/16	100,000	110,500
		3,261,451
Computers – 0.4%
Computer Sciences Corp. 5.500% 3/15/13	190,000	206,278
EMC Corp., Convertible 1.750% 12/01/13	350,000	471,625
HP Enterprise Services LLC, Series B 6.000% 8/01/13	260,000	295,390
International Business Machines Corp. 5.600% 11/30/39	185,000	205,332
		1,178,625
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	60,000	68,875
Diversified Financial – 6.7%
American Express Co. 6.150% 8/28/17	270,000	303,130
American Express Co. 7.250% 5/20/14	180,000	208,943
American Express Co. (e) 8.125% 5/20/19	200,000	254,157
American General Finance Corp. 6.500% 9/15/17	550,000	457,875
BlackRock, Inc. 5.000% 12/10/19	230,000	247,243
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	149,353
Cemex Finance LLC (b) 9.500% 12/14/16	450,000	437,625
CIT Group, Inc. 7.000% 5/01/15	457,971	441,370
Citigroup, Inc. 5.500% 10/15/14	260,000	275,403
Citigroup, Inc. (e) 5.500% 2/15/17	655,000	662,189
Citigroup, Inc. 5.875% 5/29/37	430,000	418,921
Citigroup, Inc. 8.500% 5/22/19	190,000	230,891
Eaton Vance Corp. (e) 6.500% 10/02/17	130,000	149,694
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	2,500,000	2,562,306
Ford Motor Credit Co. LLC 8.000% 6/01/14	200,000	211,844
General Electric Capital Corp. 2.800% 1/08/13	500,000	511,462
General Electric Capital Corp. 4.250% 12/01/10	245,000	247,877
General Electric Capital Corp. (e) 5.900% 5/13/14	600,000	670,712
General Electric Capital Corp. (e) 6.000% 8/07/19	235,000	260,121
General Electric Capital Corp. (e) 6.875% 1/10/39	320,000	360,816
The Goldman Sachs Group, Inc. (e) 6.150% 4/01/18	1,485,000	1,601,976

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.750% 10/01/37	$210,000	$213,929
HSBC Finance Corp. (e) 6.375% 10/15/11	595,000	626,520
JP Morgan Chase & Co. 4.400% 7/22/20	1,000,000	1,002,405
JP Morgan Chase & Co. 4.950% 3/25/20	940,000	989,542
JP Morgan Chase & Co. 6.400% 5/15/38	80,000	94,283
Lazard Group LLC 6.850% 6/15/17	575,000	595,189
Lazard Group LLC 7.125% 5/15/15	455,000	485,897
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	2,260,000	2,410,496
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	141,812
Morgan Stanley 5.450% 1/09/17	450,000	465,986
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (b) 9.250% 4/01/15	75,000	77,531
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	130,000	138,775
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	125,336
Textron Financial Corp. (e) 5.125% 11/01/10	1,035,000	1,040,896
		19,072,505
Electric – 2.9%
Allegheny Energy Supply (b) 8.250% 4/15/12	295,000	321,428
Ameren Corp. 8.875% 5/15/14	480,000	556,783
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	170,000	198,561
Elwood Energy LLC 8.159% 7/05/26	418,146	395,148
Energy Future Holdings Corp. (b) 10.000% 1/15/20	135,000	135,675
Entergy Gulf States, Inc. 5.250% 8/01/15	177,000	177,258
Indianapolis Power & Light (b) 6.300% 7/01/13	160,000	178,260
Intergen NV (b) 9.000% 6/30/17	300,000	312,750
Kansas Gas & Electric Co. 5.647% 3/29/21	287,857	310,324
Kiowa Power Partners LLC (b) 4.811% 12/30/13	137,745	142,293
MidAmerican Funding LLC (e) 6.750% 3/01/11	655,000	677,339
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	242,544	248,608
Monongahela Power 6.700% 6/15/14	250,000	281,098
Nevada Power Co., Series L 5.875% 1/15/15	180,000	203,416
NRG Energy, Inc. 8.500% 6/15/19	250,000	262,500
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	41,421
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	176,766
PPL Energy Supply LLC (e) 6.300% 7/15/13	500,000	556,290
Tenaska Oklahoma (b) 6.528% 12/30/14	190,736	185,965
TransAlta Corp. (e) 5.750% 12/15/13	1,355,000	1,496,879
TransAlta Corp. 6.650% 5/15/18	115,000	130,046
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	103,439	112,742
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	185,000	218,297
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	235,725
Wisconsin Public Service Corp. (e) 5.650% 11/01/17	635,000	693,717
		8,249,289
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	310,000	301,475
Electronics – 0.4%
Amphenol Corp. 4.750% 11/15/14	140,000	149,303
Arrow Electronics, Inc. 6.000% 4/01/20	585,000	612,892
Sanmina-SCI Corp. 8.125% 3/01/16	150,000	152,625
Viasystems, Inc. (b) 12.000% 1/15/15	105,000	114,319
		1,029,139
Energy - Alternate Sources – 0.1%
Headwaters, Inc. 11.375% 11/01/14	400,000	406,000
Entertainment – 0.6%
AMC Entertainment, Inc. 8.750% 6/01/19	400,000	420,000
International Game Technology 5.500% 6/15/20	250,000	260,410
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	456,437
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	53,063
Tunica-Biloxi Gaming Authority (b) (e) 9.000% 11/15/15	565,000	506,381
		1,696,291
Environmental Controls – 0.2%
Republic Services, Inc. (b) 5.250% 11/15/21	180,000	194,527

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic Services, Inc. 6.750% 8/15/11	$440,000	$462,954
		657,481
Foods – 0.9%
ConAgra Foods, Inc. 7.000% 4/15/19	255,000	309,454
General Mills, Inc. 5.400% 6/15/40	265,000	281,321
Great Atlantic & Pacific Tea Co. (b) 11.375% 8/01/15	185,000	129,500
Kraft Foods, Inc. (e) 4.125% 2/09/16	390,000	417,119
Kraft Foods, Inc. 5.375% 2/10/20	400,000	437,540
Kraft Foods, Inc. 6.500% 2/09/40	430,000	495,195
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	280,216
Sara Lee Corp. 3.875% 6/15/13	215,000	227,711
		2,578,056
Forest Products & Paper – 0.4%
International Paper Co. 7.300% 11/15/39	180,000	206,298
International Paper Co. 9.375% 5/15/19	110,000	143,027
The Mead Corp. 7.550% 3/01/47	375,000	333,908
Newark Group, Inc. (f) 9.750% 3/15/14	170,000	110,713
Verso Paper Holdings LLC 9.125% 8/01/14	300,000	300,000
Verso Paper Holdings LLC 11.500% 7/01/14	175,000	191,188
		1,285,134
Gas – 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	166,571
Southwest Gas Corp. 8.375% 2/15/11	315,000	326,230
		492,801
Hand & Machine Tools – 0.3%
Black & Decker Corp. 8.950% 4/15/14	235,000	288,180
Kennametal, Inc. 7.200% 6/15/12	410,000	435,490
Thermadyne Holdings Corp. 10.500% 2/01/14	75,000	75,937
		799,607
Health Care - Products – 0.9%
Alere, Inc. 9.000% 5/15/16	350,000	355,250
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	294,783
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	250,236
Boston Scientific Corp. (e) 4.500% 1/15/15	935,000	944,361
Boston Scientific Corp. 6.000% 1/15/20	240,000	248,562
Boston Scientific Corp. 7.375% 1/15/40	120,000	128,563
Covidien International Finance SA 5.450% 10/15/12	225,000	245,548
		2,467,303
Health Care - Services – 1.2%
Apria Healthcare Group, Inc. (b) 11.250% 11/01/14	80,000	85,600
Apria Healthcare Group, Inc. (b) 12.375% 11/01/14	375,000	403,125
CIGNA Corp. 5.125% 6/15/20	225,000	236,966
Community Health Systems, Inc. 8.875% 7/15/15	250,000	261,875
HCA, Inc. 8.500% 4/15/19	460,000	508,300
HCA, Inc. 9.250% 11/15/16	210,000	226,800
Health Management Associates, Inc. 6.125% 4/15/16	300,000	293,250
Roche Holdings, Inc. (b) 5.000% 3/01/14	380,000	422,140
Roche Holdings, Inc. (b) 6.000% 3/01/19	80,000	94,378
Tenet Healthcare Corp. (b) 10.000% 5/01/18	550,000	624,937
Universal Health Services, Inc. 6.750% 11/15/11	150,000	156,936
		3,314,307
Holding Company - Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	310,000	337,289
Kansas City Southern Railway 8.000% 6/01/15	90,000	95,963
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (b) 7.750% 10/15/16	300,000	313,500
		746,752
Home Furnishing – 0.1%
Whirlpool Corp. 8.600% 5/01/14	120,000	143,152
Household Products – 0.3%
ACCO Brands Corp. (e) 10.625% 3/15/15	705,000	782,550
JohnsonDiversey, Inc. (b) 8.250% 11/15/19	75,000	78,750
		861,300
Housewares – 0.1%
Toro Co. 7.800% 6/15/27	170,000	183,669
Insurance – 1.5%
Aflac, Inc. 8.500% 5/15/19	150,000	184,511
The Allstate Corp. 5.550% 5/09/35	200,000	201,718
The Allstate Corp. 7.450% 5/16/19	60,000	72,135
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	250,591
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	205,000	216,162
Berkshire Hathaway, Inc. 3.200% 2/11/15	725,000	757,749
CNA Financial Corp. 7.350% 11/15/19	250,000	271,667
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	389,987
Lincoln National Corp. 4.300% 6/15/15	200,000	207,307
Lincoln National Corp. 6.300% 10/09/37	65,000	64,325
Lincoln National Corp. 7.000% 6/15/40	365,000	397,591

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. 8.750% 7/01/19	$350,000	$440,305
MetLife, Inc. Series A 6.817% 8/15/18	85,000	97,527
Principal Financial Group, Inc. (e) 8.875% 5/15/19	175,000	218,588
Prudential Financial, Inc. 3.875% 1/14/15	300,000	308,855
The Travelers Cos., Inc. 6.250% 6/15/37	170,000	193,516
		4,272,534
Investment Companies – 0.1%
Xstrata Finance Canada (b) (e) 5.800% 11/15/16	295,000	319,158
Iron & Steel – 1.1%
AK Steel Corp. 7.625% 5/15/20	185,000	185,694
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	124,161
ArcelorMittal 7.000% 10/15/39	475,000	510,607
ArcelorMittal (e) 9.000% 2/15/15	815,000	981,304
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	422,612
Reliance Steel & Aluminum Co. (e) 6.850% 11/15/36	610,000	584,185
Tube City IMS Corp. 9.750% 2/01/15	260,000	260,325
		3,068,888
Leisure Time – 0.2%
Easton-Bell Sports, Inc. 9.750% 12/01/16	255,000	268,388
Sabre Holdings Corp. 8.350% 3/15/16	235,000	236,175
		504,563
Lodging – 0.4%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	88,750
Boyd Gaming Corp. 7.125% 2/01/16	225,000	192,938
Harrah's Operating Escrow LLC/Harrahs Escrow Corp. 11.250% 6/01/17	325,000	351,000
MGM Resorts International 5.875% 2/27/14	310,000	260,787
MGM Resorts International (b) 9.000% 3/15/20	25,000	26,250
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	77,515
Wyndham Worldwide Corp. 6.000% 12/01/16	260,000	263,578
		1,260,818
Machinery - Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	500,000	514,375
Roper Industries, Inc. (e) 6.625% 8/15/13	620,000	700,663
		1,215,038
Manufacturing – 1.2%
Eastman Kodak Co. (b) 9.750% 3/01/18	400,000	399,000
General Electric Co. 5.250% 12/06/17	135,000	148,812
Illinois Tool Works, Inc. 5.150% 4/01/14	360,000	407,206
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	280,000	332,073
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	320,000	395,268
SPX Corp. 7.625% 12/15/14	285,000	298,538
Trimas Corp. (b) 9.750% 12/15/17	50,000	51,063
Tyco Electronics Group SA 6.000% 10/01/12	500,000	542,425
Tyco Electronics Group SA 6.550% 10/01/17	450,000	514,556
Tyco International Finance SA 8.500% 1/15/19	215,000	280,936
		3,369,877
Media – 3.0%
CBS Corp. (e) 7.875% 7/30/30	100,000	119,043
Clear Channel Worldwide Holdings, Inc. (b) 9.250% 12/15/17	50,000	52,000
Clear Channel Worldwide Holdings, Inc. (b) 9.250% 12/15/17	300,000	315,000
Comcast Corp. 6.400% 5/15/38	465,000	513,056
Cox Communications, Inc. 6.750% 3/15/11	130,000	134,669
Echostar DBS Corp. 6.625% 10/01/14	305,000	311,863
Gannett Co., Inc. (b) 8.750% 11/15/14	50,000	53,500
Gannett Co., Inc. (b) 9.375% 11/15/17	200,000	217,000
LIN Television Corp. (b) 8.375% 4/15/18	255,000	262,013
The McClatchy Co. (b) (e) 11.500% 2/15/17	700,000	738,500
McGraw-Hill Cos., Inc. (e) 5.375% 11/15/12	1,095,000	1,163,405
Mediacom Broadband LLC 8.500% 10/15/15	300,000	302,250
NBC Universal, Inc. (b) 5.150% 4/30/20	500,000	531,447
NBC Universal, Inc. (b) 6.400% 4/30/40	25,000	27,490
News America, Inc. 6.900% 8/15/39	125,000	144,203
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (b) 8.875% 4/15/17	125,000	128,750
Rogers Communications, Inc. 7.500% 8/15/38	35,000	44,783
Sinclair Television Group, Inc. (b) (e) 9.250% 11/01/17	675,000	705,375
Thomson Corp. (e) 5.700% 10/01/14	855,000	969,007
Time Warner Cable, Inc. 6.750% 6/15/39	155,000	176,525
Time Warner Cable, Inc. 7.500% 4/01/14	355,000	416,982
Time Warner, Inc. 4.700% 1/15/21	300,000	309,573

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 5.875% 11/15/16	$235,000	$269,102
Time Warner, Inc. 6.100% 7/15/40	275,000	290,415
Univision Communications, Inc. (b) 12.000% 7/01/14	75,000	82,313
Videotron Ltd. 9.125% 4/15/18	280,000	313,600
		8,591,864
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	275,000	302,777
Mining – 1.4%
Alcoa, Inc. 6.150% 8/15/20	350,000	354,692
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	430,000	477,910
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	330,000	441,787
Teck Resources Ltd. 9.750% 5/15/14	275,000	334,285
Teck Resources Ltd. (e) 10.250% 5/15/16	700,000	847,000
Teck Resources Ltd. 10.750% 5/15/19	275,000	343,420
Vale Overseas Ltd. 6.250% 1/23/17	465,000	515,535
Vale Overseas Ltd. 6.875% 11/10/39	510,000	562,221
		3,876,850
Office Equipment/Supplies – 0.2%
Xerox Corp. (e) 4.250% 2/15/15	200,000	210,975
Xerox Corp. (e) 5.500% 5/15/12	305,000	324,656
Xerox Corp. 8.250% 5/15/14	65,000	77,114
		612,745
Office Furnishings – 0.5%
Herman Miller, Inc. 7.125% 3/15/11	475,000	474,879
Steelcase, Inc. (e) 6.500% 8/15/11	900,000	917,382
		1,392,261
Oil & Gas – 1.6%
Chaparral Energy, Inc. 8.500% 12/01/15	152,000	147,440
Coffeyville Resources LLC/Coffeyville Finance, Inc. (b) 9.000% 4/01/15	250,000	256,250
ConocoPhillips 6.500% 2/01/39	150,000	186,109
Devon Energy Corp. 6.300% 1/15/19	170,000	199,654
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	300,000	339,936
Motiva Enterprises LLC (b) 5.750% 1/15/20	300,000	338,094
Motiva Enterprises LLC (b) 6.850% 1/15/40	240,000	284,597
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	53,035
Petroleos Mexicanos (b) 5.500% 1/21/21	375,000	385,875
SandRidge Energy, Inc. (b) 8.750% 1/15/20	300,000	306,000
Shell International Finance BV 5.500% 3/25/40	110,000	120,676
Southwestern Energy Co. 7.500% 2/01/18	135,000	151,200
Talisman Energy, Inc. 7.750% 6/01/19	285,000	355,907
Tesoro Corp. 6.500% 6/01/17	180,000	173,700
Transocean, Inc., Convertible 1.500% 12/15/37	280,000	257,600
Valero Energy Corp. 4.500% 2/01/15	325,000	343,248
Valero Energy Corp. 6.125% 2/01/20	280,000	303,783
XTO Energy, Inc. (e) 4.900% 2/01/14	340,000	379,404
XTO Energy, Inc. 6.250% 4/15/13	115,000	130,196
		4,712,704
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	400,000	320,600
Packaging & Containers – 0.7%
Berry Plastics Corp. 8.875% 9/15/14	200,000	201,500
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	28,000	29,085
Packaging Corporation of America 5.750% 8/01/13	275,000	297,691
Pactiv Corp. 5.875% 7/15/12	295,000	306,990
Pactiv Corp. 6.400% 1/15/18	260,000	273,539
Plastipak Holdings, Inc. (b) 10.625% 8/15/19	50,000	56,125
Pregis Corp. 12.375% 10/15/13	360,000	355,950
Sealed Air Corp. (b) 5.625% 7/15/13	225,000	236,430
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	206,000
Solo Cup Co. 10.500% 11/01/13	50,000	52,250
		2,015,560
Pharmaceuticals – 0.5%
Abbott Laboratories 5.300% 5/27/40	450,000	479,497
Mylan, Inc. (b) 7.625% 7/15/17	175,000	185,937
Mylan, Inc. (b) 7.875% 7/15/20	275,000	294,250
Omnicare, Inc. 7.750% 6/01/20	250,000	266,250
Pfizer, Inc. 7.200% 3/15/39	220,000	295,302
		1,521,236
Pipelines – 2.8%
Atlas Pipeline Partners LP 8.125% 12/15/15	300,000	297,750
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	265,335

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	$200,000	$209,000
DCP Midstream LLC (b) 9.750% 3/15/19	50,000	64,791
Duke Energy Field Services Corp. 7.875% 8/16/10	175,000	175,393
Enbridge, Inc. (e) 5.800% 6/15/14	1,040,000	1,184,264
Enogex LLC (b) (e) 6.875% 7/15/14	825,000	914,060
Enterprise Products Operating LP 7.500% 2/01/11	100,000	102,759
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	225,000	241,799
Kern River Funding Corp. (b) 4.893% 4/30/18	111,650	122,726
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	122,946
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	91,432
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,173
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	359,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	30,000	30,075
NGPL Pipeco LLC (b) (e) 6.514% 12/15/12	950,000	995,562
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	115,000	119,830
Plains All American Pipeline LP 5.625% 12/15/13	305,000	330,993
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	510,000	544,336
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	340,000	365,662
Southern Natural Gas Co. (b) 5.900% 4/01/17	320,000	341,582
Texas Eastern Transmission LP (b) 6.000% 9/15/17	385,000	443,759
TransCanada PipeLines Ltd. 6.200% 10/15/37	200,000	217,316
Williams Partners LP 5.250% 3/15/20	510,000	544,610
		8,102,253
Real Estate Investment Trusts (REITS) – 0.4%
Senior Housing Properties Trust 8.625% 1/15/12	45,000	47,194
Simon Property Group LP 4.200% 2/01/15	100,000	106,305
Simon Property Group LP 5.650% 2/01/20	210,000	230,872
Weingarten Realty Investors Series A (e) 4.857% 1/15/14	650,000	669,809
		1,054,180
Retail – 1.3%
CVS Caremark Corp. 6.125% 9/15/39	225,000	240,163
CVS Pass-Through Trust (b) 7.507% 1/10/32	19,846	22,803
J.C. Penney Co., Inc. 5.650% 6/01/20	450,000	452,250
J.C. Penney Co., Inc. 7.950% 4/01/17	375,000	414,375
Landry's Restaurants, Inc. 11.625% 12/01/15	70,000	74,900
Macy's Retail Holdings, Inc. 7.500% 6/01/15	425,000	450,500
McDonald's Corp. 6.300% 10/15/37	295,000	359,725
Nebraska Book Co., Inc. 8.625% 3/15/12	300,000	290,250
Nordstrom, Inc. 6.750% 6/01/14	135,000	156,838
OSI Restaurant Partners, Inc. 10.000% 6/15/15	220,000	213,950
Phillips-Van Heusen Corp. 7.375% 5/15/20	125,000	130,313
Quiksilver, Inc. 6.875% 4/15/15	275,000	258,500
Rite Aid Corp. 10.250% 10/15/19	75,000	76,781
Wal-Mart Stores, Inc. (e) 5.625% 4/01/40	505,000	552,665
		3,694,013
Savings & Loans – 0.4%
Glencore Funding LLC (b) 6.000% 4/15/14	545,000	550,592
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (e) 9.750% 4/01/17	480,000	297,600
LBI Escrow Corp. (b) 8.000% 11/01/17	180,000	189,225
Washington Mutual Bank (e) (f) 5.650% 8/15/14	1,225,000	6,125
		1,043,542
Semiconductors – 0.6%
Advanced Micro Devices, Inc. (b) 8.125% 12/15/17	360,000	378,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (b) 10.500% 4/15/18	125,000	130,000
Micron Technology, Inc., Convertible (e) 1.875% 6/01/14	1,500,000	1,301,250
		1,809,250
Software – 0.8%
CA, Inc. 5.375% 12/01/19	135,000	143,273
First Data Corp. 9.875% 9/24/15	340,000	273,700
Fiserv, Inc. (e) 6.125% 11/20/12	905,000	991,895
Oracle Corp. (b) 3.875% 7/15/20	350,000	357,984
Oracle Corp. (b) 5.375% 7/15/40	300,000	305,168
Oracle Corp. 6.125% 7/08/39	220,000	247,047
		2,319,067

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications – 3.4%
America Movil SAB de CV (b) 5.000% 3/30/20	$175,000	$186,052
America Movil SAB de CV (b) 6.125% 3/30/40	180,000	194,457
AT&T, Inc. (e) 6.500% 9/01/37	635,000	723,161
British Telecom PLC STEP 9.875% 12/15/30	50,000	64,964
CenturyLink, Inc. 6.150% 9/15/19	195,000	192,886
Cisco Systems, Inc. 5.500% 1/15/40	75,000	78,486
Cricket Communications, Inc. 7.750% 5/15/16	300,000	310,500
Cricket Communications, Inc. 9.375% 11/01/14	500,000	516,875
Deutsche Telekom International Finance BV STEP (e) 8.750% 6/15/30	90,000	121,362
Embarq Corp. 7.082% 6/01/16	210,000	227,464
Embarq Corp. 7.995% 6/01/36	45,000	46,078
Frontier Communications Corp. 8.125% 10/01/18	450,000	477,000
GeoEye, Inc. (b) 9.625% 10/01/15	125,000	131,250
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	440,000	457,600
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	467,513
Qwest Corp. 7.875% 9/01/11	455,000	475,475
Qwest Corp. (e) 8.875% 3/15/12	1,330,000	1,438,062
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	36,269
Sprint Capital Corp. 6.900% 5/01/19	415,000	395,806
Telecom Italia Capital 6.000% 9/30/34	80,000	74,535
Telecom Italia Capital 6.175% 6/18/14	475,000	516,186
Verizon Communications, Inc. 8.750% 11/01/18	400,000	528,040
Verizon Communications, Inc. 8.950% 3/01/39	150,000	216,191
Verizon Virginia, Inc., Series A (e) 4.625% 3/15/13	550,000	586,217
Viasat, Inc. 8.875% 9/15/16	240,000	257,400
Virgin Media Finance PLC 9.125% 8/15/16	340,000	365,500
Windstream Corp. (e) 8.625% 8/01/16	460,000	479,550
		9,564,879
Transportation – 0.7%
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	185,564
Canadian National Railway Co. 6.375% 11/15/37	305,000	365,649
RailAmerica, Inc. (e) 9.250% 7/01/17	644,000	697,130
Ryder System, Inc. 5.000% 6/15/12	225,000	237,993
Union Pacific Corp. 4.000% 2/01/21	250,000	252,849
Union Pacific Corp. 5.750% 11/15/17	225,000	256,407
		1,995,592
Trucking & Leasing – 0.6%
GATX Corp. 4.750% 5/15/15	115,000	120,800
GATX Corp. (e) 8.750% 5/15/14	630,000	747,030
TTX Co. (b) (e) 4.500% 12/15/10	905,000	906,026
		1,773,856
TOTAL CORPORATE DEBT (Cost $132,286,487)		139,273,637
MUNICIPAL OBLIGATIONS – 0.7%
Access Group, Inc., Delaware VRN 0.470% 9/01/37	315,000	282,713
Access Group, Inc., Delaware VRN 0.478% 9/01/37	150,000	111,750
North Texas Tollway Authority (e) 6.718% 1/01/49	870,000	894,934
State of California 5.950% 4/01/16	225,000	243,819
State of California 7.550% 4/01/39	125,000	140,756
Tennessee Valley Authority 5.250% 9/15/39	210,000	233,063
		1,907,035
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,834,766)		1,907,035
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.9%
Automobile ABS – 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.478% 8/20/13	475,000	454,989
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.558% 3/20/12	575,000	570,005
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	112,760	113,088
		1,138,082
Commercial MBS – 6.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.744% 2/10/51	1,435,000	1,488,750
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	950,000	999,700
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	523,748

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	$1,200,000	$1,230,838
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	680,000	697,589
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN (e) 5.694% 6/11/50	635,000	662,309
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	750,000	771,769
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	825,000	841,706
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 5.816% 12/10/49	1,040,000	1,104,513
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	625,000	645,826
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) (e) 6.215% 2/15/41	1,220,000	531,784
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN (e) 5.232% 5/15/41	1,050,000	1,102,512
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	918,186
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN (e) 5.172% 12/12/49	880,000	885,561
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	770,000	776,121
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	1,240,000	1,292,343
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.282% 1/11/43	650,000	714,544
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN (e) 6.071% 8/15/39	725,000	797,373
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	1,335,000	1,258,900
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 5.857% 2/15/51	815,000	850,298
		18,094,370
Home Equity ABS – 0.9%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.689% 7/25/35	412,878	366,191
Asset Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.799% 4/25/35	247,000	211,417
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 21A1 FRN 0.399% 12/25/36	364,574	332,719
Bear Stearns Asset Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.549% 12/25/35	143,848	139,005
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.829% 1/25/36	150,000	118,575
Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.859% 1/25/35	319,490	300,236
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.919% 12/25/34	162,028	146,660
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.989% 3/25/35	450,000	322,841
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.929% 2/25/35	306,636	278,731
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.779% 3/25/35	295,000	236,448
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	385	368

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Novastar Home Equity Loan, Series 2007-2, Class A2A FRN 0.419% 9/25/37	$220,382	$214,474
		2,667,665
Student Loans ABS – 2.6%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.798% 12/27/16	186,246	185,515
Access Group, Inc., Series 2003-1, Class B FRN 1.159% 12/26/35	500,000	340,000
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $610,500), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.254% 9/20/10	600,000	594,000
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.429% 5/25/36	164,765	157,242
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A2 FRN 0.429% 10/25/36	500,000	387,144
Chase Education Loan Trust, Series 2007-A, Class A1 FRN (e) 0.547% 3/28/17	670,161	665,418
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.363% 1/25/47	475,000	398,358
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	275,000	265,375
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.816% 3/25/42	250,000	225,625
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 2A1 FRN 1.029% 10/25/37	120,478	116,909
Morgan Stanley Capital, Inc., Series 2006-NC5, Class A2B FRN 0.439% 10/25/36	500,000	416,679
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (b) (c) (e) 1.139% 6/20/14	1,175,000	502,430
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.898% 7/27/20	634,866	635,847
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	550,000	478,503
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	311,550	258,323
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.187% 6/15/38	383,374	318,286
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.781% 12/15/16	325,000	324,838
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 1.848% 3/15/28	500,000	492,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 2.831% 12/17/46	500,000	400,000
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 1.728% 7/01/42	265,000	195,438
		7,357,930
WL Collateral CMO – 1.6%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.418% 7/20/36	201,097	194,555
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.195% 8/25/34	174,989	155,601
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	26,131	21,954
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.704% 9/25/33	15,774	12,242
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.969% 8/25/34	34,844	31,718
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.531% 1/19/38	828,133	473,329
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.439% 5/25/37	892,931	410,755
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.994% 8/25/34	75,790	52,895
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.579% 8/25/36	323,949	232,295
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.799% 2/25/34	286,596	253,852

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.807% 7/25/33	$5,125	$4,965
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	10,030	9,172
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	497	449
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,369,407	1,358,684
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.509% 6/25/46	1,516,156	625,017
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN (e) 0.519% 4/25/46	950,714	477,422
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.818% 3/25/34	40,814	36,083
Structured Asset Securities Corp., Series 2003-7H, Class A1II (e) 6.500% 3/25/33	270,589	270,865
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.813% 4/25/44	121,081	72,707
		4,694,560
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN (e) 2.690% 6/25/32	42,018	36,023
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,555,713)		33,988,630
SOVEREIGN DEBT OBLIGATIONS – 0.9%
Brazilian Government International Bond 5.875% 1/15/19	564,000	638,730
Colombia Government International Bond 7.375% 3/18/19	282,000	344,040
Peruvian Government International Bond 6.550% 3/14/37	155,000	179,412
Poland Government International Bond 6.375% 7/15/19	320,000	361,200
Province of Quebec Canada 7.500% 9/15/29	125,000	168,835
Republic of Brazil International Bond 5.625% 1/07/41	235,000	244,400
United Mexican States 5.125% 1/15/20	265,000	282,225
United Mexican States 6.750% 9/27/34	215,000	255,850
United Mexican States 8.375% 1/14/11	90,000	93,105
		2,567,797
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,353,978)		2,567,797
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 34.7%
Collateralized Mortgage Obligations – 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	58,596	66,420
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	27,848	31,967
		98,387
Pass-Through Securities – 34.7%
Federal Home Loan Mortgage Corp.
Pool #522294 1.625% 4/15/13	2,500,000	2,549,165
Pool #G11476 5.000% 11/01/18	219,684	235,842
Pool #B16010 5.000% 8/01/19	7,471	8,017
Pool #B17058 5.000% 9/01/19	22,255	23,882
Pool #B17494 5.000% 12/01/19	70,951	76,159
Pool #B14584 5.000% 1/01/20	351,264	377,046
Pool #B18677 5.000% 1/01/20	20,896	22,430
Pool #C01283 5.500% 11/01/31	51,079	55,246
Pool #E89199 6.000% 4/01/17	14,958	16,229
Pool #G11431 6.000% 2/01/18	3,104	3,365
Pool #G01311 7.000% 9/01/31	5,732	6,446
Pool #C80207 7.500% 9/01/24	3,297	3,754
Pool #C00530 7.500% 7/01/27	4,063	4,647
Pool #C00563 7.500% 11/01/27	13,717	15,692
Pool #C00612 7.500% 4/01/28	981	1,123
Pool #C55867 7.500% 2/01/30	14,623	16,702
Federal Home Loan Mortgage Corp. TBA
Pool#5159 4.500% 12/01/38 (g)	1,550,000	1,619,629
Pool#5159 4.500% 12/01/38 (g)	18,147,000	18,892,728
Federal National Mortgage Association
Pool #725692 3.324% 10/01/33	350,093	362,664
Pool #888586 VRN 3.461% 10/01/34	858,964	893,655
Pool #675713 5.000% 3/01/18	133,249	143,071
Pool #735010 5.000% 11/01/19	807,908	867,082
Pool #522294 5.625% 7/15/37 (e)	2,715,000	3,177,380

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253880 6.500% 7/01/16	$8,773	$9,520
Pool #575579 7.500% 4/01/31	26,322	30,192
Pool #535996 7.500% 6/01/31	4,841	5,555
Federal National Mortgage Association TBA
Pool#4815 4.000% 8/01/23 (g)	24,708,000	25,844,953
Pool #10725 4.500% 12/01/20 (g)	22,075,000	23,387,427
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	5,205	5,850
Pool #587280 6.500% 9/15/32	4,898	5,475
Pool #550659 6.500% 9/15/35	145,116	161,294
Pool #538689 6.500% 12/15/35	77,190	85,531
Pool #780651 7.000% 10/15/27	5,435	6,098
Pool #462384 7.000% 11/15/27	3,586	4,016
Pool #482668 7.000% 8/15/28	2,931	3,280
Pool #506804 7.000% 5/15/29	20,733	23,236
Pool #506914 7.000% 5/15/29	66,459	74,452
Pool #581417 7.000% 7/15/32	8,374	9,363
Pool #591581 7.000% 8/15/32	1,044	1,167
Pool #423836 8.000% 8/15/26	2,007	2,310
Pool #444619 8.000% 3/15/27	12,711	14,653
Government National Mortgage Association TBA Pool #6669 4.500% 6/01/39 (g)	18,657,000	19,672,932
New Valley Generation IV 4.687% 1/15/22	70,505	74,214
		98,793,472
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $97,644,291)		98,891,859
U.S. TREASURY OBLIGATIONS – 1.4%
U.S. Treasury Bonds & Notes – 1.4%
U.S. Treasury Bond (e) 4.375% 2/15/38	18,000	19,282
U.S. Treasury Bond (e) 4.375% 5/15/40	1,220,000	1,304,447
U.S. Treasury Bond (e) 5.375% 2/15/31	1,950,000	2,396,672
U.S. Treasury Note (e) 2.500% 3/31/13	310,000	325,161
		4,045,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,001,840)		4,045,562
TOTAL BONDS & NOTES (Cost $274,677,075)		280,674,520
TOTAL LONG-TERM INVESTMENTS (Cost $275,484,668)		281,311,582
SHORT-TERM INVESTMENTS – 28.3%
Commercial Paper – 28.2% (h)
BAE Systems Holdings, Inc. (b) 0.520% 9/21/10	7,000,000	6,994,742
Bemis Co., Inc. (b) 0.400% 8/11/10	7,000,000	6,999,144
BMW US Capital LLC (b) 0.400% 8/09/10	5,255,000	5,254,475
CVS Caremark Corp. (b) 0.550% 10/19/10	7,000,000	6,991,444
Eaton Corp. (b) 0.450% 9/08/10	7,300,000	7,296,441
Elsevier Financial SA (b) 0.450% 9/09/10	7,300,000	7,296,350
ERAC USA Finance Co. (b) 0.420% 8/12/10	5,200,000	5,199,272
FPL Group Capital, Inc. (b) 0.440% 9/10/10	5,700,000	5,697,144
Omnicom Capital, Inc. (b) 0.460% 8/04/10	7,300,000	7,299,627
Oneok Partners LP (b) 0.420% 8/10/10	7,300,000	7,299,148
Ryder System, Inc. 0.420% 8/17/10	7,000,000	6,998,612
South Carolina Electric & Gas Co. 0.420% 9/07/10	6,955,000	6,951,917
		80,278,316
Time Deposits – 0.1%
Euro Time Deposit 0.010% 8/02/10	230,811	230,811
TOTAL SHORT-TERM INVESTMENTS (Cost $80,509,127)		80,509,127
TOTAL INVESTMENTS – 126.9% (Cost $355,993,795) (i)		361,820,709
Other Assets/ (Liabilities) – (26.9)%		(76,723,175)
NET ASSETS – 100.0%		$285,097,534

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $94,821,906 or 33.26% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2010, these securities amounted to a value of $1,687,560 or 0.59% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2010, these securities amounted to a value of $116,838 or 0.04% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 94.9%
CORPORATE DEBT – 94.9%
Advertising – 1.5%
inVentiv Health, Inc. (a) 10.000% 8/15/18	$270,000	$274,050
Lamar Media Corp. (a) 7.875% 4/15/18	2,250,000	2,323,125
		2,597,175
Aerospace & Defense – 1.0%
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	1,775,000	1,775,000
Apparel – 0.8%
Levi Strauss & Co. (a) 7.625% 5/15/20	1,325,000	1,351,500
Auto Manufacturers – 1.6%
Ford Motor Co. 7.450% 7/16/31	2,810,000	2,725,700
Auto Parts & Equipment – 1.9%
Affinia Group, Inc. 9.000% 11/30/14	1,910,000	1,948,200
Cooper- Standard Automotive, Inc. (a) 8.500% 5/01/18	1,300,000	1,345,500
		3,293,700
Automotive & Parts – 3.6%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	2,450,000	2,278,500
Exide Technologies 10.500% 3/15/13	1,100,000	1,116,500
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	1,305,000	1,461,600
Titan International, Inc. 8.000% 1/15/12	1,290,000	1,341,600
		6,198,200
Banks – 0.6%
Ally Financial, Inc. 6.750% 12/01/14	970,000	965,150
Building Materials – 1.3%
Interline Brands, Inc. 8.125% 6/15/14	1,510,000	1,547,750
Libbey Glass, Inc. (a) 10.000% 2/15/15	625,000	665,625
		2,213,375
Chemicals – 0.8%
Georgia Gulf Corp. (a) 9.000% 1/15/17	850,000	895,688
Huntsman International LLC (a) 8.625% 3/15/20	550,000	539,000
		1,434,688
Coal – 0.4%
International Coal Group, Inc. 9.125% 4/01/18	720,000	747,000
Commercial Services – 5.2%
Cenveo Corp. (a) 10.500% 8/15/16	1,790,000	1,807,900
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	445,000	450,562
Hertz Corp. 10.500% 1/01/16	1,700,000	1,806,250
Iron Mountain, Inc. 8.375% 8/15/21	200,000	212,500
Iron Mountain, Inc. 8.750% 7/15/18	1,530,000	1,621,800
Seneca Gaming Corp. 7.250% 5/01/12	1,435,000	1,413,475
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	900,000	954,000
United Rentals North America, Inc. 10.875% 6/15/16	525,000	580,125
		8,846,612
Diversified Financial – 9.0%
American General Finance Corp. 5.375% 10/01/12	900,000	846,000
American General Finance Corp. 6.500% 9/15/17	1,170,000	974,025
Cemex Finance LLC (a) 9.500% 12/14/16	1,040,000	1,011,400
CIT Group, Inc. 7.000% 5/01/15	2,759,565	2,659,531
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,400,000	1,389,564
Ford Motor Credit Co. LLC 8.000% 6/01/14	990,000	1,048,629
International Lease Finance Corp. 5.875% 5/01/13	1,875,000	1,795,313
International Lease Finance Corp. (a) 8.625% 9/15/15	700,000	712,250
Nuveen Investments, Inc. 10.500% 11/15/15	1,800,000	1,768,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a) 9.250% 4/01/15	425,000	439,344
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	1,695,000	1,809,412
Susser Holdings LLC/Susser Finance Corp. (a) 8.500% 5/15/16	900,000	931,500
		15,385,468
Electric – 2.5%
Energy Future Holdings Corp. (a) 10.000% 1/15/20	1,115,000	1,120,575
Intergen NV (a) 9.000% 6/30/17	1,680,000	1,751,400
NRG Energy, Inc. 7.375% 2/01/16	560,000	571,200
NRG Energy, Inc. 8.500% 6/15/19	850,000	892,500
		4,335,675
Electronics – 2.5%
NXP BV/NXP Funding LLC 7.875% 10/15/14	720,000	725,400
NXP BV/NXP Funding LLC 9.500% 10/15/15	1,450,000	1,421,000
Sanmina-SCI Corp. 8.125% 3/01/16	930,000	946,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viasystems, Inc. (a) 12.000% 1/15/15	$1,000,000	$1,088,750
		4,181,425
Energy - Alternate Sources – 1.2%
Headwaters, Inc. 11.375% 11/01/14	2,030,000	2,060,450
Entertainment – 1.9%
AMC Entertainment, Inc. 8.750% 6/01/19	1,525,000	1,601,250
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	1,835,000	1,644,619
		3,245,869
Environmental Controls – 0.9%
Waste Services, Inc. 9.500% 4/15/14	1,399,000	1,449,714
Foods – 0.6%
Great Atlantic & Pacific Tea Co. (a) 11.375% 8/01/15	880,000	616,000
Michael Foods, Inc. (a) 9.750% 7/15/18	425,000	446,250
		1,062,250
Forest Products & Paper – 1.8%
Newark Group, Inc. (b) 9.750% 3/15/14	2,085,000	1,357,856
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375% 8/01/16	1,930,000	1,780,425
		3,138,281
Hand & Machine Tools – 0.3%
Thermadyne Holdings Corp. STEP 10.500% 2/01/14	460,000	465,750
Health Care - Products – 0.7%
Alere, Inc. 9.000% 5/15/16	1,250,000	1,268,750
Health Care - Services – 5.3%
Apria Healthcare Group, Inc. (a) 11.250% 11/01/14	675,000	722,250
Apria Healthcare Group, Inc. (a) 12.375% 11/01/14	1,000,000	1,075,000
Community Health Systems, Inc. 8.875% 7/15/15	1,995,000	2,089,762
HCA, Inc. 9.250% 11/15/16	2,575,000	2,781,000
National Mentor Holdings, Inc. 11.250% 7/01/14	950,000	940,500
Tenet Healthcare Corp. (a) 10.000% 5/01/18	1,270,000	1,443,038
		9,051,550
Holding Company - Diversified – 1.2%
Kansas City Southern Railway 8.000% 6/01/15	770,000	821,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.500% 5/15/18	1,200,000	1,233,000
		2,054,013
Household Products – 2.3%
ACCO Brands Corp. 10.625% 3/15/15	1,410,000	1,565,100
JohnsonDiversey, Inc. (a) 8.250% 11/15/19	530,000	556,500
Spectrum Brands Holdings, Inc. (a) 9.500% 6/15/18	1,650,000	1,740,750
		3,862,350
Iron & Steel – 0.8%
Tube City IMS Corp. 9.750% 2/01/15	1,285,000	1,286,606
Leisure Time – 1.8%
Easton-Bell Sports, Inc. 9.750% 12/01/16	970,000	1,020,925
Sabre Holdings Corp. 8.350% 3/15/16	2,025,000	2,035,125
		3,056,050
Lodging – 3.7%
Boyd Gaming Corp. 6.750% 4/15/14	500,000	443,750
Boyd Gaming Corp. 7.125% 2/01/16	1,350,000	1,157,625
Harrah's Operating Escrow LLC/Harrahs Escrow Corp. 11.250% 6/01/17	3,025,000	3,267,000
MGM Resorts International 5.875% 2/27/14	1,565,000	1,316,556
MGM Resorts International (a) 9.000% 3/15/20	160,000	168,000
		6,352,931
Machinery - Diversified – 0.5%
Stewart & Stevenson LLC 10.000% 7/15/14	945,000	876,488
Manufacturing – 2.5%
Eastman Kodak Co. (a) 9.750% 3/01/18	1,500,000	1,496,250
Polypore, Inc. 8.750% 5/15/12	1,490,000	1,493,725
Reddy Ice Corp. (a) 13.250% 11/01/15	855,000	842,175
Trimas Corp. (a) 9.750% 12/15/17	400,000	408,500
		4,240,650
Media – 9.9%
Allbritton Communications Co. (a) 8.000% 5/15/18	600,000	598,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. (a) 8.625% 11/15/17	1,600,000	1,632,000
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	1,410,000	1,480,500
Gannett Co. Inc. (a) 9.375% 11/15/17	2,325,000	2,522,625
LIN Television Corp. (a) 8.375% 4/15/18	1,486,000	1,526,865
The McClatchy Co. (a) 11.500% 2/15/17	1,205,000	1,271,275
Mediacom Broadband LLC 8.500% 10/15/15	2,345,000	2,362,587
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (a) 8.875% 4/15/17	1,600,000	1,648,000
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	3,280,000	3,427,600
Univision Communications, Inc. (a) 12.000% 7/01/14	480,000	526,800
		16,996,752

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas – 2.7%
Chaparral Energy, Inc. 8.500% 12/01/15	$1,400,000	$1,358,000
Coffeyville Resources LLC/Coffeyville Finance, Inc. (a) 9.000% 4/01/15	1,215,000	1,245,375
Range Resources Corp. 6.750% 8/01/20	290,000	291,087
SandRidge Energy, Inc. (a) 8.750% 1/15/20	1,650,000	1,683,000
		4,577,462
Packaging & Containers – 1.8%
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	2,370,000	1,993,762
Plastipak Holdings, Inc. (a) 10.625% 8/15/19	205,000	230,113
Pregis Corp. 12.375% 10/15/13	765,000	756,394
		2,980,269
Pharmaceuticals – 0.8%
Mylan, Inc. (a) 7.875% 7/15/20	730,000	781,100
Omnicare, Inc. 7.750% 6/01/20	550,000	585,750
		1,366,850
Pipelines – 2.1%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,030,000	2,014,775
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,200,000	1,254,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	345,000	345,863
		3,614,638
Retail – 4.2%
J.C. Penney Co., Inc. 7.950% 4/01/17	650,000	718,250
Landry's Restaurants, Inc. (a) 11.625% 12/01/15	700,000	749,000
Landry's Restaurants, Inc. 11.625% 12/01/15	225,000	240,750
Nebraska Book Co., Inc. 8.625% 3/15/12	1,695,000	1,639,912
OSI Restaurant Partners, Inc. 10.000% 6/15/15	1,225,000	1,191,312
Quiksilver, Inc. 6.875% 4/15/15	1,720,000	1,616,800
Rite Aid Corp. 10.250% 10/15/19	1,050,000	1,074,938
		7,230,962
Savings & Loans – 1.3%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	1,805,000	1,119,100
LBI Escrow Corp. (a) 8.000% 11/01/17	1,000,000	1,051,250
		2,170,350
Semiconductors – 3.6%
Advanced Micro Devices, Inc. (a) 8.125% 12/15/17	1,780,000	1,869,000
Freescale Semiconductor, Inc. (a) 9.250% 4/15/18	900,000	929,250
Freescale Semiconductor, Inc. 10.125% 12/15/16	1,015,000	918,575
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (a) 10.500% 4/15/18	2,270,000	2,360,800
		6,077,625
Software – 1.9%
Fidelity National Information Services, Inc. (a) 7.625% 7/15/17	500,000	520,000
Fidelity National Information Services, Inc. (a) 7.875% 7/15/20	670,000	700,150
First Data Corp. 9.875% 9/24/15	1,925,000	1,549,625
First Data Corp. 11.250% 3/31/16	860,000	550,400
		3,320,175
Telecommunications – 7.6%
GeoEye, Inc. (a) 9.625% 10/01/15	1,575,000	1,653,750
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	885,000	920,400
Intelsat Bermuda Ltd. 9.250% 6/15/16	2,085,000	2,142,337
Sprint Capital Corp. 6.900% 5/01/19	2,070,000	1,974,262
Viasat, Inc. 8.875% 9/15/16	1,550,000	1,662,375
Virgin Media Finance PLC 9.125% 8/15/16	2,610,000	2,805,750
Windstream Corp. 8.625% 8/01/16	1,803,000	1,879,628
		13,038,502
Transportation – 0.8%
RailAmerica, Inc. 9.250% 7/01/17	1,200,000	1,299,000
TOTAL CORPORATE DEBT (Cost $159,636,701)		162,194,955
TOTAL BONDS & NOTES (Cost $159,636,701)		162,194,955
TOTAL LONG-TERM INVESTMENTS (Cost $159,636,701)		162,194,955
SHORT-TERM INVESTMENTS – 5.0%
Commercial Paper – 5.0%
FPL Group Capital, Inc. (a) 0.400% 8/04/10	2,075,000	2,074,908
Omnicom Capital, Inc. (a) 0.400% 8/02/10	2,500,000	2,499,944
ONEOK Partners (a) 0.400% 8/03/10	4,000,000	3,999,867
		8,574,719
Time Deposits – 0.0%
Euro Time Deposit 0.010% 8/02/10	14,347	14,347
TOTAL SHORT-TERM INVESTMENTS (Cost $8,589,066)		8,589,066

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 99.9% (Cost $168,225,767) (c)	$170,784,021
Other Assets/ (Liabilities) – 0.1%	162,976
NET ASSETS – 100.0%	$170,946,997

Notes to Portfolio of Investments
STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $69,400,373 or 40.60% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2010, these securities amounted to a value of $1,357,856 or 0.79% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 100.2%
CORPORATE DEBT – 22.6%
Banks – 15.6%
Barclays Bank PLC GBP (a) 2.875% 12/23/11	$300,000	$483,391
Depfa ACS Bank JPY (a) 1.650% 12/20/16	40,000,000	370,061
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	736,381
KFW JPY (a) 2.050% 2/16/26	92,000,000	1,089,754
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	80,000,000	960,781
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	200,000	326,769
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	350,000	487,100
		4,454,237
Multi-National – 5.0%
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	255,000	468,383
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	977,404
		1,445,787
Oil & Gas – 0.6%
BG Energy Capital PLC GBP (a) 5.125% 12/07/17	100,000	171,879
Savings & Loans – 1.4%
LCR Finance PLC GBP (a) 4.750% 12/31/10	245,000	391,044
TOTAL CORPORATE DEBT (Cost $6,141,178)		6,462,947
SOVEREIGN DEBT OBLIGATIONS – 77.6%
Belgium Government EUR (a) 4.000% 3/28/13	400,000	558,882
Canada Government CAD (a) (b) 4.550% 12/15/12	200,000	206,795
Canadian Government Bond CAD (a) 2.000% 9/01/12	600,000	589,446
Canadian Government Bond CAD (a) 2.000% 12/01/14	850,000	818,982
Canadian Government Bond CAD (a) 2.500% 6/01/15	600,000	588,746
Finland Government Bond EUR (a) 3.125% 9/15/14	650,000	901,821
French Republic EUR (a) 5.750% 10/25/32	500,000	869,238
Government of France OAT EUR (a) 3.750% 4/25/21	600,000	833,697
Italy Buoni Poliennali Del Tesoro EUR (a) 3.000% 4/15/15	700,000	927,401
Italy Buoni Poliennali Del Tesoro EUR (a) 4.500% 2/01/18	700,000	975,482
Japan Government JPY (a) 1.700% 12/20/16	70,000,000	869,992
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,249,660
Kingdom of Spain EUR (a) 3.800% 1/31/17	900,000	1,192,407
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	800,000	1,138,862
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	300,000	275,653
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	715,000	648,241
Norway Treasury Bill NOK (a) 0.000% 12/15/10	3,500,000	573,775
Poland Government Bond PLN (a) 5.250% 4/25/13	1,800,000	593,528
Portugal Obrigacoes do Tesouro OT EUR (a) 3.350% 10/15/15	600,000	754,502
Province of Ontario Canada CAD (a) 3.150% 9/08/15	200,000	197,215
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	300,000	279,115
Republic of Austria EUR (a) 4.650% 1/15/18	890,000	1,315,962
Republic of Germany EUR (a) 4.750% 7/04/28	750,000	1,171,764
Republic of Ireland EUR (a) 4.600% 4/18/16	1,065,000	1,424,029
Republic of Poland PLN (a) 5.000% 10/24/13	2,300,000	750,726
Spain Government Bond FRN EUR (a) 1.123% 3/17/15	150,000	194,676
United Kingdom Gilt GBP (a) 4.500% 9/07/34	125,000	202,332
United Kingdom Treasury GBP (a) 4.750% 3/07/20	600,000	1,051,637
United Kingdom Treasury Strip GBP (a) 0.000% 9/07/16	100,000	133,885

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Principal Amount	Value
United Mexican States MXN (a) 8.000% 12/19/13	$10,220,000	$869,493
22,157,944
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,970,438)	22,157,944
TOTAL BONDS & NOTES (Cost $28,111,616)	28,620,891
TOTAL LONG-TERM INVESTMENTS (Cost $28,111,616)	28,620,891
TOTAL INVESTMENTS – 100.2% (Cost $28,111,616) (c)	28,620,891
Other Assets/ (Liabilities) – (0.2)%	(57,886)
NET ASSETS – 100.0%	$28,563,005

Notes to Portfolio of Investments
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $206,795 or 0.72% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 48.6%
COMMON STOCK – 48.6%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	3,933	$35,948
Omnicom Group, Inc.	1,798	66,993
		102,941
Aerospace & Defense – 1.0%
The Boeing Co.	3,196	217,775
General Dynamics Corp.	2,248	137,690
Goodrich Corp.	273	19,894
L-3 Communications Holdings, Inc.	1,144	83,558
Lockheed Martin Corp.	1,948	146,392
Northrop Grumman Corp.	2,323	136,221
Raytheon Co.	3,396	157,133
Rockwell Collins, Inc.	957	54,702
United Technologies Corp.	5,072	360,619
		1,313,984
Agriculture – 0.9%
Altria Group, Inc.	15,495	343,369
Archer-Daniels-Midland Co.	4,910	134,338
Lorillard, Inc.	1,833	139,748
Philip Morris International, Inc.	8,277	422,458
Reynolds American, Inc.	1,787	103,324
		1,143,237
Airlines – 0.1%
Southwest Airlines Co.	5,866	70,685
Apparel – 0.3%
Nike, Inc. Class B	3,133	230,714
VF Corp.	1,425	113,045
		343,759
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	20,362	260,023
Paccar, Inc.	1,928	88,341
		348,364
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	1,861	19,857
Johnson Controls, Inc.	3,905	112,503
		132,360
Banks – 2.9%
Banco Santander Chile Sponsored ADR (Chile)	4,100	340,341
Bank of America Corp.	61,542	864,050
Bank of New York Mellon Corp.	6,595	165,337
BB&T Corp.	4,112	102,101
Capital One Financial Corp.	4,175	176,728
Comerica, Inc.	1,224	46,953
Fifth Third Bancorp	4,621	58,733
First Horizon National Corp. (a)	658	7,547
Huntington Bancshares, Inc.	4,010	24,301
KeyCorp	5,472	46,293
M&T Bank Corp.	905	79,043
Marshall & Ilsley Corp.	3,110	21,863
Northern Trust Corp.	1,161	54,555
PNC Financial Services Group, Inc.	4,113	244,271
Regions Financial Corp.	6,343	46,494
State Street Corp.	2,185	85,040
SunTrust Banks, Inc.	3,073	79,744
U.S. Bancorp	12,179	291,078
Wells Fargo & Co.	31,364	869,724
Zions Bancorp	1,249	27,715
		3,631,911
Beverages – 0.8%
Brown-Forman Corp. Class B	441	27,876
The Coca-Cola Co.	8,412	463,585
Coca-Cola Enterprises, Inc.	1,685	48,360
Constellation Brands, Inc. Class A (a)	222	3,787
Dr. Pepper Snapple Group, Inc.	1,984	74,499
Molson Coors Brewing Co. Class B	1,036	46,630
PepsiCo, Inc.	5,054	328,055
		992,792
Biotechnology – 0.4%
Amgen, Inc. (a)	6,473	352,973
Biogen Idec, Inc. (a)	1,294	72,309
Celgene Corp. (a)	508	28,016
Genzyme Corp. (a)	294	20,451
Life Technologies Corp. (a)	1,171	50,341
		524,090
Building Materials – 0.0%
Masco Corp.	3,969	40,801
Chemicals – 0.8%
Air Products & Chemicals, Inc.	847	61,475
Airgas, Inc.	288	18,803
CF Industries Holdings, Inc.	485	39,377
The Dow Chemical Co.	5,193	141,925
Eastman Chemical Co.	547	34,264
Ecolab, Inc.	824	40,302
EI du Pont de Nemours & Co.	6,271	255,042
International Flavors & Fragrances, Inc.	673	30,541
Monsanto Co.	399	23,078
PPG Industries, Inc.	1,504	104,483
Praxair, Inc.	542	47,056
The Sherwin-Williams Co.	1,964	135,811
Sigma-Aldrich Corp.	849	47,629
		979,786
Coal – 0.1%
CONSOL Energy, Inc.	542	20,314
Massey Energy Co.	661	20,213
Peabody Energy Corp.	559	25,239
		65,766
Commercial Services – 0.8%
Apollo Group, Inc. Class A (a)	1,660	76,576
Automatic Data Processing, Inc.	2,021	83,407
DeVry, Inc.	695	37,391
Donnelley (R.R.) & Sons Co.	5,776	97,441
Equifax, Inc.	436	13,664
H&R Block, Inc.	3,761	58,972
Iron Mountain, Inc.	99	2,343
MasterCard, Inc. Class A	354	74,354
McKesson Corp.	1,841	115,652
Moody's Corp.	1,593	37,515
Paychex, Inc.	630	16,374
Quanta Services, Inc. (a)	1,224	26,292
Robert Half International, Inc.	335	8,435
SAIC, Inc. (a)	1,186	19,723

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	5,921	$88,282
Visa, Inc. Class A	2,160	158,436
Western Union Co.	4,507	73,149
		988,006
Computers – 3.1%
Apple, Inc. (a)	4,938	1,270,300
Cognizant Technology Solutions Corp. Class A (a)	1,259	68,691
Computer Sciences Corp.	2,432	110,243
Dell, Inc. (a)	7,894	104,517
EMC Corp. (a)	12,685	251,036
Hewlett-Packard Co.	13,053	600,960
International Business Machines Corp.	8,210	1,054,164
Lexmark International, Inc. Class A (a)	2,904	106,722
NetApp, Inc. (a)	1,827	77,282
SanDisk Corp. (a)	2,083	91,027
Teradata Corp. (a)	1,538	48,908
Western Digital Corp. (a)	4,451	117,462
		3,901,312
Cosmetics & Personal Care – 1.1%
Avon Products, Inc.	1,112	34,617
Colgate-Palmolive Co.	2,477	195,633
The Estee Lauder Cos., Inc. Class A	1,298	80,801
The Procter & Gamble Co.	18,533	1,133,478
		1,444,529
Distribution & Wholesale – 0.1%
Fastenal Co.	785	38,528
Genuine Parts Co.	1,036	44,372
W.W. Grainger, Inc.	374	41,891
		124,791
Diversified Financial – 2.6%
American Express Co.	7,122	317,926
Ameriprise Financial, Inc.	1,595	67,612
The Charles Schwab Corp.	1,322	19,552
Citigroup, Inc. (a)	120,828	495,395
CME Group, Inc.	445	124,066
Discover Financial Services	3,483	53,185
E*TRADE Financial Corp. (a)	393	5,750
Federated Investors, Inc. Class B	661	14,027
Franklin Resources, Inc.	833	83,783
The Goldman Sachs Group, Inc.	2,954	445,522
IntercontinentalExchange, Inc. (a)	274	28,940
Invesco Ltd.	4,243	82,908
JP Morgan Chase & Co.	25,970	1,046,072
Legg Mason, Inc.	947	27,359
Morgan Stanley	10,524	284,043
The NASDAQ OMX Group, Inc. (a)	822	16,004
NYSE Euronext	836	24,219
SLM Corp. (a)	6,522	78,264
T. Rowe Price Group, Inc.	1,001	48,278
		3,262,905
Electric – 1.7%
The AES Corp. (a)	3,677	37,910
Allegheny Energy, Inc.	647	14,752
Ameren Corp.	1,472	37,345
American Electric Power Co., Inc.	1,270	45,695
CenterPoint Energy, Inc.	4,285	60,976
CMS Energy Corp.	1,510	24,039
Consolidated Edison, Inc.	1,309	60,371
Constellation Energy Group, Inc.	4,396	138,914
Dominion Resources, Inc.	3,977	166,994
DTE Energy Co.	1,212	55,946
Duke Energy Corp.	7,670	131,157
Edison International	2,234	74,057
Entergy Corp.	1,111	86,114
Exelon Corp.	4,283	179,158
FirstEnergy Corp.	1,712	64,542
Integrys Energy Group, Inc.	1,143	54,121
NextEra Energy, Inc.	2,202	115,165
Northeast Utilities	1,022	28,452
NRG Energy, Inc. (a)	2,020	45,814
Pepco Holdings, Inc.	898	15,185
PG&E Corp.	1,777	78,899
Pinnacle West Capital Corp.	650	24,758
PPL Corp.	2,884	78,704
Progress Energy, Inc.	1,640	69,060
Public Service Enterprise Group, Inc.	2,409	79,256
SCANA Corp.	272	10,420
The Southern Co.	5,534	195,516
TECO Energy, Inc.	4,698	76,765
Wisconsin Energy Corp.	498	27,031
Xcel Energy, Inc.	2,145	47,169
		2,124,285
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	5,205	257,856
Molex, Inc.	1,005	19,808
		277,664
Electronics – 0.1%
Agilent Technologies, Inc. (a)	1,873	52,313
Amphenol Corp. Class A	836	37,453
FLIR Systems, Inc. (a)	235	6,993
Jabil Circuit, Inc.	2,802	40,657
PerkinElmer, Inc.	724	14,089
Waters Corp. (a)	538	34,518
		186,023
Engineering & Construction – 0.1%
Fluor Corp.	747	36,072
Jacobs Engineering Group, Inc. (a)	1,224	44,762
		80,834
Entertainment – 0.0%
International Game Technology	810	12,344
Environmental Controls – 0.1%
Republic Services, Inc.	1,527	48,650
Stericycle, Inc. (a)	287	18,081
Waste Management, Inc.	3,045	103,378
		170,109
Foods – 1.2%
Campbell Soup Co.	1,165	41,823
ConAgra Foods, Inc.	3,972	93,263
Dean Foods Co. (a)	2,767	31,710
General Mills, Inc.	4,437	151,745
H.J. Heinz Co.	1,935	86,069
The Hershey Co.	1,840	86,480
Hormel Foods Corp.	797	34,207
The J.M. Smucker Co.	834	51,233
Kellogg Co.	1,235	61,812
Kraft Foods, Inc. Class A	8,909	260,232
The Kroger Co.	3,434	72,732
McCormick & Co., Inc.	1,173	46,134
Safeway, Inc.	3,121	64,105
Sara Lee Corp.	6,265	92,659
SUPERVALU, Inc.	5,292	59,694
Sysco Corp.	1,582	48,995
Tyson Foods, Inc. Class A	7,373	129,101

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whole Foods Market, Inc. (a)	936	$35,540
		1,447,534
Forest Products & Paper – 0.2%
International Paper Co.	4,207	101,810
MeadWestvaco Corp.	2,203	52,784
Plum Creek Timber Co., Inc.	573	20,559
Weyerhaeuser Co.	1,464	23,746
		198,899
Gas – 0.1%
Nicor, Inc.	377	16,509
NiSource, Inc.	1,884	31,086
Sempra Energy	302	15,024
		62,619
Hand & Machine Tools – 0.0%
Snap-on, Inc.	385	17,198
Stanley Black & Decker, Inc.	642	37,249
		54,447
Health Care - Products – 1.4%
Baxter International, Inc.	2,584	113,102
Becton, Dickinson & Co.	1,702	117,098
Boston Scientific Corp. (a)	6,099	34,154
C.R. Bard, Inc.	474	37,223
CareFusion Corp. (a)	2,248	47,365
Intuitive Surgical, Inc. (a)	105	34,479
Johnson & Johnson	15,099	877,101
Medtronic, Inc.	7,737	286,037
St. Jude Medical, Inc. (a)	1,198	44,050
Stryker Corp.	2,183	101,662
Varian Medical Systems, Inc. (a)	874	48,245
Zimmer Holdings, Inc. (a)	1,424	75,458
		1,815,974
Health Care - Services – 0.8%
Aetna, Inc.	3,194	88,953
CIGNA Corp.	2,502	76,962
Coventry Health Care, Inc. (a)	3,983	78,983
DaVita, Inc. (a)	573	32,844
Humana, Inc. (a)	2,034	95,639
Laboratory Corporation of America Holdings (a)	561	40,942
Quest Diagnostics, Inc.	635	29,839
Tenet Healthcare Corp. (a)	7,617	35,038
Thermo Fisher Scientific, Inc. (a)	3,232	144,987
UnitedHealth Group, Inc.	9,081	276,516
WellPoint, Inc. (a)	2,735	138,719
		1,039,422
Holding Company - Diversified – 0.0%
Leucadia National Corp. (a)	1,036	22,885
Home Builders – 0.0%
D.R. Horton, Inc.	2,261	24,916
Lennar Corp. Class A	310	4,579
Pulte Group, Inc. (a)	274	2,406
		31,901
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	474	14,414
Whirlpool Corp.	922	76,803
		91,217
Household Products – 0.2%
Avery Dennison Corp.	982	35,205
The Clorox Co.	247	16,026
Fortune Brands, Inc.	1,073	47,083
Kimberly-Clark Corp.	2,560	164,147
		262,461
Housewares – 0.0%
Newell Rubbermaid, Inc.	1,383	21,437
Insurance – 2.4%
ACE Ltd.	2,072	109,982
Aflac, Inc.	2,949	145,061
The Allstate Corp.	3,586	101,269
American International Group, Inc. (a)	1,601	61,590
Aon Corp.	1,636	61,628
Assurant, Inc.	4,654	173,548
Berkshire Hathaway, Inc. Class B (a)	9,168	716,204
The Chubb Corp.	3,664	192,836
Cincinnati Financial Corp.	1,524	41,986
Genworth Financial, Inc. Class A (a)	3,353	45,534
The Hartford Financial Services Group, Inc.	3,690	86,383
Lincoln National Corp.	3,141	81,792
Loews Corp.	2,134	79,278
Marsh & McLennan Cos., Inc.	2,330	54,802
MetLife, Inc.	5,900	248,154
Principal Financial Group, Inc.	2,666	68,276
The Progressive Corp.	4,134	81,192
Prudential Financial, Inc.	3,335	191,062
Torchmark Corp.	2,147	113,941
The Travelers Cos., Inc.	3,319	167,443
Unum Group	3,735	85,233
XL Group PLC	6,929	122,851
		3,030,045
Internet – 0.8%
Akamai Technologies, Inc. (a)	666	25,548
Amazon.com, Inc. (a)	530	62,482
eBay, Inc. (a)	3,698	77,325
Expedia, Inc.	2,510	56,927
Google, Inc. Class A (a)	999	484,365
McAfee, Inc. (a)	1,036	34,291
Priceline.com, Inc. (a)	153	34,333
Symantec Corp. (a)	4,979	64,578
VeriSign, Inc. (a)	2,589	72,880
Yahoo!, Inc. (a)	5,834	80,976
		993,705
Iron & Steel – 0.1%
AK Steel Holding Corp.	677	9,471
Allegheny Technologies, Inc.	119	5,666
Cliffs Natural Resources, Inc.	760	42,993
Nucor Corp.	1,561	61,098
United States Steel Corp.	267	11,836
		131,064
Leisure Time – 0.1%
Carnival Corp.	2,073	71,891
Harley-Davidson, Inc.	2,108	57,401
		129,292
Lodging – 0.1%
Marriott International, Inc. Class A	1,213	41,133
Starwood Hotels & Resorts Worldwide, Inc.	1,160	56,202
Wyndham Worldwide Corp.	2,522	64,387
Wynn Resorts Ltd.	299	26,216
		187,938
Machinery - Construction & Mining – 0.3%
Caterpillar, Inc.	5,024	350,424

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery - Diversified – 0.4%
Cummins, Inc.	1,473	$117,265
Deere & Co.	2,395	159,699
Eaton Corp.	1,404	110,158
Flowserve Corp.	187	18,543
Rockwell Automation, Inc.	1,450	78,517
Roper Industries, Inc.	474	29,625
		513,807
Manufacturing – 1.8%
3M Co.	3,252	278,176
Danaher Corp.	2,772	106,472
Dover Corp.	1,003	48,114
Eastman Kodak Co. (a)	5,498	21,827
General Electric Co.	68,066	1,097,224
Honeywell International, Inc.	5,299	227,115
Illinois Tool Works, Inc.	2,160	93,960
ITT Corp.	1,101	51,879
Leggett & Platt, Inc.	3,395	70,752
Pall Corp.	661	25,277
Parker Hannifin Corp.	1,602	99,516
Textron, Inc.	5,585	115,945
		2,236,257
Media – 1.6%
CBS Corp. Class B	5,270	77,891
Comcast Corp. Class A	18,253	355,386
DIRECTV Class A (a)	7,886	293,044
Discovery Communications, Inc. Series A (a)	1,700	65,637
Gannett Co., Inc.	8,867	116,867
The McGraw-Hill Cos., Inc.	2,515	77,185
Meredith Corp.	1,845	58,579
The New York Times Co. Class A (a)	9,119	79,700
News Corp. Class A	17,684	230,776
Scripps Networks Interactive Class A	124	5,286
Time Warner Cable, Inc.	2,478	141,667
Time Warner, Inc.	8,688	273,325
Viacom, Inc. Class B	1,731	57,192
The Walt Disney Co.	3,628	122,227
The Washington Post Co. Class B	150	63,074
		2,017,836
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	99	12,097
Mining – 0.4%
Alcoa, Inc.	6,546	73,119
Freeport-McMoRan Copper & Gold, Inc.	3,237	231,575
Newmont Mining Corp.	3,170	177,203
Titanium Metals Corp. (a)	1,273	28,184
Vulcan Materials Co.	198	8,958
		519,039
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	1,399	34,150
Xerox Corp.	9,691	94,390
		128,540
Oil & Gas – 4.1%
Anadarko Petroleum Corp.	2,889	142,023
Apache Corp.	1,764	168,603
Cabot Oil & Gas Corp.	198	6,033
Chesapeake Energy Corp.	2,898	60,945
Chevron Corp.	14,352	1,093,766
ConocoPhillips	9,410	519,620
Denbury Resources, Inc. (a)	385	6,098
Devon Energy Corp.	2,917	182,283
Diamond Offshore Drilling, Inc.	385	22,904
EOG Resources, Inc.	399	38,903
EQT Corp.	269	9,867
Exxon Mobil Corp.	30,117	1,797,383
Helmerich & Payne, Inc.	540	21,886
Hess Corp.	1,247	66,827
Marathon Oil Corp.	4,985	166,748
Murphy Oil Corp.	1,122	61,430
Nabors Industries Ltd. (a)	2,199	40,484
Noble Energy, Inc.	1,223	82,014
Occidental Petroleum Corp.	3,366	262,312
Pioneer Natural Resources Co.	561	32,493
QEP Resources, Inc. (a)	1,098	37,793
Questar Corp.	526	8,653
Range Resources Corp.	99	3,675
Rowan Companies, Inc. (a)	3,182	80,377
Sunoco, Inc.	2,226	79,402
Tesoro Corp.	586	7,565
Valero Energy Corp.	5,710	97,013
		5,097,100
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	2,658	128,302
Cameron International Corp. (a)	482	19,082
FMC Technologies, Inc. (a)	269	17,022
Halliburton Co.	4,086	122,090
National Oilwell Varco, Inc.	3,802	148,886
Schlumberger Ltd.	3,728	222,413
Smith International, Inc.	2,216	91,920
		749,715
Packaging & Containers – 0.2%
Ball Corp.	760	44,263
Bemis Co., Inc.	877	26,275
Owens-IIlinois, Inc. (a)	1,322	36,553
Pactiv Corp. (a)	435	13,233
Sealed Air Corp.	3,610	78,084
		198,408
Pharmaceuticals – 2.5%
Abbott Laboratories	4,983	244,566
Allergan, Inc.	2,061	125,845
AmerisourceBergen Corp.	2,960	88,711
Bristol-Myers Squibb Co.	14,486	360,991
Cardinal Health, Inc.	3,507	113,171
Cephalon, Inc. (a)	1,560	88,530
DENTSPLY International, Inc.	861	25,847
Eli Lilly & Co.	7,107	253,009
Express Scripts, Inc. (a)	2,409	108,839
Forest Laboratories, Inc. (a)	3,917	108,697
Gilead Sciences, Inc. (a)	4,540	151,273
Hospira, Inc. (a)	1,124	58,560
King Pharmaceuticals, Inc. (a)	4,673	40,935
Mead Johnson Nutrition Co.	1,224	65,043
Medco Health Solutions, Inc. (a)	2,319	111,312
Merck & Co., Inc.	16,094	554,599
Mylan, Inc. (a)	2,159	37,567
Patterson Cos., Inc.	1,090	29,081
Pfizer, Inc.	40,222	603,330
Watson Pharmaceuticals, Inc. (a)	261	10,571
		3,180,477
Pipelines – 0.2%
El Paso Corp.	9,009	110,991
ONEOK, Inc.	1,000	46,530
Spectra Energy Corp.	3,471	72,162

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	4,033	$78,280
		307,963
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	898	15,266
Real Estate Investment Trusts (REITS) – 0.6%
Apartment Investment & Management Co. Class A	364	7,815
AvalonBay Communities, Inc.	404	42,456
Boston Properties, Inc.	647	52,989
Equity Residential	1,901	87,161
HCP, Inc.	1,776	62,995
Health Care REIT, Inc.	474	21,477
Host Hotels & Resorts, Inc.	3,930	56,356
Kimco Realty Corp.	3,908	58,893
ProLogis	2,209	23,990
Public Storage	447	43,860
Simon Property Group, Inc.	1,327	118,395
Ventas, Inc.	1,036	52,546
Vornado Realty Trust	765	63,327
		692,260
Retail – 3.3%
Abercrombie & Fitch Co. Class A	878	32,433
AutoNation, Inc. (a)	520	12,704
AutoZone, Inc. (a)	378	79,973
Bed Bath & Beyond, Inc. (a)	1,573	59,585
Best Buy Co., Inc.	1,908	66,131
Big Lots, Inc. (a)	3,547	121,698
CarMax, Inc. (a)	1,513	31,924
Coach, Inc.	3,958	146,327
Costco Wholesale Corp.	2,598	147,333
CVS Caremark Corp.	6,713	206,022
Darden Restaurants, Inc.	1,273	53,326
Family Dollar Stores, Inc.	1,547	63,968
GameStop Corp. Class A (a)	5,340	107,067
The Gap, Inc.	4,806	87,037
The Home Depot, Inc.	10,210	291,087
J.C. Penney Co., Inc.	2,982	73,447
Kohl's Corp. (a)	1,661	79,213
Limited Brands, Inc.	4,560	116,918
Lowe's Cos., Inc.	8,429	174,817
Macy's, Inc.	5,740	107,051
McDonald's Corp.	3,715	259,047
Nordstrom, Inc.	2,211	75,174
O'Reilly Automotive, Inc. (a)	74	3,647
Office Depot, Inc. (a)	6,156	26,594
Polo Ralph Lauren Corp.	869	68,660
RadioShack Corp.	1,419	30,565
Ross Stores, Inc.	1,671	87,995
Sears Holdings Corp. (a)	411	29,181
Staples, Inc.	4,483	91,139
Starbucks Corp.	5,595	139,036
Target Corp.	5,048	259,063
Tiffany & Co.	1,117	46,992
The TJX Cos., Inc.	3,874	160,849
Urban Outfitters, Inc. (a)	560	18,010
Wal-Mart Stores, Inc.	11,175	572,048
Walgreen Co.	5,645	161,165
Yum! Brands, Inc.	1,236	51,047
		4,138,273
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	6,644	82,518
People's United Financial, Inc.	1,059	14,657
		97,175
Semiconductors – 1.6%
Advanced Micro Devices, Inc. (a)	5,220	39,098
Altera Corp.	2,372	65,752
Analog Devices, Inc.	2,059	61,173
Applied Materials, Inc.	9,178	108,300
Broadcom Corp. Class A	1,824	65,719
Intel Corp.	43,633	898,840
KLA-Tencor Corp.	2,214	70,117
Linear Technology Corp.	1,281	40,838
LSI Corp. (a)	8,012	32,288
MEMC Electronic Materials, Inc. (a)	849	8,116
Microchip Technology, Inc.	1,224	37,271
Micron Technology, Inc. (a)	9,642	70,194
National Semiconductor Corp.	4,962	68,476
Novellus Systems, Inc. (a)	1,119	29,889
NVIDIA Corp. (a)	385	3,538
QLogic Corp. (a)	6,492	103,353
Teradyne, Inc. (a)	8,458	91,008
Texas Instruments, Inc.	7,645	188,755
Xilinx, Inc.	2,061	57,543
		2,040,268
Software – 2.0%
Adobe Systems, Inc. (a)	2,031	58,330
Autodesk, Inc. (a)	1,647	48,652
BMC Software, Inc. (a)	822	29,247
CA, Inc.	2,585	50,562
Cerner Corp. (a)	300	23,235
Citrix Systems, Inc. (a)	330	18,157
Compuware Corp. (a)	11,066	90,520
Dun & Bradstreet Corp.	149	10,186
Electronic Arts, Inc. (a)	386	6,149
Fidelity National Information Services, Inc.	1,460	41,858
Fiserv, Inc. (a)	747	37,425
Intuit, Inc. (a)	2,289	90,988
Microsoft Corp.	58,476	1,509,265
Novell, Inc. (a)	1,632	9,857
Oracle Corp.	17,678	417,908
Red Hat, Inc. (a)	1,224	39,352
Salesforce.com, Inc. (a)	385	38,096
		2,519,787
Telecommunications – 2.6%
American Tower Corp. Class A (a)	801	37,038
AT&T, Inc.	40,054	1,039,001
CenturyLink, Inc.	2,834	100,947
Cisco Systems, Inc. (a)	30,286	698,698
Corning, Inc.	9,274	168,045
Frontier Communications Corp.	8,872	67,782
Harris Corp.	1,822	81,134
JDS Uniphase Corp. (a)	1,404	15,233
Juniper Networks, Inc. (a)	1,800	50,004
MetroPCS Communications, Inc. (a)	3,815	34,144
Motorola, Inc. (a)	17,349	129,944
Qualcomm, Inc.	6,297	239,790
Qwest Communications International, Inc.	14,245	80,627
Sprint Nextel Corp. (a)	17,387	79,459
Tellabs, Inc.	14,324	99,981
Verizon Communications, Inc.	11,797	342,821
Windstream Corp.	3,451	39,341
		3,303,989
Textiles – 0.0%
Cintas Corp.	849	22,465
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	872	36,755

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mattel, Inc.	1,761	$37,263
		74,018
Transportation – 0.9%
C.H. Robinson Worldwide, Inc.	154	10,041
CSX Corp.	3,191	168,229
Expeditors International of Washington, Inc.	324	13,815
FedEx Corp.	1,144	94,437
Norfolk Southern Corp.	2,873	161,664
Ryder System, Inc.	1,674	73,104
Union Pacific Corp.	2,780	207,583
United Parcel Service, Inc. Class B	6,609	429,585
		1,158,458
TOTAL COMMON STOCK (Cost $58,618,407)		61,157,740
TOTAL EQUITIES (Cost $58,618,407)		61,157,740
	Principal Amount
BONDS & NOTES – 37.8%
CORPORATE DEBT – 15.4%
Advertising – 0.1%
WPP Finance 8.000% 9/15/14	$90,000	106,764
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	57,115
Goodrich Corp. 6.125% 3/01/19	20,000	23,232
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,108
Lockheed Martin Corp. 5.500% 11/15/39	10,000	10,715
United Technologies Corp. 6.125% 7/15/38	15,000	17,552
		113,722
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	150,000	161,728
Philip Morris International, Inc. 6.375% 5/16/38	5,000	5,958
		167,686
Banks – 0.8%
Bank of America Corp. 2.100% 4/30/12	100,000	102,493
Bank of America Corp. (c) 4.250% 10/01/10	225,000	226,244
Bank of America Corp. 4.500% 4/01/15	35,000	36,164
Bank of America Corp. Series L (c) 5.650% 5/01/18	60,000	62,809
Barclays Bank PLC 5.200% 7/10/14	20,000	21,708
Barclays Bank PLC 6.750% 5/22/19	50,000	57,780
Capital One Financial Corp. 7.375% 5/23/14	35,000	40,682
Credit Suisse AG 5.400% 1/14/20	70,000	73,798
Credit Suisse New York 5.500% 5/01/14	35,000	38,530
HSBC Holdings PLC 6.500% 9/15/37	80,000	86,676
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	72,759
Royal Bank of Scotland Group PLC (b) 4.875% 8/25/14	65,000	67,117
UBS AG 5.750% 4/25/18	55,000	59,964
Wachovia Corp. 5.300% 10/15/11	65,000	68,320
Wachovia Corp. 5.750% 6/15/17	5,000	5,517
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,449
		1,062,010
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	81,615
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	30,000	33,388
The Coca-Cola Co. 5.350% 11/15/17	60,000	69,345
Diageo Finance BV 3.875% 4/01/11	35,000	35,751
Foster's Finance Corp. (b) (c) 6.875% 6/15/11	225,000	235,005
		455,104
Building Materials – 0.2%
CRH America, Inc. 8.125% 7/15/18	10,000	11,965
Lafarge SA (b) 5.500% 7/09/15	125,000	131,048
Masco Corp. 7.125% 8/15/13	45,000	47,730
Masco Corp. 7.125% 3/15/20	10,000	10,183
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,879
		212,805
Chemicals – 0.5%
Airgas, Inc. 4.500% 9/15/14	50,000	52,782
Ashland, Inc. 9.125% 6/01/17	10,000	11,363
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,438
The Dow Chemical Co. 7.600% 5/15/14	70,000	81,722
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,733
The Dow Chemical Co. 9.400% 5/15/39	35,000	49,144
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,896
Ecolab, Inc. 4.875% 2/15/15	150,000	165,711
Praxair, Inc. 5.250% 11/15/14	135,000	153,112
Valspar Corp. 7.250% 6/15/19	25,000	29,756
		586,657
Coal – 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	10,000	10,750
Commercial Services – 0.2%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	56,291
Deluxe Corp. 7.375% 6/01/15	20,000	20,450
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	30,950

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Equifax, Inc. 7.000% 7/01/37	$60,000	$64,191
ERAC USA Finance LLC (b) 6.700% 6/01/34	85,000	90,832
		262,714
Computers – 0.2%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	10,000	10,200
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	5,000	5,113
Computer Sciences Corp. 5.500% 3/15/13	25,000	27,142
EMC Corp., Convertible 1.750% 12/01/13	50,000	67,375
HP Enterprise Services LLC, Series B 6.000% 8/01/13	90,000	102,250
International Business Machines Corp. 5.600% 11/30/39	30,000	33,297
		245,377
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	11,479
Diversified Financial – 3.2%
American Express Co. 6.150% 8/28/17	50,000	56,135
American Express Co. 7.250% 5/20/14	25,000	29,020
American Express Co. 8.125% 5/20/19	30,000	38,124
American Express Credit Corp. (c) 7.300% 8/20/13	140,000	160,473
American General Finance Corp. 6.500% 9/15/17	50,000	41,625
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	71,487
BlackRock, Inc. 5.000% 12/10/19	20,000	21,499
BlackRock, Inc. 6.250% 9/15/17	45,000	52,610
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	54,152
Citigroup, Inc. 5.500% 10/15/14	40,000	42,370
Citigroup, Inc. 5.500% 2/15/17	115,000	116,262
Citigroup, Inc. 5.875% 5/29/37	65,000	63,325
Citigroup, Inc. 6.375% 8/12/14	80,000	87,028
Citigroup, Inc. 6.500% 8/19/13	90,000	98,709
Citigroup, Inc. 8.125% 7/15/39	15,000	18,252
Citigroup, Inc. 8.500% 5/22/19	35,000	42,533
Eaton Vance Corp. 6.500% 10/02/17	20,000	23,030
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	900,000	922,430
General Electric Capital Corp. 2.800% 1/08/13	60,000	61,375
General Electric Capital Corp. 5.375% 10/20/16	100,000	109,174
General Electric Capital Corp. 5.900% 5/13/14	60,000	67,071
General Electric Capital Corp. 6.000% 8/07/19	30,000	33,207
General Electric Capital Corp. 6.875% 1/10/39	55,000	62,015
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	46,320
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	67,041
The Goldman Sachs Group, Inc. 6.750% 10/01/37	35,000	35,655
HSBC Finance Corp. 6.375% 10/15/11	125,000	131,622
JP Morgan Chase & Co. FRN 0.767% 6/15/12	175,000	176,040
JP Morgan Chase & Co. 4.400% 7/22/20	100,000	100,241
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	73,689
JP Morgan Chase & Co. 6.400% 5/15/38	15,000	17,678
Lazard Group LLC 6.850% 6/15/17	75,000	77,633
Lazard Group LLC 7.125% 5/15/15	95,000	101,451
Merrill Lynch & Co., Inc. (c) 5.450% 2/05/13	200,000	213,318
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	22,690
Morgan Stanley FRN (c) 0.691% 2/10/12	200,000	201,300
Morgan Stanley 4.200% 11/20/14	130,000	132,003
Morgan Stanley 5.450% 1/09/17	60,000	62,131
Morgan Stanley 5.625% 9/23/19	50,000	50,823
SLM Corp. 5.000% 10/01/13	65,000	61,481
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,667
Textron Financial Corp. 5.125% 11/01/10	125,000	125,712
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	100,000	103,500
		4,087,901
Electric – 1.2%
Allegheny Energy Supply (b) 8.250% 4/15/12	75,000	81,719
Ameren Corp. 8.875% 5/15/14	70,000	81,197
CMS Energy Corp. 6.250% 2/01/20	10,000	9,960
CMS Energy Corp. 6.300% 2/01/12	5,000	5,179
CMS Energy Corp. 8.500% 4/15/11	125,000	129,298
Entergy Gulf States, Inc. 5.250% 8/01/15	21,000	21,031
IPALCO Enterprises, Inc. 8.625% 11/14/11	20,000	20,925
Kansas Gas & Electric Co. 5.647% 3/29/21	75,286	81,162
MidAmerican Funding LLC 6.750% 3/01/11	45,000	46,535

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	$46,353	$47,512
Monongahela Power 6.700% 6/15/14	110,000	123,683
Nevada Power Co., Series L 5.875% 1/15/15	120,000	135,611
Nevada Power Co. Series N 6.650% 4/01/36	20,000	23,058
NRG Energy, Inc. 8.500% 6/15/19	40,000	42,000
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,917
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	18,815
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	27,620
PPL Energy Supply LLC 6.300% 7/15/13	70,000	77,881
Tenaska Oklahoma (b) 6.528% 12/30/14	85,965	83,815
TransAlta Corp. (c) 5.750% 12/15/13	250,000	276,177
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	82,751	90,194
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	35,359
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	54,623
		1,519,271
Electrical Components & Equipment – 0.1%
Anixter Inc. (c) 5.950% 3/01/15	130,000	126,425
Electronics – 0.1%
Amphenol Corp. 4.750% 11/15/14	20,000	21,329
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	47,146
		68,475
Entertainment – 0.1%
International Game Technology 5.500% 6/15/20	25,000	26,041
Peninsula Gaming LLC 8.375% 8/15/15	60,000	62,400
		88,441
Environmental Controls – 0.2%
Allied Waste North America, Inc., Series B (c) 5.750% 2/15/11	110,000	112,387
Republic Services, Inc. (b) 5.000% 3/01/20	50,000	52,613
Republic Services, Inc. (b) 5.250% 11/15/21	25,000	27,018
		192,018
Foods – 0.3%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	48,542
General Mills, Inc. 5.400% 6/15/40	15,000	15,924
Kraft Foods, Inc. 4.125% 2/09/16	60,000	64,172
Kraft Foods, Inc. 5.375% 2/10/20	60,000	65,631
Kraft Foods, Inc. 6.500% 2/09/40	65,000	74,855
The Kroger Co. 7.500% 1/15/14	40,000	47,068
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	30,569
Sara Lee Corp. 3.875% 6/15/13	35,000	37,069
		383,830
Forest Products & Paper – 0.2%
International Paper Co. 7.300% 11/15/39	25,000	28,652
International Paper Co. 9.375% 5/15/19	15,000	19,504
The Mead Corp. 7.550% 3/01/47	55,000	48,973
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,500
Rock-Tenn Co. 8.200% 8/15/11	55,000	57,200
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,725
Verso Paper Holdings LLC 11.500% 7/01/14	10,000	10,925
		212,479
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	104,107
Southwest Gas Corp. 8.375% 2/15/11	50,000	51,782
		155,889
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	65,000	69,041
Health Care - Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	45,351
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	35,748
Boston Scientific Corp. 4.500% 1/15/15	140,000	141,402
Boston Scientific Corp. 6.000% 1/15/20	35,000	36,249
Johnson & Johnson 5.850% 7/15/38	10,000	11,831
		270,581
Health Care - Services – 0.1%
CIGNA Corp. 5.125% 6/15/20	20,000	21,064
Roche Holdings, Inc. (b) 5.000% 3/01/14	60,000	66,654
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	17,696
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,558
		111,972
Holding Company - Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	48,961
Leucadia National Corp. (c) 7.750% 8/15/13	350,000	365,750
		414,711
Home Furnishing – 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	23,859

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares – 0.0%
Toro Co. 7.800% 6/15/27	$40,000	$43,216
Insurance – 0.5%
Aflac, Inc. 8.500% 5/15/19	25,000	30,752
The Allstate Corp. 5.550% 5/09/35	30,000	30,258
The Allstate Corp. 7.450% 5/16/19	10,000	12,023
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	30,000	31,633
Berkshire Hathaway, Inc. 3.200% 2/11/15	100,000	104,517
CNA Financial Corp. 7.350% 11/15/19	40,000	43,467
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	59,998
Lincoln National Corp. 4.300% 6/15/15	20,000	20,731
Lincoln National Corp. 6.300% 10/09/37	20,000	19,792
Lincoln National Corp. 7.000% 6/15/40	50,000	54,464
Lincoln National Corp. 8.750% 7/01/19	50,000	62,901
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,474
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	37,472
Prudential Financial, Inc. 3.875% 1/14/15	45,000	46,328
Prudential Financial, Inc. 4.750% 9/17/15	75,000	79,527
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	28,458
		673,795
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	48,685
Iron & Steel – 0.5%
AK Steel Corp. 7.625% 5/15/20	30,000	30,113
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	29,562
ArcelorMittal 7.000% 10/15/39	75,000	80,622
ArcelorMittal 9.000% 2/15/15	115,000	138,466
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	58,845
Reliance Steel & Aluminum Co. 6.850% 11/15/36	90,000	86,191
Steel Dynamics, Inc. 7.375% 11/01/12	140,000	148,925
		572,724
Lodging – 0.2%
Marriott International, Inc. 5.810% 11/10/15	15,000	16,406
Marriott International, Inc. (c) 6.200% 6/15/16	180,000	192,373
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,380
Wyndham Worldwide Corp. 6.000% 12/01/16	15,000	15,207
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b) 7.750% 8/15/20	15,000	15,206
		247,572
Machinery - Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	150,000	154,312
Roper Industries, Inc. 6.625% 8/15/13	85,000	96,059
		250,371
Manufacturing – 0.3%
Illinois Tool Works, Inc. 5.150% 4/01/14	150,000	169,669
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	47,439
ITT Corp. 4.900% 5/01/14	40,000	43,746
ITT Corp. 6.125% 5/01/19	40,000	46,280
Tyco Electronics Group SA 6.000% 10/01/12	45,000	48,818
Tyco Electronics Group SA 6.550% 10/01/17	40,000	45,738
		401,690
Media – 0.7%
CBS Corp. 6.625% 5/15/11	11,000	11,450
CBS Corp. 7.875% 7/30/30	40,000	47,617
Comcast Corp. 6.400% 5/15/38	35,000	38,617
Cox Communications, Inc. (c) 6.750% 3/15/11	200,000	207,182
NBC Universal, Inc. (b) 5.150% 4/30/20	50,000	53,145
NBC Universal, Inc. (b) 6.400% 4/30/40	5,000	5,498
News America, Inc. 6.900% 8/15/39	25,000	28,841
Rogers Communications, Inc. 5.500% 3/15/14	60,000	66,847
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,397
Scholastic Corp. 5.000% 4/15/13	80,000	77,700
Thomson Corp. (c) 5.700% 10/01/14	135,000	153,001
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	28,472
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	64,603
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,560
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,870
Time Warner, Inc. 4.700% 1/15/21	35,000	36,117
Time Warner, Inc. 6.100% 7/15/40	30,000	31,681
Viacom, Inc. 6.250% 4/30/16	40,000	46,128
		928,726
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,525
Mining – 0.4%
Alcoa, Inc. 6.150% 8/15/20	35,000	35,469

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	$70,000	$77,799
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	66,937
Teck Resources Ltd. 7.000% 9/15/12	130,000	140,003
Teck Resources Ltd. 9.750% 5/15/14	10,000	12,156
Teck Resources Ltd. 10.250% 5/15/16	20,000	24,200
Teck Resources Ltd. 10.750% 5/15/19	10,000	12,488
Vale Overseas Ltd. 6.250% 1/23/17	65,000	72,064
Vale Overseas Ltd. 6.875% 11/10/39	85,000	93,704
		534,820
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	30,000	31,646
Xerox Corp. 5.500% 5/15/12	50,000	53,222
Xerox Corp. 8.250% 5/15/14	10,000	11,864
		96,732
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	95,000	96,835
Oil & Gas – 0.5%
ConocoPhillips 6.500% 2/01/39	20,000	24,815
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	75,000	84,984
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	45,079
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	41,504
Noble Holding International Ltd. 7.375% 3/15/14	95,000	109,316
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,199
Petroleos Mexicanos (b) 5.500% 1/21/21	60,000	61,740
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	51,073
Shell International Finance BV 5.500% 3/25/40	15,000	16,456
Tesoro Corp. 6.500% 6/01/17	50,000	48,250
Transocean, Inc., Convertible 1.500% 12/15/37	50,000	46,000
Valero Energy Corp. 4.500% 2/01/15	50,000	52,807
Valero Energy Corp. 6.125% 2/01/20	40,000	43,398
		630,621
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	50,000	40,075
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	45,000	40,388
		80,463
Packaging & Containers – 0.2%
Ball Corp. 7.125% 9/01/16	50,000	53,750
Packaging Corporation of America 5.750% 8/01/13	50,000	54,126
Pactiv Corp. 5.875% 7/15/12	50,000	52,032
Pactiv Corp. 6.400% 1/15/18	45,000	47,343
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	47,286
Sealed Air Corp. (b) 6.875% 7/15/33	40,000	36,709
		291,246
Pharmaceuticals – 0.2%
Abbott Laboratories 5.300% 5/27/40	70,000	74,588
Abbott Laboratories 5.600% 11/30/17	55,000	64,300
Eli Lilly & Co. 5.950% 11/15/37	10,000	11,449
Merck & Co., Inc. 5.850% 6/30/39	10,000	11,667
Mylan, Inc. (b) 7.625% 7/15/17	10,000	10,625
Pfizer, Inc. 7.200% 3/15/39	35,000	46,980
		219,609
Pipelines – 0.8%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	42,791
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	68,987
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,479
Enogex LLC (b) 6.875% 7/15/14	120,000	132,954
Enterprise Products Operating LP 7.500% 2/01/11	35,000	35,966
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	42,986
Kern River Funding Corp. (b) 4.893% 4/30/18	127,600	140,259
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,942
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	26,892
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,724
NGPL PipeCo LLC (b) 6.514% 12/15/12	100,000	104,796
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	30,000	31,260
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	80,049
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	48,397
Southern Natural Gas Co. (b) 5.900% 4/01/17	55,000	58,709
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	32,598
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	85,101

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Williams Partners LP 5.250% 3/15/20	$75,000	$80,090
		1,051,980
Real Estate – 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	26,735
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	25,000	26,219
Simon Property Group LP 4.200% 2/01/15	10,000	10,630
Simon Property Group LP 5.650% 2/01/20	30,000	32,982
		69,831
Retail – 0.3%
CVS Caremark Corp. 6.125% 9/15/39	10,000	10,674
J.C. Penney Co., Inc. 5.650% 6/01/20	15,000	15,075
J.C. Penney Co., Inc. 7.950% 4/01/17	30,000	33,150
Lowe's Cos., Inc. 5.600% 9/15/12	55,000	60,190
Macy's Retail Holdings, Inc. 7.500% 6/01/15	65,000	68,900
McDonald's Corp. 6.300% 10/15/37	25,000	30,485
Nordstrom, Inc. 6.750% 6/01/14	20,000	23,235
Wal-Mart Stores, Inc. 5.625% 4/01/40	75,000	82,079
		323,788
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	151,539
Washington Mutual Bank (c) (d) 5.650% 8/15/14	180,000	900
		152,439
Software – 0.1%
CA, Inc. 5.375% 12/01/19	15,000	15,919
Oracle Corp. (b) 3.875% 7/15/20	35,000	35,798
Oracle Corp. (b) 5.375% 7/15/40	30,000	30,517
Oracle Corp. 6.125% 7/08/39	25,000	28,074
		110,308
Storage & Warehousing – 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	105,000	110,250
Telecommunications – 0.8%
America Movil SAB de CV (b) 5.000% 3/30/20	25,000	26,579
America Movil SAB de CV (b) 6.125% 3/30/40	30,000	32,410
AT&T, Inc. 6.500% 9/01/37	65,000	74,024
British Telecom PLC STEP 9.875% 12/15/30	15,000	19,489
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	95,000	112,882
CenturyLink, Inc. 5.500% 4/01/13	45,000	47,293
CenturyLink, Inc. 6.150% 9/15/19	30,000	29,675
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,629
Cisco Systems, Inc. 5.500% 1/15/40	10,000	10,465
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	20,227
Embarq Corp. 7.082% 6/01/16	30,000	32,495
Qwest Corp. (c) 7.875% 9/01/11	170,000	177,650
Qwest Corp. (c) 8.875% 3/15/12	140,000	151,375
Telecom Italia Capital 6.000% 9/30/34	10,000	9,317
Telecom Italia Capital 6.175% 6/18/14	70,000	76,069
Verizon Communications, Inc. 8.750% 11/01/18	30,000	39,603
Verizon Global Funding Corp. (c) 7.750% 12/01/30	40,000	51,060
Windstream Corp. 7.875% 11/01/17	60,000	61,050
		981,292
Textiles – 0.1%
Mohawk Industries, Inc., Series D 7.200% 4/15/12	85,000	89,038
Transportation – 0.1%
Bristow Group, Inc. 7.500% 9/15/17	35,000	34,825
Canadian National Railway Co. 5.850% 11/15/17	30,000	34,689
Canadian National Railway Co. 6.375% 11/15/37	40,000	47,954
CSX Corp. 7.250% 5/01/27	10,000	11,812
Ryder System, Inc. 5.000% 6/15/12	25,000	26,444
Union Pacific Corp. 4.000% 2/01/21	25,000	25,285
		181,009
Trucking & Leasing – 0.1%
GATX Corp. 4.750% 5/15/15	35,000	36,765
GATX Corp. 8.750% 5/15/14	100,000	118,576
		155,341
TOTAL CORPORATE DEBT (Cost $18,258,263)		19,356,602
MUNICIPAL OBLIGATIONS – 0.2%
Access Group, Inc., Delaware VRN 0.470% 9/01/37	50,000	44,875
North Texas Tollway Authority 6.718% 1/01/49	130,000	133,726
State of California 5.950% 4/01/16	35,000	37,927
State of California 7.550% 4/01/39	25,000	28,151
Tennessee Valley Authority 5.250% 9/15/39	35,000	38,844
		283,523
TOTAL MUNICIPAL OBLIGATIONS (Cost $273,006)		283,523

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.7%
Automobile ABS – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) (c) 0.558% 3/20/12	$200,000	$198,263
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	75,000	75,246
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	18,793	18,848
		292,357
Commercial MBS – 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (c) 5.843% 2/10/51	160,000	165,993
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	142,063
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	78,562
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (c) 5.205% 2/11/44	200,000	205,140
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	153,880
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	78,225
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	100,000	102,902
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	160,000	163,240
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	125,000	132,754
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	100,000	103,332
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.215% 2/15/41	165,000	71,922
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.232% 5/15/41	150,000	157,502
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	104,339
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	100,632
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	210,000	218,865
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.282% 1/11/43	100,000	109,930
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (c) 5.509% 4/15/47	150,000	141,449
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (c) 5.857% 2/15/51	220,000	229,528
		2,460,258
Home Equity ABS – 0.2%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.689% 7/25/35	45,875	40,688
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M1 FRN 0.829% 1/25/36	25,000	19,763
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV2 FRN 0.959% 3/25/35	25,000	22,282
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.989% 3/25/35	75,000	53,807
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.439% 7/25/37	67,221	62,132
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.779% 3/25/35	45,000	36,068
		234,740

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS – 0.7%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.429% 5/25/36	$18,307	$17,471
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.547% 3/28/17	95,737	95,060
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	75,000	62,899
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	100,000	96,500
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (e) 1.139% 6/20/14	250,000	106,900
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.898% 7/27/20	84,649	84,780
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.967% 9/16/24	85,000	73,950
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.127% 3/15/38	44,507	36,903
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.781% 12/15/16	50,000	49,975
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.830% 12/15/16	50,000	49,975
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.841% 1/27/42	100,000	97,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 2.831% 12/17/46	75,000	60,000
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 1.822% 7/01/42	100,000	73,750
		905,163
WL Collateral CMO – 0.6%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.418% 7/20/36	27,195	26,310
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	13,066	10,977
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.704% 9/25/33	7,313	5,675
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN (c) 2.969% 8/25/34	14,767	13,442
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.531% 1/19/38	109,134	62,377
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.439% 5/25/37	111,616	51,344
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.994% 8/25/34	34,450	24,043
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.579% 8/25/36	38,435	27,560
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.807% 7/25/33	2,929	2,837
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	5,471	5,003
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.403% 2/25/34	284	257
Morgan Stanley Reremic Trust 3.000% 7/17/56	250,736	248,773
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.509% 6/25/46	213,114	87,854
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.519% 4/25/46	131,961	66,267
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.818% 3/25/34	22,574	19,958
Washington Mutual, Inc., Series 2004-AR2, Class A FRN (c) 1.813% 4/25/44	58,171	34,931
		687,608
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN (c) 2.690% 6/25/32	20,451	17,534
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,013,030)		4,597,660
SOVEREIGN DEBT OBLIGATIONS – 0.2%
Colombia Government International Bond 7.375% 3/18/19	40,000	48,800
Mexico Government International Bond 5.125% 1/15/20	35,000	37,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peruvian Government International Bond 6.550% 3/14/37	$20,000	$23,150
Poland Government International Bond 6.375% 7/15/19	50,000	56,437
Province of Quebec Canada 7.500% 9/15/29	20,000	27,014
Republic of Brazil International Bond 5.625% 1/07/41	65,000	67,600
United Mexican States 6.750% 9/27/34	35,000	41,650
		301,926
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $289,162)		301,926
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 11.9%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	88,606	101,714
Pass-Through Securities – 11.8%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	36,496	39,568
Pool #G11431 6.000% 2/01/18	11,148	12,086
Pool #E85015 6.500% 8/01/16	10,990	11,936
Pool #G00729 8.000% 6/01/27	45,488	52,350
Pool #554904 9.000% 3/01/17	508	570
Federal Home Loan Mortgage Corp. TBA Pool#5159 4.500% 12/01/38 (f)	3,034,000	3,158,678
Federal National Mortgage Association
Pool #725692 3.909% 10/01/33	51,484	53,333
Pool #888586 3.940% 10/01/34	104,528	108,750
Pool #522294 5.625% 7/15/37	425,000	497,380
Pool #586036 6.000% 5/01/16	6,266	6,793
Pool #564594 7.000% 1/01/31	21,313	23,973
Pool #253795 7.000% 5/01/31	21,075	23,717
Pool #507061 7.500% 10/01/29	2,011	2,306
Pool #519528 7.500% 11/01/29	23,942	27,479
Pool #527761 7.500% 2/01/30	5,859	6,712
Pool #531196 7.500% 2/01/30	1,817	2,086
Pool #534119 7.500% 3/01/30	753	864
Pool #534420 7.500% 3/01/30	1,553	1,781
Pool #253183 7.500% 4/01/30	7,321	8,392
Pool #529259 7.500% 4/01/30	3,078	3,524
Pool #537797 7.500% 4/01/30	2,837	3,256
Pool #253265 7.500% 5/01/30	10,868	12,454
Pool #535248 8.000% 4/01/30	529	610
Pool #539460 8.000% 5/01/30	2,411	2,781
Pool #546988 8.000% 7/01/30	4,195	4,709
Pool #552630 8.000% 9/01/30	2,233	2,498
Pool #190317 8.000% 8/01/31	5,853	6,753
Federal National Mortgage Association TBA
Pool#4815 4.000% 8/01/23 (f)	3,951,000	4,132,808
Pool #10725 4.500% 12/01/20 (f)	3,240,000	3,432,628
Government National Mortgage Association
Pool #351528 7.000% 8/15/23	13,666	15,104
Pool #352049 7.000% 10/15/23	4,303	4,791
Pool #588012 7.000% 7/15/32	7,548	8,445
Pool #591581 7.000% 8/15/32	3,281	3,669
Pool #204408 7.500% 3/15/17	793	816
Pool #185306 7.500% 4/15/17	5,649	6,251
Pool #188302 7.500% 5/15/17	2,425	2,485
Pool #199170 7.500% 5/15/17	290	314
Pool #189371 7.500% 6/15/17	2,316	2,565
Government National Mortgage Association TBA Pool #6669 4.500% 6/01/39 (f)	2,959,000	3,120,127
New Valley Generation IV 4.687% 1/15/22	78,339	82,460
		14,887,802
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,789,113)		14,989,516
U.S. TREASURY OBLIGATIONS – 6.4%
U.S. Treasury Bonds & Notes – 6.4%
U.S. Treasury Bond (c) 4.375% 2/15/38	340,000	364,225
U.S. Treasury Bond 4.375% 5/15/40	125,000	133,652
U.S. Treasury Bond (c) 5.375% 2/15/31	400,000	491,625
U.S. Treasury Note (g) 1.375% 2/15/12	515,000	522,454
U.S. Treasury Note (c) (g) 2.500% 3/31/13	2,955,000	3,099,518
U.S. Treasury Note (c) 2.625% 2/29/16	1,805,000	1,879,174
U.S. Treasury Note (c) 3.500% 2/15/18	1,420,000	1,533,378
		8,024,026
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,792,319)		8,024,026
TOTAL BONDS & NOTES (Cost $46,414,893)		47,553,253
	Number of Shares
MUTUAL FUNDS – 6.2%
Diversified Financial – 6.2%
iShares Barclays Aggregate Bond Fund	1,041	112,365
iShares FTSE/Xinhua China 25 Index Fund	39,020	1,611,526
iShares MSCI Canada Index Fund	30,000	799,800

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI EAFE Index Fund	425	$22,066
iShares MSCI Mexico Investable Market Index Fund	16,500	839,685
Japan Smaller Capitalization Fund, Inc.	105,550	854,955
Market Vectors - Russia ETF	23,210	732,508
Market Vectors Poland ETF (a)	10,010	240,841
SPDR Gold Trust (a)	5,680	655,983
Vanguard Emerging Markets ETF	47,300	1,980,451
		7,850,180
TOTAL MUTUAL FUNDS (Cost $8,147,303)		7,850,180
TOTAL LONG-TERM INVESTMENTS (Cost $113,180,603)		116,561,173
	Principal Amount
SHORT-TERM INVESTMENTS – 19.3%
Commercial Paper – 11.8% (h)
AGL Capital Corp. (b) 0.370% 8/05/10	$1,000,000	999,949
BAE Systems Holdings, Inc. (b) 0.420% 8/30/10	1,100,000	1,099,615
Duke Energy Corp. (b) 0.370% 8/03/10	900,000	899,972
FPL Group Capital, Inc. (b) 0.440% 8/13/10	1,100,000	1,099,825
Harris Corp. 0.380% 8/04/10	1,100,000	1,099,954
Mattel, Inc. 0.360% 8/12/10	975,000	974,883
Nissan Motor Acceptance Corp. (b) 0.380% 8/10/10	1,000,000	999,894
Omnicom Capital, Inc. (b) 0.460% 8/06/10	1,100,000	1,099,916
ONEOK Partners LP (b) 0.410% 8/11/10	1,000,000	999,875
Pacific Gas & Electric Co. (b) 0.380% 8/02/10	1,050,000	1,049,978
Royal Bank of Scotland Group PLC (b) 0.400% 8/16/10	1,100,000	1,099,804
Ryder System, Inc. 0.410% 8/17/10	1,100,000	1,099,787
Societe Generale North America, Inc. 0.300% 8/27/10	1,150,000	1,149,741
Volkswagen of America (b) 0.420% 8/25/10	1,100,000	1,099,679
		14,772,872
Time Deposits – 7.5%
Euro Time Deposit 0.010% 8/02/10	9,417,903	9,417,903
TOTAL SHORT-TERM INVESTMENTS (Cost $24,190,775)		24,190,775
TOTAL INVESTMENTS – 111.9% (Cost $137,371,378) (i)		140,751,948
Other Assets/ (Liabilities) – (11.9)%		(14,999,593)
NET ASSETS – 100.0%		$125,752,355

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $14,244,687 or 11.33% of net assets.
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2010, these securities amounted to a value of $900 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At July 31, 2010, these securities amounted to a value of $106,900 or 0.09% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.3%
COMMON STOCK – 96.3%
Auto Manufacturers – 2.6%
Navistar International Corp. (a)	97,562	$5,044,931
Automotive & Parts – 1.3%
Lear Corp. (a)	32,540	2,543,652
Banks – 7.6%
PNC Financial Services Group, Inc.	50,710	3,011,667
State Street Corp.	104,340	4,060,913
Wells Fargo & Co.	263,370	7,303,250
		14,375,830
Beverages – 3.7%
The Coca-Cola Co.	26,500	1,460,415
Molson Coors Brewing Co. Class B	123,400	5,554,234
		7,014,649
Biotechnology – 1.0%
Amgen, Inc. (a)	34,540	1,883,466
Chemicals – 4.1%
Celanese Corp. Series A	130,930	3,677,824
Potash Corp. of Saskatchewan, Inc.	38,720	4,060,566
		7,738,390
Coal – 2.0%
CONSOL Energy, Inc.	100,160	3,753,997
Commercial Services – 0.6%
AerCap Holdings NV (a)	81,610	1,062,562
Computers – 1.5%
Dell, Inc. (a)	219,120	2,901,149
Diversified Financial – 8.4%
CIT Group, Inc. (a)	26,900	978,084
E*TRADE Financial Corp. (a)	206,480	3,020,802
The Goldman Sachs Group, Inc.	19,030	2,870,105
JP Morgan Chase & Co.	226,020	9,104,085
		15,973,076
Electric – 4.9%
Edison International	111,710	3,703,187
Entergy Corp.	24,930	1,932,324
Exelon Corp.	41,281	1,726,784
PG&E Corp.	45,840	2,035,296
		9,397,591
Health Care - Services – 0.9%
Aetna, Inc.	59,994	1,670,833
Insurance – 7.9%
ACE Ltd.	79,580	4,224,107
CNO Financial Group, Inc. (a)	190,570	1,023,361
Genworth Financial, Inc. Class A (a)	196,030	2,662,087
MetLife, Inc.	171,420	7,209,925
		15,119,480
Machinery - Construction & Mining – 1.6%
Ingersoll-Rand PLC	80,830	3,027,892
Manufacturing – 3.1%
Tyco International Ltd.	152,040	5,820,091
Media – 6.6%
Comcast Corp. Class A	177,550	3,456,899
News Corp. Class A	175,386	2,288,787
Time Warner Cable, Inc.	46,607	2,664,522
Viacom, Inc. Class B	128,530	4,246,631
		12,656,839
Office Equipment/Supplies – 1.0%
Xerox Corp.	203,640	1,983,454
Oil & Gas – 10.4%
Chevron Corp.	101,950	7,769,609
Exxon Mobil Corp.	56,250	3,357,000
Marathon Oil Corp.	129,230	4,322,744
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	33,800	1,873,196
Ultra Petroleum Corp. (a)	57,360	2,430,343
		19,752,892
Oil & Gas Services – 2.1%
Halliburton Co.	134,660	4,023,641
Pharmaceuticals – 9.9%
Gilead Sciences, Inc. (a)	189,530	6,315,139
Merck & Co., Inc.	171,360	5,905,066
Pfizer, Inc.	443,644	6,654,660
		18,874,865
Retail – 4.2%
Wal-Mart Stores, Inc.	17,840	913,230
Walgreen Co.	245,410	7,006,455
		7,919,685
Software – 2.0%
Oracle Corp.	158,080	3,737,011
Telecommunications – 4.5%
AT&T, Inc.	223,231	5,790,612
Harris Corp.	63,520	2,828,546
		8,619,158
Textiles – 1.6%
Mohawk Industries, Inc. (a)	61,270	2,997,941
Transportation – 2.1%
Norfolk Southern Corp.	70,180	3,949,029
Trucking & Leasing – 0.7%
Aircastle Ltd.	153,480	1,402,807
TOTAL COMMON STOCK (Cost $176,296,331)		183,244,911
TOTAL EQUITIES (Cost $176,296,331)		183,244,911
TOTAL LONG-TERM INVESTMENTS (Cost $176,296,331)		183,244,911
	Principal Amount
SHORT-TERM INVESTMENTS – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (b)	$6,041,158	6,041,158
TOTAL SHORT-TERM INVESTMENTS (Cost $6,041,158)		6,041,158
TOTAL INVESTMENTS – 99.5% (Cost $182,337,489) (c)		189,286,069
Other Assets/ (Liabilities) – 0.5%		990,900
NET ASSETS – 100.0%		$190,276,969

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,041,163. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $6,162,801.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Advertising – 0.1%
Lamar Advertising Co. Class A (a)	3,400	$92,990
Omnicom Group, Inc.	3,700	137,862
		230,852
Aerospace & Defense – 1.4%
The Boeing Co.	3,300	224,862
General Dynamics Corp.	10,366	634,918
Goodrich Corp.	1,000	72,870
L-3 Communications Holdings, Inc.	5,860	428,014
Lockheed Martin Corp.	1,300	97,695
Northrop Grumman Corp.	14,450	847,348
Raytheon Co.	19,370	896,250
Rockwell Collins, Inc.	3,100	177,196
United Technologies Corp.	3,380	240,318
		3,619,471
Agriculture – 1.5%
Altria Group, Inc.	43,756	969,633
Archer-Daniels-Midland Co.	31,598	864,521
Bunge Ltd.	4,100	203,565
Lorillard, Inc.	11,823	901,386
Philip Morris International, Inc.	8,299	423,581
Reynolds American, Inc.	12,170	703,669
		4,066,355
Airlines – 0.3%
Southwest Airlines Co.	33,706	406,157
UAL Corp. (a)	13,100	310,994
		717,151
Apparel – 0.2%
VF Corp.	7,261	576,015
Automotive & Parts – 0.2%
Autoliv, Inc.	3,300	189,552
Federal-Mogul Corp. (a)	5,240	94,006
Johnson Controls, Inc.	1,100	31,691
Lear Corp. (a)	1,100	85,987
TRW Automotive Holdings Corp. (a)	3,690	129,482
		530,718
Banks – 9.7%
Associated Banc-Corp.	5,650	76,784
BancorpSouth, Inc.	9,062	132,849
Bank of America Corp.	463,973	6,514,181
Bank of Hawaii Corp.	1,520	75,711
Bank of New York Mellon Corp.	53,850	1,350,019
BB&T Corp.	28,622	710,684
BOK Financial Corp.	900	43,839
Capital One Financial Corp.	32,050	1,356,676
City National Corp.	3,070	173,977
Comerica, Inc.	10,100	387,436
Commerce Bancshares, Inc.	3,451	135,107
Cullen/Frost Bankers, Inc.	3,300	182,193
East West Bancorp, Inc.	8,700	135,633
Fifth Third Bancorp	36,860	468,491
First Citizens BancShares, Inc. Class A	400	75,604
First Horizon National Corp. (a)	5,857	67,180
Fulton Financial Corp.	18,500	168,535
Huntington Bancshares, Inc.	36,171	219,196
KeyCorp	39,400	333,324
M&T Bank Corp.	3,745	327,088
Marshall & Ilsley Corp.	23,480	165,064
Northern Trust Corp.	4,000	187,960
PNC Financial Services Group, Inc.	31,109	1,847,564
Popular, Inc. (a)	3,900	11,193
Regions Financial Corp.	60,660	444,638
State Street Corp.	16,782	653,155
SunTrust Banks, Inc.	24,399	633,154
Synovus Financial Corp.	19,860	52,033
TCF Financial Corp.	9,600	152,064
U.S. Bancorp	89,290	2,134,031
Valley National Bancorp	9,797	142,154
Wells Fargo & Co.	226,168	6,271,639
Wilmington Trust Corp.	4,000	40,560
Zions Bancorp	6,150	136,469
		25,806,185
Beverages – 0.8%
Brown-Forman Corp. Class B	800	50,568
Central European Distribution Corp. (a)	3,200	83,424
The Coca-Cola Co.	7,190	396,241
Coca-Cola Enterprises, Inc.	4,452	127,772
Constellation Brands, Inc. Class A (a)	6,292	107,341
Dr. Pepper Snapple Group, Inc.	11,700	439,335
Molson Coors Brewing Co. Class B	3,660	164,737
PepsiCo, Inc.	10,700	694,537
		2,063,955
Biotechnology – 1.2%
Amgen, Inc. (a)	45,400	2,475,662
Bio-Rad Laboratories, Inc. Class A (a)	1,300	115,440
Biogen Idec, Inc. (a)	8,700	486,156
Life Technologies Corp. (a)	960	41,270
		3,118,528
Building Materials – 0.3%
Armstrong World Industries, Inc. (a)	5,773	211,061
Masco Corp.	14,000	143,920
Owens Corning, Inc. (a)	12,600	396,648
USG Corp. (a)	2,500	30,050
		781,679
Chemicals – 1.4%
Ashland, Inc.	7,600	386,460
Cabot Corp.	4,800	141,600
CF Industries Holdings, Inc.	928	75,344
Cytec Industries, Inc.	6,836	341,253
The Dow Chemical Co.	14,323	391,448
Eastman Chemical Co.	3,100	194,184
EI du Pont de Nemours & Co.	25,649	1,043,145
Huntsman Corp.	12,100	126,687
PPG Industries, Inc.	7,400	514,078
RPM International, Inc.	6,254	117,387
The Sherwin-Williams Co.	4,300	297,345
The Valspar Corp.	5,200	163,332
		3,792,263
Coal – 0.2%
Alpha Natural Resources, Inc. (a)	3,400	130,322
Arch Coal, Inc.	1,900	45,011
CONSOL Energy, Inc.	2,900	108,692

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Massey Energy Co.	2,600	$79,508
Peabody Energy Corp.	1,562	70,524
Walter Energy, Inc.	3,093	220,531
		654,588
Commercial Services – 1.0%
Aaron's, Inc.	8,422	152,944
Convergys Corp. (a)	9,170	102,429
CoreLogic, Inc.	18,000	360,540
Corrections Corporation of America (a)	3,300	64,581
Donnelley (R.R.) & Sons Co.	20,500	345,835
Education Management Corp. (a)	15,266	241,050
Equifax, Inc.	1,600	50,144
FTI Consulting, Inc. (a)	1,800	63,630
H&R Block, Inc.	9,600	150,528
Hertz Global Holdings, Inc. (a)	2,100	24,654
KAR Auction Services, Inc. (a)	9,676	122,498
Manpower, Inc.	3,500	167,930
McKesson Corp.	6,590	413,984
Quanta Services, Inc. (a)	200	4,296
Service Corp. International	20,000	170,400
Total System Services, Inc.	13,500	201,285
Towers Watson & Co. Class A	2,300	102,373
		2,739,101
Computers – 0.5%
Brocade Communications Systems, Inc. (a)	9,100	45,045
Computer Sciences Corp.	8,970	406,610
Diebold, Inc.	400	11,448
Lexmark International, Inc. Class A (a)	7,400	271,950
Seagate Technology (a)	18,706	234,760
Synopsys, Inc. (a)	4,300	93,912
Western Digital Corp. (a)	12,800	337,792
		1,401,517
Cosmetics & Personal Care – 3.3%
Alberto-Culver Co.	810	23,709
Colgate-Palmolive Co.	2,721	214,904
The Procter & Gamble Co.	140,023	8,563,807
		8,802,420
Distribution & Wholesale – 0.2%
Genuine Parts Co.	4,439	190,123
Ingram Micro, Inc. Class A (a)	6,100	100,833
Tech Data Corp. (a)	4,181	165,400
WESCO International, Inc. (a)	3,900	140,127
		596,483
Diversified Financial – 7.3%
AmeriCredit Corp. (a)	7,480	180,343
Ameriprise Financial, Inc.	11,130	471,801
BlackRock, Inc.	1,092	171,979
CIT Group, Inc. (a)	10,800	392,688
Citigroup, Inc. (a)	942,510	3,864,291
CME Group, Inc.	3,032	845,322
Discover Financial Services	22,575	344,720
E*TRADE Financial Corp. (a)	3,500	51,205
The Goldman Sachs Group, Inc.	19,051	2,873,272
Interactive Brokers Group, Inc. Class A (a)	1,000	16,550
Invesco Ltd.	12,600	246,204
JP Morgan Chase & Co.	186,247	7,502,029
Legg Mason, Inc.	5,300	153,117
Morgan Stanley	56,183	1,516,379
The NASDAQ OMX Group, Inc. (a)	5,600	109,032
NYSE Euronext	6,800	196,996
Raymond James Financial, Inc.	6,500	173,420
SLM Corp. (a)	27,051	324,612
		19,433,960
Electric – 6.3%
The AES Corp. (a)	18,700	192,797
Allegheny Energy, Inc.	1,400	31,920
Alliant Energy Corp.	3,800	131,328
Ameren Corp.	7,308	185,404
American Electric Power Co., Inc.	10,480	377,070
Calpine Corp. (a)	8,300	112,050
CenterPoint Energy, Inc.	21,300	303,099
CMS Energy Corp.	10,200	162,384
Consolidated Edison, Inc.	11,784	543,478
Constellation Energy Group, Inc.	17,800	562,480
Dominion Resources, Inc.	35,310	1,482,667
DPL, Inc.	6,400	161,984
DTE Energy Co.	10,747	496,082
Duke Energy Corp.	65,716	1,123,744
Edison International	17,380	576,147
Entergy Corp.	9,000	697,590
Exelon Corp.	35,390	1,480,364
FirstEnergy Corp.	11,920	449,384
Great Plains Energy, Inc.	4,337	77,806
Hawaiian Electric Industries, Inc.	4,135	97,379
Integrys Energy Group, Inc.	4,826	228,511
MDU Resources Group, Inc.	2,800	55,300
Mirant Corp. (a)	28,400	311,548
NextEra Energy, Inc.	14,610	764,103
Northeast Utilities	5,834	162,419
NRG Energy, Inc. (a)	13,100	297,108
NSTAR	4,210	156,444
NV Energy, Inc.	6,200	78,740
OGE Energy Corp.	5,560	220,398
Pepco Holdings, Inc.	4,810	81,337
PG&E Corp.	12,950	574,980
Pinnacle West Capital Corp.	6,360	242,252
PPL Corp.	17,753	484,479
Progress Energy, Inc.	12,000	505,320
Public Service Enterprise Group, Inc.	22,256	732,222
RRI Energy, Inc. (a)	12,700	50,165
SCANA Corp.	5,520	211,471
The Southern Co.	44,150	1,559,820
TECO Energy, Inc.	15,443	252,339
Westar Energy, Inc.	5,700	136,116
Wisconsin Energy Corp.	2,680	145,470
Xcel Energy, Inc.	13,800	303,462
		16,799,161
Electrical Components & Equipment – 0.3%
Energizer Holdings, Inc. (a)	2,800	172,256
General Cable Corp. (a)	12,362	328,088
Hubbell, Inc. Class B	2,600	122,694
Molex, Inc.	3,595	70,857
		693,895

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics – 0.6%
Arrow Electronics, Inc. (a)	6,897	$170,976
Avnet, Inc. (a)	6,860	172,529
AVX Corp.	8,883	125,073
Garmin Ltd.	12,715	362,505
Jabil Circuit, Inc.	9,500	137,845
PerkinElmer, Inc.	4,010	78,034
Thomas & Betts Corp. (a)	4,400	174,416
Vishay Intertechnology, Inc. (a)	37,430	317,781
		1,539,159
Energy - Alternate Sources – 0.0%
Covanta Holding Corp.	4,038	60,853
Engineering & Construction – 0.4%
Chicago Bridge & Iron Co. NV (a)	5,700	128,307
Fluor Corp.	4,400	212,476
Jacobs Engineering Group, Inc. (a)	3,100	113,367
KBR, Inc.	10,714	239,780
The Shaw Group, Inc. (a)	4,231	135,561
URS Corp. (a)	7,300	294,847
		1,124,338
Entertainment – 0.1%
International Speedway Corp. Class A	7,200	186,480
Penn National Gaming, Inc. (a)	600	16,434
Regal Entertainment Group Class A	4,200	56,070
		258,984
Environmental Controls – 0.3%
Republic Services, Inc.	6,303	200,814
Waste Connections, Inc. (a)	500	19,085
Waste Management, Inc.	17,040	578,508
		798,407
Foods – 2.4%
Campbell Soup Co.	3,700	132,830
ConAgra Foods, Inc.	25,500	598,740
Corn Products International, Inc.	9,370	312,396
Dean Foods Co. (a)	6,167	70,674
Del Monte Foods Co.	21,413	297,212
Flowers Foods, Inc.	400	9,692
General Mills, Inc.	10,040	343,368
H.J. Heinz Co.	8,030	357,174
The Hershey Co.	4,724	222,028
Hormel Foods Corp.	3,600	154,512
The J.M. Smucker Co.	5,826	357,891
Kraft Foods, Inc. Class A	42,250	1,234,123
The Kroger Co.	22,978	486,674
McCormick & Co., Inc.	3,800	149,454
Ralcorp Holdings, Inc. (a)	3,264	190,618
Safeway, Inc.	18,700	384,098
Sara Lee Corp.	17,622	260,629
Smithfield Foods, Inc. (a)	3,300	47,025
SUPERVALU, Inc.	24,766	279,361
Tyson Foods, Inc. Class A	27,400	479,774
		6,368,273
Forest Products & Paper – 0.5%
Domtar Corp.	5,636	329,706
International Paper Co.	10,482	253,664
MeadWestvaco Corp.	11,400	273,144
Plum Creek Timber Co., Inc.	4,000	143,520
Rayonier, Inc.	2,700	131,841
Temple-Inland, Inc.	4,400	88,264
Weyerhaeuser Co.	10,200	165,444
		1,385,583
Gas – 0.5%
AGL Resources, Inc.	3,560	135,280
Atmos Energy Corp.	4,150	120,350
Energen Corp.	6,400	284,416
NiSource, Inc.	11,376	187,704
Sempra Energy	4,570	227,357
Southern Union Co.	4,800	108,336
UGI Corp.	2,990	80,610
Vectren Corp.	2,050	50,779
		1,194,832
Hand & Machine Tools – 0.2%
Kennametal, Inc.	3,600	98,604
Regal-Beloit Corp.	4,000	243,320
Snap-on, Inc.	1,930	86,213
Stanley Black & Decker, Inc.	3,574	207,364
		635,501
Health Care - Products – 2.9%
Baxter International, Inc.	2,300	100,671
Beckman Coulter, Inc.	812	37,214
Boston Scientific Corp. (a)	36,140	202,384
CareFusion Corp. (a)	10,900	229,663
The Cooper Cos., Inc.	5,253	204,131
Hill-Rom Holdings, Inc.	3,100	102,424
Hologic, Inc. (a)	12,900	182,406
Johnson & Johnson	95,363	5,539,637
Kinetic Concepts, Inc. (a)	2,500	88,775
Medtronic, Inc.	10,673	394,581
Zimmer Holdings, Inc. (a)	10,400	551,096
		7,632,982
Health Care - Services – 2.3%
Aetna, Inc.	19,074	531,211
CIGNA Corp.	13,600	418,336
Community Health Systems, Inc. (a)	5,300	171,879
Coventry Health Care, Inc. (a)	12,600	249,858
Health Net, Inc. (a)	8,322	195,983
Humana, Inc. (a)	9,200	432,584
LifePoint Hospitals, Inc. (a)	5,851	180,854
Mednax, Inc. (a)	100	4,715
Tenet Healthcare Corp. (a)	23,500	108,100
Thermo Fisher Scientific, Inc. (a)	23,910	1,072,603
UnitedHealth Group, Inc.	55,588	1,692,655
Universal Health Services, Inc. Class B	3,700	133,089
WellPoint, Inc. (a)	18,100	918,032
		6,109,899
Holding Company - Diversified – 0.1%
Leucadia National Corp. (a)	7,000	154,630
Home Builders – 0.2%
D.R. Horton, Inc.	18,800	207,176
KB Home	8,300	94,454
Lennar Corp. Class A	1,600	23,632
M.D.C. Holdings, Inc.	600	17,472
Pulte Group, Inc. (a)	10,957	96,202
Toll Brothers, Inc. (a)	600	10,416
		449,352
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	3,200	97,312

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whirlpool Corp.	4,160	$346,528
		443,840
Household Products – 0.4%
Avery Dennison Corp.	5,700	204,345
The Clorox Co.	1,000	64,880
Fortune Brands, Inc.	6,255	274,469
Jarden Corp.	7,855	227,402
Kimberly-Clark Corp.	4,140	265,457
		1,036,553
Housewares – 0.1%
Newell Rubbermaid, Inc.	15,800	244,900
Insurance – 8.5%
ACE Ltd.	17,217	913,878
Aflac, Inc.	2,232	109,792
Alleghany Corp. (a)	314	94,269
Allied World Assurance Holdings Ltd.	3,700	184,334
The Allstate Corp.	25,000	706,000
American Financial Group, Inc.	10,600	312,382
American International Group, Inc. (a)	6,302	242,438
American National Insurance Co.	1,180	92,370
Aon Corp.	8,160	307,387
Arch Capital Group Ltd. (a)	3,741	292,771
Arthur J. Gallagher & Co.	500	12,710
Aspen Insurance Holdings Ltd.	9,713	265,651
Assurant, Inc.	9,790	365,069
Assured Guaranty Ltd.	10,100	158,570
Axis Capital Holdings Ltd.	8,800	274,296
Berkshire Hathaway, Inc. Class B (a)	65,660	5,129,359
Brown & Brown, Inc.	200	4,004
The Chubb Corp.	23,160	1,218,911
Cincinnati Financial Corp.	4,820	132,791
CNA Financial Corp. (a)	5,900	165,554
Endurance Specialty Holdings Ltd.	10,007	386,170
Erie Indemnity Co. Class A	2,250	110,318
Everest Re Group Ltd.	2,500	194,050
Fidelity National Financial, Inc. Class A	6,000	88,620
First American Financial Corp.	3,300	48,675
Genworth Financial, Inc. Class A (a)	20,560	279,205
The Hanover Insurance Group, Inc.	2,768	121,321
The Hartford Financial Services Group, Inc.	25,990	608,426
HCC Insurance Holdings, Inc.	4,970	129,816
Lincoln National Corp.	16,555	431,092
Loews Corp.	12,920	479,978
Markel Corp. (a)	300	101,400
Marsh & McLennan Cos., Inc.	1,000	23,520
MBIA, Inc. (a)	8,600	74,648
Mercury General Corp.	5,790	249,723
MetLife, Inc.	19,855	835,101
Old Republic International Corp.	15,314	191,578
OneBeacon Insurance Group Ltd. Class A	7,300	115,997
PartnerRe Ltd.	4,500	325,665
Principal Financial Group, Inc.	17,530	448,943
The Progressive Corp.	27,400	538,136
Protective Life Corp.	11,980	269,430
Prudential Financial, Inc.	25,518	1,461,926
Reinsurance Group of America, Inc. Class A	4,250	203,915
RenaissanceRe Holdings Ltd.	5,800	331,876
StanCorp Financial Group, Inc.	4,070	153,398
Torchmark Corp.	6,340	336,464
Transatlantic Holdings, Inc.	2,355	112,593
The Travelers Cos., Inc.	22,669	1,143,651
Unitrin, Inc.	15,750	437,693
Unum Group	19,800	451,836
Validus Holdings Ltd.	2,400	59,616
W.R. Berkley Corp.	7,500	202,575
Wesco Financial Corp.	49	16,606
White Mountains Insurance Group Ltd.	298	93,587
XL Group PLC	21,450	380,309
		22,420,393
Internet – 0.6%
AOL, Inc. (a)	6,600	138,072
eBay, Inc. (a)	10,134	211,902
Expedia, Inc.	8,253	187,178
IAC/InterActiveCorp (a)	3,450	86,250
Liberty Media Corp. - Interactive Class A (a)	34,800	393,936
Symantec Corp. (a)	30,500	395,585
Yahoo!, Inc. (a)	22,200	308,136
		1,721,059
Investment Companies – 0.0%
Ares Capital Corp.	9,100	127,491
Iron & Steel – 0.4%
AK Steel Holding Corp.	3,600	50,364
Gerdau Ameristeel Corp. (a)	6,353	69,692
Nucor Corp.	6,600	258,324
Reliance Steel & Aluminum Co.	6,651	261,251
Schnitzer Steel Industries, Inc. Class A	1,700	77,894
Steel Dynamics, Inc.	4,900	70,168
United States Steel Corp.	3,290	145,846
		933,539
Leisure Time – 0.1%
Carnival Corp.	5,233	181,480
Royal Caribbean Cruises Ltd. (a)	3,689	106,465
		287,945
Lodging – 0.1%
MGM Resorts International (a)	4,900	53,214
Wyndham Worldwide Corp.	11,700	298,701
		351,915
Machinery - Construction & Mining – 0.3%
Ingersoll-Rand PLC	14,500	543,170
Terex Corp. (a)	6,692	132,100
		675,270
Machinery - Diversified – 0.4%
AGCO Corp. (a)	2,370	82,381
CNH Global NV (a)	5,387	165,812
Deere & Co.	1,000	66,680
Eaton Corp.	6,100	478,606
Gardner Denver, Inc.	200	10,154
IDEX Corp.	2,500	80,425
Zebra Technologies Corp. Class A (a)	2,710	74,362
		958,420

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 3.5%
AptarGroup, Inc.	3,200	$137,824
Carlisle Cos., Inc.	6,820	229,698
Crane Co.	6,320	224,613
Danaher Corp.	1,700	65,297
Dover Corp.	3,500	167,895
General Electric Co.	356,743	5,750,697
Harsco Corp.	600	13,896
ITT Corp.	6,080	286,490
Leggett & Platt, Inc.	13,910	289,884
Parker Hannifin Corp.	6,306	391,729
Pentair, Inc.	2,600	88,920
SPX Corp.	3,000	178,680
Teleflex, Inc.	920	52,136
Textron, Inc.	14,700	305,172
Trinity Industries, Inc.	15,700	319,809
Tyco International Ltd.	18,100	692,868
		9,195,608
Media – 4.6%
Cablevision Systems Corp. Class A	11,200	306,992
CBS Corp. Class B	32,000	472,960
Central European Media Enterprises Ltd. Class A (a)	900	19,350
Comcast Corp. Class A	134,400	2,616,768
Discovery Communications, Inc. Series A (a)	3,600	138,996
DISH Network Corp. Class A	20,800	417,664
Gannett Co., Inc.	26,928	354,911
John Wiley & Sons, Inc. Class A	2,561	100,852
Liberty Global, Inc. Class A (a)	11,856	346,788
Liberty Media - Starz Series A (a)	2,300	126,247
Liberty Media Corp. Capital Class A (a)	7,700	359,128
The McGraw-Hill Cos., Inc.	4,900	150,381
Meredith Corp.	5,100	161,925
The New York Times Co. Class A (a)	23,400	204,516
News Corp. Class A	106,573	1,390,778
Thomson Reuters Corp.	7,400	277,056
Time Warner Cable, Inc.	18,494	1,057,302
Time Warner, Inc.	46,521	1,463,551
Viacom, Inc. Class B	11,142	368,132
The Walt Disney Co.	47,590	1,603,307
The Washington Post Co. Class B	513	215,711
		12,153,315
Metal Fabricate & Hardware – 0.2%
Commercial Metals Co.	4,500	64,755
The Timken Co.	11,200	376,544
		441,299
Mining – 0.2%
Alcoa, Inc.	40,600	453,502
Royal Gold, Inc.	1,500	66,195
Vulcan Materials Co.	2,000	90,480
		610,177
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	2,900	70,789
Xerox Corp.	58,021	565,125
		635,914
Oil & Gas – 8.0%
Anadarko Petroleum Corp.	19,798	973,270
Apache Corp.	12,317	1,177,259
Atwood Oceanics, Inc. (a)	3,500	95,200
Cabot Oil & Gas Corp.	2,780	84,707
Chesapeake Energy Corp.	26,352	554,183
Chevron Corp.	96,439	7,349,616
ConocoPhillips	45,708	2,523,996
Denbury Resources, Inc. (a)	614	9,726
Devon Energy Corp.	20,350	1,271,671
Forest Oil Corp. (a)	3,400	97,206
Frontier Oil Corp.	14,700	180,663
Helmerich & Payne, Inc.	4,100	166,173
Hess Corp.	10,300	551,977
Marathon Oil Corp.	27,679	925,862
Mariner Energy, Inc. (a)	4,100	97,949
Murphy Oil Corp.	8,200	448,950
Nabors Industries Ltd. (a)	7,200	132,552
Newfield Exploration Co. (a)	5,900	315,414
Noble Energy, Inc.	6,900	462,714
Occidental Petroleum Corp.	19,853	1,547,144
Patterson-UTI Energy, Inc.	7,400	121,582
Pioneer Natural Resources Co.	3,864	223,803
Plains Exploration & Production Co. (a)	2,300	51,865
Pride International, Inc. (a)	3,400	80,886
Questar Corp.	11,900	195,755
Rowan Companies, Inc. (a)	6,900	174,294
SM Energy Co.	5,231	216,668
Sunoco, Inc.	10,336	368,685
Tesoro Corp.	5,400	69,714
Unit Corp. (a)	2,100	85,890
Valero Energy Corp.	31,891	541,828
Whiting Petroleum Corp. (a)	1,800	158,418
		21,255,620
Oil & Gas Services – 1.1%
Baker Hughes, Inc.	10,344	499,305
Exterran Holdings, Inc. (a)	9,526	254,059
National Oilwell Varco, Inc.	23,987	939,331
Oceaneering International, Inc. (a)	2,300	113,804
Oil States International, Inc. (a)	5,700	261,858
SEACOR Holdings, Inc. (a)	1,200	99,384
Smith International, Inc.	13,400	555,832
Tidewater, Inc.	3,430	140,561
Weatherford International Ltd. (a)	4,256	68,947
		2,933,081
Packaging & Containers – 0.3%
Ball Corp.	1,000	58,240
Bemis Co., Inc.	760	22,770
Greif, Inc. Class A	1,100	65,593
Owens-IIlinois, Inc. (a)	5,500	152,075
Packaging Corporation of America	4,100	98,400
Pactiv Corp. (a)	1,200	36,504
Sealed Air Corp.	11,200	242,256
Sonoco Products Co.	6,600	215,820
		891,658
Pharmaceuticals – 5.8%
Abbott Laboratories	3,700	181,596
Bristol-Myers Squibb Co.	87,856	2,189,371
Cardinal Health, Inc.	13,177	425,222
Cephalon, Inc. (a)	5,000	283,750
Eli Lilly & Co.	31,577	1,124,141
Endo Pharmaceuticals Holdings, Inc. (a)	6,200	148,862

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Laboratories, Inc. (a)	21,573	$598,651
King Pharmaceuticals, Inc. (a)	22,834	200,026
Mead Johnson Nutrition Co.	7,742	411,410
Merck & Co., Inc.	121,666	4,192,610
Mylan, Inc. (a)	3,600	62,640
NBTY, Inc. (a)	1,000	53,890
Omnicare, Inc.	7,100	174,873
Pfizer, Inc.	355,548	5,333,220
Watson Pharmaceuticals, Inc. (a)	2,660	107,730
		15,487,992
Pipelines – 0.7%
El Paso Corp.	26,850	330,792
National Fuel Gas Co.	3,250	156,163
ONEOK, Inc.	6,680	310,820
Spectra Energy Corp.	28,130	584,823
The Williams Cos., Inc.	17,600	341,616
		1,724,214
Real Estate – 0.0%
Forest City Enterprises, Inc. Class A (a)	6,200	78,740
Real Estate Investment Trusts (REITS) – 3.3%
Alexandria Real Estate Equities, Inc.	1,700	119,935
AMB Property Corp.	7,700	192,192
Annaly Capital Management, Inc.	28,127	489,410
Apartment Investment & Management Co. Class A	2,400	51,528
AvalonBay Communities, Inc.	3,704	389,253
Boston Properties, Inc.	4,774	390,990
Brandywine Realty Trust	19,700	223,792
BRE Properties, Inc.	1,300	53,950
Camden Property Trust	2,800	127,456
CapitalSource, Inc.	11,600	62,408
Chimera Investment Corp.	59,200	229,104
CommonWealth	5,167	134,084
Corporate Office Properties Trust	900	33,750
Developers Diversified Realty Corp.	12,386	140,581
Douglas Emmett, Inc.	15,700	248,217
Duke Realty Corp.	8,400	100,464
Equity Residential	13,300	609,805
Essex Property Trust, Inc.	1,100	115,621
Federal Realty Investment Trust	1,200	93,828
General Growth Properties, Inc.	5,815	80,945
HCP, Inc.	11,600	411,452
Health Care, Inc.	5,300	240,143
Hospitality Properties Trust	14,540	297,343
Host Hotels & Resorts, Inc.	30,403	435,979
Kimco Realty Corp.	21,900	330,033
Liberty Property Trust	4,170	132,189
The Macerich Co.	5,582	231,374
Mack-Cali Realty Corp.	3,260	105,037
Nationwide Health Properties, Inc.	5,500	205,810
Piedmont Office Realty Trust, Inc. Class A	4,000	72,000
ProLogis	20,674	224,520
Realty Income Corp.	4,602	147,678
Regency Centers Corp.	2,500	94,350
Senior Housing Properties Trust	7,200	162,360
Simon Property Group, Inc.	3,372	300,850
SL Green Realty Corp.	4,700	283,128
Taubman Centers, Inc.	2,400	98,376
UDR, Inc.	5,100	107,661
Ventas, Inc.	6,400	324,608
Vornado Realty Trust	7,058	584,261
Weingarten Realty Investors	6,600	139,722
		8,816,187
Retail – 2.4%
Abercrombie & Fitch Co. Class A	2,630	97,152
American Eagle Outfitters, Inc.	11,700	144,027
AutoNation, Inc. (a)	2,540	62,052
BJ's Wholesale Club, Inc. (a)	2,200	100,210
Brinker International, Inc.	5,684	89,352
CVS Caremark Corp.	30,933	949,334
Foot Locker, Inc.	22,950	311,891
GameStop Corp. Class A (a)	20,400	409,020
The Gap, Inc.	14,500	262,595
J.C. Penney Co., Inc.	11,100	273,393
Kohl's Corp. (a)	3,300	157,377
Lowe's Cos., Inc.	16,300	338,062
Macy's, Inc.	27,344	509,966
Office Depot, Inc. (a)	46,500	200,880
RadioShack Corp.	5,070	109,208
Sears Holdings Corp. (a)	3,010	213,710
Signet Jewelers Ltd. (a)	15,979	475,695
Wal-Mart Stores, Inc.	29,028	1,485,943
Walgreen Co.	5,108	145,833
		6,335,700
Savings & Loans – 0.4%
First Niagara Financial Group, Inc.	8,200	109,962
Hudson City Bancorp, Inc.	23,127	287,237
New York Community Bancorp, Inc.	22,390	386,452
People's United Financial, Inc.	10,400	143,936
TFS Financial Corp.	300	3,738
Washington Federal, Inc.	2,716	47,258
		978,583
Semiconductors – 1.6%
Advanced Micro Devices, Inc. (a)	14,200	106,358
Atmel Corp. (a)	52,900	276,667
Fairchild Semiconductor International, Inc. (a)	42,800	388,624
Intel Corp.	92,000	1,895,200
Intersil Corp. Class A	13,500	153,360
KLA-Tencor Corp.	7,000	221,690
LSI Corp. (a)	35,186	141,799
Micron Technology, Inc. (a)	44,292	322,446
National Semiconductor Corp.	9,135	126,063
Novellus Systems, Inc. (a)	2,080	55,557
PMC-Sierra, Inc. (a)	8,100	65,610
Texas Instruments, Inc.	24,065	594,165
		4,347,539
Software – 1.6%
Activision Blizzard, Inc.	14,300	169,884
Broadridge Financial Solutions, Inc.	1,400	28,420
CA, Inc.	3,890	76,088
Compuware Corp. (a)	18,958	155,077

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	7,585	$217,462
Fiserv, Inc. (a)	1,600	80,160
Microsoft Corp.	134,789	3,478,904
Novell, Inc. (a)	5,300	32,012
		4,238,007
Telecommunications – 6.2%
Amdocs Ltd. (a)	6,300	172,179
AT&T, Inc.	291,114	7,551,497
CenturyLink, Inc.	17,801	634,072
CommScope, Inc. (a)	9,484	192,904
Corning, Inc.	48,661	881,737
EchoStar Corp. (a)	7,431	141,932
Frontier Communications Corp.	25,417	194,186
Leap Wireless International, Inc. (a)	1,700	20,213
MetroPCS Communications, Inc. (a)	8,400	75,180
Motorola, Inc. (a)	124,591	933,187
NII Holdings, Inc. (a)	4,020	150,589
Qwest Communications International, Inc.	125,200	708,632
Sprint Nextel Corp. (a)	100,400	458,828
Telephone & Data Systems, Inc.	6,697	228,569
Tellabs, Inc.	41,000	286,180
US Cellular Corp. (a)	700	32,921
Verizon Communications, Inc.	110,305	3,205,463
Virgin Media, Inc.	13,573	292,227
Windstream Corp.	15,662	178,547
		16,339,043
Textiles – 0.1%
Cintas Corp.	4,600	121,716
Mohawk Industries, Inc. (a)	2,630	128,686
		250,402
Toys, Games & Hobbies – 0.1%
Mattel, Inc.	7,638	161,620
Transportation – 1.6%
Alexander & Baldwin, Inc.	2,700	90,585
Con-way, Inc.	3,200	107,808
CSX Corp.	15,387	811,203
FedEx Corp.	4,544	375,107
Frontline Ltd.	1,200	36,720
Kansas City Southern (a)	1,000	36,700
Kirby Corp. (a)	2,500	96,100
Norfolk Southern Corp.	18,619	1,047,691
Ryder System, Inc.	3,640	158,959
Teekay Corp.	9,318	257,363
Union Pacific Corp.	16,550	1,235,788
UTI Worldwide, Inc.	300	4,383
		4,258,407
Trucking & Leasing – 0.0%
GATX Corp.	3,900	110,214
Water – 0.0%
American Water Works Co., Inc.	1,956	41,819
Aqua America, Inc.	2,100	40,929
		82,748
TOTAL COMMON STOCK (Cost $256,868,934)		264,664,483
TOTAL EQUITIES (Cost $256,868,934)		264,664,483
TOTAL LONG-TERM INVESTMENTS (Cost $256,868,934)		264,664,483
TOTAL INVESTMENTS – 99.7% (Cost $256,868,934) (b)		264,664,483
Other Assets/ (Liabilities) – 0.3%		690,228
NET ASSETS – 100.0%		$265,354,711

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	898	$8,208
Omnicom Group, Inc.	345	12,854
		21,062
Aerospace & Defense – 2.1%
The Boeing Co.	745	50,764
General Dynamics Corp.	593	36,321
Goodrich Corp.	98	7,141
L-3 Communications Holdings, Inc.	247	18,041
Lockheed Martin Corp.	441	33,141
Northrop Grumman Corp.	593	34,774
Raytheon Co.	841	38,913
Rockwell Collins, Inc.	199	11,375
United Technologies Corp.	1,326	94,279
		324,749
Agriculture – 1.8%
Altria Group, Inc.	3,845	85,205
Archer-Daniels-Midland Co.	1,184	32,394
Lorillard, Inc.	399	30,420
Philip Morris International, Inc.	2,067	105,500
Reynolds American, Inc.	397	22,954
		276,473
Airlines – 0.1%
Southwest Airlines Co.	1,393	16,786
Apparel – 0.6%
Nike, Inc. Class B	785	57,808
VF Corp.	383	30,383
		88,191
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	5,038	64,336
Paccar, Inc.	432	19,794
		84,130
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	490	5,228
Johnson Controls, Inc.	1,042	30,020
		35,248
Banks – 5.3%
Bank of America Corp.	15,221	213,703
Bank of New York Mellon Corp.	1,684	42,218
BB&T Corp.	1,090	27,065
Capital One Financial Corp.	999	42,288
Comerica, Inc.	198	7,595
Fifth Third Bancorp	1,333	16,942
First Horizon National Corp. (a)	390	4,473
Huntington Bancshares, Inc.	1,100	6,666
KeyCorp	839	7,098
M&T Bank Corp.	198	17,293
Marshall & Ilsley Corp.	841	5,912
Northern Trust Corp.	260	12,217
PNC Financial Services Group, Inc.	957	56,836
Regions Financial Corp.	1,578	11,567
State Street Corp.	491	19,110
SunTrust Banks, Inc.	743	19,281
U.S. Bancorp	3,040	72,656
Wells Fargo & Co.	7,810	216,571
Zions Bancorp	298	6,613
		806,104
Beverages – 1.6%
Brown-Forman Corp. Class B	97	6,131
The Coca-Cola Co.	2,059	113,471
Coca-Cola Enterprises, Inc.	441	12,657
Constellation Brands, Inc. Class A (a)	47	802
Dr. Pepper Snapple Group, Inc.	494	18,550
Molson Coors Brewing Co. Class B	297	13,368
PepsiCo, Inc.	1,300	84,383
		249,362
Biotechnology – 0.9%
Amgen, Inc. (a)	1,596	87,030
Biogen Idec, Inc. (a)	297	16,596
Celgene Corp. (a)	145	7,997
Genzyme Corp. (a)	99	6,887
Life Technologies Corp. (a)	272	11,693
		130,203
Building Materials – 0.1%
Masco Corp.	932	9,581
Chemicals – 1.6%
Air Products & Chemicals, Inc.	243	17,637
Airgas, Inc.	99	6,464
CF Industries Holdings, Inc.	99	8,038
The Dow Chemical Co.	1,181	32,277
Eastman Chemical Co.	194	12,152
Ecolab, Inc.	197	9,635
EI du Pont de Nemours & Co.	1,582	64,340
International Flavors & Fragrances, Inc.	199	9,031
Monsanto Co.	99	5,726
PPG Industries, Inc.	397	27,579
Praxair, Inc.	98	8,508
The Sherwin-Williams Co.	498	34,437
Sigma-Aldrich Corp.	198	11,108
		246,932
Coal – 0.2%
CONSOL Energy, Inc.	199	7,459
Massey Energy Co.	99	3,027
Peabody Energy Corp.	295	13,319
		23,805
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	398	18,360
Automatic Data Processing, Inc.	491	20,264
DeVry, Inc.	199	10,706
Donnelley (R.R.) & Sons Co.	1,534	25,879
Equifax, Inc.	149	4,670
H&R Block, Inc.	924	14,488
Iron Mountain, Inc.	98	2,320
MasterCard, Inc. Class A	87	18,273
McKesson Corp.	394	24,751
Moody's Corp.	397	9,349
Paychex, Inc.	180	4,678
Quanta Services, Inc. (a)	297	6,380
Robert Half International, Inc.	197	4,960
SAIC, Inc. (a)	395	6,569
Total System Services, Inc.	1,489	22,201
Visa, Inc. Class A	590	43,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	1,034	$16,782
		253,906
Computers – 6.3%
Apple, Inc. (a)	1,226	315,389
Cognizant Technology Solutions Corp. Class A (a)	341	18,605
Computer Sciences Corp.	605	27,425
Dell, Inc. (a)	1,956	25,897
EMC Corp. (a)	3,198	63,288
Hewlett-Packard Co.	3,283	151,149
International Business Machines Corp.	2,069	265,660
Lexmark International, Inc. Class A (a)	799	29,363
NetApp, Inc. (a)	446	18,866
SanDisk Corp. (a)	488	21,326
Teradata Corp. (a)	287	9,127
Western Digital Corp. (a)	991	26,152
		972,247
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	274	8,529
Colgate-Palmolive Co.	601	47,467
The Estee Lauder Cos., Inc. Class A	395	24,589
The Procter & Gamble Co.	4,617	282,376
		362,961
Distribution & Wholesale – 0.2%
Fastenal Co.	199	9,767
Genuine Parts Co.	197	8,437
W.W. Grainger, Inc.	99	11,089
		29,293
Diversified Financial – 5.3%
American Express Co.	1,674	74,727
Ameriprise Financial, Inc.	404	17,126
The Charles Schwab Corp.	297	4,393
Citigroup, Inc. (a)	30,013	123,053
CME Group, Inc.	110	30,668
Discover Financial Services	851	12,995
E*TRADE Financial Corp. (a)	98	1,434
Federated Investors, Inc. Class B	198	4,202
Franklin Resources, Inc.	198	19,915
The Goldman Sachs Group, Inc.	771	116,282
IntercontinentalExchange, Inc. (a)	99	10,456
Invesco Ltd.	593	11,587
JP Morgan Chase & Co.	6,448	259,725
Legg Mason, Inc.	198	5,720
Morgan Stanley	2,538	68,501
The NASDAQ OMX Group, Inc. (a)	198	3,855
NYSE Euronext	297	8,604
SLM Corp. (a)	1,636	19,632
T. Rowe Price Group, Inc.	250	12,058
		804,933
Electric – 3.4%
The AES Corp. (a)	932	9,609
Allegheny Energy, Inc.	194	4,423
Ameren Corp.	263	6,672
American Electric Power Co., Inc.	311	11,190
CenterPoint Energy, Inc.	1,194	16,991
CMS Energy Corp.	197	3,136
Consolidated Edison, Inc.	345	15,911
Constellation Energy Group, Inc.	1,090	34,444
Dominion Resources, Inc.	887	37,245
DTE Energy Co.	345	15,925
Duke Energy Corp.	1,911	32,678
Edison International	593	19,658
Entergy Corp.	297	23,020
Exelon Corp.	986	41,244
FirstEnergy Corp.	494	18,624
Integrys Energy Group, Inc.	279	13,211
NextEra Energy, Inc.	565	29,550
Northeast Utilities	197	5,484
NRG Energy, Inc. (a)	300	6,804
Pepco Holdings, Inc.	99	1,674
PG&E Corp.	542	24,065
Pinnacle West Capital Corp.	297	11,313
PPL Corp.	695	18,967
Progress Energy, Inc.	297	12,507
Public Service Enterprise Group, Inc.	606	19,937
SCANA Corp.	198	7,585
The Southern Co.	1,193	42,149
TECO Energy, Inc.	1,095	17,892
Wisconsin Energy Corp.	99	5,374
Xcel Energy, Inc.	445	9,786
		517,068
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	1,271	62,966
Molex, Inc.	389	7,667
		70,633
Electronics – 0.3%
Agilent Technologies, Inc. (a)	595	16,618
Amphenol Corp. Class A	99	4,435
FLIR Systems, Inc. (a)	99	2,946
Jabil Circuit, Inc.	682	9,896
PerkinElmer, Inc.	246	4,787
Waters Corp. (a)	154	9,881
		48,563
Engineering & Construction – 0.1%
Fluor Corp.	197	9,513
Jacobs Engineering Group, Inc. (a)	297	10,861
		20,374
Entertainment – 0.0%
International Game Technology	195	2,972
Environmental Controls – 0.3%
Republic Services, Inc.	363	11,565
Stericycle, Inc. (a)	99	6,237
Waste Management, Inc.	787	26,719
		44,521
Foods – 2.3%
Campbell Soup Co.	297	10,662
ConAgra Foods, Inc.	889	20,874
Dean Foods Co. (a)	751	8,606
General Mills, Inc.	1,086	37,141
H.J. Heinz Co.	493	21,929
The Hershey Co.	418	19,646
Hormel Foods Corp.	198	8,498
The J.M. Smucker Co.	199	12,225
Kellogg Co.	298	14,915
Kraft Foods, Inc. Class A	2,195	64,116
The Kroger Co.	694	14,699
McCormick & Co., Inc.	198	7,787
Safeway, Inc.	591	12,139
Sara Lee Corp.	1,515	22,407
SUPERVALU, Inc.	1,193	13,457
Sysco Corp.	477	14,773
Tyson Foods, Inc. Class A	1,783	31,220

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whole Foods Market, Inc. (a)	295	$11,201
		346,295
Forest Products & Paper – 0.3%
International Paper Co.	1,034	25,023
MeadWestvaco Corp.	522	12,507
Plum Creek Timber Co., Inc.	198	7,104
Weyerhaeuser Co.	297	4,818
		49,452
Gas – 0.1%
Nicor, Inc.	199	8,714
NiSource, Inc.	487	8,036
Sempra Energy	95	4,726
		21,476
Hand & Machine Tools – 0.1%
Snap-on, Inc.	99	4,422
Stanley Black & Decker, Inc.	175	10,154
		14,576
Health Care - Products – 2.9%
Baxter International, Inc.	675	29,545
Becton, Dickinson & Co.	397	27,314
Boston Scientific Corp. (a)	1,391	7,790
C.R. Bard, Inc.	99	7,774
CareFusion Corp. (a)	391	8,238
Intuitive Surgical, Inc. (a)	26	8,538
Johnson & Johnson	3,794	220,393
Medtronic, Inc.	1,942	71,796
St. Jude Medical, Inc. (a)	299	10,994
Stryker Corp.	525	24,449
Varian Medical Systems, Inc. (a)	199	10,985
Zimmer Holdings, Inc. (a)	397	21,037
		448,853
Health Care - Services – 1.6%
Aetna, Inc.	691	19,244
CIGNA Corp.	577	17,748
Coventry Health Care, Inc. (a)	1,012	20,068
DaVita, Inc. (a)	99	5,675
Humana, Inc. (a)	497	23,369
Laboratory Corporation of America Holdings (a)	98	7,152
Quest Diagnostics, Inc.	197	9,257
Tenet Healthcare Corp. (a)	1,874	8,620
Thermo Fisher Scientific, Inc. (a)	786	35,260
UnitedHealth Group, Inc.	2,228	67,843
WellPoint, Inc. (a)	690	34,997
		249,233
Holding Company - Diversified – 0.0%
Leucadia National Corp. (a)	297	6,561
Home Builders – 0.1%
D.R. Horton, Inc.	541	5,962
Lennar Corp. Class A	198	2,925
Pulte Group, Inc. (a)	226	1,984
		10,871
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	99	3,011
Whirlpool Corp.	198	16,493
		19,504
Household Products – 0.4%
Avery Dennison Corp.	197	7,062
The Clorox Co.	49	3,179
Fortune Brands, Inc.	249	10,926
Kimberly-Clark Corp.	690	44,243
		65,410
Housewares – 0.1%
Newell Rubbermaid, Inc.	591	9,161
Insurance – 4.8%
ACE Ltd.	491	26,062
AFLAC, Inc.	735	36,155
The Allstate Corp.	938	26,489
American International Group, Inc. (a)	402	15,465
Aon Corp.	349	13,147
Assurant, Inc.	1,120	41,765
Berkshire Hathaway, Inc. Class B (a)	2,270	177,332
The Chubb Corp.	842	44,314
Cincinnati Financial Corp.	293	8,072
Genworth Financial, Inc. Class A (a)	803	10,905
The Hartford Financial Services Group, Inc.	990	23,176
Lincoln National Corp.	719	18,723
Loews Corp.	593	22,030
Marsh & McLennan Cos., Inc.	591	13,900
MetLife, Inc.	1,444	60,735
Principal Financial Group, Inc.	675	17,287
The Progressive Corp.	987	19,385
Prudential Financial, Inc.	838	48,009
Torchmark Corp.	498	26,429
The Travelers Cos., Inc.	839	42,327
Unum Group	893	20,378
XL Group PLC	1,186	21,028
		733,113
Internet – 1.6%
Akamai Technologies, Inc. (a)	97	3,721
Amazon.com, Inc. (a)	140	16,505
eBay, Inc. (a)	982	20,534
Expedia, Inc.	621	14,084
Google, Inc. Class A (a)	247	119,758
McAfee, Inc. (a)	297	9,831
Priceline.com, Inc. (a)	20	4,488
Symantec Corp. (a)	1,386	17,976
VeriSign, Inc. (a)	542	15,257
Yahoo!, Inc. (a)	1,384	19,210
		241,364
Iron & Steel – 0.3%
AK Steel Holding Corp.	198	2,770
Allegheny Technologies, Inc.	98	4,666
Cliffs Natural Resources, Inc.	198	11,201
Nucor Corp.	543	21,253
United States Steel Corp.	198	8,777
		48,667
Leisure Time – 0.2%
Carnival Corp.	498	17,271
Harley-Davidson, Inc.	394	10,728
		27,999
Lodging – 0.3%
Marriott International, Inc. Class A	298	10,105

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	298	$14,438
Wyndham Worldwide Corp.	497	12,689
Wynn Resorts Ltd.	99	8,680
		45,912
Machinery - Construction & Mining – 0.6%
Caterpillar, Inc.	1,242	86,629
Machinery - Diversified – 0.8%
Cummins, Inc.	297	23,644
Deere & Co.	594	39,608
Eaton Corp.	346	27,147
Flowserve Corp.	99	9,817
Rockwell Automation, Inc.	351	19,007
Roper Industries, Inc.	99	6,187
		125,410
Manufacturing – 3.7%
3M Co.	810	69,287
Danaher Corp.	692	26,580
Dover Corp.	295	14,151
Eastman Kodak Co. (a)	1,346	5,344
General Electric Co.	16,950	273,234
Honeywell International, Inc.	1,286	55,118
Illinois Tool Works, Inc.	536	23,316
ITT Corp.	285	13,429
Leggett & Platt, Inc.	837	17,443
Pall Corp.	198	7,572
Parker Hannifin Corp.	427	26,525
Textron, Inc.	1,345	27,922
		559,921
Media – 3.2%
CBS Corp. Class B	1,086	16,051
Comcast Corp. Class A	4,511	87,829
DIRECTV Class A (a)	1,877	69,749
Discovery Communications, Inc. Series A (a)	400	15,444
Gannett Co., Inc.	2,156	28,416
The McGraw-Hill Cos., Inc.	593	18,199
Meredith Corp.	495	15,716
The New York Times Co. Class A (a)	2,198	19,211
News Corp. Class A	4,402	57,446
Scripps Networks Interactive Class A	99	4,221
Time Warner Cable, Inc.	555	31,729
Time Warner, Inc.	2,137	67,230
Viacom, Inc. Class B	385	12,721
The Walt Disney Co.	936	31,534
The Washington Post Co. Class B	37	15,558
		491,054
Mining – 0.9%
Alcoa, Inc.	1,481	16,543
Freeport-McMoRan Copper & Gold, Inc.	773	55,300
Newmont Mining Corp.	762	42,596
Titanium Metals Corp. (a)	598	13,239
Vulcan Materials Co.	99	4,479
		132,157
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	395	9,642
Xerox Corp.	2,383	23,210
		32,852
Oil & Gas – 8.3%
Anadarko Petroleum Corp.	646	31,757
Apache Corp.	478	45,687
Cabot Oil & Gas Corp.	99	3,017
Chesapeake Energy Corp.	642	13,501
Chevron Corp.	3,569	271,993
ConocoPhillips	2,360	130,319
Denbury Resources, Inc. (a)	99	1,568
Devon Energy Corp.	698	43,618
Diamond Offshore Drilling, Inc.	99	5,890
EOG Resources, Inc.	99	9,652
Exxon Mobil Corp.	7,509	448,137
Helmerich & Payne, Inc.	200	8,106
Hess Corp.	349	18,703
Marathon Oil Corp.	1,188	39,739
Murphy Oil Corp.	297	16,261
Nabors Industries Ltd. (a)	593	10,917
Noble Energy, Inc.	298	19,984
Occidental Petroleum Corp.	830	64,682
Pioneer Natural Resources Co.	99	5,734
QEP Resources, Inc. (a)	197	6,781
Questar Corp.	94	1,546
Range Resources Corp.	99	3,675
Rowan Companies, Inc. (a)	780	19,703
Sunoco, Inc.	508	18,120
Tesoro Corp.	190	2,453
Valero Energy Corp.	1,322	22,461
		1,264,004
Oil & Gas Services – 1.2%
Baker Hughes, Inc.	668	32,244
Cameron International Corp. (a)	195	7,720
FMC Technologies, Inc. (a)	97	6,138
Halliburton Co.	994	29,701
National Oilwell Varco, Inc.	944	36,967
Schlumberger Ltd.	945	56,379
Smith International, Inc.	495	20,533
		189,682
Packaging & Containers – 0.3%
Ball Corp.	199	11,590
Bemis Co., Inc.	258	7,729
Owens-IIlinois, Inc. (a)	297	8,212
Pactiv Corp. (a)	197	5,993
Sealed Air Corp.	890	19,251
		52,775
Pharmaceuticals – 5.1%
Abbott Laboratories	1,180	57,914
Allergan, Inc.	494	30,164
AmerisourceBergen Corp.	691	20,709
Bristol-Myers Squibb Co.	3,502	87,270
Cardinal Health, Inc.	904	29,172
Cephalon, Inc. (a)	399	22,643
DENTSPLY International, Inc.	99	2,972
Eli Lilly & Co.	1,741	61,980
Express Scripts, Inc. (a)	696	31,445
Forest Laboratories, Inc. (a)	966	26,806
Gilead Sciences, Inc. (a)	1,097	36,552
Hospira, Inc. (a)	297	15,474
King Pharmaceuticals, Inc. (a)	1,221	10,696
Mead Johnson Nutrition Co.	298	15,836
Medco Health Solutions, Inc. (a)	566	27,168
Merck & Co., Inc.	3,966	136,668

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mylan, Inc. (a)	494	$8,596
Patterson Cos., Inc.	285	7,604
Pfizer, Inc.	9,960	149,400
Watson Pharmaceuticals, Inc. (a)	98	3,969
		783,038
Pipelines – 0.5%
El Paso Corp.	2,217	27,313
ONEOK, Inc.	200	9,306
Spectra Energy Corp.	741	15,405
The Williams Cos., Inc.	989	19,197
		71,221
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	195	3,315
Real Estate Investment Trusts (REITS) – 1.0%
Apartment Investment & Management Co. Class A	113	2,426
AvalonBay Communities, Inc.	102	10,719
Boston Properties, Inc.	198	16,216
Equity Residential	445	20,403
HCP, Inc.	398	14,117
Health Care, Inc.	99	4,486
Host Hotels & Resorts, Inc.	612	8,776
Kimco Realty Corp.	916	13,804
ProLogis	585	6,353
Public Storage	98	9,616
Simon Property Group, Inc.	265	23,643
Ventas, Inc.	198	10,043
Vornado Realty Trust	202	16,722
		157,324
Retail – 6.6%
Abercrombie & Fitch Co. Class A	194	7,166
AutoNation, Inc. (a)	185	4,520
AutoZone, Inc. (a)	99	20,945
Bed Bath & Beyond, Inc. (a)	394	14,925
Best Buy Co., Inc.	490	16,983
Big Lots, Inc. (a)	910	31,222
CarMax, Inc. (a)	256	5,402
Coach, Inc.	990	36,600
Costco Wholesale Corp.	591	33,516
CVS Caremark Corp.	1,587	48,705
Darden Restaurants, Inc.	199	8,336
Family Dollar Stores, Inc.	247	10,213
GameStop Corp. Class A (a)	1,340	26,867
The Gap, Inc.	1,185	21,460
The Home Depot, Inc.	2,563	73,071
J.C. Penney Co., Inc.	639	15,739
Kohl's Corp. (a)	494	23,559
Limited Brands, Inc.	1,089	27,922
Lowe's Cos., Inc.	2,074	43,015
Macy's, Inc.	1,409	26,278
McDonald's Corp.	923	64,361
Nordstrom, Inc.	595	20,230
O'Reilly Automotive, Inc. (a)	99	4,879
Office Depot, Inc. (a)	1,181	5,102
Polo Ralph Lauren Corp.	245	19,357
RadioShack Corp.	347	7,474
Ross Stores, Inc.	450	23,697
Sears Holdings Corp. (a)	99	7,029
Staples, Inc.	1,086	22,078
Starbucks Corp.	1,382	34,343
Target Corp.	1,256	64,458
Tiffany & Co.	297	12,495
The TJX Cos., Inc.	892	37,036
Wal-Mart Stores, Inc.	2,857	146,250
Walgreen Co.	1,415	40,398
Yum! Brands, Inc.	297	12,266
		1,017,897
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	1,561	19,388
People's United Financial, Inc.	293	4,055
		23,443
Semiconductors – 3.3%
Advanced Micro Devices, Inc. (a)	1,266	9,482
Altera Corp.	498	13,805
Analog Devices, Inc.	545	16,192
Applied Materials, Inc.	2,211	26,090
Broadcom Corp. Class A	502	18,087
Intel Corp.	10,808	222,645
KLA-Tencor Corp.	490	15,518
Linear Technology Corp.	393	12,529
LSI Corp. (a)	1,982	7,987
MEMC Electronic Materials, Inc. (a)	198	1,893
Microchip Technology, Inc.	297	9,044
Micron Technology, Inc. (a)	2,490	18,127
National Semiconductor Corp.	1,219	16,822
Novellus Systems, Inc. (a)	198	5,289
NVIDIA Corp. (a)	86	790
QLogic Corp. (a)	1,551	24,692
Teradyne, Inc. (a)	1,974	21,240
Texas Instruments, Inc.	1,864	46,022
Xilinx, Inc.	494	13,793
		500,047
Software – 4.1%
Adobe Systems, Inc. (a)	511	14,676
Autodesk, Inc. (a)	297	8,773
BMC Software, Inc. (a)	246	8,753
CA, Inc.	599	11,716
Citrix Systems, Inc. (a)	145	7,978
Compuware Corp. (a)	2,708	22,151
Dun & Bradstreet Corp.	99	6,768
Electronic Arts, Inc. (a)	198	3,154
Fidelity National Information Services, Inc.	400	11,468
Fiserv, Inc. (a)	197	9,870
Intuit, Inc. (a)	545	21,664
Microsoft Corp.	14,513	374,580
Novell, Inc. (a)	394	2,380
Oracle Corp.	4,411	104,276
Red Hat, Inc. (a)	297	9,549
Salesforce.com, Inc. (a)	99	9,796
		627,552
Telecommunications – 5.3%
American Tower Corp. Class A (a)	99	4,578
AT&T, Inc.	9,938	257,792
CenturyLink, Inc.	677	24,115
Cisco Systems, Inc. (a)	7,513	173,325
Corning, Inc.	2,178	39,465
Frontier Communications Corp.	2,216	16,930
Harris Corp.	395	17,589
JDS Uniphase Corp. (a)	389	4,221
Juniper Networks, Inc. (a)	443	12,307

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	881	$7,885
Motorola, Inc. (a)	4,271	31,990
Qualcomm, Inc.	1,609	61,271
Qwest Communications International, Inc.	3,737	21,151
Sprint Nextel Corp. (a)	4,250	19,422
Tellabs, Inc.	3,523	24,591
Verizon Communications, Inc.	2,939	85,407
Windstream Corp.	933	10,636
		812,675
Textiles – 0.0%
Cintas Corp.	195	5,160
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	149	6,280
Mattel, Inc.	494	10,453
		16,733
Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	97	6,324
CSX Corp.	737	38,855
Expeditors International of Washington, Inc.	197	8,400
FedEx Corp.	347	28,645
Norfolk Southern Corp.	693	38,995
Ryder System, Inc.	398	17,381
Union Pacific Corp.	690	51,522
United Parcel Service, Inc. Class B	1,659	107,835
		297,957
TOTAL COMMON STOCK (Cost $14,214,354)		15,029,390
TOTAL EQUITIES (Cost $14,214,354)		15,029,390
TOTAL LONG-TERM INVESTMENTS (Cost $14,214,354)		15,029,390
	Principal Amount
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (b)	$124,308	124,308
Time Deposits – 0.0%
Euro Time Deposit 0.010% 8/02/10	94	94
TOTAL SHORT-TERM INVESTMENTS (Cost $124,402)		124,402
TOTAL INVESTMENTS – 98.9% (Cost $14,338,756) (c)		15,153,792
Other Assets/ (Liabilities) – 1.1%		168,181
NET ASSETS – 100.0%		$15,321,973

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $124,308. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $131,223.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Aerospace & Defense – 1.3%
The Boeing Co.	33,920	$2,311,309
Agriculture – 4.7%
Philip Morris International, Inc.	159,370	8,134,245
Auto Manufacturers – 3.2%
Ford Motor Co. (a)	429,380	5,483,183
Banks – 5.0%
State Street Corp.	86,060	3,349,455
Wells Fargo & Co.	186,410	5,169,149
		8,518,604
Biotechnology – 2.1%
Celgene Corp. (a)	46,200	2,547,930
Human Genome Sciences, Inc. (a)	43,310	1,123,461
		3,671,391
Chemicals – 1.6%
Praxair, Inc.	30,930	2,685,343
Commercial Services – 1.2%
Verisk Analytics, Inc. Class A (a)	68,780	2,042,078
Computers – 4.5%
Apple, Inc. (a)	30,090	7,740,653
Cosmetics & Personal Care – 1.2%
Colgate-Palmolive Co.	26,210	2,070,066
Diversified Financial – 8.8%
American Express Co.	82,150	3,667,176
CIT Group, Inc. (a)	150,710	5,479,815
Citigroup, Inc. (a)	970,300	3,978,230
The Goldman Sachs Group, Inc.	12,980	1,957,644
		15,082,865
Electric – 2.7%
The AES Corp. (a)	458,430	4,726,413
Engineering & Construction – 1.1%
KBR, Inc.	81,570	1,825,537
Environmental Controls – 2.2%
Republic Services, Inc.	120,140	3,827,660
Foods – 2.4%
General Mills, Inc.	122,090	4,175,478
Health Care - Products – 1.4%
Medtronic, Inc.	65,710	2,429,299
Health Care - Services – 1.7%
WellPoint, Inc. (a)	56,920	2,886,982
Holding Company - Diversified – 0.5%
Leucadia National Corp. (a)	38,820	857,534
Insurance – 2.3%
Aflac, Inc.	42,240	2,077,785
The Progressive Corp.	91,740	1,801,774
		3,879,559
Internet – 6.5%
Check Point Software Technologies Ltd. (a)	73,180	2,489,583
eBay, Inc. (a)	225,390	4,712,905
Google, Inc. Class A (a)	8,140	3,946,679
		11,149,167
Lodging – 1.5%
Hyatt Hotels Corp. Class A (a)	65,210	2,550,363
Manufacturing – 3.7%
General Electric Co.	127,630	2,057,396
Tyco International Ltd.	112,840	4,319,515
		6,376,911
Media – 4.1%
The McGraw-Hill Cos., Inc.	110,060	3,377,741
Time Warner Cable, Inc.	41,650	2,381,131
The Washington Post Co. Class B	2,887	1,213,955
		6,972,827
Metal Fabricate & Hardware – 1.9%
Precision Castparts Corp.	26,700	3,262,473
Oil & Gas – 7.8%
Chevron Corp.	79,070	6,025,925
Noble Energy, Inc.	25,410	1,703,995
Occidental Petroleum Corp.	73,850	5,755,130
		13,485,050
Pharmaceuticals – 8.4%
Abbott Laboratories	81,620	4,005,909
Express Scripts, Inc. (a)	29,310	1,324,226
Mead Johnson Nutrition Co.	51,570	2,740,430
Merck & Co., Inc.	118,380	4,079,375
Perrigo Co.	8,040	450,320
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	38,480	1,879,748
		14,480,008
Pipelines – 2.3%
Enterprise Products Partners LP	61,230	2,313,882
Plains All American Pipeline LP	26,510	1,628,509
		3,942,391
Retail – 6.0%
AutoZone, Inc. (a)	9,710	2,054,345
Best Buy Co., Inc.	51,320	1,778,751
McDonald's Corp.	80,920	5,642,551
Target Corp.	16,930	868,848
		10,344,495
Software – 2.6%
Adobe Systems, Inc. (a)	18,050	518,396
Microsoft Corp.	154,900	3,997,969
		4,516,365
Telecommunications – 4.5%
America Movil SAB de C.V. Sponsored ADR (Mexico)	66,110	3,279,717
Qualcomm, Inc.	115,160	4,385,293
		7,665,010
Transportation – 1.3%
United Parcel Service, Inc. Class B	34,680	2,254,200
TOTAL COMMON STOCK (Cost $154,280,164)		169,347,459
TOTAL EQUITIES (Cost $154,280,164)		169,347,459
TOTAL LONG-TERM INVESTMENTS (Cost $154,280,164)		169,347,459

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 07/30/10, 0.010%, due 8/02/10 (b)	$2,611,117	$2,611,117
TOTAL SHORT-TERM INVESTMENTS (Cost $2,611,117)		2,611,117
TOTAL INVESTMENTS – 100.0% (Cost $156,891,281) (c)		171,958,576
Other Assets/ (Liabilities) – (0.0)%		(12,714)
NET ASSETS – 100.0%		$171,945,862

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,611,119. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,664,275.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 99.0%
Aerospace & Defense – 3.6%
Goodrich Corp.	115,680	$8,429,602
Lockheed Martin Corp.	84,920	6,381,738
United Technologies Corp.	96,810	6,883,191
		21,694,531
Apparel – 1.2%
Nike, Inc. Class B	102,960	7,581,974
Banks – 2.4%
U.S. Bancorp	316,080	7,554,312
Wells Fargo & Co.	260,590	7,226,161
		14,780,473
Beverages – 2.7%
PepsiCo, Inc.	255,800	16,603,978
Biotechnology – 2.7%
Amgen, Inc. (a)	149,160	8,133,695
Celgene Corp. (a)	147,339	8,125,746
		16,259,441
Chemicals – 2.7%
Ecolab, Inc.	140,560	6,874,789
Praxair, Inc.	108,390	9,410,420
		16,285,209
Commercial Services – 1.6%
Visa, Inc. Class A	130,270	9,555,304
Computers – 8.7%
Apple, Inc. (a)	111,202	28,606,714
Cognizant Technology Solutions Corp. Class A (a)	125,930	6,870,741
Hewlett-Packard Co.	244,570	11,260,003
International Business Machines Corp.	50,810	6,524,004
		53,261,462
Cosmetics & Personal Care – 1.6%
Colgate-Palmolive Co.	126,220	9,968,856
Diversified Financial – 5.3%
BM&F BOVESPA SA	971,110	7,146,398
CME Group, Inc.	17,050	4,753,540
Credit Suisse Group	195,743	8,917,344
IntercontinentalExchange, Inc. (a)	41,870	4,422,310
JPMorgan Chase & Co.	170,940	6,885,463
		32,125,055
Electrical Components & Equipment – 1.7%
Emerson Electric Co.	208,770	10,342,466
Electronics – 0.6%
Mettler-Toledo International, Inc. (a)	33,230	3,881,264
Engineering & Construction – 1.2%
ABB Ltd. (a)	351,395	7,108,997
Foods – 5.0%
Danone SA	135,780	7,623,323
General Mills, Inc.	211,887	7,246,535
Nestle SA	174,558	8,635,329
Unilever NV	232,300	6,852,104
		30,357,291
Health Care - Products – 3.1%
Baxter International, Inc.	156,150	6,834,685
Covidien PLC	167,290	6,243,263
Stryker Corp.	125,980	5,866,888
		18,944,836
Health Care - Services – 1.7%
Thermo Fisher Scientific, Inc. (a)	233,740	10,485,576
Internet – 6.5%
Akamai Technologies, Inc. (a)	151,210	5,800,416
Amazon.com, Inc. (a)	55,928	6,593,352
eBay, Inc. (a)	329,623	6,892,417
Google, Inc. Class A (a)	41,990	20,358,851
		39,645,036
Machinery - Construction & Mining – 1.2%
Joy Global, Inc.	121,820	7,232,453
Manufacturing – 2.5%
Danaher Corp.	174,640	6,707,922
Parker Hannifin Corp.	134,930	8,381,852
		15,089,774
Media – 2.0%
The McGraw-Hill Cos., Inc.	143,040	4,389,898
The Walt Disney Co.	234,660	7,905,695
		12,295,593
Mining – 1.0%
Barrick Gold Corp.	153,330	6,301,863
Oil & Gas – 4.7%
ConocoPhillips	150,980	8,337,116
EOG Resources, Inc.	74,800	7,293,000
Occidental Petroleum Corp.	162,843	12,690,355
		28,320,471
Oil & Gas Services – 2.6%
Halliburton Co.	253,480	7,573,983
Schlumberger Ltd.	138,296	8,250,739
		15,824,722
Pharmaceuticals – 8.1%
Allergan, Inc.	166,162	10,145,852
Bristol-Myers Squibb Co.	312,700	7,792,484
Express Scripts, Inc. (a)	190,650	8,613,567
Medco Health Solutions, Inc. (a)	174,070	8,355,360
Novo Nordisk A/S Class B	95,440	8,176,785
Roche Holding AG	48,710	6,338,257
		49,422,305
Retail – 8.1%
Bed Bath & Beyond, Inc. (a)	151,360	5,733,517
Coach, Inc.	182,060	6,730,758
McDonald's Corp.	142,940	9,967,206
Polo Ralph Lauren Corp.	68,881	5,442,288
Target Corp.	94,920	4,871,294
The TJX Cos., Inc.	157,240	6,528,605
Wal-Mart Stores, Inc.	195,460	10,005,598
		49,279,266
Semiconductors – 1.7%
Broadcom Corp. Class A	284,778	10,260,551
Software – 4.5%
Adobe Systems, Inc. (a)	241,186	6,926,862
Oracle Corp.	584,170	13,809,779
VMware, Inc. Class A (a)	89,780	6,960,643
		27,697,284
Telecommunications – 9.2%
Cisco Systems, Inc. (a)	577,990	13,334,230
Corning, Inc.	450,970	8,171,576
Juniper Networks, Inc. (a)	306,420	8,512,348
NII Holdings, Inc. (a)	184,016	6,893,239

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Qualcomm, Inc.	499,280	$19,012,582
		55,923,975
Transportation – 1.1%
Union Pacific Corp.	90,320	6,744,195
TOTAL COMMON STOCK (Cost $565,393,168)		603,274,201
TOTAL EQUITIES (Cost $565,393,168)		603,274,201
TOTAL LONG-TERM INVESTMENTS (Cost $565,393,168)		603,274,201
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (b)	$5,482,732	5,482,732
TOTAL SHORT-TERM INVESTMENTS (Cost $5,482,732)		5,482,732
TOTAL INVESTMENTS – 99.9% (Cost $570,875,900) (c)		608,756,933
Other Assets/ (Liabilities) – 0.1%		329,202
NET ASSETS – 100.0%		$609,086,135

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $5,482,737. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $5,596,295.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Advertising – 0.2%
Interpublic Group of Companies, Inc. (a)	13,000	$118,820
Omnicom Group, Inc.	8,800	327,888
		446,708
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc. (a)	1,000	67,160
The Boeing Co.	13,100	892,634
Goodrich Corp.	860	62,668
Lockheed Martin Corp.	7,843	589,401
Rockwell Collins, Inc.	2,780	158,905
Spirit AeroSystems Holdings, Inc. Class A (a)	3,100	63,085
TransDigm Group, Inc.	1,400	75,838
United Technologies Corp.	24,470	1,739,817
		3,649,508
Agriculture – 1.9%
Altria Group, Inc.	46,120	1,022,019
Philip Morris International, Inc.	47,370	2,417,765
		3,439,784
Airlines – 0.5%
AMR Corp. (a)	6,600	46,728
Continental Airlines, Inc. Class B (a)	6,400	160,128
Copa Holdings SA Class A	1,200	61,980
Delta Air Lines, Inc. (a)	30,900	367,092
Southwest Airlines Co.	3,400	40,970
UAL Corp. (a)	9,300	220,782
		897,680
Apparel – 0.6%
Nike, Inc. Class B	15,037	1,107,325
Auto Manufacturers – 1.3%
Ford Motor Co. (a)	111,500	1,423,855
Navistar International Corp. (a)	3,700	191,327
Oshkosh Corp. (a)	7,200	247,536
Paccar, Inc.	10,800	494,856
		2,357,574
Automotive & Parts – 0.6%
Autoliv, Inc.	1,700	97,648
BorgWarner, Inc. (a)	1,340	58,772
Federal-Mogul Corp. (a)	3,000	53,820
The Goodyear Tire & Rubber Co. (a)	8,900	94,963
Johnson Controls, Inc.	19,800	570,438
TRW Automotive Holdings Corp. (a)	4,200	147,378
WABCO Holdings, Inc. (a)	3,400	131,512
		1,154,531
Banks – 0.1%
Bank of Hawaii Corp.	2,800	139,468
Northern Trust Corp.	2,748	129,129
		268,597
Beverages – 2.0%
Brown-Forman Corp. Class B	1,625	102,716
The Coca-Cola Co.	36,780	2,026,946
Coca-Cola Enterprises, Inc.	5,367	154,033
Dr. Pepper Snapple Group, Inc.	4,087	153,467
Green Mountain Coffee Roasters, Inc. (a)	300	9,237
Hansen Natural Corp. (a)	1,400	58,646
PepsiCo, Inc.	17,166	1,114,245
		3,619,290
Biotechnology – 0.5%
Celgene Corp. (a)	6,536	360,460
Charles River Laboratories International, Inc. (a)	1,400	43,512
Dendreon Corp. (a)	2,500	82,275
Genzyme Corp. (a)	1,400	97,384
Human Genome Sciences, Inc. (a)	1,700	44,098
Illumina, Inc. (a)	1,000	44,830
Life Technologies Corp. (a)	3,145	135,204
Myriad Genetics, Inc. (a)	5,600	81,256
Vertex Pharmaceuticals, Inc. (a)	500	16,830
		905,849
Building Materials – 0.4%
Armstrong World Industries, Inc. (a)	4,122	150,700
Eagle Materials, Inc.	2,300	56,258
Lennox International, Inc.	1,410	61,575
Martin Marietta Materials, Inc.	500	42,700
Masco Corp.	10,227	105,134
Owens Corning, Inc. (a)	6,300	198,324
USG Corp. (a)	5,000	60,100
		674,791
Chemicals – 2.3%
Air Products & Chemicals, Inc.	5,330	386,851
Airgas, Inc.	2,522	164,661
Albemarle Corp.	4,000	174,480
Ashland, Inc.	5,600	284,760
Celanese Corp. Series A	3,590	100,843
CF Industries Holdings, Inc.	1,714	139,160
Ecolab, Inc.	4,400	215,204
EI du Pont de Nemours & Co.	12,128	493,246
FMC Corp.	700	43,743
International Flavors & Fragrances, Inc.	4,100	186,058
The Lubrizol Corp.	3,400	317,866
Monsanto Co.	460	26,606
The Mosaic Co.	4,000	190,600
PPG Industries, Inc.	2,400	166,728
Praxair, Inc.	4,261	369,940
RPM International, Inc.	10,550	198,024
The Sherwin-Williams Co.	5,090	351,974
Sigma-Aldrich Corp.	3,970	222,717
The Valspar Corp.	6,400	201,024
		4,234,485
Coal – 0.2%
Alpha Natural Resources, Inc. (a)	892	34,190
Arch Coal, Inc.	2,500	59,225
CONSOL Energy, Inc.	1,600	59,968
Walter Energy, Inc.	2,450	174,685
		328,068
Commercial Services – 3.3%
Aaron's, Inc.	7,369	133,821
Alliance Data Systems Corp. (a)	2,100	120,708

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apollo Group, Inc. Class A (a)	4,310	$198,820
Automatic Data Processing, Inc.	11,780	486,161
Career Education Corp. (a)	12,400	302,932
Corrections Corporation of America (a)	500	9,785
DeVry, Inc.	2,955	158,979
Donnelley (R.R.) & Sons Co.	15,400	259,798
Education Management Corp. (a)	11,900	187,901
Emergency Medical Services Corp. Class A (a)	3,000	134,220
FTI Consulting, Inc. (a)	1,400	49,490
Gartner, Inc. (a)	2,800	70,476
Genpact Ltd. (a)	200	3,014
Global Payments, Inc.	2,750	103,757
H&R Block, Inc.	9,789	153,491
Hertz Global Holdings, Inc. (a)	4,300	50,482
Hewitt Associates, Inc. Class A (a)	2,010	98,691
Hillenbrand, Inc.	5,800	128,122
Iron Mountain, Inc.	4,600	108,882
ITT Educational Services, Inc. (a)	2,800	226,072
KAR Auction Services, Inc. (a)	5,800	73,428
Lender Processing Services, Inc.	4,800	153,312
MasterCard, Inc. Class A	1,798	377,652
McKesson Corp.	3,800	238,716
Moody's Corp.	7,000	164,850
Paychex, Inc.	5,300	137,747
Pharmaceutical Product Development, Inc.	3,800	92,188
Robert Half International, Inc.	2,300	57,914
SAIC, Inc. (a)	8,800	146,344
Strayer Education, Inc.	300	71,820
Towers Watson & Co. Class A	1,300	57,863
Verisk Analytics, Inc. Class A (a)	2,500	74,225
Visa, Inc. Class A	13,200	968,220
VistaPrint NV (a)	1,000	33,050
Weight Watchers International, Inc.	500	13,695
Western Union Co.	24,020	389,845
		6,036,471
Computers – 11.9%
Accenture PLC Class A	19,800	784,872
Apple, Inc. (a)	28,940	7,444,815
Cadence Design Systems, Inc. (a)	9,300	64,728
Cognizant Technology Solutions Corp. Class A (a)	6,900	376,464
Dell, Inc. (a)	52,900	700,396
Diebold, Inc.	2,000	57,240
DST Systems, Inc.	4,320	177,466
EMC Corp. (a)	67,780	1,341,366
Hewlett-Packard Co.	75,309	3,467,226
IHS, Inc. Class A (a)	1,000	63,310
International Business Machines Corp.	42,670	5,478,828
MICROS Systems, Inc. (a)	3,500	125,230
NCR Corp. (a)	5,560	76,172
NetApp, Inc. (a)	10,964	463,777
SanDisk Corp. (a)	9,275	405,318
Seagate Technology (a)	14,080	176,704
Synopsys, Inc. (a)	3,200	69,888
Teradata Corp. (a)	6,100	193,980
Western Digital Corp. (a)	8,630	227,746
		21,695,526
Cosmetics & Personal Care – 1.0%
Alberto-Culver Co.	300	8,781
Avon Products, Inc.	5,476	170,468
Colgate-Palmolive Co.	11,562	913,167
The Estee Lauder Cos., Inc. Class A	4,700	292,575
The Procter & Gamble Co.	6,657	407,142
		1,792,133
Distribution & Wholesale – 0.3%
Fastenal Co.	3,800	186,504
Fossil, Inc. (a)	2,400	95,040
LKQ Corp. (a)	2,600	51,428
W.W. Grainger, Inc.	1,680	188,177
WESCO International, Inc. (a)	2,370	85,154
		606,303
Diversified Financial – 2.2%
Affiliated Managers Group, Inc. (a)	1,300	92,079
American Express Co.	35,000	1,562,400
Ameriprise Financial, Inc.	1,200	50,868
BlackRock, Inc.	608	95,754
The Charles Schwab Corp.	12,341	182,523
Eaton Vance Corp.	2,700	80,892
Federated Investors, Inc. Class B	2,780	58,992
Franklin Resources, Inc.	4,157	418,111
Greenhill & Co., Inc.	400	27,220
Interactive Brokers Group, Inc. Class A (a)	1,700	28,135
IntercontinentalExchange, Inc. (a)	2,600	274,612
Invesco Ltd.	2,300	44,942
Janus Capital Group, Inc.	3,200	33,536
Lazard Ltd. Class A	2,300	68,241
Morgan Stanley	17,490	472,055
The NASDAQ OMX Group, Inc. (a)	1,700	33,099
NYSE Euronext	2,400	69,528
T. Rowe Price Group, Inc.	7,346	354,298
TD Ameritrade Holding Corp. (a)	3,260	51,312
Waddell & Reed Financial, Inc. Class A	2,000	47,660
		4,046,257
Electric – 0.1%
Calpine Corp. (a)	6,300	85,050
ITC Holdings Corp.	1,200	68,088
		153,138
Electrical Components & Equipment – 0.9%
AMETEK, Inc.	2,900	128,383
Emerson Electric Co.	23,831	1,180,588
General Cable Corp. (a)	9,192	243,955
Hubbell, Inc. Class B	610	28,786
		1,581,712
Electronics – 1.3%
Agilent Technologies, Inc. (a)	13,120	366,442
Amphenol Corp. Class A	2,940	131,712
Arrow Electronics, Inc. (a)	2,577	63,884
AVX Corp.	11,446	161,160
Dolby Laboratories, Inc. Class A (a)	2,930	185,967
FLIR Systems, Inc. (a)	3,400	101,184
Garmin Ltd.	14,120	402,561

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gentex Corp.	3,960	$76,309
Itron, Inc. (a)	700	45,549
Jabil Circuit, Inc.	8,700	126,237
Mettler-Toledo International, Inc. (a)	630	73,584
National Instruments Corp.	1,900	60,610
PerkinElmer, Inc.	4,070	79,202
Thomas & Betts Corp. (a)	2,700	107,028
Trimble Navigation Ltd. (a)	4,210	119,438
Waters Corp. (a)	2,901	186,128
		2,286,995
Energy - Alternate Sources – 0.0%
First Solar, Inc. (a)	20	2,509
Engineering & Construction – 0.4%
Aecom Technology Corp. (a)	1,800	43,452
Chicago Bridge & Iron Co. NV (a)	3,500	78,785
Fluor Corp.	400	19,316
Jacobs Engineering Group, Inc. (a)	3,500	127,995
KBR, Inc.	8,514	190,543
McDermott International, Inc. (a)	2,070	48,666
The Shaw Group, Inc. (a)	4,675	149,787
		658,544
Entertainment – 0.2%
International Game Technology	9,200	140,208
International Speedway Corp. Class A	5,000	129,500
Regal Entertainment Group Class A	1,600	21,360
		291,068
Environmental Controls – 0.2%
Nalco Holding Co.	5,200	126,828
Republic Services, Inc.	2,100	66,906
Stericycle, Inc. (a)	730	45,990
Waste Connections, Inc. (a)	2,800	106,876
		346,600
Foods – 1.4%
Campbell Soup Co.	5,200	186,680
ConAgra Foods, Inc.	6,795	159,546
Flowers Foods, Inc.	2,200	53,306
General Mills, Inc.	13,460	460,332
H.J. Heinz Co.	4,940	219,731
The Hershey Co.	4,325	203,275
Kellogg Co.	6,940	347,347
The Kroger Co.	960	20,333
McCormick & Co., Inc.	2,200	86,526
Sara Lee Corp.	20,267	299,749
Sysco Corp.	14,140	437,916
Whole Foods Market, Inc. (a)	3,500	132,895
		2,607,636
Forest Products & Paper – 0.3%
International Paper Co.	15,800	382,360
Plum Creek Timber Co., Inc.	1,500	53,820
Rayonier, Inc.	410	20,020
Temple-Inland, Inc.	4,800	96,288
		552,488
Hand & Machine Tools – 0.2%
Kennametal, Inc.	2,100	57,519
Lincoln Electric Holdings, Inc.	1,300	71,786
Regal-Beloit Corp.	2,850	173,365
		302,670
Health Care - Products – 3.8%
Alcon, Inc.	2,000	310,160
Alere, Inc. (a)	1,500	42,195
Baxter International, Inc.	12,978	568,047
Becton, Dickinson & Co.	8,270	568,976
C.R. Bard, Inc.	3,250	255,223
CareFusion Corp. (a)	6,400	134,848
The Cooper Cos., Inc.	3,145	122,215
Covidien PLC	17,900	668,028
Edwards Lifesciences Corp. (a)	1,240	71,672
Gen-Probe, Inc. (a)	2,900	130,413
Henry Schein, Inc. (a)	2,400	125,976
Hill-Rom Holdings, Inc.	4,077	134,704
IDEXX Laboratories, Inc. (a)	500	29,370
Intuitive Surgical, Inc. (a)	1,149	377,297
Johnson & Johnson	14,180	823,716
Kinetic Concepts, Inc. (a)	1,400	49,714
Medtronic, Inc.	30,822	1,139,489
ResMed, Inc. (a)	2,200	144,518
St. Jude Medical, Inc. (a)	8,240	302,985
Stryker Corp.	12,400	577,468
Techne Corp.	840	49,056
Thoratec Corp. (a)	1,800	66,204
Varian Medical Systems, Inc. (a)	4,000	220,800
		6,913,074
Health Care - Services – 0.7%
Community Health Systems, Inc. (a)	6,500	210,795
DaVita, Inc. (a)	2,600	149,032
Health Management Associates, Inc. Class A (a)	25,000	179,000
Laboratory Corporation of America Holdings (a)	3,410	248,862
Lincare Holdings, Inc.	3,975	94,446
Mednax, Inc. (a)	970	45,735
Quest Diagnostics, Inc.	3,500	164,465
Tenet Healthcare Corp. (a)	24,300	111,780
Universal Health Services, Inc. Class B	1,900	68,343
		1,272,458
Home Builders – 0.0%
NVR, Inc. (a)	7	4,386
Thor Industries, Inc.	2,500	69,600
		73,986
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	800	24,328
Tempur-Pedic International, Inc. (a)	1,900	58,273
Whirlpool Corp.	2,804	233,573
		316,174
Household Products – 0.7%
Avery Dennison Corp.	200	7,170
Church & Dwight Co., Inc.	2,230	147,782
The Clorox Co.	3,180	206,318
Fortune Brands, Inc.	1,465	64,284
Kimberly-Clark Corp.	11,270	722,633
The Scotts Miracle-Gro Co. Class A	2,000	96,500
Tupperware Brands Corp.	1,700	66,963
		1,311,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares – 0.2%
The Toro Co.	5,440	$283,152
Insurance – 1.6%
ACE Ltd.	3,626	192,468
Aflac, Inc.	15,512	763,035
Arch Capital Group Ltd. (a)	3,184	249,180
Arthur J. Gallagher & Co.	2,800	71,176
Axis Capital Holdings Ltd.	6,200	193,254
Brown & Brown, Inc.	2,600	52,052
Endurance Specialty Holdings Ltd.	6,700	258,553
Erie Indemnity Co. Class A	2,490	122,085
Genworth Financial, Inc. Class A (a)	6,600	89,628
The Hartford Financial Services Group, Inc.	5,786	135,450
Marsh & McLennan Cos., Inc.	13,000	305,760
MetLife, Inc.	6,800	286,008
The Travelers Cos., Inc.	2,944	148,525
Validus Holdings Ltd.	1,200	29,808
		2,896,982
Internet – 3.0%
Akamai Technologies, Inc. (a)	5,142	197,247
Amazon.com, Inc. (a)	2,857	336,812
eBay, Inc. (a)	11,130	232,728
Equinix, Inc. (a)	800	74,808
Expedia, Inc.	6,916	156,855
F5 Networks, Inc. (a)	1,900	166,877
Google, Inc. Class A (a)	6,782	3,288,252
IAC/InterActiveCorp (a)	1,100	27,500
McAfee, Inc. (a)	5,230	173,113
Netflix, Inc. (a)	1,000	102,550
Priceline.com, Inc. (a)	612	137,333
Symantec Corp. (a)	6,700	86,899
VeriSign, Inc. (a)	8,140	229,141
WebMD Health Corp. (a)	1,711	79,168
Yahoo!, Inc. (a)	15,500	215,140
		5,504,423
Iron & Steel – 0.4%
Allegheny Technologies, Inc.	2,100	99,981
Carpenter Technology Corp.	2,300	80,385
Cliffs Natural Resources, Inc.	3,740	211,572
Gerdau Ameristeel Corp. (a)	4,800	52,656
Nucor Corp.	4,200	164,388
Reliance Steel & Aluminum Co.	2,636	103,542
Schnitzer Steel Industries, Inc. Class A	1,056	48,386
		760,910
Leisure Time – 0.3%
Carnival Corp.	4,180	144,962
Harley-Davidson, Inc.	10,500	285,915
Royal Caribbean Cruises Ltd. (a)	2,811	81,126
WMS Industries, Inc. (a)	900	34,659
		546,662
Lodging – 0.5%
Las Vegas Sands Corp. (a)	6,100	163,846
Marriott International, Inc. Class A	7,767	263,379
MGM Resorts International (a)	4,700	51,042
Starwood Hotels & Resorts Worldwide, Inc.	6,200	300,390
Wynn Resorts Ltd.	1,800	157,824
		936,481
Machinery - Construction & Mining – 1.0%
Caterpillar, Inc.	23,455	1,635,986
Joy Global, Inc.	3,200	189,984
		1,825,970
Machinery - Diversified – 1.5%
CNH Global NV (a)	3,138	96,588
Cummins, Inc.	7,060	562,047
Deere & Co.	12,200	813,496
Eaton Corp.	1,800	141,228
Flowserve Corp.	1,164	115,422
Gardner Denver, Inc.	1,500	76,155
Graco, Inc.	3,300	104,181
IDEX Corp.	2,150	69,165
The Manitowoc Co., Inc.	13,200	136,752
Rockwell Automation, Inc.	5,789	313,474
Roper Industries, Inc.	3,150	196,875
Wabtec Corp.	300	13,383
Zebra Technologies Corp. Class A (a)	2,866	78,643
		2,717,409
Manufacturing – 3.8%
3M Co.	19,981	1,709,175
Carlisle Cos., Inc.	5,058	170,353
Cooper Industries PLC	5,200	234,780
Danaher Corp.	16,720	642,215
Donaldson Co., Inc.	3,000	142,410
Dover Corp.	4,530	217,304
General Electric Co.	72,747	1,172,682
Harsco Corp.	1,700	39,372
Honeywell International, Inc.	25,436	1,090,187
Illinois Tool Works, Inc.	13,700	595,950
Leggett & Platt, Inc.	9,500	197,980
Pall Corp.	3,700	141,488
Parker Hannifin Corp.	2,657	165,053
Pentair, Inc.	1,600	54,720
SPX Corp.	400	23,824
Teleflex, Inc.	200	11,334
Textron, Inc.	8,800	182,688
Tyco International Ltd.	2,300	88,044
		6,879,559
Media – 1.7%
CBS Corp. Class B	6,000	88,680
DIRECTV Class A (a)	36,000	1,337,760
Discovery Communications, Inc., Series A (a)	6,300	243,243
FactSet Research Systems, Inc.	1,900	142,500
John Wiley & Sons, Inc. Class A	3,444	135,625
The McGraw-Hill Cos., Inc.	8,170	250,737
Meredith Corp.	4,377	138,970
News Corp. Class A	22,200	289,710
Scripps Networks Interactive Class A	2,200	93,786
Thomson Reuters Corp.	3,200	119,808
Time Warner, Inc.	7,900	248,534
Viacom, Inc. Class B	1,600	52,864
		3,142,217
Metal Fabricate & Hardware – 0.3%
Precision Castparts Corp.	1,000	122,190
The Timken Co.	9,600	322,752

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valmont Industries, Inc.	1,800	$127,890
		572,832
Mining – 1.2%
Alcoa, Inc.	4,700	52,499
Compass Minerals International, Inc.	600	42,414
Freeport-McMoRan Copper & Gold, Inc.	14,808	1,059,364
Newmont Mining Corp.	14,463	808,482
Southern Copper Corp.	2,200	69,102
Titanium Metals Corp. (a)	4,900	108,486
		2,140,347
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	4,800	117,168
Oil & Gas – 7.1%
Atwood Oceanics, Inc. (a)	1,500	40,800
Chevron Corp.	4,200	320,082
Cimarex Energy Co.	3,900	268,593
Concho Resources, Inc. (a)	1,900	113,962
ConocoPhillips	20,200	1,115,444
Diamond Offshore Drilling, Inc.	800	47,592
EOG Resources, Inc.	2,543	247,942
EQT Corp.	4,400	161,392
EXCO Resources, Inc.	3,600	52,236
Exxon Mobil Corp.	150,976	9,010,248
Forest Oil Corp. (a)	3,200	91,488
Holly Corp.	300	8,019
Marathon Oil Corp.	6,600	220,770
Mariner Energy, Inc. (a)	500	11,945
Murphy Oil Corp.	700	38,325
Nabors Industries Ltd. (a)	3,200	58,912
Occidental Petroleum Corp.	5,187	404,223
Petrohawk Energy Corp. (a)	200	3,154
Pride International, Inc. (a)	2,700	64,233
Range Resources Corp.	2,000	74,240
Rowan Companies, Inc. (a)	5,350	135,141
SM Energy Co.	4,740	196,331
Southwestern Energy Co. (a)	1,400	51,030
Ultra Petroleum Corp. (a)	4,700	199,139
		12,935,241
Oil & Gas Services – 1.8%
Baker Hughes, Inc.	3,100	149,637
Cameron International Corp. (a)	1,661	65,759
Core Laboratories NV	1,600	123,600
Dresser-Rand Group, Inc. (a)	870	32,373
Exterran Holdings, Inc. (a)	5,319	141,858
FMC Technologies, Inc. (a)	980	62,014
Halliburton Co.	18,700	558,756
Oil States International, Inc. (a)	4,200	192,948
Schlumberger Ltd.	32,505	1,939,248
Weatherford International Ltd. (a)	4,100	66,420
		3,332,613
Packaging & Containers – 0.1%
Ball Corp.	500	29,120
Crown Holdings, Inc. (a)	1,800	50,094
Owens-IIlinois, Inc. (a)	3,970	109,771
Pactiv Corp. (a)	400	12,168
		201,153
Pharmaceuticals – 4.1%
Abbott Laboratories	42,297	2,075,937
Allergan, Inc.	10,040	613,042
AmerisourceBergen Corp.	11,000	329,670
Cardinal Health, Inc.	7,361	237,539
DENTSPLY International, Inc.	5,050	151,601
Eli Lilly & Co.	8,520	303,312
Express Scripts, Inc. (a)	16,860	761,735
Gilead Sciences, Inc. (a)	27,700	922,964
Herbalife Ltd.	2,540	126,086
Hospira, Inc. (a)	5,570	290,197
Mead Johnson Nutrition Co.	900	47,826
Medco Health Solutions, Inc. (a)	13,939	669,072
Mylan, Inc. (a)	9,900	172,260
Omnicare, Inc.	5,190	127,830
Patterson Cos., Inc.	4,293	114,537
Perrigo Co.	2,800	156,828
SXC Health Solutions Corp. (a)	800	54,320
United Therapeutics Corp. (a)	1,000	48,890
Valeant Pharmaceuticals International (a)	700	39,424
VCA Antech, Inc. (a)	1,200	25,008
Warner Chilcott PLC Class A (a)	6,200	158,720
		7,426,798
Pipelines – 0.1%
El Paso Corp.	5,700	70,224
The Williams Cos., Inc.	8,500	164,985
		235,209
Real Estate – 0.1%
CB Richard Ellis Group, Inc. Class A (a)	4,000	68,000
Jones Lang LaSalle, Inc.	1,300	100,698
		168,698
Real Estate Investment Trusts (REITS) – 0.7%
Digital Realty Trust, Inc.	2,300	145,406
Equity Residential	1,600	73,360
Essex Property Trust, Inc.	800	84,088
Federal Realty Investment Trust	1,100	86,009
General Growth Properties, Inc.	6,500	90,480
Public Storage	2,500	245,300
Simon Property Group, Inc.	5,589	498,651
Ventas, Inc.	1,300	65,936
		1,289,230
Retail – 10.9%
Abercrombie & Fitch Co. Class A	2,712	100,181
Advance Auto Parts, Inc.	4,240	226,967
Aeropostale, Inc. (a)	8,600	244,498
American Eagle Outfitters, Inc.	5,600	68,936
AutoNation, Inc. (a)	500	12,215
AutoZone, Inc. (a)	1,140	241,190
Bed Bath & Beyond, Inc. (a)	9,200	348,496
Best Buy Co., Inc.	11,000	381,260
Big Lots, Inc. (a)	7,392	253,620
BJ's Wholesale Club, Inc. (a)	200	9,110

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brinker International, Inc.	6,403	$100,655
Burger King Holdings, Inc.	5,700	98,496
CarMax, Inc. (a)	6,100	128,710
Chico's FAS, Inc.	22,200	208,014
Chipotle Mexican Grill, Inc. (a)	700	103,530
Coach, Inc.	17,000	628,490
Copart, Inc. (a)	1,700	61,948
Costco Wholesale Corp.	12,900	731,559
CVS Caremark Corp.	4,200	128,898
Darden Restaurants, Inc.	5,400	226,206
Dick's Sporting Goods, Inc. (a)	2,900	76,299
Dollar Tree, Inc. (a)	3,420	151,574
Family Dollar Stores, Inc.	4,930	203,856
The Gap, Inc.	18,300	331,413
Guess?, Inc.	4,000	142,800
Hanesbrands, Inc. (a)	8,300	207,915
The Home Depot, Inc.	58,000	1,653,580
J. Crew Group, Inc. (a)	4,000	142,520
J.C. Penney Co., Inc.	6,300	155,169
Kohl's Corp. (a)	6,800	324,292
Limited Brands, Inc.	13,300	341,012
Lowe's Cos., Inc.	35,200	730,048
Macy's, Inc.	13,000	242,450
McDonald's Corp.	28,975	2,020,427
MSC Industrial Direct Co., Inc. Class A	2,400	120,936
Nordstrom, Inc.	7,500	255,000
O'Reilly Automotive, Inc. (a)	1,100	54,208
Office Depot, Inc. (a)	17,900	77,328
Panera Bread Co. Class A (a)	1,000	78,210
PetSmart, Inc.	8,600	267,030
Phillips-Van Heusen Corp.	3,820	198,220
Polo Ralph Lauren Corp.	2,819	222,729
Ross Stores, Inc.	5,226	275,201
Staples, Inc.	23,800	483,854
Starbucks Corp.	29,200	725,620
Target Corp.	27,906	1,432,136
Tiffany & Co.	5,000	210,350
The TJX Cos., Inc.	17,833	740,426
Tractor Supply Co.	1,000	69,510
Urban Outfitters, Inc. (a)	2,800	90,048
Wal-Mart Stores, Inc.	38,319	1,961,550
Walgreen Co.	28,304	808,079
Wendy's/Arby's Group, Inc. Class A	3,300	14,388
Williams-Sonoma, Inc.	10,100	269,771
Yum! Brands, Inc.	10,940	451,822
		19,832,750
Savings & Loans – 0.1%
Capitol Federal Financial	1,000	31,430
Hudson City Bancorp, Inc.	12,235	151,959
		183,389
Semiconductors – 5.0%
Advanced Micro Devices, Inc. (a)	20,240	151,598
Altera Corp.	11,614	321,940
Analog Devices, Inc.	12,280	364,839
Applied Materials, Inc.	49,572	584,949
Atmel Corp. (a)	33,800	176,774
Broadcom Corp. Class A	13,000	468,390
Cree, Inc. (a)	2,100	148,764
Cypress Semiconductor Corp. (a)	6,600	69,960
Intel Corp.	165,600	3,411,360
Intersil Corp. Class A	13,800	156,768
KLA-Tencor Corp.	6,361	201,453
Lam Research Corp. (a)	2,900	122,351
Linear Technology Corp.	6,320	201,482
Marvell Technology Group Ltd. (a)	18,000	268,560
Maxim Integrated Products, Inc.	9,000	157,770
MEMC Electronic Materials, Inc. (a)	1,300	12,428
Microchip Technology, Inc.	5,900	179,655
National Semiconductor Corp.	13,985	192,993
Novellus Systems, Inc. (a)	4,078	108,923
NVIDIA Corp. (a)	5,300	48,707
ON Semiconductor Corp. (a)	10,300	69,525
QLogic Corp. (a)	15,703	249,992
Rambus, Inc. (a)	6,700	131,655
Rovi Corp. (a)	2,600	115,700
Silicon Laboratories, Inc. (a)	1,500	60,075
Skyworks Solutions, Inc. (a)	5,700	99,921
Teradyne, Inc. (a)	18,205	195,886
Texas Instruments, Inc.	18,550	457,999
Varian Semiconductor Equipment Associates, Inc. (a)	2,500	70,650
Xilinx, Inc.	9,810	273,895
		9,074,962
Software – 6.0%
Activision Blizzard, Inc.	4,000	47,520
Adobe Systems, Inc. (a)	9,980	286,626
ANSYS, Inc. (a)	2,500	112,375
Autodesk, Inc. (a)	7,201	212,718
BMC Software, Inc. (a)	5,430	193,199
Broadridge Financial Solutions, Inc.	2,060	41,818
CA, Inc.	10,100	197,556
Cerner Corp. (a)	1,700	131,665
Citrix Systems, Inc. (a)	2,015	110,865
Compuware Corp. (a)	20,239	165,555
Dun & Bradstreet Corp.	1,520	103,907
Electronic Arts, Inc. (a)	3,400	54,162
Fiserv, Inc. (a)	4,450	222,945
Informatica Corp. (a)	3,000	90,390
Intuit, Inc. (a)	9,460	376,035
Microsoft Corp.	193,869	5,003,759
MSCI, Inc. Class A (a)	600	19,362
Nuance Communications, Inc. (a)	4,300	70,993
Oracle Corp.	115,300	2,725,692
Red Hat, Inc. (a)	5,100	163,965
Salesforce.com, Inc. (a)	1,210	119,729
SEI Investments Co.	6,700	128,506
Solera Holdings, Inc.	1,900	72,162
VMware, Inc. Class A (a)	3,200	248,096
		10,899,600
Telecommunications – 4.4%
Amdocs Ltd. (a)	2,200	60,126
American Tower Corp. Class A (a)	5,436	251,361
Atheros Communications, Inc. (a)	3,900	103,116
Ciena Corp. (a)	200	2,618
Cisco Systems, Inc. (a)	171,661	3,960,219
Corning, Inc.	6,640	120,317
Crown Castle International Corp. (a)	5,000	197,550

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Frontier Communications Corp.	18,752	$143,265
Harris Corp.	6,670	297,015
JDS Uniphase Corp. (a)	9,400	101,990
Juniper Networks, Inc. (a)	11,293	313,719
MetroPCS Communications, Inc. (a)	26,387	236,164
NeuStar, Inc. Class A (a)	2,900	67,367
NII Holdings, Inc. (a)	5,600	209,776
Polycom, Inc. (a)	2,400	71,232
Qualcomm, Inc.	43,954	1,673,768
SBA Communications Corp. Class A (a)	1,070	38,713
TW telecom, inc. (a)	6,200	117,304
Windstream Corp.	10,670	121,638
		8,087,258
Textiles – 0.1%
Mohawk Industries, Inc. (a)	2,200	107,646
Toys, Games & Hobbies – 0.2%
Hasbro, Inc.	4,035	170,075
Mattel, Inc.	7,319	154,870
		324,945
Transportation – 1.6%
C.H. Robinson Worldwide, Inc.	1,000	65,200
Con-way, Inc.	1,500	50,535
Expeditors International of Washington, Inc.	3,960	168,854
FedEx Corp.	4,274	352,819
Frontline Ltd.	3,000	91,800
J.B. Hunt Transport Services, Inc.	2,700	95,823
Kansas City Southern (a)	1,400	51,380
Kirby Corp. (a)	1,340	51,510
Landstar System, Inc.	1,860	75,404
Ryder System, Inc.	4,450	194,332
Union Pacific Corp.	1,600	119,472
United Parcel Service, Inc. Class B	24,687	1,604,655
UTI Worldwide, Inc.	5,600	81,816
		3,003,600
Trucking & Leasing – 0.0%
GATX Corp.	1,800	50,868
TOTAL COMMON STOCK (Cost $168,058,634)		181,409,654
TOTAL EQUITIES (Cost $168,058,634)		181,409,654
TOTAL LONG-TERM INVESTMENTS (Cost $168,058,634)		181,409,654
TOTAL INVESTMENTS – 99.6% (Cost $168,058,634) (b)		181,409,654
Other Assets/ (Liabilities) – 0.4%		671,479
NET ASSETS – 100.0%		$182,081,133

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.6%
COMMON STOCK – 94.6%
Aerospace & Defense – 1.9%
Goodrich Corp.	10,319	$751,945
Auto Manufacturers – 1.8%
Navistar International Corp. (a)	14,412	745,244
Automotive & Parts – 4.5%
The Goodyear Tire & Rubber Co. (a)	34,023	363,025
Lear Corp. (a)	8,640	675,389
WABCO Holdings, Inc. (a)	20,620	797,582
		1,835,996
Banks – 4.1%
Comerica, Inc.	15,450	592,662
Fifth Third Bancorp	43,460	552,377
KeyCorp	61,950	524,097
		1,669,136
Beverages – 1.5%
Molson Coors Brewing Co. Class B	13,850	623,388
Biotechnology – 1.0%
Charles River Laboratories International, Inc. (a)	12,860	399,689
Chemicals – 4.2%
Celanese Corp. Series A	30,910	868,262
Intrepid Potash, Inc. (a)	35,190	851,598
		1,719,860
Coal – 1.2%
CONSOL Energy, Inc.	13,200	494,736
Commercial Services – 3.0%
TeleTech Holdings, Inc. (a)	43,008	597,811
Towers Watson & Co. Class A	13,760	612,458
		1,210,269
Diversified Financial – 4.9%
Affiliated Managers Group, Inc. (a)	5,432	384,749
CIT Group, Inc. (a)	11,380	413,777
E*TRADE Financial Corp. (a)	25,350	370,870
Invesco Ltd.	20,990	410,145
Lazard Ltd. Class A	14,060	417,160
		1,996,701
Electric – 6.2%
Cleco Corp.	17,202	491,117
CMS Energy Corp.	60,213	958,591
NRG Energy, Inc. (a)	8,766	198,813
NV Energy, Inc.	51,610	655,447
Pepco Holdings, Inc.	11,760	198,862
		2,502,830
Electrical Components & Equipment – 2.3%
Energizer Holdings, Inc. (a)	7,710	474,319
General Cable Corp. (a)	17,200	456,488
		930,807
Electronics – 3.2%
Agilent Technologies, Inc. (a)	17,203	480,480
Amphenol Corp. Class A	10,317	462,201
Sanmina-SCI Corp. (a)	28,040	352,463
		1,295,144
Engineering & Construction – 1.0%
Foster Wheeler AG (a)	17,970	413,669
Entertainment – 2.0%
Bally Technologies, Inc. (a)	12,090	390,507
Pinnacle Entertainment, Inc. (a)	38,328	415,859
		806,366
Foods – 2.2%
Chiquita Brands International, Inc. (a)	24,260	356,137
Dole Food Co., Inc. (a)	21,340	233,459
The Kroger Co.	13,650	289,107
		878,703
Health Care - Services – 4.9%
Aetna, Inc.	14,330	399,090
DaVita, Inc. (a)	10,380	594,982
Thermo Fisher Scientific, Inc. (a)	11,250	504,675
Universal Health Services, Inc. Class B	13,070	470,128
		1,968,875
Insurance – 8.7%
ACE Ltd.	10,443	554,314
Aon Corp.	11,180	421,151
Assurant, Inc.	24,120	899,435
Everest Re Group Ltd.	13,760	1,068,051
Genworth Financial, Inc. Class A (a)	43,420	589,644
		3,532,595
Internet – 0.7%
McAfee, Inc. (a)	8,811	291,644
Investment Companies – 0.7%
Fifth Street Finance Corp.	25,810	280,297
Machinery - Construction & Mining – 1.1%
Ingersoll-Rand PLC	11,380	426,295
Manufacturing – 2.4%
Tyco International Ltd.	25,800	987,624
Media – 1.6%
Cablevision Systems Corp. Class A	24,320	666,611
Oil & Gas – 6.2%
Bill Barrett Corp. (a)	7,600	268,888
Ensco PLC Sponsored ADR (United Kingdom)	9,560	399,704
EQT Corp.	11,180	410,082
Noble Energy, Inc.	8,640	579,398
Range Resources Corp.	6,908	256,425
Ultra Petroleum Corp. (a)	13,940	590,638
		2,505,135
Oil & Gas Services – 0.9%
Tidewater, Inc.	8,600	352,428
Packaging & Containers – 1.2%
Owens-IIlinois, Inc. (a)	17,210	475,856
Pharmaceuticals – 2.5%
Biovail Corp.	20,700	453,123
Hospira, Inc. (a)	10,380	540,798
		993,921
Real Estate – 0.6%
Starwood Property Trust, Inc.	13,760	244,378
Real Estate Investment Trusts (REITS) – 2.2%
BioMed Realty Trust, Inc.	20,646	372,454

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ProLogis	47,180	$512,375
		884,829
Retail – 5.4%
Abercrombie & Fitch Co. Class A	11,200	413,728
Bed Bath & Beyond, Inc. (a)	10,320	390,921
Brinker International, Inc.	24,080	378,538
Chico's FAS, Inc.	15,480	145,048
The Children's Place Retail Store, Inc. (a)	7,460	312,201
Phillips-Van Heusen Corp.	10,310	534,986
		2,175,422
Savings & Loans – 1.0%
NewAlliance Bancshares, Inc.	34,407	418,733
Semiconductors – 1.9%
Lam Research Corp. (a)	9,290	391,945
Teradyne, Inc. (a)	34,480	371,005
		762,950
Software – 1.0%
Electronic Arts, Inc. (a)	25,848	411,759
Telecommunications – 2.0%
Harris Corp.	8,420	374,942
NII Holdings, Inc. (a)	12,080	452,517
		827,459
Textiles – 1.0%
Mohawk Industries, Inc. (a)	8,600	420,798
Toys, Games & Hobbies – 1.4%
Mattel, Inc.	25,970	549,525
Transportation – 1.2%
J.B. Hunt Transport Services, Inc.	13,760	488,342
Trucking & Leasing – 1.0%
Aircastle Ltd.	43,020	393,203
TOTAL COMMON STOCK (Cost $35,173,782)		38,333,162
TOTAL EQUITIES (Cost $35,173,782)		38,333,162
TOTAL LONG-TERM INVESTMENTS (Cost $35,173,782)		38,333,162
TOTAL INVESTMENTS – 94.6% (Cost $35,173,782) (b)		38,333,162
Other Assets/ (Liabilities) – 5.4%		2,195,862
NET ASSETS – 100.0%		$40,529,024

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.5%
COMMON STOCK – 99.5%
Advertising – 0.1%
Harte-Hanks, Inc.	6,055	$68,300
Aerospace & Defense – 1.7%
AAR Corp. (a)	1,750	29,400
BE Aerospace, Inc. (a)	31,889	937,537
Cubic Corp.	3,137	127,111
GenCorp, Inc. (a)	11,390	59,911
Teledyne Technologies, Inc. (a)	100	4,103
Triumph Group, Inc.	2,413	183,147
		1,341,209
Agriculture – 0.2%
Alliance One International, Inc. (a)	8,760	33,025
The Andersons, Inc.	940	32,308
Universal Corp.	2,156	95,619
		160,952
Airlines – 0.5%
Alaska Air Group, Inc. (a)	2,390	123,300
Allegiant Travel Co.	2,208	98,013
Hawaiian Holdings, Inc. (a)	14,104	84,624
JetBlue Airways Corp. (a)	1,510	9,709
Pinnacle Airlines Corp. (a)	3,050	16,928
UAL Corp. (a)	2,630	62,436
		395,010
Apparel – 0.7%
Carter's, Inc. (a)	4,025	97,566
Deckers Outdoor Corp. (a)	2,600	132,314
Perry Ellis International, Inc. (a)	3,221	72,118
Steven Madden Ltd. (a)	381	14,718
The Timberland Co. Class A (a)	7,529	132,661
The Warnaco Group, Inc. (a)	2,950	123,222
Wolverine World Wide, Inc.	20	572
		573,171
Auto Manufacturers – 0.2%
Oshkosh Corp. (a)	3,500	120,330
Automotive & Parts – 0.6%
Cooper Tire & Rubber Co.	4,470	96,597
Dana Holding Corp. (a)	27,520	326,937
Standard Motor Products, Inc.	2,940	28,812
		452,346
Banks – 3.0%
Alliance Financial Corp.	849	25,334
Banco Latinoamericano de Comercio Exterior SA	5,989	74,084
Banco Macro SA Class B Sponsored ADR (Argentina)	3,246	123,251
BBVA Banco Frances SA Sponsored ADR (Argentina)	3,290	25,991
Cass Information Systems, Inc.	241	8,372
Century Bancorp, Inc. Class A	960	20,621
City Holding Co.	1,280	37,696
First Midwest Bancorp, Inc.	19,410	244,178
FirstMerit Corp.	11,370	224,103
Hancock Holding Co.	9,267	282,736
IBERIABANK Corp.	8,281	430,281
International Bancshares Corp.	3,040	52,714
National Bankshares, Inc.	740	19,151
Northrim BanCorp, Inc.	1,360	23,936
Northwest Bancshares, Inc.	18,220	221,008
Synovus Financial Corp.	119,610	313,378
Westamerica Bancorp.	4,190	225,254
		2,352,088
Beverages – 0.1%
Cott Corp. (a)	9,688	57,547
Biotechnology – 1.1%
Acorda Therapeutics, Inc. (a)	6,127	198,147
Bio-Rad Laboratories, Inc. Class A (a)	90	7,992
Cambrex Corp. (a)	8,043	28,553
Harvard Bioscience, Inc. (a)	5,820	21,010
Integra LifeSciences Holdings (a)	9,353	337,924
Martek Biosciences Corp. (a)	7,048	145,823
PDL BioPharma, Inc.	19,646	122,198
Sinovac Biotech Ltd. (a)	4,480	19,040
		880,687
Building Materials – 0.9%
AAON, Inc.	2,922	72,641
Apogee Enterprises, Inc.	4,036	45,445
Comfort Systems USA, Inc.	7,306	83,361
Eagle Materials, Inc.	16,621	406,550
Gibraltar Industries, Inc. (a)	3,040	32,802
Interline Brands, Inc. (a)	2,504	45,297
Quanex Building Products Corp.	1,230	21,636
		707,732
Chemicals – 2.1%
A. Schulman, Inc.	3,164	61,983
Arch Chemicals, Inc.	230	7,882
Ashland, Inc.	2,687	136,634
Cytec Industries, Inc.	9,960	497,203
Hawkins, Inc.	2,686	87,188
Innophos Holdings, Inc.	7,156	209,742
Innospec, Inc. (a)	1,500	16,500
KMG Chemicals, Inc.	1,720	26,092
Minerals Technologies, Inc.	2,488	129,799
NewMarket Corp.	936	100,330
OM Group, Inc. (a)	2,390	64,530
Omnova Solutions, Inc. (a)	5,910	46,098
PolyOne Corp. (a)	10,055	103,667
Stepan Co.	889	58,683
W.R. Grace & Co. (a)	4,060	104,220
		1,650,551
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	5,410	83,044
Commercial Services – 5.6%
Advance America Cash Advance Centers, Inc.	16,039	63,194

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AMN Healthcare Services, Inc. (a)	4,512	$27,162
Avis Budget Group, Inc. (a)	14,404	177,745
Bridgepoint Education, Inc. (a)	2,560	47,488
Capella Education Co. (a)	6,665	619,312
Career Education Corp. (a)	4,060	99,186
Chemed Corp.	1,880	99,490
Consolidated Graphics, Inc. (a)	2,010	86,370
Convergys Corp. (a)	7,363	82,245
Corinthian Colleges, Inc. (a)	8,790	79,989
Corvel Corp. (a)	530	21,089
CPI Corp.	700	17,388
Deluxe Corp.	9,312	191,641
Donnelley (R.R.) & Sons Co.	6,121	103,261
Education Management Corp. (a)	19,510	308,063
Emergency Medical Services Corp. Class A (a)	2,545	113,863
Euronet Worldwide, Inc. (a)	290	4,553
Forrester Research, Inc. (a)	1,680	54,230
Global Cash Access Holdings, Inc. (a)	12,217	50,212
Great Lakes Dredge & Dock Co.	3,060	17,136
Healthspring, Inc. (a)	6,656	125,133
Hillenbrand, Inc.	1,739	38,414
HMS Holdings Corp. (a)	7,430	418,457
Kendle International, Inc. (a)	1,116	13,738
Korn/Ferry International (a)	8,330	117,036
Lincoln Educational Services Corp. (a)	2,320	48,929
MAXIMUS, Inc.	1,410	84,868
Net 1 UEPS Technologies, Inc. (a)	9,293	135,213
Pre-Paid Legal Services, Inc. (a)	1,679	82,372
Providence Service Corp. (a)	1,160	16,704
Rent-A-Center, Inc. (a)	8,183	179,944
Resources Connection, Inc. (a)	12,936	168,039
Teekay Offshore Partners LP	1,980	45,580
TeleTech Holdings, Inc. (a)	9,831	136,651
TNS, Inc. (a)	2,699	53,035
TrueBlue, Inc. (a)	8,390	107,979
Valassis Communications, Inc. (a)	3,460	119,612
VistaPrint NV (a)	5,917	195,557
		4,350,878
Computers – 2.3%
CACI International, Inc. Class A (a)	10,730	504,524
Diebold, Inc.	680	19,462
DST Systems, Inc.	3,216	132,113
iGate Corp.	1,884	33,441
Jack Henry & Associates, Inc.	2,749	69,825
Manhattan Associates, Inc. (a)	5,775	155,116
MICROS Systems, Inc. (a)	1,241	44,403
MTS Systems Corp.	200	5,786
Ness Technologies, Inc. (a)	7,675	34,307
NetScout Systems, Inc. (a)	1,160	18,386
Quantum Corp. (a)	6,700	10,720
Rimage Corp. (a)	1,270	21,438
Synaptics, Inc. (a)	17,663	552,852
Syntel, Inc.	800	33,008
Unisys Corp. (a)	1,728	46,673
Virtusa Corp. (a)	7,421	79,108
		1,761,162
Cosmetics & Personal Care – 0.0%
Inter Parfums, Inc.	220	3,839
Distribution & Wholesale – 1.5%
Brightpoint, Inc. (a)	7,870	62,330
Fossil, Inc. (a)	9,753	386,219
Pool Corp.	18,326	405,554
Tech Data Corp. (a)	4,249	168,091
United Stationers, Inc. (a)	720	38,988
WESCO International, Inc. (a)	2,357	84,687
		1,145,869
Diversified Financial – 2.6%
Altisource Portfolio Solutions SA (a)	3,600	102,132
BGC Partners, Inc. Class A	8,280	44,878
Calamos Asset Management, Inc. Class A	1,490	15,496
Credit Acceptance Corp. (a)	1,200	67,176
Encore Capital Group, Inc. (a)	3,770	82,940
Federal Agricultural Mortgage Corp. Class C	3,220	48,107
Investment Technology Group, Inc. (a)	1,929	30,305
Knight Capital Group, Inc. Class A (a)	22,003	316,403
LaBranche & Co., Inc. (a)	8,100	30,699
MF Global Holdings Ltd. (a)	63,991	411,462
Nelnet, Inc. Class A	7,086	142,854
Ocwen Financial Corp. (a)	1,710	18,058
optionsXpress Holdings, Inc. (a)	19,549	304,964
Rodman & Renshaw Capital Group, Inc. (a)	11,240	33,495
Stifel Financial Corp. (a)	5,615	260,199
Student Loan Corp.	812	20,381
World Acceptance Corp. (a)	3,286	136,139
		2,065,688
Electric – 1.3%
Avista Corp.	1,316	27,531
Cia Paranaense de Energia Sponsored ADR (Brazil)	8,037	176,171
El Paso Electric Co. (a)	4,627	99,481
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	2,920	20,586
Integrys Energy Group, Inc.	1,750	82,863
NorthWestern Corp.	10,910	307,662
Unisource Energy Corp.	530	17,108
Westar Energy, Inc.	12,805	305,783
		1,037,185

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 1.6%
China Sunergy Co. Ltd. (a)	17,030	$74,081
EnerSys (a)	5,241	126,937
Fushi Copperweld, Inc. (a)	3,600	30,456
Generac Holdings, Inc. (a)	16,080	237,502
General Cable Corp. (a)	4,940	131,108
Greatbatch, Inc. (a)	12,035	271,750
Harbin Electric, Inc. (a)	2,490	45,741
Hubbell, Inc. Class B	2,960	139,682
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	8,540	50,813
Powell Industries, Inc. (a)	4,107	134,956
		1,243,026
Electronics – 1.5%
AVX Corp.	7,550	106,304
Benchmark Electronics, Inc. (a)	248	4,142
Celestica, Inc. (a)	3,260	29,014
Checkpoint Systems, Inc. (a)	1,710	34,149
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,568	21,123
CTS Corp.	1,830	17,111
Imax Corp. (a)	19,870	307,389
Jinpan International Ltd.	5,860	72,019
Multi-Fineline Electronix, Inc. (a)	4,925	124,799
Park Electrochemical Corp.	230	6,311
Spectrum Control, Inc. (a)	2,670	40,290
Thomas & Betts Corp. (a)	4,063	161,057
TTM Technologies, Inc. (a)	9,428	96,637
Vishay Intertechnology, Inc. (a)	13,650	115,888
Watts Water Technologies, Inc. Class A	2,130	68,586
		1,204,819
Energy - Alternate Sources – 0.2%
China Integrated Energy, Inc. (a)	1,270	10,782
GT Solar International, Inc. (a)	17,696	114,670
		125,452
Engineering & Construction – 1.1%
Chicago Bridge & Iron Co. NV (a)	3,720	83,737
Dycom Industries, Inc. (a)	11,024	99,767
Emcor Group, Inc. (a)	5,494	142,899
Layne Christensen Co. (a)	680	17,143
Michael Baker Corp. (a)	2,345	90,986
Sterling Construction Co., Inc. (a)	2,500	30,975
Tutor Perini Corp. (a)	19,909	383,846
		849,353
Entertainment – 1.0%
Bally Technologies, Inc. (a)	21,042	679,656
National CineMedia, Inc.	1,436	25,762
Speedway Motorsports, Inc.	3,357	46,058
		751,476
Environmental Controls – 0.7%
Darling International, Inc. (a)	10,330	84,293
TetraTech, Inc. (a)	400	8,388
Waste Connections, Inc. (a)	12,465	475,789
		568,470
Foods – 2.1%
Cal-Maine Foods, Inc.	2,266	71,583
Corn Products International, Inc.	2,850	95,019
Del Monte Foods Co.	5,770	80,088
Flowers Foods, Inc.	22,220	538,391
Fresh Del Monte Produce, Inc. (a)	1,880	39,179
Lancaster Colony Corp.	501	26,012
M&F Worldwide Corp. (a)	1,995	56,219
Nash Finch Co.	1,252	49,229
Overhill Farms, Inc. (a)	3,500	18,200
Sanderson Farms, Inc.	2,230	104,252
Seaboard Corp.	35	53,130
TreeHouse Foods, Inc. (a)	10,093	481,335
		1,612,637
Forest Products & Paper – 0.9%
Boise, Inc. (a)	10,010	59,960
Buckeye Technologies, Inc. (a)	8,900	101,015
Clearwater Paper Corp. (a)	1,520	93,678
Domtar Corp.	1,710	100,035
KapStone Paper and Packaging Corp. (a)	5,460	62,462
P.H. Glatfelter Co.	5,840	66,751
Potlatch Corp.	1,210	44,843
Rock-Tenn Co. Class A	2,637	140,341
		669,085
Gas – 1.1%
AGL Resources, Inc.	2,557	97,166
Atmos Energy Corp.	4,435	128,615
The Laclede Group, Inc.	1,920	67,085
Nicor, Inc.	2,250	98,527
PAA Natural Gas Storage LP	10,500	271,215
Southwest Gas Corp.	4,836	155,574
WGL Holdings, Inc.	1,250	45,100
		863,282
Hand & Machine Tools – 0.5%
Franklin Electric Co., Inc.	640	19,680
Regal-Beloit Corp.	6,142	373,618
		393,298
Health Care - Products – 3.0%
American Medical Systems Holdings, Inc. (a)	4,274	95,567
Atrion Corp.	334	48,233
Bruker Corp. (a)	7,745	102,002
The Cooper Cos., Inc.	560	21,762
Dexcom, Inc. (a)	10,440	116,510
Hanger Orthopedic Group, Inc. (a)	750	12,862
Hill-Rom Holdings, Inc.	2,197	72,589
Immucor, Inc. (a)	770	14,799
Invacare Corp.	5,509	131,279
Kensey Nash Corp. (a)	2,994	70,359
Kinetic Concepts, Inc. (a)	3,710	131,742
Merit Medical Systems, Inc. (a)	6,940	117,425
Natus Medical, Inc. (a)	10,749	157,795
NuVasive, Inc. (a)	5,782	189,476
Orthofix International NV (a)	7,226	218,803
Quidel Corp. (a)	4,830	59,892

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steris Corp.	3,494	$111,074
Symmetry Medical, Inc. (a)	3,957	38,502
Thoratec Corp. (a)	7,440	273,643
Utah Medical Products, Inc.	760	18,894
Volcano Corp. (a)	13,052	288,058
Young Innovations, Inc.	830	22,161
		2,313,427
Health Care - Services – 3.3%
Allied Healthcare International, Inc. (a)	7,460	18,501
Almost Family, Inc. (a)	1,100	28,908
Amedisys, Inc. (a)	2,640	69,353
America Service Group, Inc.	2,499	44,082
AMERIGROUP Corp. (a)	3,010	107,638
AmSurg Corp. (a)	6,764	123,916
Assisted Living Concepts, Inc. (a)	130	4,090
Centene Corp. (a)	6,784	144,567
Continucare Corp. (a)	7,140	27,203
The Ensign Group, Inc.	1,283	23,094
Gentiva Health Services, Inc. (a)	4,752	98,034
Health Management Associates, Inc. Class A (a)	90,397	647,243
Healthways, Inc. (a)	2,290	32,610
ICON PLC Sponsored ADR (Ireland) (a)	4,650	109,740
Kindred Healthcare, Inc. (a)	2,290	30,457
LHC Group, Inc. (a)	4,453	102,374
LifePoint Hospitals, Inc. (a)	2,193	67,786
Lincare Holdings, Inc.	5,387	127,995
Magellan Health Services, Inc. (a)	3,876	163,141
MDS, Inc. (a)	940	8,892
Mednax, Inc. (a)	1,215	57,287
Metropolitan Health Networks, Inc. (a)	10,160	38,506
Molina Healthcare, Inc. (a)	5,251	156,532
Nighthawk Radiology Holdings, Inc. (a)	7,679	22,730
NovaMed, Inc. (a)	1,663	13,720
Res-Care, Inc. (a)	3,809	37,404
Sun Healthcare Group, Inc. (a)	10,878	90,070
Triple-S Management Corp. Class B (a)	4,560	90,653
U.S. Physical Therapy, Inc. (a)	3,019	54,916
Universal Health Services, Inc. Class B	1,058	38,056
		2,579,498
Home Furnishing – 0.1%
La-Z-Boy, Inc. (a)	4,790	41,002
Household Products – 0.7%
American Greetings Corp. Class A	3,460	70,895
Blyth, Inc.	2,699	106,746
Central Garden & Pet Co. Class A (a)	11,228	113,515
CSS Industries, Inc.	1,070	19,281
Ennis, Inc.	3,777	63,907
Helen of Troy Ltd. (a)	1,850	44,326
Kid Brands, Inc. (a)	3,760	31,283
Prestige Brands Holdings, Inc. (a)	7,614	62,587
		512,540
Housewares – 0.4%
National Presto Industries, Inc.	1,362	138,910
The Toro Co.	3,308	172,182
		311,092
Insurance – 6.2%
Allied World Assurance Co. Holdings Ltd.	2,520	125,546
Alterra Capital Holdings Ltd.	4,630	89,590
American Equity Investment Life Holding Co.	7,550	81,540
American Physicians Service Group, Inc.	790	20,864
American Safety Insurance Holdings Ltd. (a)	1,430	23,595
AMERISAFE, Inc. (a)	4,537	81,485
Amtrust Financial Services, Inc.	8,543	109,607
Argo Group International Holdings Ltd.	3,231	100,613
Aspen Insurance Holdings Ltd.	5,170	141,399
CNA Surety Corp. (a)	4,698	81,041
CNO Financial Group, Inc. (a)	23,403	125,674
EMC Insurance Group, Inc.	990	22,136
Employers Holdings, Inc.	3,940	61,228
Endurance Specialty Holdings Ltd.	4,316	166,554
Enstar Group Ltd. (a)	1,238	90,040
FBL Financial Group, Inc. Class A	3,380	76,692
First Mercury Financial Corp.	4,596	52,670
Flagstone Reinsurance Holdings SA	7,630	84,235
FPIC Insurance Group, Inc. (a)	2,655	78,455
Greenlight Capital Re Ltd. Class A (a)	4,620	119,150
The Hanover Insurance Group, Inc.	9,512	416,911
Harleysville Group, Inc.	1,820	57,294
Horace Mann Educators Corp.	6,110	102,770
Infinity Property & Casualty Corp.	2,983	143,303
Life Partners Holdings, Inc.	5,359	92,979
Maiden Holdings Ltd.	550	3,773
Meadowbrook Insurance Group, Inc.	5,540	50,746
Mercer Insurance Group, Inc.	1,200	20,016
Mercury General Corp.	2,540	109,550
MGIC Investment Corp. (a)	51,390	441,440
Montpelier Re Holdings Ltd.	7,940	129,104
National Interstate Corp.	1,042	23,247
National Western Life Insurance Co. Class A	239	36,844
The Navigators Group, Inc. (a)	1,230	52,435
OneBeacon Insurance Group Ltd. Class A	4,620	73,412
Platinum Underwriters Holdings Ltd.	4,267	166,754
Primerica, Inc. (a)	340	7,946
ProAssurance Corp. (a)	2,988	177,816
Protective Life Corp.	880	19,791

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Radian Group, Inc.	32,240	$277,264
RLI Corp.	440	24,416
Safety Insurance Group, Inc.	3,664	143,629
Selective Insurance Group, Inc.	1,760	27,386
StanCorp Financial Group, Inc.	3,337	125,772
Symetra Financial Corp.	5,650	65,879
Unitrin, Inc.	5,920	164,517
Universal American Corp. (a)	4,920	82,361
Validus Holdings Ltd.	2,013	50,003
		4,819,472
Internet – 4.0%
Ancestry.com, Inc. (a)	5,530	109,162
AOL, Inc. (a)	4,140	86,609
Blue Coat Systems, Inc. (a)	36,089	790,349
EarthLink, Inc.	16,592	146,507
eResearch Technology, Inc. (a)	9,892	80,125
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	6,952	46,787
GigaMedia Ltd. (a)	7,960	17,114
j2 Global Communications, Inc. (a)	21,696	510,507
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,559	83,138
Perficient, Inc. (a)	2,527	21,859
Saba Software, Inc. (a)	5,410	26,563
Sohu.com, Inc. (a)	2,420	113,789
TIBCO Software, Inc. (a)	61,272	830,848
United Online, Inc.	12,443	78,640
ValueClick, Inc. (a)	13,069	143,106
Web.com Group, Inc. (a)	1,726	5,713
Websense, Inc. (a)	3,963	73,553
		3,164,369
Investment Companies – 1.7%
American Capital Ltd. (a)	18,110	93,991
Apollo Investment Corp.	910	9,191
Ares Capital Corp.	40,259	564,028
BlackRock Kelso Capital Corp.	9,660	103,072
Fifth Street Finance Corp.	20,017	217,385
Gladstone Capital Corp.	6,593	79,973
Gladstone Investment Corp.	4,490	29,634
Hercules Technology Growth Capital, Inc.	4,204	43,974
MCG Capital Corp.	10,423	60,349
PennantPark Investment Corp.	4,101	43,101
TICC Capital Corp.	5,180	45,429
Triangle Capital Corp.	1,770	26,851
		1,316,978
Iron & Steel – 0.0%
Mesabi Trust	1,456	35,410
Leisure Time – 0.2%
Ambassadors Group, Inc.	3,036	34,428
Polaris Industries, Inc.	1,476	88,117
		122,545
Lodging – 0.2%
Ameristar Casinos, Inc.	12,327	194,520
Machinery - Construction & Mining – 0.2%
Terex Corp. (a)	9,040	178,450
Machinery - Diversified – 1.5%
Alamo Group, Inc.	800	18,744
Altra Holdings, Inc. (a)	2,636	38,222
Applied Industrial Technologies, Inc.	1,530	42,840
Briggs & Stratton Corp.	420	7,968
Duoyuan Printing, Inc. (a)	2,200	18,282
DXP Enterprises, Inc. (a)	1,657	34,018
Gardner Denver, Inc.	10,505	533,339
NACCO Industries, Inc. Class A	250	22,260
Wabtec Corp.	9,097	405,817
Zebra Technologies Corp. Class A (a)	650	17,836
		1,139,326
Manufacturing – 1.8%
A.O. Smith Corp.	2,030	111,000
American Railcar Industries, Inc. (a)	1,890	25,799
Ameron International Corp.	243	14,930
AZZ, Inc.	3,148	137,032
Carlisle Cos., Inc.	4,457	150,112
Ceradyne, Inc. (a)	6,072	141,174
China Yuchai International Ltd.	2,240	40,432
EnPro Industries, Inc. (a)	10,653	319,057
FreightCar America, Inc.	6,688	166,063
GP Strategies Corp. (a)	2,870	21,669
Koppers Holdings, Inc.	434	10,781
Myers Industries, Inc.	4,737	37,470
Standex International Corp.	700	21,014
Sturm, Ruger & Co., Inc.	7,552	105,728
Tredegar Corp.	7,017	121,113
		1,423,374
Media – 1.4%
Courier Corp.	337	5,368
Dex One Corp. (a)	1,810	32,797
The Dolan Co. (a)	1,850	21,627
Entercom Communications Corp. Class A (a)	1,650	13,827
FactSet Research Systems, Inc.	7,628	572,100
Gannett Co., Inc.	8,955	118,027
John Wiley & Sons, Inc. Class A	1,219	48,004
Journal Communications, Inc. Class A (a)	4,930	23,467
Lee Enterprises, Inc. (a)	12,840	37,750
The New York Times Co. Class A (a)	4,380	38,281
Scholastic Corp.	3,840	97,267
Sinclair Broadcast Group, Inc. Class A (a)	14,156	85,502
		1,094,017
Metal Fabricate & Hardware – 0.3%
The Timken Co.	4,090	137,506
Valmont Industries, Inc.	1,390	98,759
		236,265
Mining – 0.6%
Compass Minerals International, Inc.	7,120	503,313
Redcorp Ventures Ltd. (a) (b)	89,600	435
		503,748
Oil & Gas – 2.0%
Bill Barrett Corp. (a)	2,110	74,652

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Callon Petroleum Co. (a)	3,570	$20,599
China North East Petroleum Holdings Ltd. (a) (b)	7,520	39,104
Contango Oil & Gas Co. (a)	950	41,648
CVR Energy, Inc. (a)	10,408	84,305
Dominion Resources Black Warrior Trust	1,480	18,988
Gran Tierra Energy, Inc. (a)	5,980	33,368
Gulfport Energy Corp. (a)	5,340	69,741
Holly Corp.	30,412	812,913
Pengrowth Energy Trust	10,600	102,078
Petrobras Argentina SA Sponsored ADR (Argentina)	500	7,320
PetroQuest Energy, Inc. (a)	3,390	22,510
Precision Drilling Corp. (a)	2,190	16,535
PrimeEnergy Corp. (a)	560	10,214
SM Energy Co.	160	6,627
Stone Energy Corp. (a)	1,390	16,346
Unit Corp. (a)	2,040	83,436
VAALCO Energy, Inc. (a)	6,240	37,253
W&T Offshore, Inc.	4,640	42,734
		1,540,371
Oil & Gas Services – 1.1%
Acergy SA Sponsored ADR (Luxembourg)	10,930	178,924
Bolt Technology Corp. (a)	1,994	18,863
Cal Dive International, Inc. (a)	11,051	65,422
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	4,020	77,827
Complete Production Services, Inc. (a)	6,220	119,735
Matrix Service Co. (a)	4,176	40,466
Oil States International, Inc. (a)	4,026	184,955
T-3 Energy Services, Inc. (a)	2,886	73,189
TETRA Technologies, Inc. (a)	5,170	53,871
TGC Industries, Inc. (a)	4,875	16,575
		829,827
Packaging & Containers – 0.7%
Packaging Corporation of America	24,376	585,024
Pharmaceuticals – 4.0%
Biovail Corp.	5,860	128,275
Cardiome Pharma Corp. (a)	5,260	42,764
China Sky One Medical, Inc. (a)	1,380	15,332
Cubist Pharmaceuticals, Inc. (a)	6,231	134,465
Emergent Biosolutions, Inc. (a)	1,610	29,898
Endo Pharmaceuticals Holdings, Inc. (a)	4,856	116,592
Herbalife Ltd.	3,256	161,628
Hi-Tech Pharmacal Co., Inc. (a)	1,540	27,073
Impax Laboratories, Inc. (a)	3,150	51,628
King Pharmaceuticals, Inc. (a)	8,630	75,599
Medicis Pharmaceutical Corp. Class A	4,836	122,593
Par Pharmaceutical Cos., Inc. (a)	3,600	95,040
Perrigo Co.	4,859	272,153
PharMerica Corp. (a)	5,678	74,155
Questcor Pharmaceuticals, Inc. (a)	18,553	208,721
Salix Pharmaceuticals Ltd. (a)	12,940	548,785
Savient Pharmaceuticals, Inc. (a)	26,219	359,200
Sirona Dental Systems, Inc. (a)	1,696	52,203
SXC Health Solutions Corp. (a)	7,480	507,892
Vanda Pharmaceuticals, Inc. (a)	1,520	11,035
ViroPharma, Inc. (a)	6,000	79,020
		3,114,051
Pipelines – 0.5%
MarkWest Energy Partners, LP	12,354	430,166
Real Estate – 0.4%
Forestar Real Esate Group, Inc. (a)	2,009	32,365
Starwood Property Trust, Inc.	10,872	193,087
W.P. Carey & Co. LLC	2,203	67,191
		292,643
Real Estate Investment Trusts (REITS) – 5.9%
Associated Estates Realty Corp.	3,470	48,025
BRE Properties, Inc.	2,770	114,955
CapitalSource, Inc.	42,212	227,101
CBL & Associates Properties, Inc.	7,890	111,012
Chatham Lodging Trust (a)	5,460	82,828
Cogdell Spencer, Inc.	520	3,864
Digital Realty Trust, Inc.	9,788	618,797
Education Realty Trust, Inc.	150	1,043
Essex Property Trust, Inc.	1,120	117,723
Extra Space Storage, Inc.	3,580	55,526
Hatteras Financial Corp.	13,605	403,252
Home Properties, Inc.	2,290	113,744
Hospitality Properties Trust	3,980	81,391
iStar Financial, Inc. (a)	37,560	190,805
LaSalle Hotel Properties	19,450	461,354
LTC Properties, Inc.	4,265	105,132
Mid-America Apartment Communities, Inc.	11,275	636,812
National Health Investors, Inc.	1,748	65,812
Pennsylvania Real Estate Investment Trust	4,730	58,132
PS Business Parks, Inc.	1,860	108,010
Saul Centers, Inc.	180	7,614
Strategic Hotels & Resorts, Inc. (a)	49,360	227,550
Tanger Factory Outlet Centers, Inc.	12,041	538,233
Taubman Centers, Inc.	2,880	118,051
Walter Investment Management Corp.	5,760	99,475
		4,596,241
Retail – 7.8%
Aeropostale, Inc. (a)	5,275	149,968
AFC Enterprises (a)	3,166	29,982
AnnTaylor Stores Corp. (a)	5,040	88,402
Big Lots, Inc. (a)	4,557	156,351
Bob Evans Farms, Inc.	690	18,092

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Books-A-Million, Inc.	2,170	$14,062
Brinker International, Inc.	3,130	49,204
Brown Shoe Co., Inc.	2,330	34,065
Cabela's, Inc. (a)	4,348	67,785
Carrols Restaurant Group, Inc. (a)	2,910	15,074
Cash America International, Inc.	5,028	168,438
The Cato Corp. Class A	7,989	185,984
CEC Entertainment, Inc. (a)	4,772	165,732
The Children's Place Retail Store, Inc. (a)	13,462	563,385
Collective Brands, Inc. (a)	2,140	34,283
Dillard's, Inc. Class A	4,190	96,957
Dress Barn, Inc. (a)	4,612	113,916
DSW, Inc. Class A (a)	3,060	81,427
EZCORP, Inc. (a)	8,800	175,120
The Finish Line, Inc. Class A	8,695	124,425
First Cash Financial Services, Inc. (a)	6,397	153,400
Genesco, Inc. (a)	410	11,189
The Gymboree Corp. (a)	3,484	150,857
Insight Enterprises, Inc. (a)	8,424	122,738
Jack in the Box, Inc. (a)	23,842	491,860
Jo-Ann Stores, Inc. (a)	3,460	144,939
Jones Apparel Group, Inc.	4,090	71,330
Jos. A. Bank Clothiers, Inc. (a)	1,552	91,071
Kirkland's, Inc. (a)	8,783	148,081
P.F. Chang's China Bistro, Inc.	1,135	46,989
Papa John's International, Inc. (a)	5,653	143,190
Phillips-Van Heusen Corp.	15,160	786,652
Ruby Tuesday, Inc. (a)	3,890	39,756
School Specialty, Inc. (a)	8,175	156,715
Select Comfort Corp. (a)	2,510	19,578
Signet Jewelers Ltd. (a)	3,439	102,379
Stage Stores, Inc.	10,087	110,957
Tractor Supply Co.	13,003	903,838
Tuesday Morning Corp. (a)	11,520	50,227
		6,078,398
Savings & Loans – 0.3%
BofI Holding, Inc. (a)	1,380	21,555
First Defiance Financial Corp.	2,718	27,126
First Niagara Financial Group, Inc.	16,890	226,495
		275,176
Semiconductors – 3.5%
Amkor Technology, Inc. (a)	11,080	63,932
Cabot Microelectronics Corp. (a)	1,900	62,111
Fairchild Semiconductor International, Inc. (a)	10,640	96,611
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	18,728	57,308
Integrated Silicon Solution, Inc. (a)	3,250	27,950
Lattice Semiconductor Corp. (a)	11,680	64,941
Micrel, Inc.	9,262	90,027
Microsemi Corp. (a)	1,740	27,770
Netlogic Microsystems, Inc. (a)	16,518	488,272
PMC-Sierra, Inc. (a)	3,240	26,244
QLogic Corp. (a)	18,407	293,040
Semtech Corp. (a)	25,587	444,702
Sigma Designs, Inc. (a)	4,059	41,564
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	3,462	18,349
Skyworks Solutions, Inc. (a)	23,397	410,149
Teradyne, Inc. (a)	7,870	84,681
Tessera Technologies, Inc. (a)	3,591	60,975
Varian Semiconductor Equipment Associates, Inc. (a)	13,862	391,740
		2,750,366
Software – 4.7%
Actuate Corp. (a)	11,599	55,211
Acxiom Corp. (a)	8,450	129,623
American Reprographics Co. (a)	8,969	79,824
Blackboard, Inc. (a)	12,237	464,639
Broadridge Financial Solutions, Inc.	7,913	160,634
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	1,620	46,348
Compuware Corp. (a)	16,172	132,287
Concur Technologies, Inc. (a)	6,280	290,638
CSG Systems International, Inc. (a)	7,292	137,527
Eclipsys Corp. (a)	17,500	344,925
EPIQ Systems, Inc.	290	3,776
Fair Isaac Corp.	7,321	174,606
Ituran Location and Control Ltd.	1,630	23,537
JDA Software Group, Inc. (a)	357	8,390
Lawson Software, Inc. (a)	6,160	49,095
ManTech International Corp. Class A (a)	340	13,481
MedAssets, Inc. (a)	12,538	293,515
MicroStrategy, Inc. Class A (a)	1,973	163,739
Monotype Imaging Holdings, Inc. (a)	2,680	22,298
MSCI, Inc. Class A (a)	21,068	679,864
Patni Computer Systems Ltd. Sponsored ADR (India)	4,881	107,724
Pervasive Software, Inc. (a)	3,920	18,816
Progress Software Corp. (a)	730	21,827
Quest Software, Inc. (a)	7,547	152,148
Satyam Computer Services Ltd. ADR (India) (a)	12,370	61,231
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	3,490	23,139
VeriFone Holdings, Inc. (a)	2,150	47,042
		3,705,884
Telecommunications – 3.9%
Anixter International, Inc. (a)	2,070	100,022

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arris Group, Inc. (a)	48,786	$454,685
Atheros Communications, Inc. (a)	16,797	444,113
Black Box Corp.	2,902	88,337
Cellcom Israel Ltd.	1,790	49,404
Cincinnati Bell, Inc. (a)	44,885	132,860
CommScope, Inc. (a)	2,270	46,172
Comtech Telecommunications (a)	16,202	349,477
HickoryTech Corp.	2,530	19,405
IDT Corp. Class B (a)	240	4,445
InterDigital, Inc. (a)	3,420	93,332
NeuStar, Inc. Class A (a)	23,430	544,279
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	1,440	30,730
NTELOS Holdings Corp.	3,290	61,556
Oplink Communications, Inc. (a)	1,573	25,341
Plantronics, Inc.	4,530	135,764
Polycom, Inc. (a)	6,980	207,166
RF Micro Devices, Inc. (a)	22,800	95,076
Sierra Wireless, Inc. (a)	7,818	72,082
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	1,460	10,541
USA Mobility, Inc.	8,205	121,680
		3,086,467
Textiles – 0.2%
G&K Services, Inc. Class A	2,330	54,219
UniFirst Corp.	1,720	75,611
		129,830
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	3,020	47,656
Transportation – 2.9%
Atlas Air Worldwide Holdings, Inc. (a)	1,580	92,398
Diana Shipping, Inc. (a)	5,154	68,136
Excel Maritime Carriers Ltd. (a)	9,530	58,705
Genesee & Wyoming, Inc. Class A (a)	5,850	239,148
Gulfmark Offshore, Inc. (a)	2,333	68,684
Hub Group, Inc. Class A (a)	18,643	599,373
Kirby Corp. (a)	1,520	58,429
Old Dominion Freight Line, Inc. (a)	21,166	834,575
Paragon Shipping, Inc. Class A	8,920	37,018
Safe Bulkers, Inc.	10,716	84,013
Teekay Tankers Ltd. Class A	6,818	90,952
		2,231,431
Trucking & Leasing – 0.2%
Aircastle Ltd.	4,458	40,746
AMERCO, Inc. (a)	210	14,316
Fly Leasing Ltd. ADR (Bermuda)	1,770	20,709
TAL International Group, Inc.	4,360	117,458
		193,229
Water – 0.4%
Aqua America, Inc.	18,169	354,114
TOTAL COMMON STOCK (Cost $68,560,155)		77,715,393
TOTAL EQUITIES (Cost $68,560,155)		77,715,393
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (b)	300	3
TOTAL RIGHTS (Cost $0)		3
TOTAL LONG-TERM INVESTMENTS (Cost $68,560,155)		77,715,396
	Principal Amount
SHORT-TERM INVESTMENTS – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (c)	$442,651	442,651
TOTAL SHORT-TERM INVESTMENTS (Cost $442,651)		442,651
TOTAL INVESTMENTS – 100.1% (Cost $69,002,806) (d)		78,158,047
Other Assets/ (Liabilities) – (0.1)%		(72,414)
NET ASSETS – 100.0%		$78,085,633

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $442,651. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $452,093.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Advertising – 0.1%
Harte-Hanks, Inc.	14,712	$165,951
Aerospace & Defense – 1.7%
AAR Corp. (a)	4,270	71,736
BE Aerospace, Inc. (a)	80,280	2,360,232
Cubic Corp.	7,630	309,168
GenCorp, Inc. (a)	27,980	147,175
Teledyne Technologies, Inc. (a)	250	10,257
Triumph Group, Inc.	5,870	445,533
		3,344,101
Agriculture – 0.2%
Alliance One International, Inc. (a)	21,340	80,452
The Andersons, Inc.	2,290	78,707
Universal Corp.	5,272	233,813
		392,972
Airlines – 0.5%
Alaska Air Group, Inc. (a)	5,830	300,770
Allegiant Travel Co.	5,380	238,818
Hawaiian Holdings, Inc. (a)	34,351	206,106
JetBlue Airways Corp. (a)	3,650	23,469
Pinnacle Airlines Corp. (a)	7,420	41,181
UAL Corp. (a)	6,400	151,936
		962,280
Apparel – 0.7%
Carter's, Inc. (a)	9,479	229,771
Deckers Outdoor Corp. (a)	6,390	325,187
Perry Ellis International, Inc. (a)	7,840	175,537
Steven Madden Ltd. (a)	936	36,158
The Timberland Co. Class A (a)	18,309	322,604
The Warnaco Group, Inc. (a)	7,210	301,162
Wolverine World Wide, Inc.	30	858
		1,391,277
Auto Manufacturers – 0.1%
Oshkosh Corp. (a)	8,510	292,574
Automotive & Parts – 0.6%
Cooper Tire & Rubber Co.	10,870	234,901
Dana Holding Corp. (a)	69,890	830,293
Standard Motor Products, Inc.	7,160	70,168
		1,135,362
Banks – 3.1%
Alliance Financial Corp.	2,080	62,067
Banco Latinoamericano de Comercio Exterior SA	14,580	180,355
Banco Macro SA Class B Sponsored ADR (Argentina)	7,900	299,963
BBVA Banco Frances SA Sponsored ADR (Argentina)	8,020	63,358
Cass Information Systems, Inc.	580	20,149
Century Bancorp, Inc. Class A	2,340	50,263
City Holding Co.	3,090	91,000
First Midwest Bancorp, Inc.	49,600	623,968
FirstMerit Corp.	29,070	572,970
Hancock Holding Co.	23,610	720,341
IBERIABANK Corp.	21,100	1,096,356
International Bancshares Corp.	7,390	128,143
National Bankshares, Inc.	1,810	46,843
Northrim BanCorp, Inc.	3,300	58,080
Northwest Bancshares, Inc.	46,575	564,955
Synovus Financial Corp.	303,690	795,668
Westamerica Bancorporation	10,620	570,931
		5,945,410
Beverages – 0.1%
Cott Corp. (a)	23,600	140,184
Biotechnology – 1.1%
Acorda Therapeutics, Inc. (a)	15,550	502,887
Bio-Rad Laboratories, Inc. Class A (a)	210	18,648
Cambrex Corp. (a)	19,580	69,509
Harvard Bioscience, Inc. (a)	14,170	51,154
Integra LifeSciences Holdings (a)	23,430	846,526
Martek Biosciences Corp. (a)	17,178	355,413
PDL BioPharma, Inc.	47,738	296,930
Sinovac Biotech Ltd. (a)	10,767	45,760
		2,186,827
Building Materials – 0.9%
AAON, Inc.	7,103	176,581
Apogee Enterprises, Inc.	9,823	110,607
Comfort Systems USA, Inc.	17,785	202,927
Eagle Materials, Inc.	42,230	1,032,946
Gibraltar Industries, Inc. (a)	7,400	79,846
Interline Brands, Inc. (a)	6,160	111,434
Quanex Building Products Corp.	3,000	52,770
		1,767,111
Chemicals – 2.1%
A. Schulman, Inc.	7,687	150,588
Arch Chemicals, Inc.	570	19,534
Ashland, Inc.	6,628	337,034
Cytec Industries, Inc.	24,244	1,210,260
Hawkins, Inc.	6,550	212,613
Innophos Holdings, Inc.	17,403	510,082
Innospec, Inc. (a)	3,660	40,260
KMG Chemicals, Inc.	4,180	63,411
Minerals Technologies, Inc.	6,155	321,106
NewMarket Corp.	2,330	249,753
OM Group, Inc. (a)	5,810	156,870
Omnova Solutions, Inc. (a)	14,320	111,696
PolyOne Corp. (a)	24,490	252,492
Stepan Co.	2,150	141,921
W.R. Grace & Co. (a)	9,870	253,363
		4,030,983
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	13,150	201,853

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 5.5%
Advance America Cash Advance Centers, Inc.	39,040	$153,818
AMN Healthcare Services, Inc. (a)	11,016	66,316
Avis Budget Group, Inc. (a)	35,120	433,381
Bridgepoint Education, Inc. (a)	6,310	117,050
Capella Education Co. (a)	16,900	1,570,348
Career Education Corp. (a)	9,810	239,658
Chemed Corp.	4,570	241,844
Consolidated Graphics, Inc. (a)	4,890	210,123
Convergys Corp. (a)	17,893	199,865
Corinthian Colleges, Inc. (a)	21,290	193,739
Corvel Corp. (a)	1,270	50,533
CPI Corp.	1,650	40,986
Deluxe Corp.	22,624	465,602
Donnelley (R.R.) & Sons Co.	15,040	253,725
Education Management Corp. (a)	49,790	786,184
Emergency Medical Services Corp. Class A (a)	6,200	277,388
Euronet Worldwide, Inc. (a)	700	10,990
Forrester Research, Inc. (a)	4,090	132,025
Global Cash Access Holdings, Inc. (a)	29,756	122,297
Great Lakes Dredge & Dock Co.	7,460	41,776
Healthspring, Inc. (a)	16,121	303,075
Hillenbrand, Inc.	4,200	92,778
HMS Holdings Corp. (a)	18,930	1,066,138
Kendle International, Inc. (a)	2,850	35,084
Korn/Ferry International (a)	21,280	298,984
Lincoln Educational Services Corp. (a)	5,640	118,948
MAXIMUS, Inc.	3,440	207,054
Net 1 UEPS Technologies, Inc. (a)	22,610	328,975
Pre-Paid Legal Services, Inc. (a)	4,090	200,655
Providence Service Corp. (a)	2,840	40,896
Rent-A-Center, Inc. (a)	19,920	438,041
Resources Connection, Inc. (a)	31,447	408,497
Teekay Offshore Partners LP	4,820	110,956
TeleTech Holdings, Inc. (a)	23,877	331,890
TNS, Inc. (a)	6,550	128,707
TrueBlue, Inc. (a)	20,410	262,677
Valassis Communications, Inc. (a)	8,400	290,388
VistaPrint NV (a)	15,233	503,451
		10,774,842
Computers – 2.3%
CACI International, Inc. Class A (a)	27,310	1,284,116
Diebold, Inc.	1,710	48,940
DST Systems, Inc.	7,793	320,136
iGate Corp.	4,450	78,987
Jack Henry & Associates, Inc.	6,687	169,850
Manhattan Associates, Inc. (a)	14,052	377,437
MICROS Systems, Inc. (a)	2,980	106,624
MTS Systems Corp.	500	14,465
Ness Technologies, Inc. (a)	18,690	83,544
NetScout Systems, Inc. (a)	2,850	45,173
Quantum Corp. (a)	16,290	26,064
Rimage Corp. (a)	3,070	51,822
Synaptics, Inc. (a)	44,550	1,394,415
Syntel, Inc.	1,888	77,899
Unisys Corp. (a)	4,190	113,172
Virtusa Corp. (a)	17,980	191,667
		4,384,311
Cosmetics & Personal Care – 0.0%
Inter Parfums, Inc.	540	9,423
Distribution & Wholesale – 1.5%
Brightpoint, Inc. (a)	19,160	151,747
Fossil, Inc. (a)	24,541	971,824
Pool Corp.	46,810	1,035,905
Tech Data Corp. (a)	10,300	407,468
United Stationers, Inc. (a)	1,750	94,763
WESCO International, Inc. (a)	5,670	203,723
		2,865,430
Diversified Financial – 2.7%
Altisource Portfolio Solutions SA (a)	8,780	249,089
BGC Partners, Inc. Class A	20,160	109,267
Calamos Asset Management, Inc. Class A	3,590	37,336
Credit Acceptance Corp. (a)	2,900	162,342
Encore Capital Group, Inc. (a)	9,230	203,060
Federal Agricultural Mortgage Corp. Class C	7,860	117,428
Investment Technology Group, Inc. (a)	4,680	73,523
Knight Capital Group, Inc. Class A (a)	57,125	821,457
LaBranche & Co., Inc. (a)	19,880	75,345
MF Global Holdings Ltd. (a)	163,773	1,053,060
Nelnet, Inc. Class A	17,235	347,458
Ocwen Financial Corp. (a)	4,170	44,035
optionsXpress Holdings, Inc. (a)	49,320	769,392
Rodman & Renshaw Capital Group, Inc. (a)	27,500	81,950
Stifel Financial Corp. (a)	14,270	661,272
Student Loan Corp.	2,150	53,965
World Acceptance Corp. (a)	7,985	330,819
		5,190,798
Electric – 1.3%
Avista Corp.	3,108	65,019
Cia Paranaense de Energia Sponsored ADR (Brazil)	19,460	426,563
El Paso Electric Co. (a)	11,260	242,090
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	7,128	50,252
Integrys Energy Group, Inc.	4,250	201,238
NorthWestern Corp.	27,880	786,216
Unisource Energy Corp.	1,270	40,996

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Westar Energy, Inc.	32,800	$783,264
		2,595,638
Electrical Components & Equipment – 1.6%
China Sunergy Co. Ltd. (a)	41,600	180,960
EnerSys (a)	12,766	309,192
Fushi Copperweld, Inc. (a)	8,810	74,533
Generac Holdings, Inc. (a)	41,060	606,456
General Cable Corp. (a)	12,000	318,480
Greatbatch, Inc. (a)	30,510	688,916
Harbin Electric, Inc. (a)	6,180	113,527
Hubbell, Inc. Class B	7,140	336,937
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	20,960	124,712
Powell Industries, Inc. (a)	10,018	329,191
		3,082,904
Electronics – 1.5%
AVX Corp.	18,390	258,931
Benchmark Electronics, Inc. (a)	600	10,020
Celestica, Inc. (a)	7,880	70,132
Checkpoint Systems, Inc. (a)	4,200	83,874
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	8,680	51,386
CTS Corp.	4,520	42,262
Imax Corp. (a)	51,080	790,208
Jinpan International Ltd.	14,180	174,272
Multi-Fineline Electronix, Inc. (a)	12,060	305,600
Park Electrochemical Corp.	560	15,366
Spectrum Control, Inc. (a)	6,530	98,538
Thomas & Betts Corp. (a)	10,044	398,144
TTM Technologies, Inc. (a)	22,950	235,238
Vishay Intertechnology, Inc. (a)	32,210	273,463
Vishay Precision Group, Inc. (a)	8	101
Watts Water Technologies, Inc. Class A	5,180	166,796
		2,974,331
Energy - Alternate Sources – 0.1%
China Integrated Energy, Inc. (a)	2,990	25,385
GT Solar International, Inc. (a)	43,110	279,353
		304,738
Engineering & Construction – 1.1%
Chicago Bridge & Iron Co. NV (a)	9,110	205,066
Dycom Industries, Inc. (a)	26,680	241,454
Emcor Group, Inc. (a)	13,486	350,771
Layne Christensen Co. (a)	1,670	42,101
Michael Baker Corp. (a)	5,655	219,414
Sterling Construction Co., Inc. (a)	6,080	75,331
Tutor Perini Corp. (a)	48,635	937,683
		2,071,820
Entertainment – 1.0%
Bally Technologies, Inc. (a)	53,940	1,742,262
National CineMedia, Inc.	3,490	62,611
Speedway Motorsports, Inc.	8,180	112,229
		1,917,102
Environmental Controls – 0.7%
Darling International, Inc. (a)	25,280	206,285
TetraTech, Inc. (a)	980	20,550
Waste Connections, Inc. (a)	31,810	1,214,188
		1,441,023
Foods – 2.1%
Cal-Maine Foods, Inc.	5,520	174,377
Corn Products International, Inc.	6,730	224,378
Del Monte Foods Co.	14,050	195,014
Flowers Foods, Inc.	56,860	1,377,718
Fresh Del Monte Produce, Inc. (a)	4,570	95,239
Lancaster Colony Corp.	1,210	62,823
M&F Worldwide Corp. (a)	4,842	136,448
Nash Finch Co.	2,960	116,387
Overhill Farms, Inc. (a)	8,500	44,200
Sanderson Farms, Inc.	5,440	254,320
Seaboard Corp.	70	106,260
TreeHouse Foods, Inc. (a)	25,600	1,220,864
		4,008,028
Forest Products & Paper – 0.8%
Boise, Inc. (a)	24,320	145,677
Buckeye Technologies, Inc. (a)	21,630	245,500
Clearwater Paper Corp. (a)	3,680	226,798
Domtar Corp.	4,140	242,190
KapStone Paper and Packaging Corp. (a)	13,300	152,152
P.H. Glatfelter Co.	14,350	164,021
Potlatch Corp.	2,930	108,586
Rock-Tenn Co. Class A	6,426	341,992
		1,626,916
Gas – 1.1%
AGL Resources, Inc.	6,200	235,600
Atmos Energy Corp.	10,890	315,810
The Laclede Group, Inc.	4,690	163,869
Nicor, Inc.	5,480	239,969
PAA Natural Gas Storage LP	27,400	707,742
Southwest Gas Corp.	11,780	378,962
WGL Holdings, Inc.	3,060	110,405
		2,152,357
Hand & Machine Tools – 0.5%
Franklin Electric Co., Inc.	1,550	47,662
Regal-Beloit Corp.	15,700	955,031
		1,002,693
Health Care - Products – 3.0%
American Medical Systems Holdings, Inc. (a)	10,350	231,426
Atrion Corp.	930	134,301
Bruker Corp. (a)	18,860	248,386
The Cooper Cos., Inc.	1,360	52,850
Dexcom, Inc. (a)	26,700	297,972
Hanger Orthopedic Group, Inc. (a)	1,870	32,070
Hill-Rom Holdings, Inc.	5,343	176,533
Immucor, Inc. (a)	1,870	35,941
Invacare Corp.	13,408	319,513
Kensey Nash Corp. (a)	7,225	169,787

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kinetic Concepts, Inc. (a)	9,006	$319,803
Merit Medical Systems, Inc. (a)	16,930	286,456
Natus Medical, Inc. (a)	27,326	401,146
NuVasive, Inc. (a)	14,650	480,080
Orthofix International NV (a)	18,370	556,244
Quidel Corp. (a)	11,270	139,748
Steris Corp.	8,480	269,579
Symmetry Medical, Inc. (a)	9,690	94,284
Thoratec Corp. (a)	18,700	687,786
Utah Medical Products, Inc.	1,860	46,240
Volcano Corp. (a)	33,570	740,890
Young Innovations, Inc.	2,030	54,201
		5,775,236
Health Care - Services – 3.3%
Allied Healthcare International, Inc. (a)	18,160	45,037
Almost Family, Inc. (a)	2,620	68,854
Amedisys, Inc. (a)	6,430	168,916
America Service Group, Inc.	6,090	107,428
AMERIGROUP Corp. (a)	7,310	261,406
AmSurg Corp. (a)	16,486	302,024
Assisted Living Concepts, Inc. (a)	300	9,438
Centene Corp. (a)	16,745	356,836
Continucare Corp. (a)	17,380	66,218
The Ensign Group, Inc.	3,280	59,040
Gentiva Health Services, Inc. (a)	11,478	236,791
Health Management Associates, Inc. Class A (a)	229,060	1,640,070
Healthways, Inc. (a)	5,585	79,530
ICON PLC Sponsored ADR (Ireland) (a)	10,960	258,656
Kindred Healthcare, Inc. (a)	5,560	73,948
LHC Group, Inc. (a)	10,796	248,200
LifePoint Hospitals, Inc. (a)	5,268	162,834
Lincare Holdings, Inc.	13,114	311,589
Magellan Health Services, Inc. (a)	9,433	397,035
MDS, Inc. (a)	2,160	20,434
Mednax, Inc. (a)	2,950	139,092
Metropolitan Health Networks, Inc. (a)	24,750	93,802
Molina Healthcare, Inc. (a)	12,762	380,435
Nighthawk Radiology Holdings, Inc. (a)	18,680	55,293
NovaMed, Inc. (a)	4,093	33,767
Res-Care, Inc. (a)	9,260	90,933
Sun Healthcare Group, Inc. (a)	26,490	219,337
Triple-S Management Corp. Class B (a)	11,408	226,791
U.S. Physical Therapy, Inc. (a)	7,350	133,696
Universal Health Services, Inc. Class B	2,620	94,241
		6,341,671
Home Furnishing – 0.1%
La-Z-Boy, Inc. (a)	11,680	99,981
Household Products – 0.6%
American Greetings Corp. Class A	8,410	172,321
Blyth, Inc.	6,577	260,120
Central Garden & Pet Co. Class A (a)	27,328	276,286
CSS Industries, Inc.	2,600	46,852
Ennis, Inc.	9,178	155,292
Helen of Troy Ltd. (a)	4,510	108,060
Kid Brands, Inc. (a)	9,182	76,394
Prestige Brands Holdings, Inc. (a)	18,430	151,495
		1,246,820
Housewares – 0.4%
National Presto Industries, Inc.	3,281	334,629
The Toro Co.	8,033	418,118
		752,747
Insurance – 6.1%
Allied World Assurance Co. Holdings Ltd.	6,171	307,439
Alterra Capital Holdings Ltd.	11,250	217,687
American Equity Investment Life Holding Co.	18,300	197,640
American Physicians Service Group, Inc.	1,920	50,707
American Safety Insurance Holdings Ltd. (a)	3,490	57,585
AMERISAFE, Inc. (a)	11,163	200,487
Amtrust Financial Services, Inc.	20,252	259,833
Argo Group International Holdings Ltd.	7,870	245,072
Aspen Insurance Holdings Ltd.	12,760	348,986
CNA Surety Corp. (a)	11,450	197,512
CNO Financial Group, Inc. (a)	56,540	303,620
EMC Insurance Group, Inc.	2,410	53,888
Employers Holdings, Inc.	9,540	148,252
Endurance Specialty Holdings Ltd.	10,344	399,175
Enstar Group Ltd. (a)	3,010	218,917
FBL Financial Group, Inc. Class A	8,250	187,192
First Mercury Financial Corp.	11,287	129,349
Flagstone Reinsurance Holdings SA	18,680	206,227
FPIC Insurance Group, Inc. (a)	6,265	185,131
Greenlight Capital Re Ltd. Class A (a)	11,290	291,169
The Hanover Insurance Group, Inc.	24,040	1,053,673
Harleysville Group, Inc.	4,431	139,488
Horace Mann Educators Corp.	14,840	249,609
Infinity Property & Casualty Corp.	7,254	348,482
Life Partners Holdings, Inc.	13,084	227,007
Maiden Holdings Ltd.	1,340	9,192
Meadowbrook Insurance Group, Inc.	13,580	124,393
Mercer Insurance Group, Inc.	2,910	48,539
Mercury General Corp.	6,140	264,818
MGIC Investment Corp. (a)	131,200	1,127,008
Montpelier Re Holdings Ltd.	19,300	313,818
National Interstate Corp.	2,550	56,891
National Western Life Insurance Co. Class A	580	89,413

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Navigators Group, Inc. (a)	2,980	$127,037
OneBeacon Insurance Group Ltd. Class A	11,280	179,239
Platinum Underwriters Holdings Ltd.	10,300	402,524
Primerica, Inc. (a)	830	19,397
ProAssurance Corp. (a)	7,301	434,483
Protective Life Corp.	2,140	48,129
Radian Group, Inc.	81,870	704,082
RLI Corp.	1,040	57,710
Safety Insurance Group, Inc.	8,908	349,194
Selective Insurance Group, Inc.	4,270	66,441
StanCorp Financial Group, Inc.	8,084	304,686
Symetra Financial Corp.	13,730	160,092
Unitrin, Inc.	14,410	400,454
Universal American Corp. (a)	12,000	200,880
Validus Holdings Ltd.	4,796	119,133
		11,831,680
Internet – 4.1%
Ancestry.com, Inc. (a)	14,100	278,334
AOL, Inc. (a)	10,050	210,246
Blue Coat Systems, Inc. (a)	92,090	2,016,771
EarthLink, Inc.	40,397	356,706
eResearch Technology, Inc. (a)	24,142	195,550
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	16,920	113,872
GigaMedia Ltd. (a)	19,670	42,291
j2 Global Communications, Inc. (a)	54,595	1,284,620
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	8,680	202,765
Perficient, Inc. (a)	6,150	53,197
Saba Software, Inc. (a)	13,160	64,616
Sohu.com, Inc. (a)	5,920	278,358
TIBCO Software, Inc. (a)	154,680	2,097,461
United Online, Inc.	30,293	191,452
ValueClick, Inc. (a)	31,670	346,786
Web.com Group, Inc. (a)	4,200	13,902
Websense, Inc. (a)	9,650	179,104
		7,926,031
Investment Companies – 1.7%
American Capital Ltd. (a)	44,140	229,086
Apollo Investment Corp.	2,210	22,321
Ares Capital Corp.	102,173	1,431,444
BlackRock Kelso Capital Corp.	23,330	248,931
Fifth Street Finance Corp.	49,700	539,742
Gladstone Capital Corp.	15,970	193,716
Gladstone Investment Corp.	10,910	72,006
Hercules Technology Growth Capital, Inc.	10,010	104,705
MCG Capital Corp.	25,440	147,298
PennantPark Investment Corp.	9,850	103,523
TICC Capital Corp.	12,440	109,099
Triangle Capital Corp.	4,320	65,534
		3,267,405
Iron & Steel – 0.0%
Mesabi Trust	3,568	86,774
Leisure Time – 0.1%
Ambassadors Group, Inc.	7,390	83,803
Polaris Industries, Inc.	3,600	214,920
		298,723
Lodging – 0.3%
Ameristar Casinos, Inc.	31,690	500,068
Machinery - Construction & Mining – 0.2%
Terex Corp. (a)	22,760	449,282
Machinery - Diversified – 1.5%
Alamo Group, Inc.	1,970	46,157
Altra Holdings, Inc. (a)	6,389	92,640
Applied Industrial Technologies, Inc.	3,700	103,600
Briggs & Stratton Corp.	1,030	19,539
Duoyuan Printing, Inc. (a)	5,400	44,874
DXP Enterprises, Inc. (a)	4,027	82,674
Gardner Denver, Inc.	26,636	1,352,310
NACCO Industries, Inc. Class A	638	56,808
Wabtec Corp.	23,090	1,030,045
Zebra Technologies Corp. Class A (a)	1,600	43,904
		2,872,551
Manufacturing – 1.8%
A.O. Smith Corp.	4,920	269,026
American Railcar Industries, Inc. (a)	4,560	62,244
Ameron International Corp.	600	36,864
AZZ, Inc.	7,662	333,527
Carlisle Cos., Inc.	10,820	364,418
Ceradyne, Inc. (a)	14,870	345,727
China Yuchai International Ltd.	5,430	98,012
EnPro Industries, Inc. (a)	26,896	805,535
FreightCar America, Inc.	16,945	420,744
GP Strategies Corp. (a)	6,980	52,699
Koppers Holdings, Inc.	1,050	26,082
Myers Industries, Inc.	11,485	90,846
Standex International Corp.	1,770	53,135
Sturm, Ruger & Co., Inc.	18,360	257,040
Tredegar Corp.	17,080	294,801
		3,510,700
Media – 1.4%
Courier Corp.	780	12,425
Dex One Corp. (a)	4,410	79,909
Dolan Media Co. (a)	4,560	53,306
Entercom Communications Corp. Class A (a)	4,020	33,688
FactSet Research Systems, Inc.	19,300	1,447,500
Gannett Co., Inc.	21,750	286,665
John Wiley & Sons, Inc. Class A	2,960	116,565
Journal Communications, Inc. Class A (a)	12,000	57,120
Lee Enterprises, Inc. (a)	31,250	91,875
The New York Times Co. Class A (a)	10,750	93,955
Scholastic Corp.	9,350	236,836
Sinclair Broadcast Group, Inc. Class A (a)	34,392	207,728
		2,717,572
Metal Fabricate & Hardware – 0.3%
The Timken Co.	9,940	334,183

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valmont Industries, Inc.	3,370	$239,438
		573,621
Mining – 0.6%
Compass Minerals International, Inc.	17,940	1,268,179
Redcorp Ventures Ltd. (a) (b)	338,800	1,646
		1,269,825
Oil & Gas – 2.0%
Bill Barrett Corp. (a)	4,970	175,839
Callon Petroleum Co. (a)	8,740	50,430
China North East Petroleum Holdings Ltd. (a) (b)	17,880	92,976
Contango Oil & Gas Co. (a)	2,310	101,270
CVR Energy, Inc. (a)	25,346	205,303
Dominion Resources Black Warrior Trust	3,620	46,445
Gran Tierra Energy, Inc. (a)	14,560	81,245
Gulfport Energy Corp. (a)	12,990	169,649
Holly Corp.	77,635	2,075,184
Pengrowth Energy Trust	25,840	248,839
Petrobras Argentina SA Sponsored ADR (Argentina)	1,210	17,714
PetroQuest Energy, Inc. (a)	8,250	54,780
Precision Drilling Corp. (a)	5,180	39,109
PrimeEnergy Corp. (a)	1,358	24,770
SM Energy Co.	400	16,568
Stone Energy Corp. (a)	3,380	39,749
Unit Corp. (a)	4,960	202,864
VAALCO Energy, Inc. (a)	15,320	91,460
W&T Offshore, Inc.	11,350	104,533
		3,838,727
Oil & Gas Services – 1.0%
Acergy SA Sponsored ADR (Luxembourg)	26,650	436,260
Bolt Technology Corp. (a)	4,830	45,692
Cal Dive International, Inc. (a)	26,860	159,011
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	9,800	189,728
Complete Production Services, Inc. (a)	15,130	291,252
Matrix Service Co. (a)	10,127	98,131
Oil States International, Inc. (a)	9,800	450,212
T-3 Energy Services, Inc. (a)	6,991	177,292
TETRA Technologies, Inc. (a)	12,800	133,376
TGC Industries, Inc. (a)	11,862	40,331
		2,021,285
Packaging & Containers – 0.8%
Packaging Corporation of America	62,340	1,496,160
Pharmaceuticals – 4.0%
Biovail Corp.	14,280	312,589
Cardiome Pharma Corp. (a)	13,000	105,690
China Sky One Medical, Inc. (a)	3,390	37,663
Cubist Pharmaceuticals, Inc. (a)	15,020	324,132
Emergent Biosolutions, Inc. (a)	3,920	72,794
Endo Pharmaceuticals Holdings, Inc. (a)	11,798	283,270
Herbalife Ltd.	8,000	397,120
Hi-Tech Pharmacal Co., Inc. (a)	3,750	65,925
Impax Laboratories, Inc. (a)	7,680	125,875
King Pharmaceuticals, Inc. (a)	20,828	182,453
Medicis Pharmaceutical Corp. Class A	11,830	299,891
Par Pharmaceutical Cos., Inc. (a)	8,750	231,000
Perrigo Co.	12,380	693,404
PharMerica Corp. (a)	13,765	179,771
Questcor Pharmaceuticals, Inc. (a)	44,528	500,940
Salix Pharmaceuticals Ltd. (a)	33,150	1,405,891
Savient Pharmaceuticals, Inc. (a)	67,120	919,544
Sirona Dental Systems, Inc. (a)	4,120	126,814
SXC Health Solutions Corp. (a)	19,180	1,302,322
Vanda Pharmaceuticals, Inc. (a)	3,690	26,789
VCA Antech, Inc. (a)	4	83
ViroPharma, Inc. (a)	14,580	192,019
		7,785,979
Pipelines – 0.6%
MarkWest Energy Partners, LP	31,420	1,094,044
Real Estate – 0.4%
Forestar Real Esate Group, Inc. (a)	4,890	78,778
Starwood Property Trust, Inc.	27,780	493,373
W.P. Carey & Co. LLC	5,460	166,530
		738,681
Real Estate Investment Trusts (REITS) – 5.9%
Associated Estates Realty Corp.	8,540	118,194
BRE Properties, Inc.	6,720	278,880
CapitalSource, Inc.	108,830	585,505
CBL & Associates Properties, Inc.	19,180	269,863
Chatham Lodging Trust (a)	14,040	212,987
Cogdell Spencer, Inc.	1,260	9,362
Digital Realty Trust, Inc.	24,950	1,577,339
Education Realty Trust, Inc.	370	2,572
Essex Property Trust, Inc.	2,730	286,950
Extra Space Storage, Inc.	8,640	134,006
Hatteras Financial Corp.	34,710	1,028,804
Home Properties, Inc.	5,560	276,165
Hospitality Properties Trust	9,560	195,502
iStar Financial, Inc. (a)	96,040	487,883
LaSalle Hotel Properties	47,110	1,117,449
LTC Properties, Inc.	10,890	268,439
Mid-America Apartment Communities, Inc.	28,602	1,615,441
National Health Investors, Inc.	4,117	155,005
Pennsylvania Real Estate Investment Trust	11,100	136,419
PS Business Parks, Inc.	4,560	264,799
Saul Centers, Inc.	500	21,150
Strategic Hotels & Resorts, Inc. (a)	125,920	580,491
Tanger Factory Outlet Centers, Inc.	30,505	1,363,573

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taubman Centers, Inc.	6,990	$286,520
Walter Investment Management Corp.	13,150	227,101
		11,500,399
Retail – 7.8%
Aeropostale, Inc. (a)	12,855	365,468
AFC Enterprises (a)	7,700	72,919
AnnTaylor Stores Corp. (a)	12,270	215,216
Big Lots, Inc. (a)	11,073	379,915
Bob Evans Farms, Inc.	1,750	45,885
Books-A-Million, Inc.	5,290	34,279
Brinker International, Inc.	7,790	122,459
Brown Shoe Co., Inc.	5,690	83,188
Cabela's, Inc. (a)	10,586	165,036
Carrols Restaurant Group, Inc. (a)	7,090	36,726
Cash America International, Inc.	12,240	410,040
The Cato Corp. Class A	19,461	453,052
CEC Entertainment, Inc. (a)	11,628	403,841
The Children's Place Retail Store, Inc. (a)	34,000	1,422,900
Collective Brands, Inc. (a)	5,210	83,464
Dillard's, Inc. Class A	10,180	235,565
Dress Barn, Inc. (a)	11,380	281,086
DSW, Inc. Class A (a)	7,440	197,978
EZCORP, Inc. (a)	21,370	425,263
The Finish Line, Inc. Class A	21,120	302,227
First Cash Financial Services, Inc. (a)	15,613	374,400
Genesco, Inc. (a)	1,000	27,290
The Gymboree Corp. (a)	8,469	366,708
Insight Enterprises, Inc. (a)	20,511	298,845
Jack in the Box, Inc. (a)	61,446	1,267,631
Jo-Ann Stores, Inc. (a)	8,380	351,038
Jones Apparel Group, Inc.	9,910	172,830
Jos. A. Bank Clothiers, Inc. (a)	3,790	222,397
Kirkland's, Inc. (a)	21,490	362,321
P.F. Chang's China Bistro, Inc.	2,750	113,850
Papa John's International, Inc. (a)	13,767	348,718
Phillips-Van Heusen Corp.	38,370	1,991,019
Ruby Tuesday, Inc. (a)	9,500	97,090
School Specialty, Inc. (a)	20,670	396,244
Select Comfort Corp. (a)	6,100	47,580
Signet Jewelers Ltd. (a)	8,410	250,366
Stage Stores, Inc.	24,850	273,350
Tractor Supply Co.	33,269	2,312,528
Tuesday Morning Corp. (a)	28,130	122,647
		15,133,359
Savings & Loans – 0.4%
BofI Holding, Inc. (a)	3,390	52,952
First Defiance Financial Corp.	6,620	66,068
First Niagara Financial Group, Inc.	43,150	578,641
		697,661
Semiconductors – 3.6%
Amkor Technology, Inc. (a)	26,900	155,213
Cabot Microelectronics Corp. (a)	4,620	151,028
Fairchild Semiconductor International, Inc. (a)	25,900	235,172
Himax Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	45,510	139,261
Integrated Silicon Solution, Inc. (a)	7,730	66,478
Lattice Semiconductor Corp. (a)	28,900	160,684
Micrel, Inc.	22,533	219,021
Microsemi Corp. (a)	4,250	67,830
Netlogic Microsystems, Inc. (a)	42,190	1,247,136
PMC-Sierra, Inc. (a)	7,870	63,747
QLogic Corp. (a)	46,570	741,394
Semtech Corp. (a)	65,429	1,137,156
Sigma Designs, Inc. (a)	9,840	100,762
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	8,430	44,679
Skyworks Solutions, Inc. (a)	59,840	1,048,995
Teradyne, Inc. (a)	19,150	206,054
Tessera Technologies, Inc. (a)	8,725	148,150
Varian Semiconductor Equipment Associates, Inc. (a)	35,535	1,004,219
		6,936,979
Software – 4.7%
Actuate Corp. (a)	28,250	134,470
Acxiom Corp. (a)	20,410	313,089
American Reprographics Co. (a)	22,134	196,993
Blackboard, Inc. (a)	31,050	1,178,969
Broadridge Financial Solutions, Inc.	19,261	390,998
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	3,940	112,723
Compuware Corp. (a)	39,378	322,112
Concur Technologies, Inc. (a)	15,800	731,224
CSG Systems International, Inc. (a)	17,757	334,897
Eclipsys Corp. (a)	45,110	889,118
EPIQ Systems, Inc.	710	9,244
Fair Isaac Corp.	17,825	425,126
Ituran Location and Control Ltd.	3,960	57,182
JDA Software Group, Inc. (a)	873	20,516
Lawson Software, Inc. (a)	15,020	119,709
ManTech International Corp. Class A (a)	830	32,910
MedAssets, Inc. (a)	31,710	742,331
MicroStrategy, Inc. Class A (a)	4,804	398,684
Monotype Imaging Holdings, Inc. (a)	6,550	54,496
MSCI, Inc. Class A (a)	50,390	1,626,085
Patni Computer Systems Ltd. Sponsored ADR (India)	11,880	262,192
Pervasive Software, Inc. (a)	9,540	45,792
Progress Software Corp. (a)	1,770	52,923
Quest Software, Inc. (a)	18,560	374,170
Satyam Computer Services Ltd. ADR (India) (a)	29,270	144,887

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	8,230	$54,565
VeriFone Holdings, Inc. (a)	5,240	114,651
		9,140,056
Telecommunications – 4.0%
Anixter International, Inc. (a)	5,020	242,566
Arris Group, Inc. (a)	123,590	1,151,859
Atheros Communications, Inc. (a)	42,960	1,135,862
Black Box Corp.	7,060	214,906
Cellcom Israel Ltd.	4,290	118,404
Cincinnati Bell, Inc. (a)	110,571	327,290
CommScope, Inc. (a)	5,350	108,819
Comtech Telecommunications (a)	41,210	888,900
HickoryTech Corp.	6,150	47,171
IDT Corp. Class B (a)	590	10,927
InterDigital, Inc. (a)	8,310	226,780
NeuStar, Inc. Class A (a)	59,382	1,379,444
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	3,520	75,117
NTELOS Holdings Corp.	8,060	150,803
Oplink Communications, Inc. (a)	3,806	61,315
Plantronics, Inc.	11,150	334,165
Polycom, Inc. (a)	17,860	530,085
RF Micro Devices, Inc. (a)	55,530	231,560
Sierra Wireless, Inc. (a)	18,970	174,903
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	3,550	25,631
USA Mobility, Inc.	19,974	296,214
		7,732,721
Textiles – 0.2%
G&K Services, Inc. Class A	5,680	132,174
UniFirst Corp.	4,190	184,192
		316,366
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	7,080	111,722
Transportation – 2.9%
Atlas Air Worldwide Holdings, Inc. (a)	3,860	225,733
Diana Shipping, Inc. (a)	12,560	166,043
Excel Maritime Carriers Ltd. (a)	23,640	145,622
Genesee & Wyoming, Inc. Class A (a)	15,080	616,470
Gulfmark Offshore, Inc. (a)	5,573	164,069
Hub Group, Inc. Class A (a)	47,630	1,531,305
Kirby Corp. (a)	3,690	141,844
Old Dominion Freight Line, Inc. (a)	53,810	2,121,728
Paragon Shipping, Inc. Class A	21,820	90,553
Safe Bulkers, Inc.	26,220	205,565
Teekay Tankers Ltd. Class A	16,600	221,444
		5,630,376
Trucking & Leasing – 0.2%
Aircastle Ltd.	10,920	99,809
AMERCO, Inc. (a)	510	34,767
Fly Leasing Ltd. ADR (Bermuda)	4,070	47,619
TAL International Group, Inc.	10,750	289,605
		471,800
Water – 0.5%
Aqua America, Inc.	46,350	903,362
TOTAL COMMON STOCK (Cost $173,215,309)		193,429,603
TOTAL EQUITIES (Cost $173,215,309)		193,429,603
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (b)	600	6
		6
TOTAL RIGHTS (Cost $0)		6
TOTAL LONG-TERM INVESTMENTS (Cost $173,215,309)		193,429,609
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (c)	$855,884	855,884
TOTAL SHORT-TERM INVESTMENTS (Cost $855,884)		855,884
TOTAL INVESTMENTS – 100.1% (Cost $174,071,193) (d)		194,285,493
Other Assets/ (Liabilities) – (0.1)%		(240,238)
NET ASSETS – 100.0%		$194,045,255

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $855,885. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $873,461.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 98.8%
Aerospace & Defense – 3.3%
Empresa Brasileira de Aeronautica SA ADR (Brazil)	131,790	$3,475,302
European Aeronautic Defence and Space Co. (a)	209,070	4,957,325
Lockheed Martin Corp.	27,510	2,067,377
Raytheon Co.	39,960	1,848,949
		12,348,953
Apparel – 0.8%
Tod's SpA	41,500	3,170,287
Auto Manufacturers – 0.4%
Bayerische Motoren Werke AG	28,508	1,538,659
Banks – 4.3%
Banco Bilbao Vizcaya Argentaria SA	335,400	4,510,657
HSBC Holdings PLC	538,409	5,544,351
Societe Generale	48,433	2,786,654
Sumitomo Mitsui Financial Group, Inc.	104,400	3,218,418
		16,060,080
Beverages – 3.0%
Companhia de Bebidas das Americas ADR (Brazil)	30,400	3,320,288
Fomento Economico Mexicano SAB de CV	1,058,700	5,159,632
Grupo Modelo SAB de CV Class C	521,256	2,819,884
		11,299,804
Biotechnology – 0.9%
Basilea Pharmaceutica (a)	4,536	248,448
Dendreon Corp. (a)	34,630	1,139,673
InterMune, Inc. (a)	45,910	448,082
Regeneron Pharmaceuticals, Inc. (a)	29,290	708,525
Seattle Genetics, Inc. (a)	85,700	1,043,826
		3,588,554
Chemicals – 0.6%
Linde AG	17,978	2,113,000
Commercial Services – 1.9%
Automatic Data Processing, Inc.	103,490	4,271,032
Secom Co. Ltd.	60,400	2,776,054
		7,047,086
Cosmetics & Personal Care – 1.5%
Colgate-Palmolive Co.	70,560	5,572,829
Diversified Financial – 6.3%
Credit Suisse Group	219,441	9,996,940
The Goldman Sachs Group, Inc.	25,410	3,832,336
SLM Corp. (a)	368,850	4,426,200
UBS AG (a)	318,068	5,439,099
		23,694,575
Electric – 0.7%
Fortum OYJ	116,000	2,706,174
Electrical Components & Equipment – 1.4%
Emerson Electric Co.	68,170	3,377,142
Prysmian SpA	101,100	1,715,179
		5,092,321
Electronics – 6.2%
Fanuc Ltd.	19,600	2,301,685
Hoya Corp.	154,400	3,682,683
Keyence Corp.	14,120	3,236,610
Koninklijke Philips Electronics NV	173,400	5,430,349
Kyocera Corp.	24,100	2,155,188
Murata Manufacturing Co. Ltd.	79,210	3,894,954
Nidec Corp.	25,900	2,439,032
		23,140,501
Entertainment – 0.5%
Lottomatica SpA	62,100	922,834
Shuffle Master, Inc. (a)	94,390	829,688
		1,752,522
Foods – 3.2%
Nestle SA	81,168	4,015,355
Tesco PLC	527,968	3,244,713
Unilever PLC	166,157	4,735,613
		11,995,681
Health Care - Products – 0.7%
Zimmer Holdings, Inc. (a)	53,380	2,828,606
Health Care - Services – 2.3%
Aetna, Inc.	151,380	4,215,933
WellPoint, Inc. (a)	89,150	4,521,688
		8,737,621
Holding Company - Diversified – 1.6%
LVMH Moet Hennessy Louis Vuitton SA	47,820	5,851,424
Home Furnishing – 1.7%
Sony Corp.	204,600	6,390,258
Insurance – 6.2%
Aflac, Inc.	98,050	4,823,080
Allianz SE	46,216	5,379,774
The Dai-ichi Life Insurance Co. Ltd.	2,113	3,003,217
Fidelity National Financial, Inc. Class A	142,480	2,104,430
Prudential PLC	434,772	3,796,698
XL Group PLC	229,440	4,067,971
		23,175,170
Internet – 2.1%
eBay, Inc. (a)	372,310	7,785,002
Investment Companies – 1.1%
Investor AB Class B	221,248	4,183,039
Leisure Time – 1.7%
Carnival Corp.	182,940	6,344,359
Manufacturing – 4.2%
3M Co.	65,430	5,596,882
Siemens AG	103,501	10,125,451
		15,722,333
Media – 3.2%
Grupo Televisa SA Sponsored ADR (Mexico)	200,360	3,806,840
The Walt Disney Co.	179,940	6,062,179
Wire and Wireless India Ltd. (a)	386,427	117,379
Zee Entertainment Enterprises Ltd.	294,946	1,889,455
		11,875,853
Metal Fabricate & Hardware – 1.7%
Assa Abloy AB Series B	294,200	6,537,268

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 1.6%
Husky Energy, Inc.	47,424	$1,164,169
Total SA	93,700	4,728,714
		5,892,883
Oil & Gas Services – 1.9%
Technip SA	64,440	4,288,436
Transocean Ltd. (a)	60,032	2,774,079
		7,062,515
Pharmaceuticals – 2.5%
Amylin Pharmaceuticals, Inc. (a)	122,710	2,321,673
Mitsubishi Tanabe Pharma Corp.	120,000	1,750,310
Roche Holding AG	30,638	3,986,687
Theravance, Inc. (a)	85,780	1,270,402
		9,329,072
Retail – 6.5%
Bulgari SpA	255,700	2,014,856
Inditex SA	79,500	5,265,087
McDonald's Corp.	84,580	5,897,763
Shinsegae Co. Ltd.	881	420,880
Tiffany & Co.	126,640	5,327,745
Wal-Mart Stores, Inc.	102,110	5,227,011
		24,153,342
Semiconductors – 4.7%
Altera Corp.	240,720	6,672,758
Maxim Integrated Products, Inc.	211,330	3,704,615
MediaTek, Inc.	239,704	3,229,598
Taiwan Semiconductor Manufacturing Co. Ltd.	1,995,505	3,873,607
		17,480,578
Software – 8.3%
Adobe Systems, Inc. (a)	160,000	4,595,200
Infosys Technologies Ltd.	98,444	5,868,755
Intuit, Inc. (a)	188,090	7,476,577
Microsoft Corp.	265,270	6,846,619
SAP AG	136,029	6,228,275
		31,015,426
Telecommunications – 9.7%
Corning, Inc.	247,160	4,478,539
Juniper Networks, Inc. (a)	279,710	7,770,344
KDDI Corp.	767	3,720,331
Telefonaktiebolaget LM Ericsson Class B	1,472,492	16,326,357
Vodafone Group PLC	1,629,228	3,820,308
		36,115,879
Toys, Games & Hobbies – 0.7%
Nintendo Co. Ltd.	9,000	2,502,380
Transportation – 0.9%
TNT NV	108,712	3,253,844
Venture Capital – 0.5%
3i Group PLC	389,171	1,736,862
TOTAL COMMON STOCK (Cost $357,570,501)		369,094,740
CONVERTIBLE PREFERRED STOCK – 0.8%
Auto Manufacturers – 0.8%
Bayerische Motoren Werke AG 1.160%	81,539	2,994,208
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,493,830)		2,994,208
TOTAL EQUITIES (Cost $360,064,331)		372,088,948
MUTUAL FUNDS – 0.2%
Diversified Financial – 0.2%
Oppenheimer Institutional Money Market Fund Class E (b)	841,571	841,571
TOTAL MUTUAL FUNDS (Cost $841,571)		841,571
TOTAL LONG-TERM INVESTMENTS (Cost $360,905,902)		372,930,519
TOTAL INVESTMENTS – 99.8% (Cost $360,905,902) (c)		372,930,519
Other Assets/ (Liabilities) – 0.2%		742,991
NET ASSETS – 100.0%		$373,673,510

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.2%
COMMON STOCK – 97.7%
Aerospace & Defense – 1.7%
Empresa Brasileira de Aeronautica SA	852,819	$5,568,342
European Aeronautic Defence and Space Co.	232,120	5,503,871
		11,072,213
Apparel – 1.5%
Burberry Group PLC	764,896	10,129,101
Auto Manufacturers – 1.0%
Bayerische Motoren Werke AG	30,161	1,627,876
Honda Motor Co. Ltd.	163,726	5,107,275
		6,735,151
Banks – 1.6%
Deutsche Bank AG	103,311	7,233,803
ICICI Bank Ltd. Sponsored ADR (India)	80,075	3,115,718
		10,349,521
Beverages – 2.7%
C&C Group PLC	1,810,547	7,699,868
Diageo PLC	156,300	2,722,926
Heineken NV	65,200	2,959,479
Pernod-Ricard SA	58,155	4,556,311
		17,938,584
Biotechnology – 1.5%
CSL Ltd.	310,500	9,331,515
Marshall Edwards, Inc. (a)	209,198	246,854
Tyrian Diagnostics Ltd. (a)	23,286,600	190,660
		9,769,029
Building Materials – 1.2%
James Hardie Industries NV (a)	615,000	3,637,346
Sika AG	2,342	4,417,284
		8,054,630
Chemicals – 1.7%
Brenntag AG (a)	52,112	3,987,357
Filtrona PLC	1,963,516	7,391,100
		11,378,457
Commercial Services – 9.6%
Aggreko PLC	556,900	13,433,221
Benesse Holdings, Inc.	43,847	1,938,460
BTG PLC (a)	709,057	2,373,304
Bunzl PLC	912,375	9,910,094
Capita Group PLC	1,270,166	14,369,030
De La Rue PLC	203,960	2,350,820
Dignity PLC	323,350	3,575,031
Experian PLC	673,232	6,648,228
MegaStudy Co. Ltd.	6,473	931,809
Prosegur Cia de Seguridad SA	168,329	8,305,001
		63,834,998
Computers – 0.7%
Gemalto NV	107,030	4,395,653
Cosmetics & Personal Care – 0.4%
L'Oreal	22,160	2,327,148
Distribution & Wholesale – 0.2%
Wolseley PLC (a)	60,615	1,369,795
Diversified Financial – 5.2%
BinckBank NV	554,853	7,797,086
Collins Stewart PLC	2,700,462	3,079,982
Credit Suisse Group	155,006	7,061,514
Housing Development Finance Corp.	24,700	1,588,045
ICAP PLC	1,620,495	10,207,932
Swissquote Group Holding SA	46,309	1,929,731
Tullett Prebon PLC	493,251	2,638,417
		34,302,707
Electric – 0.2%
Fortum OYJ	68,900	1,607,374
Electronics – 7.5%
Hoya Corp.	271,900	6,485,243
Ibiden Co. Ltd.	85,994	2,553,454
Keyence Corp.	35,709	8,185,276
Koninklijke Philips Electronics NV	164,700	5,157,892
Nidec Corp.	182,900	17,223,900
Nippon Electric Glass Co. Ltd.	252,000	3,190,841
Omron Corp.	112,321	2,693,151
Phoenix Mecano	7,549	4,350,652
		49,840,409
Energy - Alternate Sources – 0.3%
Ceres Power Holdings PLC (a)	1,446,207	1,795,247
Engineering & Construction – 3.9%
ABB Ltd. (a)	504,390	10,204,206
Boskalis Westminster	133,508	5,528,966
Leighton Holdings Ltd.	83,642	2,239,648
Trevi Finanziaria SpA	411,800	6,625,458
Vinci SA	31,575	1,528,242
		26,126,520
Entertainment – 0.4%
William Hill PLC	1,092,110	2,868,351
Foods – 4.1%
Aryzta AG	107,191	4,386,473
Barry Callebaut AG (a)	13,075	8,277,045
Nestle SA	81,362	4,024,952
Unilever PLC	247,865	7,064,359
Woolworths Ltd.	147,978	3,450,616
		27,203,445
Health Care - Products – 7.7%
Cie Generale d'Optique Essilor International SA	82,550	5,183,356
DiaSorin SpA	240,400	8,912,500
Luxottica Group SpA	154,300	4,021,958
Nobel Biocare Holding AG	34,415	579,495
Ortivus AB Class A (a) (b)	114,300	269,446
Ortivus AB Class B (a) (b)	859,965	555,481
Smith & Nephew PLC	370,518	3,231,109
Sonova Holding AG	50,045	6,073,718
Straumann Holding AG	19,305	4,233,684
Synthes, Inc.	78,865	9,073,382
Terumo Corp.	92,300	4,857,146
William Demant Holding (a)	55,600	4,084,729
		51,076,004
Health Care - Services – 1.2%
Sonic Healthcare Ltd.	887,467	8,257,243
Holding Company - Diversified – 1.2%
LVMH Moet Hennessy Louis Vuitton SA	64,610	7,905,908
Home Furnishing – 0.7%
SEB SA	64,879	4,840,825

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products – 0.8%
Reckitt Benckiser Group PLC	113,298	$5,572,399
Insurance – 2.0%
AMP Ltd.	460,187	2,213,195
Prudential PLC	722,705	6,311,107
QBE Insurance Group Ltd.	327,878	4,966,099
		13,490,401
Internet – 1.8%
United Internet AG	248,077	3,081,011
Yahoo! Japan Corp.	22,915	8,783,343
		11,864,354
Leisure Time – 0.7%
Carnival Corp.	136,600	4,737,288
Machinery - Construction & Mining – 1.6%
Outotec OYJ	61,600	2,187,533
Rio Tinto PLC	156,186	8,116,423
		10,303,956
Machinery - Diversified – 1.2%
Alstom	123,800	6,481,025
Demag Cranes AG (a)	45,976	1,646,893
		8,127,918
Manufacturing – 2.6%
Aalberts Industries NV	748,696	11,212,560
Siemens AG	59,301	5,801,387
		17,013,947
Media – 1.5%
Grupo Televisa SA Sponsored ADR (Mexico)	154,900	2,943,100
Vivendi SA	128,810	3,096,968
Zee Entertainment Enterprises Ltd.	623,916	3,996,871
		10,036,939
Metal Fabricate & Hardware – 0.6%
Vallourec SA	38,086	3,706,123
Mining – 1.4%
Impala Platinum Holdings Ltd.	345,300	9,347,342
Office Equipment/Supplies – 1.1%
Canon, Inc.	163,100	7,053,649
Oil & Gas – 1.5%
BG Group PLC	603,610	9,708,486
Oil & Gas Services – 2.3%
Maire Tecnimont SpA	1,238,700	4,634,494
Saipem SpA	73,100	2,637,090
Schoeller-Bleckmann Oilfield Equipment AG	48,700	2,369,872
Technip SA	83,540	5,559,528
		15,200,984
Pharmaceuticals – 3.6%
Astellas Pharma, Inc.	32,570	1,101,093
Grifols SA	461,500	5,153,447
Novogen Ltd. (a)	3,071,190	413,496
Roche Holding AG	68,113	8,863,020
Sanofi-Aventis	55,523	3,234,368
Shionogi & Co. Ltd.	127,200	2,599,864
Takeda Pharmaceutical Co. Ltd.	57,300	2,637,719
		24,003,007
Real Estate – 0.4%
Solidere GDR (Lebanon) (c)	117,785	2,426,371
Retail – 4.1%
Cie Financiere Richemont SA	112,884	4,416,129
Hennes & Mauritz AB Class B	76,400	2,413,431
Inditex SA	145,800	9,655,971
PPR	15,830	2,118,137
Shoppers Drug Mart Corp.	80,179	2,732,631
Swatch Group AG	19,127	5,927,627
		27,263,926
Semiconductors – 0.4%
ARM Holdings PLC	561,000	2,891,747
Software – 8.0%
Autonomy Corp. PLC (a)	774,386	20,050,689
Aveva Group PLC	52,663	1,102,029
Compugroup Holding AG	147,928	1,590,935
Infosys Technologies Ltd.	229,338	13,672,023
SAP AG	101,571	4,650,568
Square Enix Holdings Co. Ltd.	38,300	733,770
Temenos Group AG (a)	357,930	9,180,676
The Sage Group PLC	638,950	2,402,621
		53,383,311
Telecommunications – 4.1%
BT Group PLC	3,631,818	8,129,471
KDDI Corp.	598	2,900,597
Telefonaktiebolaget LM Ericsson Class B	1,485,860	16,474,575
		27,504,643
Toys, Games & Hobbies – 0.9%
Nintendo Co. Ltd.	21,300	5,922,299
Transportation – 0.4%
Toll Holdings Ltd.	189,064	1,019,423
Tsakos Energy Navigation Ltd.	96,088	1,420,181
		2,439,604
Venture Capital – 0.5%
3i Group PLC	752,072	3,356,481
TOTAL COMMON STOCK (Cost $569,488,600)		648,533,488
CONVERTIBLE PREFERRED STOCK – 1.0%
Insurance – 1.0%
Ceres, Inc., Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (a) (d) (e)	900,000	5,850,000
Ceres, Inc., Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (a) (d) (e)	96,820	629,330
Ceres, Inc., Series D (Acquired 1/06/99, Cost $118,800) (a) (d) (e)	29,700	193,050
		6,672,380
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		6,672,380
PREFERRED STOCK – 1.5%
Mining – 1.5%
Vale SA Sponsored ADR (Brazil) 2.080%	418,400	10,137,832
TOTAL PREFERRED STOCK (Cost $1,712,018)		10,137,832
TOTAL EQUITIES (Cost $575,363,010)		665,343,700

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS – 0.0%
Biotechnology – 0.0%
Tyrian Diagnostics Ltd. Warrants, Expires 10/12/31, Strike 0.03 (a) (e)	2,910,825	$-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $575,363,010)		665,343,700
TOTAL INVESTMENTS – 100.2% (Cost $575,363,010) (f)		665,343,700
Other Assets/ (Liabilities) – (0.2)%		(1,207,761)
NET ASSETS – 100.0%		$664,135,939

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $2,426,371 or 0.37% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At July 31, 2010, these securities amounted to a value of $6,672,380 or 1.00% of net assets.
(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 94.8%
Aerospace & Defense – 1.9%
Rolls-Royce Group PLC (a)	169,232	$1,544,493
Agriculture – 1.8%
Imperial Tobacco Group PLC	51,268	1,453,333
Banks – 4.9%
BOC Hong Kong Holdings Ltd.	672,000	1,719,742
DBS Group Holdings, Ltd.	141,000	1,492,256
Julius Baer Group Ltd.	23,723	830,687
		4,042,685
Beverages – 1.8%
Heineken NV	31,819	1,444,289
Chemicals – 6.2%
Israel Chemicals Ltd.	140,500	1,737,185
Syngenta AG	7,787	1,722,788
Yara International ASA	44,104	1,670,153
		5,130,126
Commercial Services – 4.9%
Capita Group PLC	122,058	1,380,808
De La Rue PLC	103,199	1,189,460
Secom Co. Ltd.	31,800	1,461,565
		4,031,833
Computers – 2.0%
Fujitsu	237,000	1,674,010
Cosmetics & Personal Care – 1.7%
Unicharm Corp.	11,700	1,388,338
Diversified Financial – 8.2%
Deutsche Boerse AG	25,653	1,801,619
Nomura Holdings, Inc.	244,100	1,353,117
Redecard SA	106,700	1,610,429
UBS AG (a)	113,208	1,935,905
		6,701,070
Electronics – 1.8%
Nidec Corp.	15,700	1,478,487
Environmental Controls – 0.5%
Kurita Water Industries Ltd.	14,700	407,292
Foods – 3.5%
BRF - Brasil Foods SA Sponsored ADR (Brazil)	91,600	1,293,392
Unilever NV	54,590	1,610,230
		2,903,622
Hand & Machine Tools – 1.5%
DISCO Corp.	20,300	1,232,570
Household Products – 1.8%
Reckitt Benckiser Group PLC	30,554	1,502,754
Insurance – 9.7%
Admiral Group PLC	66,691	1,517,490
Muenchener Rueckversicherungs AG	11,231	1,560,637
Prudential PLC	189,783	1,657,302
SCOR SE	81,289	1,788,234
Zurich Financial Services AG	6,216	1,451,801
		7,975,464
Internet – 3.8%
Rakuten, Inc.	1,913	1,466,277
Tencent Holdings Ltd.	85,900	1,651,645
		3,117,922
Investment Companies – 0.1%
Resolution Ltd.	22,205	83,258
Iron & Steel – 1.9%
Hitachi Metals Ltd.	141,000	1,596,280
Media – 1.9%
Jupiter Telecommunications Co. Ltd.	1,510	1,546,792
Mining – 8.8%
Centamin Egypt Ltd. (a)	865,891	2,043,846
Fresnillo PLC	36,577	593,771
Lihir Gold Ltd.	409,634	1,514,342
Paladin Energy Ltd. (a)	515,184	1,801,357
Petropavlovsk PLC	80,568	1,278,770
		7,232,086
Oil & Gas – 9.5%
BG Group PLC	85,211	1,370,537
BP PLC	205,830	1,319,916
Niko Resources Ltd.	14,063	1,515,360
Petroleo Brasileiro SA Sponsored ADR (Brazil)	26,504	964,746
Total SA	25,797	1,301,885
Tullow Oil PLC	69,716	1,348,869
		7,821,313
Pharmaceuticals – 5.6%
Bayer AG	27,622	1,593,411
Grifols SA	127,235	1,420,799
Shire Ltd.	70,955	1,624,766
		4,638,976
Real Estate – 2.0%
Sun Hung Kai Properties Ltd.	113,000	1,650,347
Software – 1.7%
Autonomy Corp. PLC (a)	54,728	1,417,038
Telecommunications – 5.2%
BT Group PLC	713,984	1,598,184
Nippon Telegraph & Telephone Corp.	35,900	1,493,807
SES SA	47,045	1,164,019
		4,256,010
Water – 2.1%
Suez Environnement Co.	94,040	1,752,500
TOTAL COMMON STOCK (Cost $66,894,551)		78,022,888
CONVERTIBLE PREFERRED STOCK – 2.2%
Health Care - Products – 2.2%
Fresenius SE 1.490%	25,370	1,807,821
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,349,741)		1,807,821
TOTAL EQUITIES (Cost $68,244,292)		79,830,709

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS – 0.6%
Investment Companies – 0.6%
Resolution Ltd. Expires 8/05/10, Strike 1.50 GBP (a)	377,497	$516,034
TOTAL RIGHTS (Cost $618,554)		516,034
TOTAL LONG-TERM INVESTMENTS (Cost $68,862,846)		80,346,743
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (b)	$817,186	817,186
TOTAL SHORT-TERM INVESTMENTS (Cost $817,186)		817,186
TOTAL INVESTMENTS – 98.6% (Cost $69,680,032) (c)		81,163,929
Other Assets/ (Liabilities) – 1.4%		1,172,276
NET ASSETS – 100.0%		$82,336,205

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GBP	British Pound
(a)	Non-income producing security.
(b)	Maturity value of $817,187. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $837,198.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

July 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 95.9%
Auto Manufacturers – 1.6%
Tata Motors Ltd.	114,355	$2,087,534
Automotive & Parts – 3.8%
Hero Honda Motors Ltd.	35,251	1,383,489
Hyundai Mobis	20,746	3,576,260
		4,959,749
Banks – 21.9%
Bank Mandari Tbk PT	3,618,500	2,432,598
Bank Rakyat Indonesia	2,334,000	2,578,091
China Construction Bank Corp. Class H	4,895,000	4,151,044
Commercial International Bank	322,376	2,198,133
Credicorp Ltd.	21,100	2,061,892
ICICI Bank Ltd. Sponsored ADR (India)	47,400	1,844,334
Industrial & Commercial Bank of China	5,340,000	4,080,077
KB Financial Group, Inc.	43,212	1,878,391
Sberbank	1,009,079	2,812,721
Turkiye Garanti Bankasi AS	530,604	2,759,173
Turkiye Halk Bankasi AS	180,407	1,466,913
		28,263,367
Beverages – 1.8%
Companhia de Bebidas das Americas ADR (Brazil)	21,030	2,296,897
Computers – 3.6%
Compal Electronics, Inc.	1,913,000	2,511,211
Tata Consultancy Services Ltd.	118,069	2,126,422
		4,637,633
Diversified Financial – 1.1%
Hong Kong Exchanges and Clearing Ltd.	83,500	1,368,071
Electronics – 3.0%
Hon Hai Precision Industry Co. Ltd.	958,000	3,869,692
Foods – 3.4%
China Yurun Food Group Ltd.	437,000	1,432,506
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia)	74,561	1,472,580
X5 Retail Group NV GDR (Netherlands) (a)	35,964	1,344,951
X5 Retail Group NV GDR (Netherlands) (a)	3,791	141,859
		4,391,896
Forest Products & Paper – 1.0%
Nine Dragons Paper Holdings Ltd.	926,000	1,348,723
Health Care - Products – 1.4%
Hengan International Group Co. Ltd.	211,500	1,822,615
Health Care - Services – 1.1%
Diagnosticos da America SA	152,800	1,468,304
Holding Company - Diversified – 2.7%
Koc Holding AS	884,375	3,506,170
Household Products – 1.9%
Hypermarcas SA (a)	187,194	2,435,995
Insurance – 1.6%
China Life Insurance Co. Ltd. Sponsored ADR (China)	30,469	2,046,603
Internet – 4.0%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	56,100	2,258,586
NHN Corp. (a)	10,511	1,631,600
Tencent Holdings Ltd.	66,700	1,282,476
		5,172,662
Iron & Steel – 2.3%
POSCO	3,408	1,416,595
Ternium SA Sponsored ADR (Luxembourg)	43,300	1,547,975
		2,964,570
Media – 3.2%
Naspers Ltd.	96,214	4,101,678
Mining – 6.4%
Antofagasta PLC	83,259	1,295,977
Cia de Minas Buenaventura SA Sponsored ADR (Peru)	60,393	2,331,774
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	3,750	61,650
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	49,350	811,508
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	42,600	3,828,888
		8,329,797
Oil & Gas – 8.1%
CNOOC Ltd.	1,553,000	2,616,553
PetroChina Co. Ltd. Class H	1,786,000	2,038,016
Petroleo Brasileiro SA Sponsored ADR (Brazil)	153,902	4,901,779
Rosneft Oil Co. GDR (Russia) (a)	129,100	862,593
		10,418,941
Real Estate – 2.4%
China Resources Land Ltd.	890,000	1,891,420
Yanlord Land Group Ltd.	846,000	1,160,649
		3,052,069
Retail – 5.8%
Astra International Tbk PT	429,500	2,434,729
Belle International Holdings Ltd.	883,000	1,370,856
Parkson Retail Group Ltd.	1,094,500	1,877,642
Wal-Mart de Mexico SAB de CV	778,377	1,837,631
		7,520,858
Semiconductors – 7.6%
Hynix Semiconductor, Inc. (a)	67,600	1,289,071
Samsung Electronics Co., Ltd.	10,077	6,916,214

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	161,017	$1,626,272
		9,831,557
Software – 1.2%
HCL Technologies Ltd.	185,886	1,571,525
Telecommunications – 5.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	36,961	1,833,635
Mobile TeleSystems Sponsored ADR (Russia)	96,191	2,135,440
VimpelCom Ltd. Sponsored ADR (Bermuda) (a)	150,775	2,459,141
		6,428,216
TOTAL COMMON STOCK (Cost $101,519,750)		123,895,122
PREFERRED STOCK – 2.2%
Mining – 2.2%
Vale SA Sponsored ADR (Brazil) 2.080%	118,689	2,875,835
TOTAL PREFERRED STOCK (Cost $1,815,404)		2,875,835
TOTAL EQUITIES (Cost $103,335,154)		126,770,957
TOTAL LONG-TERM INVESTMENTS (Cost $103,335,154)		126,770,957
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/10, 0.010%, due 8/02/10 (b)	$2,665,651	2,665,651
TOTAL SHORT-TERM INVESTMENTS (Cost $2,665,651)		2,665,651
TOTAL INVESTMENTS – 100.2% (Cost $106,000,805) (c)		129,436,608
Other Assets/ (Liabilities) – (0.2)%		(299,416)
NET ASSETS – 100.0%		$129,137,192

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,665,654. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $2,722,880.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), MassMutual Premier Focused International Fund ("Focused International Fund"), and MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

Each Fund, except for the Money Market Fund, has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. The Money Market Fund has the following four classes of shares: Class A, Class Y, Class S, and Class N. Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Enhanced Index Growth Fund, Small Company Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund are not currently available. Class L shares of the Money Market Fund were converted into Class S shares prior to the opening of business on July 27, 2009. The conversion was effected on a share-for-share basis. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable

Notes to Portfolio of Investments (Unaudited) (Continued)

net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 - quoted prices (unadjusted) in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the

Notes to Portfolio of Investments (Unaudited) (Continued)

prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Discovery Value Fund had all investments at Level 1, as of July 31, 2010. The Money Market Fund, Inflation-Protected and Income Fund, High Yield Fund, and International Bond Fund had all investments at Level 2, as of July 31, 2010. The Value Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, and Enhanced Index Growth Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of July 31, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of July 31, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Equities
Convertible Preferred Stock
Financial	$-	$-	$433,496	$433,496
Total Convertible Preferred Stock	-	-	433,496	433,496
Total Equities	-	-	433,496	433,496

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
Bonds & Notes
Total Corporate Debt	$-	$160,790,513	$-	$160,790,513
Total Municipal Obligations	-	624,492	-	624,492
Non-U.S. Government Agency Obligations
Automobile ABS	-	10,687,530	-	10,687,530
Commercial MBS	-	23,023,538	-	23,023,538
Home Equity ABS	-	2,361,109	-	2,361,109
Student Loans ABS	-	18,328,172	1,451,410	19,779,582
WL Collateral CMO	-	6,272,145	-	6,272,145
WL Collateral PAC	-	81,291	-	81,291
Total Non-U.S. Government Agency Obligations	-	60,753,785	1,451,410	62,205,195
Total Sovereign Debt Obligations	-	1,668,452	-	1,668,452
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	81,472,963	-	81,472,963
Total U.S. Government Agency Obligations and Instrumentalities	-	81,472,963	-	81,472,963
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	19,044,365	-	19,044,365
Total U.S. Treasury Obligations	-	19,044,365	-	19,044,365
Total Bonds & Notes	-	324,354,570	1,451,410	325,805,980
Total Long-Term Investments	-	324,354,570	1,884,906	326,239,476
Total Short-Term Investments	-	167,178,462	-	167,178,462
Total Investments	$-	$491,533,032	$1,884,906	$493,417,938
Core Bond Fund
Equities
Convertible Preferred Stock
Financial	$-	$-	$985,217	$985,217
Total Convertible Preferred Stock	-	-	985,217	985,217
Total Equities	-	-	985,217	985,217
Bonds & Notes
Total Corporate Debt	-	533,229,153	1,403,405	534,632,558
Total Municipal Obligations	-	7,189,967	-	7,189,967

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund (Continued)
Non-U.S. Government Agency Obligations
Automobile ABS	$-	$6,090,430	$-	$6,090,430
Commercial MBS	-	67,774,671	-	67,774,671
Home Equity ABS	-	6,880,057	-	6,880,057
Student Loans ABS	-	25,284,573	4,399,160	29,683,733
WL Collateral CMO	-	18,375,088	-	18,375,088
WL Collateral PAC	-	289,332	-	289,332
Total Non-U.S. Government Agency Obligations	-	124,694,151	4,399,160	129,093,311
Total Sovereign Debt Obligations	-	10,984,138	-	10,984,138
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	2,861,564	-	2,861,564
Pass-Through Securities	-	422,512,403	-	422,512,403
Total U.S. Government Agency Obligations and Instrumentalities	-	425,373,967	-	425,373,967
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	208,465,696	-	208,465,696
Total U.S. Treasury Obligations	-	208,465,696	-	208,465,696
Total Bonds & Notes	-	1,309,937,072	5,802,565	1,315,739,637
Total Long-Term Investments	-	1,309,937,072	6,787,782	1,316,724,854
Total Short-Term Investments	-	400,933,358	-	400,933,358
Total Investments	$-	$1,710,870,430	$6,787,782	$1,717,658,212
Diversified Bond Fund
Equities
Common Stock
Communications	$45,932	$-	$-	$45,932
Total Common Stock	45,932	-	-	45,932
Convertible Preferred Stock
Financial	-	-	591,130	591,130
Total Convertible Preferred Stock	-	-	591,130	591,130
Total Equities	45,932	-	591,130	637,062
Bonds & Notes
Total Corporate Debt	-	139,273,637	-	139,273,637

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
Total Municipal Obligations	$-	$1,907,035	$-	$1,907,035
Non-U.S. Government Agency Obligations
Automobile ABS	-	1,138,082	-	1,138,082
Commercial MBS	-	18,094,370	-	18,094,370
Home Equity ABS	-	2,667,665	-	2,667,665
Student Loans ABS	-	6,261,500	1,096,430	7,357,930
WL Collateral CMO	-	4,694,560	-	4,694,560
WL Collateral PAC	-	36,023	-	36,023
Total Non-U.S. Government Agency Obligations	-	32,892,200	1,096,430	33,988,630
Total Sovereign Debt Obligations	-	2,567,797	-	2,567,797
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	98,387	-	98,387
Pass-Through Securities	-	98,793,472	-	98,793,472
Total U.S. Government Agency Obligations and Instrumentalities	-	98,891,859	-	98,891,859
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	4,045,562	-	4,045,562
Total U.S. Treasury Obligations	-	4,045,562	-	4,045,562
Total Bonds & Notes	-	279,578,090	1,096,430	280,674,520
Total Long-Term Investments	45,932	279,578,090	1,687,560	281,311,582
Total Short-Term Investments	-	80,509,127	-	80,509,127
Total Investments	$45,932	$360,087,217	$1,687,560	$361,820,709
Balanced Fund
Equities
Common Stock
Basic Materials	$1,828,787	$-	$-	$1,828,787
Communications	6,418,471	-	-	6,418,471
Consumer, Cyclical	5,728,844	-	-	5,728,844
Consumer, Non-cyclical	12,673,811	-	-	12,673,811
Diversified	22,885	-	-	22,885
Energy	6,220,544	-	-	6,220,544
Financial	10,729,562	-	-	10,729,562
Industrial	6,738,301	-	-	6,738,301
Technology	8,609,630	-	-	8,609,630

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Utilities	$2,186,905	$-	$-	$2,186,905
Total Common Stock	61,157,740	-	-	61,157,740
Total Equities	61,157,740	-	-	61,157,740
Bonds & Notes
Total Corporate Debt	-	19,356,602	-	19,356,602
Total Municipal Obligations	-	283,523	-	283,523
Non-U.S. Government Agency Obligations
Automobile ABS	-	292,357	-	292,357
Commercial MBS	-	2,460,258	-	2,460,258
Home Equity ABS	-	234,740	-	234,740
Student Loans ABS	-	798,263	106,900	905,163
WL Collateral CMO	-	687,608	-	687,608
WL Collateral PAC	-	17,534	-	17,534
Total Non-U.S. Government Agency Obligations	-	4,490,760	106,900	4,597,660
Total Sovereign Debt Obligations	-	301,926	-	301,926
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	101,714	-	101,714
Pass-Through Securities	-	14,887,802	-	14,887,802
Total U.S. Government Agency Obligations and Instrumentalities	-	14,989,516	-	14,989,516
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	8,024,026	-	8,024,026
Total U.S. Treasury Obligations	-	8,024,026	-	8,024,026
Total Bonds & Notes	-	47,446,353	106,900	47,553,253
Total Mutual Funds	7,850,180	-	-	7,850,180
Total Long-Term Investments	69,007,920	47,446,353	106,900	116,561,173
Total Short-Term Investments	-	24,190,775	-	24,190,775
Total Investments	$69,007,920	$71,637,128	$106,900	$140,751,948

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$22,587,072	$-	$-	$22,587,072
Communications	107,864,604	-	-	107,864,604
Consumer, Cyclical	56,861,240	-	-	56,861,240
Consumer, Non-cyclical	113,486,213	37,625,798	-	151,112,011
Energy	44,145,192	-	-	44,145,192
Financial	30,841,786	16,063,742	-	46,905,528
Industrial	75,470,259	7,108,997	-	82,579,256
Technology	91,219,298	-	-	91,219,298
Total Common Stock	542,475,664	60,798,537	-	603,274,201
Total Equities	542,475,664	60,798,537	-	603,274,201
Total Long-Term Investments	542,475,664	60,798,537	-	603,274,201
Total Short-Term Investments	-	5,482,732	-	5,482,732
Total Investments	$542,475,664	$66,281,269	$-	$608,756,933
Main Street Small Cap Fund
Equities
Common Stock
Basic Materials	$2,718,018	$-	$435	$2,718,453
Communications	7,413,153	-	-	7,413,153
Consumer, Cyclical	10,101,598	-	-	10,101,598
Consumer, Non-cyclical	15,586,057	-	-	15,586,057
Energy	2,969,756	39,104	-	3,008,860
Financial	15,718,286	-	-	15,718,286
Industrial	12,574,256	-	-	12,574,256
Technology	8,340,149	-	-	8,340,149
Utilities	2,254,581	-	-	2,254,581
Total Common Stock	77,675,854	39,104	435	77,715,393
Total Equities	77,675,854	39,104	435	77,715,393
Rights
Consumer, Cyclical	-	-	3	3
Total Rights	-	-	3	3
Total Long-Term Investments	77,675,854	39,104	438	77,715,396
Total Short-Term Investments	-	442,651	-	442,651
Total Investments	$77,675,854	$481,755	$438	$78,158,047
Small Company Opportunities Fund
Equities
Common Stock
Basic Materials	$6,670,860	$-	$1,646	$6,672,506
Communications	18,542,275	-	-	18,542,275

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Opportunities Fund (Continued)
Consumer, Cyclical	$25,143,517	$-	$-	$25,143,517
Consumer, Non-cyclical	38,661,981	-	-	38,661,981
Energy	7,367,671	92,976	-	7,460,647
Financial	39,172,034	-	-	39,172,034
Industrial	31,365,094	-	-	31,365,094
Technology	20,760,192	-	-	20,760,192
Utilities	5,651,357	-	-	5,651,357
Total Common Stock	193,334,981	92,976	1,646	193,429,603
Total Equities	193,334,981	92,976	1,646	193,429,603
Rights
Consumer, Cyclical	-	-	6	6
Total Rights	-	-	6	6
Total Long-Term Investments	193,334,981	92,976	1,652	193,429,609
Total Short-Term Investments	-	855,884	-	855,884
Total Investments	$193,334,981	$948,860	$1,652	$194,285,493
Global Fund
Equities
Common Stock
Basic Materials	$-	$2,113,000	$-	$2,113,000
Communications	29,902,904	25,873,830	-	55,776,734
Consumer, Cyclical	23,626,567	22,225,241	-	45,851,808
Consumer, Non-cyclical	39,642,073	20,757,179	-	60,399,252
Diversified	-	5,851,424	-	5,851,424
Energy	3,938,248	9,017,150	-	12,955,398
Financial	19,254,017	49,595,709	-	68,849,726
Industrial	16,365,652	49,729,568	-	66,095,220
Technology	29,295,769	19,200,235	-	48,496,004
Utilities	-	2,706,174	-	2,706,174
Total Common Stock	162,025,230	207,069,510	-	369,094,740
Convertible Preferred Stock
Consumer, Cyclical	-	2,994,208	-	2,994,208
Total Convertible Preferred Stock	-	2,994,208	-	2,994,208
Total Equities	162,025,230	210,063,718	-	372,088,948
Total Mutual Funds	841,571	-	-	841,571
Total Long-Term Investments	162,866,801	210,063,718	-	372,930,519
Total Investments	$162,866,801	$210,063,718	$-	$372,930,519

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Equity Fund
Equities
Common Stock
Basic Materials	$-	$28,842,221	$-	$28,842,221
Communications	2,943,100	46,462,838	-	49,405,938
Consumer, Cyclical	7,469,919	56,396,817	-	63,866,736
Consumer, Non-cyclical	246,854	209,544,342	-	209,791,196
Diversified	-	7,905,908	-	7,905,908
Energy	-	26,704,717	-	26,704,717
Financial	3,115,718	60,809,763	-	63,925,481
Industrial	1,420,181	127,148,716	-	128,568,897
Technology	-	67,915,020	-	67,915,020
Utilities	-	1,607,374	-	1,607,374
Total Common Stock	15,195,772	633,337,716	-	648,533,488
Convertible Preferred Stock
Financial	-	-	6,672,380	6,672,380
Total Convertible Preferred Stock	-	-	6,672,380	6,672,380
Preferred Stock
Basic Materials	10,137,832	-	-	10,137,832
Total Preferred Stock	10,137,832	-	-	10,137,832
Total Equities	25,333,604	633,337,716	6,672,380	665,343,700
Total Long-Term Investments	25,333,604	633,337,716	6,672,380	665,343,700
Total Investments	$25,333,604	$633,337,716	$6,672,380	$665,343,700
Focused International Fund
Equities
Common Stock
Basic Materials	$-	$15,551,903	$-	$15,551,903
Communications	-	8,920,724	-	8,920,724
Consumer, Non-cyclical	1,293,392	14,476,342	-	15,769,734
Energy	2,480,106	5,341,207	-	7,821,313
Financial	-	20,452,825	-	20,452,825
Industrial	-	4,662,841	-	4,662,841
Technology	-	3,091,048	-	3,091,048
Utilities	-	1,752,500	-	1,752,500
Total Common Stock	3,773,498	74,249,390	-	78,022,888
Convertible Preferred Stock
Consumer, Non-cyclical	-	1,807,821	-	1,807,821
Total Convertible Preferred Stock	-	1,807,821	-	1,807,821
Total Equities	3,773,498	76,057,211	-	79,830,709

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Focused International Fund (Continued)
Rights
Financial	$516,034	$-	$-	$516,034
Total Rights	516,034	-	-	516,034
Total Long-Term Investments	4,289,532	76,057,211	-	80,346,743
Total Short-Term Investments	-	817,186	-	817,186
Total Investments	$4,289,532	$76,874,397	$-	$81,163,929
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$7,770,287	$4,872,803	$-	$12,643,090
Communications	8,686,801	7,015,755	-	15,702,556
Consumer, Cyclical	1,837,631	12,730,510	-	14,568,141
Consumer, Non-cyclical	3,911,336	8,504,371	-	12,415,707
Diversified	-	3,506,170	-	3,506,170
Energy	4,901,779	5,517,162	-	10,418,941
Financial	5,952,829	28,777,280	-	34,730,109
Industrial	-	3,869,692	-	3,869,692
Technology	1,626,272	14,414,444	-	16,040,716
Total Common Stock	34,686,935	89,208,187	-	123,895,122
Preferred Stock
Basic Materials	2,875,835	-	-	2,875,835
Total Preferred Stock	2,875,835	-	-	2,875,835
Total Equities	37,562,770	89,208,187	-	126,770,957
Total Long-Term Investments	37,562,770	89,208,187	-	126,770,957
Total Short-Term Investments	-	2,665,651	-	2,665,651
Total Investments	$37,562,770	$91,873,838	$-	$129,436,608

The following is the aggregate value by input level as of July 31, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$829,028	$-	$829,028

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Swap Agreements
Credit Risk	$-	$2,624,157	$-	$2,624,157
Diversified Bond Fund
Swap Agreements
Interest Rate Risk	-	529,653	-	529,653
Credit Risk	-	625,551	-	625,551
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	519,366	-	519,366
Balanced Fund
Futures Contracts
Equity Risk	557,745	-	-	557,745
Swap Agreements
Credit Risk	-	94,739	-	94,739

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Interest Rate Risk	$-	$(3,902)	$-	$(3,902)
Credit Risk	-	(5,804)	-	(5,804)
Core Bond Fund
Swap Agreements
Interest Rate Risk	-	(11,779)	-	(11,779)
Credit Risk	-	(18,242)	-	(18,242)
Diversified Bond Fund
Swap Agreements
Interest Rate Risk	-	(651,379)	-	(651,379)
Credit Risk	-	(4,975)	-	(4,975)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(351,555)	-	(351,555)
Balanced Fund
Swap Agreements
Interest Rate Risk	-	(411)	-	(411)
Credit Risk	-	(774)	-	(774)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Capital Appreciation Fund	$-	$5,784,496	$(5,784,496)	$-
International Equity Fund	-	9,203,432	(9,203,432)	-
Strategic Emerging Markets Fund	-	4,198,585	(4,198,585)	-

* The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded, as well as certain securities being fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 7/31/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/10
Short-Duration Bond Fund
Long-Term Investments
Equities
Convertible Preferred Stock
Financial	$424,485	$-	$-	$9,011	$-	$-	$-	$433,496	$9,011
Non-U.S. Government Agency Obligation
Student Loans ABS	2,463,190	-	(7,043)	30,263	(1,035,000)	-	-	1,451,410	(44,767)
	$2,887,675	$-	$(7,043)	$39,274	$(1,035,000)	$-	$-	$1,884,906	$(35,756)

Core Bond Fund
Long-Term Investments
Equities
Convertible Preferred Stock
Financial	$964,739	$-	$-	$20,478	$-	$-	$-	$985,217	$20,478
Bonds & Notes
Corporate Debt	1,906,954	-	(27,440)	(36,429)	(439,680)	-	-	1,403,405	(36,429)
Non-U.S. Government Agency Obligation
Student Loans ABS	7,439,103	-	(21,375)	81,432	(3,100,000)	-	-	4,399,160	(141,621)
	$10,310,796	$-	$(48,815)	$65,481	$(3,539,680)	$-	$-	$6,787,782	$(157,572)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 7/31/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/10
Diversified Bond Fund
Long-Term Investments
Equities
Convertible Preferred Stock
Financial	$578,843	$-	$-	$12,287	$-	$-	$-	$591,130	$12,287
Non-U.S. Government Agency Obligation
Student Loans ABS	2,011,142	-	(6,331)	36,619	(945,000)	-	-	1,096,430	(32,490)
	$2,589,985	$-	$(6,331)	$48,906	$(945,000)	$-	$-	$1,687,560	$(20,203)

Balanced Fund
Long-Term Investments
Non-U.S. Government Agency Obligation
Student Loans ABS	$115,409	$-	$-	$(8,509)	$-	$-	$-	$106,900	$(8,509)

Main Street Small Cap Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$416	$-	$-	$19	$-	$-	$-	$435	$19
Rights
Consumer, Cyclical	3	-	-	-	-	-	-	3	-
	$419	$-	$-	$19	$-	$-	$-	$438	$19

Small Company Opportunities Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,573	$-	$-	$73	$-	$-	$-	$1,646	$73
Rights
Consumer, Cyclical	6	-	-	-	-	-	-	6	-
	$1,579	$-	$-	$73	$-	$-	$-	$1,652	$73

Global Fund
Long-Term Investments
Equities
Common Stock
Communications	$53,335	$-	$-	$20,762	$(74,097)	$-	$-	$-	$-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 7/31/10		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/10
International Equity Fund
Long-Term Investments
Equities
Common Stock
Industrial	$76,807	$-	$(447,711)	$370,904	$-	$-		$-	$-		$-
Convertible Preferred Stock
Financial	6,672,380	-	-	-	-	-		-	6,672,380		-
Industrial	97,189	-	(3,305,915)	3,208,726	-	-		-	-		-
Warrants											-
Consumer, Non -cyclical	-	-	-	(17,846)	-	17,846	**	-	-	***	-
	$6,846,376	$-	$(3,753,626)	$3,561,784	$-	$17,846		$-	$6,672,380		$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$27,916	$-	$237	$(185)	$(27,968)	$-		$-	$-		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfer occurred between levels as the security is a restricted security that is deemed to be both a Rule 144A security and illiquid.
***	Warrant expired during the period with a cost and value of $0.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at July 31, 2010, as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions *
Hedging/Risk Management				X
Directional Exposures to Currencies				X
Futures Contracts **
Hedging/Risk Management					X
Duration/Credit Quality Management					X
Short-term Cash Deployment					X
Substitution for Cash Investment					X
Interest Rate Swaps ***
Hedging/Risk Management	X	X	X		X
Substitution for Cash Investment	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X	X		X
Duration/Credit Quality Management	X	X	X		X
Directional Investment	X	X	X		X

*	Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related options, if applicable.

The Main Street Small Cap Fund, Small Company Opportunities Fund, and Focused International Fund held rights at July 31, 2010 as a result of corporate actions.

The International Equity Fund held warrants at July 31, 2010 as a result of corporate actions.

At July 31, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$-	$-	$829,028	$-	$829,028
Liability Derivatives
Swap Agreements	$(3,902)	$-	$(5,804)	$-	$(9,706)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$31,100,000	$-	$25,045,687	$-	$56,145,687
Core Bond Fund
Asset Derivatives
Swap Agreements	$-	$-	$2,624,157	$-	$2,624,157
Liability Derivatives
Swap Agreements	$(11,779)	$-	$(18,242)	$-	$(30,021)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$95,600,000	$-	$79,397,115	$-	$174,997,115
Diversified Bond Fund
Asset Derivatives
Swap Agreements	$529,653	$-	$625,551	$-	$1,155,204
Liability Derivatives
Swap Agreements	$(651,379)	$-	$(4,975)	$-	$(656,354)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$140,870,000	$-	$18,924,481	$-	$159,794,481
International Bond Fund
Asset Derivatives
Forward Contracts	$-	$519,366	$-	$-	$519,366
Liability Derivatives
Forward Contracts	$-	$(351,555)	$-	$-	$(351,555)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$15,605,252	$-	$-	$15,605,252
Balanced Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$557,745	$557,745
Swap Agreements	-	-	94,739	-	$94,739
Total Value	$-	$-	$94,739	$557,745	$652,484
Liability Derivatives
Swap Agreements	$(411)	$-	$(774)	$-	$(1,185)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	168	168
Swap Agreements	$3,350,000	$-	$2,887,074	$-	$6,237,074
Main Street Small Cap Fund
Asset Derivatives
Rights	$-	$-	$-	$3	$3

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	300	300
Small Company Opportunities Fund
Asset Derivatives
Rights	$-	$-	$-	$6	$6
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	600	600
International Equity Fund
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-	-	2,910,825	2,910,825
Focused International Fund
Asset Derivatives
Rights	$-	$-	$-	$516,034	$516,034
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	-	377,497	377,497

† Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at July 31, 2010.

Further details regarding the derivatives and other investments held by the Funds at July 31, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset

Notes to Portfolio of Investments (Unaudited) (Continued)

any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at July 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
Barclays Bank PLC	495,000,000	Japanese Yen	8/18/10	$5,317,380	$5,726,889	$409,509
Barclays Bank PLC	135,000	Singapore Dollar	9/15/10	96,559	99,298	2,739
				5,413,939	5,826,187	412,248

Deutsche Bank AG London	210,000	Euro	8/25/10	260,509	274,435	13,926
Deutsche Bank AG London	1,350,000	Swedish Krona	9/02/10	173,546	187,489	13,943
				434,055	461,924	27,869

JP Morgan Chase Bank	840,000	Singapore Dollar	9/15/10	611,307	617,851	6,544

Royal Bank of Scotland Group PLC	370,000	British Pound	9/15/10	546,968	581,248	34,280
Royal Bank of Scotland Group PLC	455,000	Euro	8/25/10	561,099	594,610	33,511
				1,108,067	1,175,858	67,791

UBS AG London	150,000	Canadian Dollar	9/15/10	140,779	145,693	4,914
				$7,708,147	$8,227,513	$519,366

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (continued)
SELLS
Barclays Bank PLC	890,000	Australian Dollar	9/15/10	$751,653	$801,781	$(50,128)
Barclays Bank PLC	985,000	British Pound	9/15/10	1,448,317	1,547,375	(99,058)
Barclays Bank PLC	4,000,000	Mexican Peso	9/15/10	312,566	314,936	(2,370)
				2,512,536	2,664,092	(151,556)

Citibank N.A.	540,000	Canadian Dollar	9/15/10	523,195	524,495	(1,300)

Deutsche Bank AG London	10,000,000	Japanese Yen	8/18/10	109,208	115,695	(6,487)
Deutsche Bank AG London	155,693	Euro	8/25/10	188,836	203,465	(14,629)
Deutsche Bank AG London	640,000	Polish Zloty	9/02/10	194,104	208,421	(14,317)
Deutsche Bank AG London	365,000	Australian Dollar	9/16/10	325,142	328,781	(3,639)
				817,290	856,362	(39,072)

JP Morgan Chase Bank	24,350,000	Japanese Yen	8/18/10	279,304	281,717	(2,413)
JP Morgan Chase Bank	335,000	Euro	8/25/10	433,829	437,790	(3,961)
JP Morgan Chase Bank	660,000	Canadian Dollar	9/15/10	627,039	641,050	(14,011)
				1,340,172	1,360,557	(20,385)

Royal Bank of Scotland Group PLC	805,000	Polish Zloty	9/02/10	230,402	262,154	(31,752)

UBS AG London	1,975,000	Euro	8/25/10	2,473,510	2,581,000	(107,490)
				$7,897,105	$8,248,660	$(351,555)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly

Notes to Portfolio of Investments (Unaudited) (Continued)

leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at July 31, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Balanced Fund
BUYS
65	E-Mini S&P 500 Index	9/17/10	$3,569,475	$93,780
103	E-Mini MSCI EAFE Index	9/17/10	7,578,225	463,965
				$557,745

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring,

Notes to Portfolio of Investments (Unaudited) (Continued)

obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at July 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,750,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$14,481	$84,218	$98,699
650,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(2,535)	12,038	9,503
6,500,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(74,696)	87,598	12,902
3,250,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CMBX.NA.AAA.1	(39,585)	46,036	6,451
1,050,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(5,804)	-	(5,804)
							(122,620)	145,672	23,052
520,687	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	9,370	53,374	62,744
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(205,485)	493,124	287,639
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(65,400)	150,000	84,600
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(6,628)	99,688	93,060
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	17,800	95,000	112,800
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(9,245)	69,875	60,630
							(268,958)	907,687	638,729

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund* (continued)
Interest Rate Swaps
16,150,000	USD	6/14/11	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.57)% if positive	$(3,902)	$-	$(3,902)
14,950,000	USD	11/02/10	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMT rate - 0.54)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMT rate -0.54)% if positive	-	-	-
							(3,902)	-	(3,902)
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Core Bond Fund**
Credit Default Swaps
5,100,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$42,203	$245,437	$287,640
2,200,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(8,580)	40,744	32,164
9,800,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(119,364)	138,816	19,452
3,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(18,242)	-	(18,242)
							(146,186)	179,560	33,374
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriot International, Inc.	148,033	-	148,033
1,602,115	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	CDX.NA.IG.14	28,830	164,225	193,055
							176,863	164,225	341,088
17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(684,950)	1,643,750	958,800
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(218,000)	500,000	282,000
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(20,485)	308,125	287,640
4,175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	37,157	198,312	235,469
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(21,500)	162,500	141,000
							(907,778)	2,812,687	1,904,909
19,600,000	USD	6/20/15	JPMorgan Chase Bank, N.A.	Buy	(1.000%)	CDX.NA.IG.14	(225,237)	264,141	38,904
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
48,750,000	USD	6/14/11	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.57)% if positive	$(11,779)	$-	$(11,779)
46,850,000	USD	11/02/10	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.54)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.54)% if positive	-	-	-
							(11,779)	-	(11,779)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund***
Credit Default Swaps
1,200,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$9,930	$57,750	$67,680
600,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(2,340)	11,112	8,772
2,250,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(27,405)	31,871	4,466
900,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(4,975)	-	(4,975)
							(34,720)	42,983	8,263
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriot International, Inc.	41,427	-	41,427
364,481	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	6,559	37,361	43,920
							47,986	37,361	85,347
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(5,021)	75,521	70,500
1,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(56,680)	130,000	73,320
4,420,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(178,087)	427,375	249,288
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	5,118	27,312	32,430
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(3,784)	28,600	24,816
							(238,454)	688,808	450,354
4,500,000	USD	6/20/15	JPMorgan Chase Bank, N.A.	Buy	(1.000%)	CDX.NA.IG.14	(51,713)	60,645	8,932
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
10,950,000	USD	6/14/11	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.57)% if positive	$(2,646)	$-	$(2,646)
10,300,000	USD	11/02/10	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.54)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.54)% if positive	-	-	-
							(2,646)	-	(2,646)
6,140,000	GBP	5/13/20	Credit Suisse Securities LLC		6-Month GBP-LIBOR-BBA	Fixed 3.715%	290,167	-	290,167
25,450,000	GBP	5/13/12	Credit Suisse Securities LLC		6-Month GBP-LIBOR-BBA	Fixed 1.510%	109,729	-	109,729
11,000,000	GBP	5/13/15	Credit Suisse Securities LLC		Fixed 2.750%	6-Month GBP-LIBOR-BBA	(298,103)	-	(298,103)
17,220,000	GBP	5/13/13	Credit Suisse Securities LLC		Fixed 1.980%	6-Month GBP-LIBOR-BBA	(196,602)	-	(196,602)
							(94,809)	-	(94,809)
3,070,000	GBP	5/20/20	Barclays Bank PLC		6-Month GBP-LIBOR-BBA	Fixed 3.450%	34,801	-	34,801
12,725,000	GBP	5/20/12	Barclays Bank PLC		6-Month GBP-LIBOR-BBA	Fixed 1.427%	22,415	-	22,415
3,070,000	GBP	5/20/20	Barclays Bank PLC		6-Month GBP-LIBOR-BBA	Fixed 3.530%	67,788	-	67,788
8,610,000	GBP	5/20/13	Barclays Bank PLC		Fixed 1.837%	6-Month GBP-LIBOR-BBA	(42,298)	-	(42,298)
5,500,000	GBP	5/20/15	Barclays Bank PLC		Fixed 2.540%	6-Month GBP-LIBOR-BBA	(63,902)	-	(63,902)
5,500,000	GBP	5/20/15	Barclays Bank PLC		Fixed 2.460%	6-Month GBP-LIBOR-BBA	(32,262)	-	(32,262)
8,610,000	GBP	5/20/13	Barclays Bank PLC		Fixed 1.765%	6-Month GBP-LIBOR-BBA	(15,566)	-	(15,566)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund*** (continued)
Interest Rate Swaps
12,725,000	GBP	5/20/12	Barclays Bank PLC		6-Month GBP-LIBOR-BBA	Fixed 1.378%	$4,753	$-	$4,753
							(24,271)	-	(24,271)
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Balanced Fund
Credit Default Swaps
175,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$1,448	$8,422	$9,870
75,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(292)	1,389	1,097
350,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(4,263)	4,958	695
140,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(774)	-	(774)
							(5,329)	6,347	1,018
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriot International, Inc	6,628	-	6,628
56,074	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	1,009	5,748	6,757
							7,637	5,748	13,385
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(8,284)	19,000	10,716
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(26,028)	62,463	36,435
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(703)	10,573	9,870
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	1,113	5,938	7,051
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(645)	4,875	4,230
							(34,547)	102,849	68,302
700,000	USD	6/20/15	JP Morgan Chase Bank N.A.	Buy	(1.000%)	CDX.NA.IG.14	(8,044)	9,434	1,390
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
1,700,000	USD	6/14/11	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.57)% if positive	$(411)	$-	$(411)
1,650,000	USD	11/02/10	Goldman Sachs International		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.54)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.54)% if positive	-	-	-
							(411)	-	(411)

*Collateral for swap agreements received from Goldman Sachs & Co. amounted to $630,000 at July 31, 2010.

**Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $550,000 and securities valued at $1,962,050, respectively, at July 31, 2010.

***Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $50,007 and $460,000, respectively, at July 31, 2010.

GBPBritish Pound

USDU.S. Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment

Notes to Portfolio of Investments (Unaudited) (Continued)

by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights and warrants as shown in the Portfolio(s) of Investments at July 31, 2010.

The Fund(s) had no purchased options or written options at July 31, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a

Notes to Portfolio of Investments (Unaudited) (Continued)

when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at July 31, 2010.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Inflation-Protected and Income Fund held inflation-indexed bonds at July 31, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by

Notes to Portfolio of Investments (Unaudited) (Continued)

the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at July 31, 2010.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at July 31, 2010:

Description	Value
Inflation-Protected and Income Fund
Agreement with Daiwa Securities, dated 07/21/10, 0.270%, to be repurchased on demand until 10/26/10 at value plus accrued interest.	$26,745,000
Agreement with Deutsche Bank, dated 07/07/10, 0.280%, to be repurchased on demand until 10/07/10 at value plus accrued interest.	33,431,000
Agreement with Goldman Sachs, dated 07/15/10, 0.260%, to be repurchased on demand until 08/13/10 at value plus accrued interest.	50,459,000
Agreement with HSBC Finance Corp., dated 06/03/10, 0.300%, to be repurchased on demand until 09/07/10 at value plus accrued interest.	19,497,500
Agreement with HSBC Finance Corp., dated 06/09/10, 0.280%, to be repurchased on demand until 09/09/10 at value plus accrued interest.	4,005,000
Agreement with HSBC Finance Corp., dated 07/22/10, 0.260%, to be repurchased on demand until 10/21/10 at value plus accrued interest.	5,426,138
Agreement with Morgan Stanley, dated 06/10/10, 0.260%, to be repurchased on demand until 08/11/10 at value plus accrued interest.	35,720,816
Agreement with Morgan Stanley, dated 07/22/10, 0.260%, to be repurchased on demand until 08/24/10 at value plus accrued interest.	28,023,206
Agreement with Morgan Stanley, dated 07/15/10, 0.280%, to be repurchased on demand until 10/15/10 at value plus accrued interest.	12,316,813
$215,624,473

Average balance outstanding	$191,189,582
Average interest rate	0.21%
Maximum balance outstanding	$216,392,098

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement

Notes to Portfolio of Investments (Unaudited) (Continued)

date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At July 31, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$483,085,143	$15,566,639	$(5,233,844)	$10,332,795
Inflation-Protected and Income Fund	467,147,243	14,870,595	(331,890)	14,538,705
Core Bond Fund	1,685,056,864	52,126,965	(19,525,617)	32,601,348
Diversified Bond Fund	355,993,795	11,812,307	(5,985,393)	5,826,914
High Yield Fund	168,225,767	5,812,459	(3,254,205)	2,558,254
International Bond Fund	28,111,616	1,345,450	(836,175)	509,275
Balanced Fund	137,371,378	6,700,166	(3,319,596)	3,380,570
Value Fund	182,337,489	13,971,821	(7,023,241)	6,948,580
Enhanced Index Value Fund	256,868,934	15,523,980	(7,728,431)	7,795,549
Enhanced Index Core Equity Fund	14,338,756	1,328,945	(513,909)	815,036
Main Street Fund	156,891,281	20,165,620	(5,098,325)	15,067,295
Capital Appreciation Fund	570,875,900	57,174,161	(19,293,128)	37,881,033
Enhanced Index Growth Fund	168,058,634	17,368,787	(4,017,767)	13,351,020
Discovery Value Fund	35,173,782	4,320,484	(1,161,104)	3,159,380
Main Street Small Cap Fund	69,002,806	12,245,220	(3,089,979)	9,155,241
Small Company Opportunities Fund	174,071,193	28,805,515	(8,591,215)	20,214,300
Global Fund	360,905,902	50,016,825	(37,992,208)	12,024,617
International Equity Fund	575,363,010	156,042,941	(66,062,251)	89,980,690
Focused International Fund	69,680,032	14,257,001	(2,773,104)	11,483,897
Strategic Emerging Markets Fund	106,000,805	25,121,049	(1,685,246)	23,435,803

Note: The aggregate cost for investments for the Money Market Fund at July 31, 2010, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended July 31, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Main Street Small Cap Fund
Oppenheimer Holdings, Inc. Class A	200	1,630	1,830	-	$-	$-	$353
Small Company Opportunities Fund
Oppenheimer Holdings, Inc. Class A	600	3,450	4,050	-	$-	$691	$(410)
Global Fund
Oppenheimer Institutional Money Market Fund Class E	3,814,131	44,112,257	47,084,817	841,571	$841,571	$5,353	$-
International Equity Fund
Art Advanced Research Technologies, Inc. *	2,757,900	-	2,757,900	-	$-	$-	$(447,711)
Art Advanced Research Technologies, Inc. *	3,163,727	-	3,163,727	-	-	-	(3,706,189)
Ortivus AB Class A*	114,300	-	-	114,300	269,446
Ortivus AB Class B*	859,965	-	-	859,965	555,481	-	-
Art Advanced Research Technologies, Inc., Series 1*	2,653,076	-	2,653,076	-	-	-	(2,468,179)
Art Advanced Research Technologies, Inc., Series 2*	836,671	-	836,671	-	-	-	(837,737)
Oppenheimer Institutional Money Market Fund Class E	26,895,734	64,647,540	91,543,274	-	-	19,279	100
					$824,927	$19,279	$(7,459,716)

* Issuer is considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	9/17/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	9/17/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	9/17/10